SEMIANNUAL REPORT

APRIL 30,
1999

(LOGO) (R)
Victory Funds

TABLE OF CONTENTS


Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives fees for its services from The Victory Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

NOT FDIC INSURED Shares of the Victory Funds are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Year 2000 Issues. Like all mutual funds, the Funds could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The risk of such a computer failure may be greater as it relates to investments in foreign countries. The Funds' service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Funds. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to a Fund.


Shareholder Letter                               3

Investment Review and Outlook                    4

Financial Statements

Victory Money Market Funds
  U.S. Government Obligations Fund
    Schedule of Investments                      5
    Statements of Assets and Liabilities        15
    Statements of Operations                    16
    Statements of Changes in Net Assets         17
    Financial Highlights                        18

  Prime Obligations Fund
    Schedule of Investments                      7
    Statements of Assets and Liabilities        15
    Statements of Operations                    16
    Statements of Changes in Net Assets         17
    Financial Highlights                        19

  Financial Reserves Fund
    Schedule of Investments                     11
    Statements of Assets and Liabilities        15
    Statements of Operations                    16
    Statements of Changes in Net Assets         17
    Financial Highlights                        20

  Tax-Free Money Market Fund
    Schedule of Investments                     21
    Statements of Assets and Liabilities        36
    Statements of Operations                    37
    Statements of Changes in Net Assets         38
    Financial Highlights                        39

  Ohio Municipal Money Market Fund
    Schedule of Investments                     28
    Statements of Assets and Liabilities        36
    Statements of Operations                    37
    Statements of Changes in Net Assets         38
    Financial Highlights                        40

Victory Taxable Fixed Income Funds
  Limited Term Income Fund
    Schedule of Investments                     41
    Statements of Assets and Liabilities        53
    Statements of Operations                    54
    Statements of Changes in Net Assets         55
    Financial Highlights                        57


(LOGO) (R)
Victory Funds

Call Victory at:
800-539-FUND (800-539-3863)

Or Call Gradison McDonald at:
800-869-5999 or 513-579-5999

TABLE OF CONTENTS
(continued)

  Intermediate Income Fund
    Schedule of Investments                                         43
    Statements of Assets and Liabilities                            53
    Statements of Operations                                        54
    Statements of Changes in Net Assets                             55
    Financial Highlights                                            58

  Fund for Income
    Schedule of Investments                                         47
    Statements of Assets and Liabilities                            53
    Statements of Operations                                        54
    Statements of Changes in Net Assets                             55
    Financial Highlights                                            59

  Government Mortgage Fund
    Schedule of Investments                                         48
    Statements of Assets and Liabilities                            53
    Statements of Operations                                        54
    Statements of Changes in Net Assets                             56
    Financial Highlights                                            60

  Investment Quality Bond Fund
    Schedule of Investments                                         49
    Statements of Assets and Liabilities                            53
    Statements of Operations                                        54
    Statements of Changes in Net Assets                             56
    Financial Highlights                                            61

Victory Municipal Fixed Income Funds
  National Municipal Bond Fund
    Schedule of Investments                                         62
    Statements of Assets and Liabilities                            76
    Statements of Operations                                        77
    Statements of Changes in Net Assets                             78
    Financial Highlights                                         79-80

  New York Tax-Free Fund
    Schedule of Investments                                         66
    Statements of Assets and Liabilities                            76
    Statements of Operations                                        77
    Statements of Changes in Net Assets                             78
    Financial Highlights                                         81-82

  Ohio Municipal Bond Fund
    Schedule of Investments                                         68
    Statements of Assets and Liabilities                            76
    Statements of Operations                                        77
    Statements of Changes in Net Assets                             78
    Financial Highlights                                            83

Victory Specialty Funds
  Balanced Fund
    Schedule of Investments                                         84
    Statements of Assets and Liabilities                           100
    Statements of Operations                                       101
    Statements of Changes in Net Assets                            102
    Financial Highlights                                           103

  Convertible Securities Fund
    Schedule of Investments                                         94
    Statements of Assets and Liabilities                           100
    Statements of Operations                                       101
    Statements of Changes in Net Assets                            102
    Financial Highlights                                           104

  Real Estate Investment Fund
    Schedule of Investments                                         99
    Statements of Assets and Liabilities                           100
    Statements of Operations                                       101
    Statements of Changes in Net Assets                            102
    Financial Highlights                                           105

Victory Equity Funds
  Value Fund
    Schedule of Investments                                        106
    Statements of Assets and Liabilities                           125
    Statements of Operations                                       126
    Statements of Changes in Net Assets                            127
    Financial Highlights                                           129
    Statements of Cash Flows                                       160

  Lakefront Fund
    Schedule of Investments                                        109
    Statements of Assets and Liabilities                           125
    Statements of Operations                                       126
    Statements of Changes in Net Assets                            127
    Financial Highlights                                           130

  Diversified Stock Fund
    Schedule of Investments                                        111
    Statements of Assets and Liabilities                           125
    Statements of Operations                                       126
    Statements of Changes in Net Assets                            127
    Financial Highlights                                       131-132
    Statements of Cash Flows                                       160

  Stock Index Fund
    Schedule of Investments                                        114
    Statements of Assets and Liabilities                           125
    Statements of Operations                                       126
    Statements of Changes in Net Assets                            128
    Financial Highlights                                           133

  Growth Fund
    Schedule of Investments                                        123
    Statements of Assets and Liabilities                           125
    Statements of Operations                                       126
    Statements of Changes in Net Assets                            128
    Financial Highlights                                           134

  Established Value Fund
    Schedule of Investments                                        135
    Statements of Assets and Liabilities                           151
    Statements of Operations                                       152
    Statements of Changes in Net Assets                            153
    Financial Highlights                                           155

  Special Value Fund
    Schedule of Investments                                        137
    Statements of Assets and Liabilities                           151
    Statements of Operations                                       152
    Statements of Changes in Net Assets                            153
    Financial Highlights                                           156
    Statements of Cash Flows                                       160

  Ohio Regional Stock Fund
    Schedule of Investments                                        140
    Statements of Assets and Liabilities                           151
    Statements of Operations                                       152
    Statements of Changes in Net Assets                            153
    Financial Highlights                                           157

  Small Company Opportunity Fund
    Schedule of Investments                                        142
    Statements of Assets and Liabilities                           151
    Statements of Operations                                       152
    Statements of Changes in Net Assets                            154
    Financial Highlights                                           158

  International Growth Fund
    Schedule of Investments                                        145
    Statements of Assets and Liabilities                           151
    Statements of Operations                                       152
    Statements of Changes in Net Assets                            154
    Financial Highlights                                           159

Notes                                                              161

Letter to our Shareholders

On behalf of the Victory Funds, thank you for your continued confidence in Victory. If you are new to the Victory Funds, welcome! We are pleased to present the Victory Funds Semi-Annual Report for the period ended April 30, 1999. We hope you find this report useful, easy to read, and a valuable tool provided by the Victory Funds. But, before you delve into the report, we would like to share some highlights from this past fiscal year and some brief economic commentary.

Since our last report, KeyCorp completed its acquisition of McDonald Investments, Inc. and its related dealer, McDonald & Company Securities, a full-service investment banking and securities brokerage firm. Soon after that acquisition, the Gradison Funds, the proprietary mutual fund offering of McDonald-Gradison Investments, Inc., were merged into the Victory Funds. The combined assets of the Victory Funds, advised by Key Asset Management, an affiliate of KeyCorp, are now over $18 billion dollars, spread across 32 distinct funds giving the Victory Funds the ability to serve an even wider variety of investors. We have every hope that these recent additions and structural changes will serve to enhance the Victory Funds' ability to meet your specific investment objectives.

Currently, Key Asset Management reports the domestic economy is in great shape. Unemployment is low, and real income growth is high. News from Asia seems to be getting better, a prerequisite for global acceleration. Consumer confidence is high, and investor sentiment is almost as buoyant. Cash flows into equities are strong. The Dow Jones recently hit 10,000, and the S&P 500 spent much of the Funds' second fiscal quarter in record territory, too.

We encourage our shareholders to take the opportunity to further diversify their holdings among the broad investment options of the expanded Victory Fund complex. As you may know, diversification can be a powerful tool in helping investors manage risk and achieving one's investment objectives, through good and bad economic periods.

Again, thank you for choosing the Victory Funds to help you realize your investment goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
The Victory Funds

Dow Jones Industrial Average: A price weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are noted on the New York Stock Exchange.

The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

Investment Review and Outlook

Irrational Anxiety?

The domestic economy is in great shape. Unemployment is low, and real income growth is high. News from Asia seems to be getting better, a prerequisite for global acceleration. Consumer confidence is high, and investor sentiment is almost as giddy. In a matter of a few weeks, the Dow sliced through 10,000 and 11,000, and the S&P 500 spent much of the first half of 1999 in record territory, too.

With so much going so well, it is easy to see why some Wall Street pundits are predicting that equities will continue to soar. Faced with such good fortune, I should be doing celebratory cartwheels. Yet I cannot shake this uneasy feeling that not all is well with the stock market.

Perhaps it is concern that the confluence of near-ideal conditions that got us where we are is unsustainable, and that the market's foundation is not as stable as it may appear at first glance. Perhaps it is the recognition that equity returns over the past four years have been extraordinary, and the historical tendency of those returns to revert to the mean implies some leaner years ahead. Perhaps it is the nagging thought that valuation does matter, especially in the face of rising interest rates, and that the handful of blue chip stocks that have lifted the Dow and the S&P look expensive by most conventional measures. Or perhaps it's a little bit of each.

Let me be clear: although I am a little nervous about the near-term prospects for stocks, it is nothing that a 10%-15% correction might not cure. I am not overcome with a sense of impending doom. Strategically speaking, I see no reason to abandon equities. While many of the market's leaders are trading at multiples that no value investor in good standing could abide, a few are still reasonably priced relative to their anticipated earnings trajectories. Moreover, the shares of many economically sensitive companies are relatively inexpensive, and a substantial number of small and mid-capitalization issues sport price/earnings multiples that resemble shoe sizes instead of golf scores.

Nonetheless, I find myself leaning towards a more conservative portfolio posture. Given their relatively high real yields, bonds appeal to me more than usual, despite the whiff of inflation emanating from the oil patch and the Federal Reserve's adoption of a bias towards tightening monetary policy. Within the equity market, I think the market rotation towards value stocks still has a long way to run. I am even tempted to let cash reserves build a little, as a means to offset the heightened volatility that seems likely to persist for the balance of the year.

/s/ Charles G. Crane

Charles G. Crane, Chief Market Strategist
Key Asset Management

THE VICTORY PORTFOLIOS                           Schedules of Investments
U.S. Government Obligations Fund                           April 30, 1999
(Amounts in Thousands)                                        (Unaudited)

                                                  Principal     Amortized
Security Description                                Amount         Cost

Repurchase Agreements (74.1%)

Financial Services (74.1%):
Barclays de Zoete Wedd
    Securities, Inc.,
    4.88%, 5/3/99,
    (Collateralized by $90,341
    U.S. Treasury Notes,
    6.00%, 8/15/99,
    market value-- $91,801)                       $ 90,000    $   90,000

Bear Stearns Co., Inc.,
    4.90%, 4/30/99,
    (Collateralized by
    $1,725,131 various U.S.
    Government Securities,
    0.00%-8.75%,
    7/29/99-11/15/27,
    market value-- $551,674)                       540,000       540,000

Deutsche Morgan Grenfell,
    4.87%, 5/3/99,
    (Collateralized by $90,800
    U.S. Treasury Notes,
    5.125%, 8/31/00,
    market value-- $91,801)                         90,000        90,000

Donaldson-Lufkin Jenrette
    Securities Corp.,
    4.88%, 5/3/99,
    (Collateralized by
    $1,527,100 various
    U.S. Government Securities,
    0.00%, 8/15/09-11/15/21,
    market value-- $559,987)                       549,007       549,007

Goldman Sachs Group L.P.,
    4.90%, 5/3/99,
    (Collateralized by $100,111
    U.S. Treasury Notes,
    5.375%, 7/31/00,
    market value-- $102,001)                       100,000       100,000

Greenwich Capital Markets, Inc.,
    4.88%, 5/3/99,
    (Collateralized by
    $115,449 various U.S.
    Government Securities,
    7.25%-8.75%,
    5/15/16-5/15/17,
    market value $91,801)                           90,000        90,000

Lehman Brothers, Inc.,
    4.90%, 5/3/99,
    (Collateralized by $99,555
    U.S.Treasury Notes,
    5.625%, 12/31/99,
    market value-- $102,003)                      $100,000    $  100,000

Morgan Stanley,
    4.87%, 5/3/99,
    (Collateralized by
    $91,326 various U.S.
    Government Securities,
    3.375%-7.875%,
    5/31/99-1/15/09,
    market value-- $92,778)                         90,000        90,000

Total Repurchase Agreements
(Amortized Cost $1,649,007)                                    1,649,007

U.S. Treasury Notes (26.9%)

6.25%, 5/31/99(b)                                   50,000        50,028
6.00%, 6/30/99(b)                                  100,000       100,144
5.88%, 8/31/99                                     100,000       100,249
5.75%, 9/30/99                                     100,000       100,426
5.63%, 12/31/99                                    100,000       100,579
7.75%, 1/31/00                                      25,000        25,543
5.50%, 2/29/00                                      20,000        20,109
5.50%, 3/31/00                                     100,000       100,637

Total U.S. Treasury Notes
(Amortized Cost $597,715)                                        597,715

Securities Purchased With Cash Collateral (7.1%)

Repurchase Agreements (7.1%):
Credit Suisse First Boston,
    5.10%, 5/3/99
    (Collateralized by $44,409
    U.S. T-Bond,
    7.25%, 8/15/22
    market value-- $53,311)                       $ 52,000    $   52,000

Morgan Stanley Dean Witter,
    5.04%, 5/3/99
    (Collateralized by $114,619
    various U.S. T-Bonds,
    0.00%, 2/15/08-2/15/17,
    market value-- $55,407)                         55,000        55,000

Lehman Brothers, Inc.,
    5.08%, 5/3/99
    (Collateralized by
    $53,875 EFG,
    0.00%, 12/15/32,
    market value-- $53,690)                         52,125        52,125

Total Securities Purchased
With Cash Collateral (Cost $159,125)                             159,125

Total Investments
(Amortized Cost $2,405,847) (a)-- 108.1%                       2,405,847

Liabilities in excess of other assets -- (8.1%)                 (180,382)

TOTAL NET ASSETS -- 100.0%                                    $2,225,465

(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) All or a portion of this security was loaned as of April 30,1999.

See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Prime Obligations Fund                                          April 30, 1999
(Amounts in Thousands)                                             (Unaudited)

                                                   Principal    Amortized
Security Description                                 Amount        Cost

Bankers Acceptances (1.5%)

Bank of Hawaii,
  4.90%, 6/9/99                                    $ 4,628    $    4,604

Bank of Hawaii,
  4.80%, 7/23/99                                     5,000         4,945

Toronto Dominion Bank, Ltd.,
  4.80%, 5/17/99                                    15,000        14,968

Total Bankers Acceptances
(Amortized Cost $24,517)                                          24,517

Certificates of Deposit (7.3%)

Bayerische Landesbank NY,
  5.12%, 3/21/00                                     7,000         6,987

Chase New York,
  5.73%, 5/11/99                                    10,000        10,001

Rabobank,
  5.11%, 2/18/00                                    10,000         9,998

Rabobank,
  5.14%, 3/27/00                                     5,000         4,999

Royal Bank of Canada,
  5.70%, 6/23/99                                     6,000         6,000

Royal Bank of Canada,
  4.97%, 2/3/00                                      5,000         4,989

Societe Generale,
  4.85%*, 5/1/99**                                   5,000         5,000

Societe Generale,
  5.00%*, 5/1/99**                                  25,000        24,998

Societe Generale,
  4.99%*, 5/1/99**                                  10,000         9,998

Societe Generale,
  5.29%, 3/3/00                                      6,000         5,996

Toronto Dominion Bank, Ltd.,
  4.84%, 6/15/99                                    20,000        20,000

UBS,
  5.29%, 3/1/00                                     10,000         9,999

Total Certificates of Deposit
(Amortized Cost $118,965)                                        118,965

Commercial Paper (53.2%)

Abbey National N.A.,
4.82%, 7/8/99                                       65,000        64,408

ABN AMRO North American
Finance, Inc.,
  4.83%, 5/19/99                                    20,000        19,952

Asset Securitization Capital Corp.,
  4.80%, 6/1/99                                     30,000        29,876

Baker Hughes, Inc.,
  4.85%, 6/28/99                                    20,000        19,844

Brown Forman,
  4.80%, 6/11/99                                   $20,000    $   19,891

Coca-Cola,
  4.80%, 5/26/99                                    10,000         9,967

Delaware Funding Corp.,
  4.81%, 5/20/99                                    20,000        19,949

Delaware Funding Corp.,
  4.83%, 6/8/99                                     20,000        19,898

Edison Asset Securities,
  4.84%, 5/19/99                                    26,000        25,937

Edison Asset Securities,
  4.82%, 6/1/99                                     10,000         9,958

Edison Asset Securities,
  4.85%, 7/12/99                                    30,000        29,709

Fleet Funding Corp.,
  4.86%, 5/10/99                                    15,368        15,349

Fleet Funding Corp.,
  4.82%, 5/20/99                                    17,270        17,226

Fleet Funding Corp.,
  4.82%, 5/26/99                                    17,177        17,120

Fuji Photo Co., Ltd.,
  4.82%, 6/8/99                                     15,000        14,924

General Electric Capital Corp.,
  4.83%, 5/11/99                                     7,067         7,058

General Electric Capital Corp.,
  4.80%, 5/18/99                                     5,000         4,989

General Electric Capital Corp.,
  4.77%, 6/7/99                                      5,000         4,975

General Electric Capital Corp.,
  4.80%, 6/10/99                                    12,500        12,433

Goldman Sachs Group,
  4.95%, 5/28/99                                    20,000        19,926

Great Lakes Chemical,
  4.83%, 5/10/99                                    10,000         9,988

Great Lakes Chemical,
  4.84%, 5/28/99                                    10,000         9,964

Great Lakes Chemical,
  4.83%, 6/25/99                                    10,000         9,926

Iowa Student Loan
  Liquidity Corp.,
  4.86%, 5/6/99                                     16,586        16,575

Iowa Student Loan
  Liquidity Corp.,
  4.84%, 5/27/99                                    14,571        14,520

Matson Navigation,
  4.80%, 5/03/99                                    10,000         9,997

Matson Navigation,
  4.86%, 6/9/99                                      8,000         7,958

McGraw Hill,
  4.83%, 5/4/99                                      5,100         5,098

McGraw Hill,
  4.85%, 5/26/99                                   $ 4,900    $    4,883

McGraw-Hill,
  4.83%, 7/28/99                                    11,000        10,870

Mont Blanc Capital Corp.,
  4.87%, 5/24/99                                    50,000        49,844

Mont Blanc Capital Corp.,
  4.83%, 6/1/99                                     15,000        14,938

Monte Rosa,
  4.83%, 6/1/99                                     20,000        19,917

Morgan Stanley Group,
  4.83%, 7/7/99                                     50,000        49,551

Nalco Chemical,
  4.80%, 5/6/99                                      4,000         3,997

Redwood Receivables Corp.,
  4.84%, 5/25/99                                    13,465        13,422

Redwood Receivables Corp.,
  4.82%, 5/27/99                                    15,000        14,948

Redwood Receivables Corp.,
  4.83%, 6/1/99                                     13,356        13,300

Redwood Receivables Corp.,
  4.80%, 6/7/99                                     28,347        28,207

Reed Elsevier, Inc.,
  4.81%, 6/8/99                                     15,000        14,924

Reed Elsevier, Inc.,
  4.80%, 7/16/99                                    24,750        24,499

Salomon Smith Barney,
  4.96%, 6/1/99                                     10,000         9,957

Salomon Smith Barney,
  4.81%, 6/7/99                                     25,000        24,876

Sigma Financial Corp.,
  4.88%, 9/13/99                                    10,000         9,817

Sino Chemical,
  4.84%, 5/12/99,
  LOC ABN AMBRO                                     12,000        11,982

Southwest Student Services Corp.,
  4.82%, 5/17/99,
  LOC Dresdner                                       5,250         5,239

Texas Agricultural
  Finance Authority,
  4.85%, 6/18/99                                    10,000         9,935

Transamerica Finance,
  4.87%, 5/4/99                                     10,106        10,102

UBS Finance,
  4.90%, 11/22/99                                   20,000        19,442

Walt Disney Co.,
  4.84%, 9/17/99                                    22,580        22,159

Xerox Corp.,
  4.77%, 5/18/99                                    17,990        17,949

Total Commercial Paper
(Amortized Cost $872,173)                                        872,173

Corporate Bonds (30.1%)

American General
  Financial Corp.,
  7.13%, 12/1/99                                   $ 8,915    $    9,013

Associates Corp., N.A.,
  6.75%, 6/28/99                                     4,500         4,506

Associates Corp., N.A.,
  5.25%, 3/30/00                                     5,000         4,999

Beneficial Corp.,
  8.35%, 12/16/99                                    3,000         3,060

Beta Finance,
  5.03%*, 5/4/99**                                  10,000        10,000

Beta Finance,
  5.26%*, 5/4/99**                                  10,000        10,000

CIT Group Holding,
  5.88%, 12/9/99, MTN                                5,000         5,023

Dell Tin Fiber LLC,
  5.00%*, 5/5/99**,
  LOC 1st Chicago                                   10,000        10,000

Diageo Capital PLC,
  7.00%, 6/15/99                                     7,713         7,723

Dome Corp.,
  4.98%*, 5/5/99**,
  LOC Societe Generale                               2,720         2,720

Ford Motor Credit Corp.,
  7.75%, 10/1/99                                    16,800        16,984

Ford Motor Credit Corp.,
  7.50%, 11/19/99                                    5,000         5,066

General American
  Life Insurance,
  5.14%*, 5/3/99**                                  45,000        45,000

General American
  Life Insurance,
  5.14%*, 5/3/99**                                  10,000        10,000

General Motor
  Acceptance Corp.,
  6.70%, 7/2/99, MTN                                 5,000         5,008

Goldman Sachs Group,
  5.36%*, 5/3/99**                                  10,000        10,000

John Deere Capital Corp.,
  6.30%, 6/1/99                                      8,965         8,969

Lehman Brothers Holding, Inc.,
  4.98%*, 5/23/99**, MTN                            40,000        40,000

Liberty Lighthouse US Capital,
  5.04%*, 5/1/99**, MTN                             15,000        14,997

Merrill Lynch,
  5.13%*, 5/1/99**                                  10,000        10,001

Merrill Lynch,
  5.11%*, 5/1/99, MTN                               10,000        10,000

Merrill Lynch,
  5.10%*, 5/1/99**, MTN                            $10,000    $    9,999

Merrill Lynch,
  5.14%*, 5/1/99**, MTN                             10,000        10,003

Miami Valley,
  4.88%*, 5/6/99**,
  LOC National City Bank, MTN                          315           315

Morgan Guaranty Trust Co.,
  4.86%*, 5/27/99**                                 25,000        24,996

Morgan Stanley Dean Witter,
  6.82%, 12/15/99, MTN                               9,000         9,096

Morgan Stanley Dean Witter,
  5.10%*, 5/15/99**, MTN                             8,000         8,000

Nations Bank Note,
  5.00%, 1/5/00                                     20,000        19,997

Norwest Financial, Inc.,
  7.25%, 3/15/00                                    10,148        10,323

Philip Morris,
  7.13%, 12/1/99                                     5,000         5,056

Richfield Technology Associates,
  5.02%*, 5/6/99**,
  LOC Star Bank                                      4,500         4,500

RKS LLC Health Care,
  5.00%*, 5/5/99**,
  LOC AmSouth Bank                                   9,500         9,500

Salomon Smith Barney,
  6.25%, 10/1/99                                    15,900        15,965

Salomon Smith Barney,
  6.50%, 3/1/00                                      9,000         9,101

Sea River Maritime, Inc.,
  4.90%*, 5/3/99**,
  Guaranteed by Exxon Corp.                         13,600        13,600

SGS Tool,
  4.88%*, 5/6/99**,
  LOC National City                                    120           120

Sharp Electronics,
  5.00%*, 5/6/99**,
  LOC Fifth Third Bank                               3,865         3,865

Sigma Financial, Inc.,
  5.01%*, 5/25/99**                                  5,000         5,002

Sigma Financial, Inc.,
  5.08%*, 5/4/99**                                  10,000        10,000

Southwestern Ohio Steel,
  5.02%*, 5/6/99**,
  LOC Star Bank                                      4,480         4,480

Tell-Schipper Properties, Inc.,
  4.96%*, 5/6/99,
  LOC Bank One                                       1,120         1,120

Transamerica Finance Corp.,
  5.25%*, 7/22/99**, MTN                           $35,000    $   35,000

Transamerica Finance Corp.,
  5.05%*, 5/11/99**                                  7,000         7,000

Transamerica Financial Corp.,
  7.70%, 3/16/00                                     4,000         4,083

USL Capital Corp.,
  5.30%, 6/8/99**                                    5,000         5,010

USL Capital Corp.,
  7.54%, 12/22/99                                    5,000         5,076

Xerox Credit,
  5.32%, 3/31/00                                    18,000        17,993

Total Corporate Bonds
  (Amortized Cost $492,269)                                      492,269

Time Deposits (2.1%)

Huntington Grand Cayman,
  5.00%, 5/3/99                                     35,000        35,000

Total Time Deposits (Amortized Cost $35,000)                      35,000

Municipal Bonds (0.6%)

Minnesota (0.1%):
Cloquet Industrial Facilities
  Revenue, Potlach Corp.,
  5.00%*, 5/5/99**,
  LOC Credit Suisse                                  2,400         2,400

Ohio (0.5%):
Cuyahoga County EDR,
  Gateway Arena Project,
  Series B,
  4.89%*, 5/5/99**,
  LOC Canadian Imperial
  Bank of Commerce                                   7,200         7,200

Total Municipal Bonds (Amortized Cost $9,600)                      9,600

U.S. Government Agencies (1.8%)

Federal Home Loan Bank (1.8%):
4.77%, 6/30/99                                      20,000        19,841

5.00%, 1/5/00,
  Callable 7/5/99 @ 100 (b)                         10,000        10,000

                                                                  29,841

Total U.S. Government Agencies
(Amortized Cost $29,841)                                          29,841

Repurchase Agreements (2.5%)

Paine Weber,
  4.90%, 5/3/99,
  (Collateralized by $43,470,
  U.S. Treasury Bill,
  0.00%, 10/28/99,
  market value-- $42,501)                          $41,667    $   41,667

Total Repurchase Agreements
(Amortized Cost $41,667)                                          41,667

Securities Purchased With Cash Collateral (1.9%)

Short Term Securities (0.9%):
General American Funding
  Agreement, 5.10%, 3/29/00                         11,838        11,838

AIM Short Term Prime Money
  Market Fund                                        1,565         1,565

AIM Liquid Assets Money
  Market Fund                                        2,184         2,184

                                                                  15,587

Repurchase Agreements (1.0%):
Morgan Stanley Dean Witter,
  5.04%, 5/3/99
  (Collateralized by $5,800
  Dean Witter, 6.88%, 4/3/01,
  Ford Motor, 5.75%, 2/4/23,
  GMAC, 5.85%, 1/9/14,
  market value-- $5,798)                             5,800         5,800

Nations Bank, 5.04%, 5/3/99
  (Collateralized by $5,081
  TransAmerica Corp., 5.93%,
  3/25/02, Star Bank, 6.63%,
  12/15/06, Bank of America,
  5.75%, 3/1/04,
  market value-- $5,150)                             5,000         5,000

Goldman Sachs Group L.P.,
  (Collateralized by $5,539
  Atlantic Richfield Co.,
  5.55%, 4/15/03,
  Atlantic Richfield Co.,
  5.90%, 4/15/09,
  Bank of America Corp.,
  9.50%, 6/1/04,
  Sony Corp., 6.13%, 3/4/03,
  market value-- $5,671)                           $ 5,000    $    5,000

                                                                  15,800

Total Securities Purchased
With Cash Collateral (Cost $31,387)                               31,387

Total Investments
(Amortized Cost $1,655,419) (a)-- 101.0%                       1,655,419

Other assets in excess of liabilities -- (1.0)%                  (17,283)

TOTAL NET ASSETS -- 100.0%                                    $1,638,136

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) All or a portion of this security was loaned as of April 30, 1999.

*   Variable rate securities having liquidity agreements.
    The interest rate, which will change periodically, is based upon an index of market interest rates.
    The rate reflected on the Schedule of Portfolio
    Investments is the rate in effect at April 30, 1999.
    The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require repurchase of the investment within variable time periods less than one year.

EDR -- Economic Development Revenue

LOC -- Letter of Credit

MTN -- Medium Term Note

See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Financial Reserves Fund                                         April 30, 1999
(Amounts in Thousands)                                              (Unaudited)

                                                   Principal   Amortized
Security Description                                 Amount      Cost

Bankers Acceptances (0.8%)

Bank of Hawaii,
  4.90%, 5/3/99                                    $ 4,000      $  3,999

Bank of Hawaii,
  4.95%, 6/21/99                                     3,000         2,979

Total Bankers Acceptances
(Amortized Cost $6,978)                                            6,978

Certificates of Deposit (7.1%)

Bayerische Landesbank NY,
  5.12%, 3/21/00                                     5,000         4,991

Chase New York,
  5.73%, 5/11/99                                     5,000         5,001

Deutschbank,
  9.28%, 5/31/99                                     1,200         1,204

Rabobank,
  5.11%, 2/18/00                                     5,000         4,999

Royal Bank of Canada,
  5.70%, 6/23/99                                     4,000         4,000

Societe Generale,
  5.00%*, 5/1/99**                                  20,000        19,999

Toronto Dominion Bank, Ltd.,
  4.84%, 6/15/99                                    10,000        10,000

Toronto Dominion Bank, Ltd.,
  5.66%, 8/3/99                                      5,000         5,006

UBS,
  5.29%, 3/1/00                                      5,000         4,999

Total Certificates of Deposit
(Amortized Cost $60,199)                                          60,199

Commercial Paper (30.2%)

Abbey National N.A.,
  4.82%, 7/8/99                                     27,350        27,101

ABN AMRO North
  American Finance, Inc.,
  4.83%, 5/19/99                                    10,000         9,976

Baker Hughes, Inc.,
  4.85%, 6/28/99                                    10,000         9,922

Coca-Cola,
  4.83%, 5/25/99                                     6,800         6,778

Delaware Funding Corp.,
  4.83%, 6/8/99                                     11,551        11,491

Diageo Capital PLC,
  4.80%, 7/12/99                                    12,000        11,885

Edison Asset Securities,
  4.84%, 5/19/99                                   $ 7,000      $  6,983

Edison Asset Securities,
  4.85%, 7/12/99                                    15,000        14,854

Fleet Funding Corp.,
  4.80%, 6/1/99                                     18,933        18,855

Fuji Photo Co., Ltd.,
  4.82%, 6/8/99                                     10,000         9,949

Goldman Sachs Group,
  4.95%, 5/28/99                                    10,000         9,963

Iowa Student Services,
  4.83%, 5/13/99                                    10,525        10,508

Louis Dreyfus,
  4.84%, 5/10/99                                     7,500         7,491

Matson Navigation,
  4.84%, 5/5/99                                     10,000         9,995

Matson Navigation,
  4.80%, 7/12/99                                     5,000         4,952

Mont Blanc Capital Corp.,
  4.87%, 5/24/99                                    10,000         9,969

Nalco Chemical Corp.,
  5.01%, 5/12/99                                     5,000         4,992

Nalco Chemical Corp.,
  4.83%, 7/21/99                                     8,000         7,913

Redwood Receivables Corp.,
  4.83%, 6/1/99                                      9,673         9,633

Reed Elsevier, Inc.,
  4.81%, 6/8/99                                     10,000         9,949

SBS Communications,
  4.80%, 5/25/99                                    10,495        10,461

Sigma Financial Corp.,
  4.88%, 9/13/99                                     5,000         4,909

Southwest Student
  Services Corp.,
  4.86%, 5/3/99                                      5,450         5,449

Southwest Student
  Services Corp.,
  4.83%, 5/10/99                                     4,675         4,669

Transamerica Finance Corp.,
  4.80%, 7/28/99                                     8,200         8,104

UBS Finance,
  4.90%, 11/22/99                                   10,000         9,721

Total Commercial Paper
(Amortized Cost $256,472)                                        256,472

Corporate Bonds (47.1%)

4-L Co. of Carmel,
  5.00%*, 5/5/99**,
  LOC NDB Bank                                     $ 2,500      $  2,500

Abbey National Treasury,
  5.72%, 6/11/99, MTN                                3,000         3,002

Associates Corp., N.A.,
  6.75%, 6/28/99                                     3,000         3,004

Associates Corp., N.A.,
  6.63%, 7/15/99                                     2,000         2,006

Associates Corp., N.A.,
  6.13%, 11/12/99, MTN                               2,800         2,814

Austin Printing Co.,
  4.88%*, 5/6/99**,
  LOC Bank One                                       1,605         1,605

Automated Packaging System,
  4.88%*, 5/6/99**,
  LOC National City Bank                             2,630         2,630

AVCO Financial Services,
  7.25%, 7/15/99, MTN                                2,000         2,008

AVCO Financial Services,
  8.50%, 10/15/99, MTN                               2,000         2,031

Bee Holdings, Inc.,
  4.88%*, 5/6/99**,
  LOC National City Bank                             1,770         1,770

Beta Finance,
  5.03%*, 5/4/99**                                  10,000        10,000

Beta Finance,
  5.26%*, 5/4/99**                                   5,000         5,000

Buckeye Corrugated,
  4.88%*, 5/6/99**,
  LOC National City Bank                             2,775         2,775

CIT Group Holding,
  6.25%, 9/30/99, MTN                                1,550         1,557

CIT Group Holding,
  5.88%, 12/9/99, MTN                                4,200         4,219

Dell Tin Fiber LLC,
  5.00%*, 5/5/99**,
  LOC 1st Chicago                                    8,000         8,000

Diageo Capital PLC,
  7.00%, 6/15/99                                     3,375         3,382

Ford Motor Credit Corp.,
  7.90%, 5/17/99, MTN                                3,500         3,503

Ford Motor Credit Corp.,
  7.75%, 10/1/99                                     2,000         2,022

Galileo Corp.,
  5.00%*, 5/5/99**,
  LOC LaSalle Bank                                  11,000        11,000

General American Life Insurance,
  5.14%*, 5/1/99**                                 $40,000      $ 40,000

General Motors Acceptance Corp.,
  8.63%, 6/15/99                                     2,000         2,009

General Motors Acceptance Corp.,
  7.38%, 9/9/99, MTN                                 2,000         2,016

General Motors Acceptance Corp.,
  6.15%, 9/20/99, MTN                                1,500         1,506

General Motors Acceptance Corp.,
  8.00%, 10/1/99, MTN                                3,500         3,539

General Motors Acceptance Corp.,
  8.40%, 10/15/99, MTN                               3,199         3,246

General Motors Acceptance Corp.,
  5.11%, 12/13/99, MTN                               6,500         6,496

Goldman Sachs Group,
  5.36%*, 5/3/99**                                   5,000         5,000

Goldman Sachs Group, Inc.,
  5.05%*, 7/14/99**                                  5,000         5,000

Goldman Sachs Group, Inc.,
  6.88%, 9/15/99                                     4,850         4,880

Grand Metro Financial,
  6.50%, 9/15/99                                    10,800        10,851

Huntington National Bank,
  6.13%, 8/11/99                                     4,000         4,011

Ivex Of Delaware (Kama Project),
  5.00%*, 5/6/99**,
  LOC Societe Generale                               6,500         6,500

John Deere Capital Corp.,
  6.30%, 6/1/99                                      1,500         1,501

L.E. Pope Building Co., Inc.,
  4.95%*, 5/6/99**,
  LOC First Union Bank                               8,000         8,000

Legendary Properties,
  4.88%*, 5/6/99**,
  LOC National City Bank                             1,400         1,400

Lehman Brothers Holding, Inc.,
  4.98%*, 5/23/99**, MTN                            22,000        22,000

Liberty Lighthouse US Capital,
  5.04%*, 5/1/99**, MTN                             10,000         9,999

Merrill Lynch,
  5.13%*, 5/1/99**                                   5,000         5,000

Merrill Lynch,
  6.38%, 6/14/99, MTN                                5,000         5,004

Merrill Lynch,
  5.11%*, 5/1/99, MTN                               10,000        10,000

Merrill Lynch,
  5.10%*, 5/1/99**, MTN                              5,000         5,000

Merrill Lynch,
  5.14%*, 5/1/99**, MTN                              5,000         5,001

Merrill Lynch,
  8.25%, 11/15/99                                  $ 2,000      $  2,033

Merrill Lynch,
  6.38%, 12/15/99                                    1,250         1,258

Merrill Lynch,
  5.40%*, 5/17/99**, MTN                             5,000         5,017

Morgan Guaranty Trust Co.,
  4.86%*, 5/27/99**                                 15,000        14,998

Morgan Stanley Dean Witter,
  6.82%, 12/15/99, MTN                               5,000         5,053

Morgan Stanley Dean Witter,
  6.82%, 12/15/99, MTN                              10,000        10,107

Morgan Stanley Dean Witter,
  5.10%*, 5/15/99**, MTN                            15,000        15,000

Nations Bank Note,
  5.00%, 1/5/00                                     10,000         9,999

Salomon Smith Barney,
  10.13%, 6/1/99, MTN                                3,600         3,615

Salomon Smith Barney,
  6.25%, 10/1/99                                     6,500         6,526

Sea River Maritime, Inc.,
  4.90%*, 5/3/99**,
  Guaranteed by Exxon Corp.                         22,600        22,600

SGS Tool Co.,
  4.88%*, 5/6/99**,
  LOC National City Bank                             1,180         1,180

Shelbourne Realty,
  4.88%*, 5/6/99**,
  LOC Star Bank                                      6,740         6,740

Sigma Financial, Inc.,
  5.08%*, 5/4/99**                                   5,000         5,000

Transamerica Finance Corp.,
  5.25%*, 7/22/99**, MTN                            30,000        29,999

Transamerica Finance Corp.,
  5.05%*, 5/11/99**                                  5,000         5,000

USL Capital Corp.,
  8.13%, 2/15/00                                     5,000         5,115

Wachovia,
  5.00%, 9/1/99                                      2,500         2,500

Xerox Credit,
  5.32%, 3/31/00                                     5,000         4,998

Zanetos Partnership Project,
  4.88%*, 5/6/99**,
  LOC National City Bank                             2,120         2,120

Total Corporate Bonds
(Amortized Cost $401,645)                                        401,645

Municipal Bonds (0.7%)

Kentucky (0.7%):

Maruga, Series 1999b,
  5.07%*, 5/6/99**,
  LOC First Star, Series 1999b                     $ 1,365      $  1,365

Warren County Industrial
  Development Authority,
  4.95%*, 5/6/99**,
  LOC National City Bank                             5,000         5,000

                                                                   6,365

Total Municipal Bonds
(Amortized Cost $6,365)                                            6,365

Repurchase Agreements (8.0%)

Lehman Brothers, Inc.,
  4.90%, 5/3/99,
  (Collateralized by $23,575
  U.S.Treasury Bond,
  6.125%, 11/15/27,
  market value-- $25,504)                           25,000        25,000

Paine Weber,
  4.90%, 5/3/99,
  (Collateralized by $44,945
  U.S. Treasury Bill,
  0.00%, 10/28/99,
  market value-- $43,943)                           42,688        42,688

Total Repurchase Agreements
(Amortized Cost $67,688)                                          67,688

U.S. Government Agencies (5.9%)

Federal Home Loan Bank (1.8%):
4.77%, 6/30/99 (b)                                  10,000         9,921

5.00%, 1/5/00,
  Callable 7/5/99 @ 100 (b)                          5,000         5,000

                                                                  14,921

Federal National Mortgage
    Assoc. (4.1%):
  4.64%*, 5/4/99** (b)                              15,000        15,000
  4.59%*, 5/4/99** (b)                              20,000        20,000

                                                                  35,000

Total U.S. Government Agencies
(Amortized Cost $49,921)                                          49,921

Securities Purchased With Cash Collateral (6.1%)

Short Term Securities (1.4%):

General American Funding
  Agreement, 5.10%, 3/29/00                        $ 8,715      $  8,715

AIM Short Term Prime Money
  Market Fund                                        1,152         1,152

AIM Liquid Assets Money
  Market Fund                                        1,608         1,608

                                                                  11,475

Repurchase Agreements (4.7%):

Merrill Lynch,
  4.97%, 5/3/99
  (Collateralized by $10,500
  Hylsa SA de CV,
  0.00%, 5/28/99
  market value-- $10,461)                           10,000        10,000

Morgan Stanley Dean Witter,
  5.04%, 5/3/99
  (Collateralized by $11,720
  Ford Motor,
  5.75%, 2/4/23,
  Citizen Utilities,
  7.00%, 11/25/01,
  market value-- $11,914)                           10,000        10,000

Nations Bank,
  5.04%, 5/3/99
  (Collateralized by $9,576
  Bank of America,
  5.75%, 3/1/04,
  Associates Corp.,
  7.63%, 4/27/05,
  Bank of America, 7.13%,
  5/12/05,
  market value-- $10,300)                           10,000        10,000

Goldman Sachs Group L.P.,
  5.04%, 5/3/99
  (Collateralized by $11,893
  Atlantic Richfield Co.,
  5.55%, 4/15/03,
  Computer Sciences Corp.,
  6.25%, 3/15/09,
  CIT Capital Trust I,
  7.70%, 2/15/27,
  General Electric
  Capital Corp., 2.84%, 5/1/45,
  market value-- $11,700)                          $10,000      $ 10,000

                                                                  40,000

Total Securities Purchased
With Cash Collateral (Cost $51,475)                               51,475

Total Investments
(Amortized Cost $900,743) (a)-- 105.9%                           900,743

Liabilities in excess of other assets -- (5.9)%                  (50,129)

TOTAL NET ASSETS -- 100.0%                                      $850,614

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) All or a portion of this security was loaned as of April 30, 1999.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1999. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

LOC -- Letter of Credit

MTN -- Medium Term Note

See notes to financial statements.


                                          Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                          April 30, 1999
(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)

                                                                  U.S. Government     Prime     Financial
                                                                    Obligations    Obligations  Reserves
                                                                       Fund          Fund          Fund

ASSETS:

Investments, at amortized cost                                    $  597,715       $1,597,952   $793,055
Repurchase agreements, at cost                                     1,808,132           57,467    107,688

Total                                                              2,405,847        1,655,419    900,743

Cash                                                                      --                1         --
Interest receivable                                                    7,833            5,993      4,832
Receivable for capital shares issued                                      --                3         --
Receivable from brokers for investments sold                              --           15,275         --
Prepaid expenses and other assets                                        113              126         33

Total Assets                                                       2,413,793        1,676,817    905,608

LIABILITIES:
Dividends payable                                                      7,892            6,046      3,093
Payable to brokers for investments purchased                          20,109               --         --
Payable for capital shares redeemed                                       --              279         --
Payable for return of collateral received                            159,125           31,387     51,475
Accrued expenses and other payables:
  Investment advisory fees                                               661              500        355
  Administration fees                                                     27               20         12
  Custodian fees                                                          34               29         17
  Accounting fees                                                          1                1          7
  Transfer agent fees                                                     19               12          8
  Shareholder service fees                                                --              350         --
  Shareholder service fees -- Select Shares                              345               --         --
  Other                                                                  115               57         27

Total Liabilities                                                    188,328           38,681     54,994

NET ASSETS:
Capital                                                            2,225,464        1,638,129    850,613
Undistributed (distributions in excess of) net investment income          --               16         --
Accumulated undistributed net realized gains
  (losses) from investment transactions                                    1               (9)         1

Net Assets                                                        $2,225,465       $1,638,136   $850,614

Net Assets
  Investor Shares                                                 $  487,298               --         --
  Select Shares                                                    1,738,167               --         --

Total                                                             $2,225,465               --         --

Outstanding units of beneficial interest (shares)
  Investor Shares                                                    487,270               --         --
  Select Shares                                                    1,738,251               --         --

Total                                                              2,225,521        1,638,128    850,505

Net asset value
  Offering and redemption price per share                                 --       $     1.00   $   1.00
  Offering and redemption price per share-- Investor Shares       $     1.00               --         --
  Offering and redemption price per share-- Select Shares         $     1.00               --         --


See notes to financial statements.


                                                      Statements of Operations

THE VICTORY PORTFOLIOS                 For the Six Months Ended April 30, 1999

(Amounts in Thousands)                                             (Unaudited)

                                                          U.S. Government     Prime     Financial
                                                            Obligations    Obligations  Reserves
                                                               Fund           Fund        Fund

Investment Income:
Interest income                                           $53,407          $40,865      $21,776
Securities lending                                             71                1            1

Total Income                                               53,478           40,866       21,777

Expenses:
Investment advisory fees                                    3,795            2,757        2,104
Administration fees                                         1,188              892          525
Shareholder service fees                                       --            1,969           --
Shareholder service fees -- Select Shares                   2,058               --           --
Accounting fees                                                50               48           47
Custodian fees                                                215              155           87
Legal and audit fees                                          119               83           46
Trustees' fees and expenses                                    29               19           11
Transfer agent fees                                            58               49           20
Registration and filing fees                                   85              113           10
Printing fees                                                 110              140           22
Other                                                          49               14            9

Total Expenses                                              7,756            6,239        2,881

Net Investment Income                                      45,722           34,627       18,897

Realized Gains (losses) from Investments:
Net realized gains (losses) from investment transactions       --               (9)           7

Change in net assets resulting from operations            $45,722          $34,618      $18,904



See notes to financial statements.


THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
(Amounts in Thousands)                                                (Unaudited)

                                         U.S. Government             Prime                  Financial
                                         Obligations Fund       Obligations Fund          Reserves Fund

                                        Six                     Six                      Six
                                      Months         Year      Months        Year       Months      Year
                                       Ended         Ended     Ended         Ended      Ended       Ended
                                      April 30,   October 31, April 30,   October 31,  April 30, October 31,
                                        1999         1998       1999         1998       1999        1998


From Investment Activities:
Operations:
    Net investment income             $   45,722  $   94,996  $   34,627  $   51,295   $ 18,897   $   38,928
    Net realized gains (losses) from
      investment transactions                 --          22          (9)         16          7            8

Change in net assets resulting
  from operations                         45,722      95,018      34,618      51,311     18,904       38,936

Distributions to Shareholders:
    From net investment income                --           --    (34,627)    (51,295)   (18,897)     (38,928)
      Investor Shares                    (11,511)    (25,238)         --          --         --           --
      Select Shares                      (34,211)    (69,758)         --          --         --           --
    From net realized gains from
      investment transactions                 --          --          --         (14)        --           --

    Change in net assets from
      distributions to shareholders      (45,722)    (94,996)    (34,627)    (51,309)   (18,897)     (38,928)

Capital Transactions:
    Proceeds from shares issued        2,066,891   4,231,821   1,826,834   3,531,074    904,596    1,578,862
    Dividends reinvested                  28,935      57,598      32,956      46,726      1,471        2,429
    Cost of shares redeemed           (2,043,385) (3,808,025) (1,600,358) (2,935,538)  (840,980)  (1,596,421)

Change in net assets from
  capital transactions                    52,441     481,394     259,432     642,262     65,087      (15,130)

Change in net assets                      52,441     481,416     259,423     642,264     65,094      (15,122)

Net Assets:
    Beginning of period                2,173,024   1,691,608   1,378,713     736,449    785,520      800,642

End of period                         $2,225,465  $2,173,024 $ 1,638,136  $1,378,713   $850,614   $  785,520

Share Transactions:
    Issued                             2,066,891   4,231,821   1,826,834   3,531,074    904,596    1,578,862
    Reinvested                            28,935      57,598      32,956      46,726     1,471         2,429
    Redeemed                          (2,043,385) (3,808,025) (1,600,358) (2,935,538)  (840,980)  (1,596,421)

Change in shares                          52,441     481,394     259,432     642,262     65,087      (15,130)


See notes to financial statements.


THE VICTORY PORTFOLIOS                                    Financial Highlights

                                                        U.S. Government Obligations Fund

                                                Investor                                Select
                                                 Shares                                 Shares

                                   Six                                   Six
                                  Months         Year        Period     Months           Year        Year
                                  Ended          Ended       Ended      Ended            Ended       Ended
                                 April 30,    October 31, October 31,  April 30,      October 31, October 31,
                                   1999          1998        1997<F2>    1999            1998        1997<F2>
                                (Unaudited)                            (Unaudited)


Net Asset Value,
  Beginning of Period            $  1.000     $  1.000    $  1.000     $    1.000     $    1.000  $    1.000

Investment Activities
      Net investment income         0.022        0.050       0.041          0.021          0.048       0.047
Distributions
      Net investment income        (0.022)      (0.050)     (0.041)        (0.021)        (0.048)     (0.047)

Net Asset Value, End of Period   $  1.000     $  1.000    $  1.000      $   1.000     $    1.000  $    1.000

Total Return                         2.21%<F4>    5.12%       4.19%<F4>      2.08%<F4>      4.86%       4.75%

Ratios/Supplemental Data:
Net Assets, End of Period (000)  $487,298     $571,104    $456,133     $1,738,167     $1,601,920  $1,235,475
Ratio of expenses to
  average net assets                 0.52%(d)     0.52%       0.56%<F5>      0.78%<F5>      0.77%       0.74%
Ratio of net investment income
  to average net assets              4.41%(d)     5.03%       4.95%<F5>      4.16%<F5>      4.78%       4.75%
Ratio of expenses to
  average net assets<F1>              <F6>         <F6>        <F6>           <F6>           <F6>        <F6>
Ratio of net investment income
  to average net assets<F1>           <F6>         <F6>        <F6>           <F6>           <F6>        <F6>

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective January 8, 1997, the Fund designated the existing shares as
     Select Shares and commenced offering Investor Shares.

<F3> Effective June 5, 1995, the Victory U.S. Treasury Money Market Portfolio merged into the U.S. Government Obligations Fund. Financial highlights for the periods prior to June 5, 1995 represent the U.S. Government Obligations Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no voluntary fee reductions during the period.


See notes to financial statements.


THE VICTORY PORTFOLIOS                                    Financial Highlights

                                 U.S. Government Obligations Fund




                                      Year Ended October 31,
                                    1996      1995<F3>   1994



Net Asset Value,
  Beginning of Period            $    1.000  $  1.000  $  1.000

Investment Activities
      Net investment income           0.049     0.052     0.032
Distributions
      Net investment income          (0.049)   (0.052)   (0.032)

Net Asset Value, End of Period   $    1.000  $  1.000  $  1.000

Total Return                           4.96%     5.38%     3.30%

Ratios/Supplemental Data:
Net Assets, End of Period (000)  $1,357,817  $964,929  $412,048
Ratio of expenses to
  average net assets                   0.61%     0.58%     0.63%
Ratio of net investment income
  to average net assets                4.84%     5.28%     3.20%
Ratio of expenses to
  average net assets<F1>                <F6>     0.60%     0.80%
Ratio of net investment income
  to average net assets<F1>             <F6>     5.26%     3.03%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective January 8, 1997, the Fund designated the existing shares as
     Select Shares and commenced offering Investor Shares.

<F3> Effective June 5, 1995, the Victory U.S. Treasury Money Market Portfolio merged into the U.S. Government Obligations Fund. Financial highlights for the periods prior to June 5, 1995 represent the U.S. Government Obligations Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no voluntary fee reductions during the period.



                                        Prime Obligations Fund

                                        Six
                                       Months
                                        Ended
                                      April 30,         Year Ended October 31,
                                        1999            1998       1997      1996      1995      1994<F2>

                                      (Unaudited)

Net Asset Value, Beginning of Period  $    1.000     $    1.000  $  1.000  $  1.000  $  1.000  $  1.000

Investment Activities
      Net investment income                0.022          0.049     0.048     0.047     0.051     0.035
      Net realized losses from
        investment transactions               --             --        --        --        --    (0.003)

Total from Investment Activities           0.022          0.049     0.048     0.047     0.051     0.032

Distributions
      Net investment income               (0.022)        (0.049)   (0.048)   (0.047)   (0.051)   (0.035)

Capital transactions                          --             --        --        --        --     0.003<F2>

Net Asset Value, End of Period        $    1.000     $    1.000  $  1.000  $  1.000  $  1.000  $  1.000

Total Return                                2.20%<F3>      4.98%     4.89%     4.81%     5.26%     3.57%

Ratios/Supplemental Data:
Net Assets, End of Period (000)       $1,638,136     $1,378,713  $736,449  $496,019  $456,266  $782,303
Ratio of expenses to
  average net assets                        0.79%<F4>      0.80%     0.85%     0.87%     0.74%     0.62%
Ratio of net investment income to
  average net assets                        4.40%<F4>      4.89%     4.79%     4.72%     5.09%     3.52%
Ratio of expenses to
  average net assets<F1>                     <F5>           <F5>      <F5>      <F5>      <F5>     0.79%
Ratio of net investment income to
  average net assets<F1>                     <F5>           <F5>      <F5>      <F5>      <F5>     3.35%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> During 1994, KeyCorp made a capital contribution of approximately
     $2,506,000 for losses realized from the disposition of certain securities.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.



The Victory Portfolios                                    Financial Highlights

                                                            Financial Reserves Fund

                                              Six
                                             Months
                                             Ended
                                            April 30,                  Year Ended October 31,
                                              1999            1998     1997     1996    1995<F2>   1994
                                            (Unaudited)


Net Asset Value, Beginning of Period        $  1.000     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000

Investment Activities
      Net investment income                    0.022        0.050     0.049     0.049     0.054     0.035
Distributions
      Net investment income                   (0.022)      (0.050)   (0.049)   (0.049)   (0.054)   (0.035)

Net Asset Value, End of Period              $  1.000     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000

Total Return                                    2.25%<F3>    5.10%     5.04%     5.00%     5.50%     3.57%

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $850,614     $785,520  $800,642  $767,990  $762,870  $433,266
Ratio of expenses to average net assets         0.68%<F4>    0.67%     0.67%     0.67%     0.60%     0.57%
Ratio of net investment income
  to average net assets                         4.49%<F4>    5.01%     4.94%     4.89%     5.40%     3.48%
Ratio of expenses to average net assets<F1>       <F5>       0.68%     0.71%     0.75%     0.76%     0.73%
Ratio of net investment income
  to average net assets<F1>                       <F5>       5.00%     4.90%     4.81%     5.24%     3.32%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Financial Reserves Portfolio became the Financial
     Reserves Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.


THE VICTORY PORTFOLIOS                                Schedules of Investments
Tax-Free Money Market Fund                                      April 30, 1999
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                                  Shares or
                                                  Principal         Amortized
Security Description                              Amount            Cost

Municipal Bonds (99.7%)

Alabama (1.3%):
Montgomery,
  4.05%*, 5/5/99**,
  AMBAC, SPA Mellon Bank N.A.                      $ 5,400          $  5,400

Montgomery,
  4.05%*, 5/5/99**,
  AMBAC, SPA Mellon Bank N.A.                        2,000             2,000

Montgomery,
  4.05%*, 5/5/99**,
  AMBAC, SPA Mellon Bank N.A.                        1,635             1,635
                                                                       9,035

Alaska (0.4%):
North Slope Boro,
  Capital Appreciation,
  Series A, GO, 0.00%,
  6/30/99, MBIA                                      2,550             2,535

Arizona (1.0%):
Maricopa County El Paso,
  3.95%*, 5/5/99**,
  LOC Barclays                                       4,900             4,900

Pima County,
  Industrial Development
  Authority, IDR, Brush
  Wellman Inc. Project,
  4.15%*, 5/6/99**,
  LOC National City Bank                             1,500             1,500

State Transportation Board,
  Excise Tax Revenue,
  Maricopa County,
  5.00%, 7/1/99, AMBAC                                 500               501
                                                                       6,901

Arkansas (1.5%):
Pine Bluff Industrial,
  4.05%*, 5/6/99**,
  LOC Chase Manhattan                                4,900             4,900

State Development
  Finance Authority, Potlatch
  Corp. Project, Series A,
  4.15%*, 5/5/99**,
  LOC Credit Suisse First Boston                     5,050             5,050
                                                                       9,950

California (0.6%):
Higher Education,
  Student Loan Revenue,
  3.80%, 6/1/01 **,
  LOC National Westminster                           4,000             4,000

Colorado (2.2%):
Arapahoe Water & Sanitation,
  3.40%*, 12/1/20**,
  LOC Banque Nationale De Paris                      6,120             6,120

Arvada IDR,
  Sundstrand Corp. Project,
  4.10%*, 5/6/99**,
  LOC Union Bank of Switzerland                    $ 1,000          $  1,000

Housing Finance Authority,
 4.05%*, 5/5/99**, FNMA                              2,900             2,900

Housing Finance Authority,
 4.05%*, 5/5/99**, FNMA                              2,675             2,675

Housing Finance Authority,
 4.05%*, 5/5/99**, FNMA                              2,060             2,060
                                                                      14,755

Delaware (2.3%):
State Economic Development,
  4.10%*, 5/5/99**,
  Guaranteed by
  Philip Morris Cos., Inc.                           3,300             3,300

State Economic Development, IDR,
  4.05%*, 5/5/99**,
  LOC Canadian Imperial Bank                        12,400            12,400
                                                                      15,700

District of Columbia (0.1%):
District of Columbia,
  4.10%*, 5/6/99**,
  LOC Bank One Columbus                              1,000             1,000

Florida (3.8%):
Brevard County
  Multifamily Housing,
  4.05%*, 5/6/99**,
  LOC Harris Bank                                    1,700             1,700

Broward County,
  4.15%*, 5/6/99**,
  LOC PNC Bank                                       7,100             7,100

Capital Projects Finance Authority,
  Revenue,
  4.05%*, 5/5/99**,
  FSA, SPA Credit
  Suisse First Boston                               16,600            16,600

Tallahassee Utility,
  Revenue, Series B,
  6.90%, 10/1/14,
  prerefunded 10/1/99 @ 102                            590               610
                                                                      26,010

Georgia (0.7%):
State Municipal Electric Authority,
  4.00%*, 5/5/99**,
  LOC Credit Suisse                                  4,000             4,000
  State Tollway, Revenue,
  6.25%, 7/1/99,
  Escrowed to Maturity                               1,000             1,005
                                                                       5,005

Illinois (15.8%):
Addison IDR,
  4.20%*, 5/6/99**,
  LOC American National
  Bank & Trust AMT                                 $ 1,100          $  1,100

Chicago O'Hare International
  Airport, Revenue,
  4.30%*, 5/1/99**,
  LOC Credit Suisse                                  4,400             4,400

Chicago, Special Facility,
  4.10%*, 5/5/99**,
  LOC First National
  Bank of Chicago                                    9,300             9,300

Development Financial Authority,
  4.00%*, 5/4/99**,
  LOC Morgan
  Guaranty Trust AMT                                 6,400             6,400

Development Financial Authority,
  4.00%*, 5/4/99**
  LOC Morgan Guaranty
  Trust AMT                                         11,300            11,300

Development Financial
  Authority, LaSalle Project,
  4.00%*, 5/5/99**,
  LOC American National
  Bank & Trust                                       5,900             5,900

Development Financial Authority,
  Catherine Cook School Project,
  4.05%*, 5/5/99**,
  LOC Harris Bank & Trust                            2,525             2,525

Development Financial Authority,
  Museum Contemporary
  Arts Project,
  4.00%*, 5/5/99**,
  LOC NBD Bank                                      21,200            21,200

East St. Louis,
  4.10%*, 5/6/99**,
  LOC Nationsbank                                    4,150             4,150

Education & Facility
  Development,
  4.00%*, 5/5/99**,
  LOC American National
  Bank & Trust                                       5,400             5,400

Educational Facilities, University
  Pooled Funding Program,
  4.00%*, 5/5/99**,
  FGIC, SPA First National
  Bank of Chicago                                    9,230             9,230

Galesburg, Knox College,
  4.10%*, 5/6/99**,
  LOC La Salle National Bank                         5,000             5,000

Hanover Park IDR,
  Spectra-Tech, Inc. Project,
  4.25%*, 5/6/99**,
  LOC Harris Trust                                 $ 1,685          $  1,685

Health Authority, Revolving Fund,
  4.00%*, 5/5/99**,
  LOC First National Bank
  of Chicago                                         3,000             3,000

Health Authority,
  Bensenville Home Society,
  3.90%*, 5/5/99**,
  LOC American National
  Bank & Trust                                       1,075             1,075

Health Authority, Revenue,
  4.05%*, 5/5/99**,
  LOC Comerica Bank                                  3,000             3,000
  Lombard,
  4.20%*, 5/6/99**,
  LOC American National
  Bank & Trust AMT                                   1,830             1,830

Mundelein,
  4.00%*, 5/5/99**,
  LOC Northern Trust Co.                             5,000             5,000

Savanna IDR,
  4.10%*, 5/5/99**,
  LOC First National Bank
  of Chicago                                         1,000             1,000

State Development Financial
  Authority, EDR, CPL/Downers
  Grove Partnership,
  4.40%*, 5/4/99**,
  LOC LaSalle National Bank                          4,400             4,400
                                                                     106,895

Indiana (8.4%):
Auburn Economic Development,
  3.20%*, 5/1/99**,
  LOC NBD Bank                                       2,000             2,000

Elkhart, EDR,
  3.60%*, 5/1/99**,
  LOC Bank One                                         700               700

Financing Authority Health
  Facility Revenue,
  Baptist Homes of Indiana,
  4.05%*, 5/6/99**,
  LOC Bank One                                        5,055            5,055

Fort Wayne Economic Development,
  4.10%*, 5/5/99**,
  LOC Societe Generale                                3,000            3,000

Greenfield Economic Development,
  4.15%*, 5/6/99**,
  LOC Bank One                                          975              975

Greenwood Health,
  4.15%*, 5/6/99**,
  LOC Bank One Wisconsin                                985              985

Indianapolis, EDR,
  White Arts, Inc. Project,
  4.10%*, 5/6/99**,
  LOC Fifth Third Bank                             $ 4,300          $  4,300

Mooresville, Kendrick Memorial
  Hospital Project,
  4.06%*, 5/6/99**,
  LOC Huntington Bank                                2,350             2,350

Noblesville, Rivers Edge
  Apartments Project,
  4.05%*, 5/6/99**,
  LOC Bank One                                       2,995             2,995

Orleans Industry Economic
  Development,
  4.15%*, 5/6/99**,
  LOC Bank One                                       4,900             4,900

Plymouth, EDR,
  4.12%*, 5/6/99**,
  LOC Star Bank                                      5,500             5,500

Richmond Friends,
  4.05%*, 5/6/99**,
  LOC Bank One                                       3,000             3,000

Seymour Spaceguard,
  4.20%*, 5/5/99**,
  LOC NBD Bank AMT                                   1,000             1,000

State, General Purpose,
  3.50%, 1/19/00                                    10,000            10,019

State Development
  Financial Authority,
  EDR, Dura-Crete Project,
  4.15%*, 5/6/99**,
  LOC Bank One AMT                                   3,695             3,695

State Education Wesleyan,
  4.05%*, 5/5/99**,
  LOC NBD Bank                                       2,500             2,500

State Municipal Power Supply,
  3.90%*, 5/5/99**,
  LOC Toronto Dominion                               3,000             3,000

Wakarusa, EDR,
  MMM-Invest Inc. Project,
  4.05%*, 5/6/99**,
  LOC Bank One                                         795               795
                                                                      56,769

Iowa (1.6%):
City of Urbandale,
  3.55%*, 5/1/99**,
  Guaranteed by Principle
  Mutual Life Insurance Co.                          4,325             4,325

Financial Authority,
  Sauer-Sundstrand Co. Project,
  4.05%*, 5/5/99**,
  LOC Bayerische Vereinsbank                         4,000             4,000

Higher Education,
  4.15%*, 5/6/99**,
  LOC Norwest                                      $ 2,830          $  2,830
                                                                      11,155

Kansas (0.8%):
Fairway, IDR,
  J.C. Nichols Co., Inc.,
  3.55%*, 5/1/99**,
  Guaranteed by Principle
  Mutual Life Insurance Co.                          2,300             2,300

Wanego,
  4.10%*, 5/5/99**,
  LOC Credit Suisse                                  3,300             3,300
                                                                       5,600

Kentucky (5.1%):
Boone County,
  Industrial Building Revenue,
  Multi-Color Corp. Project,
  3.15%*, 5/6/99**,
  LOC PNC Bank                                       2,975             2,975

Carroll County, IDR,
  Kentucky Ladder Co. Project,
  4.30%*, 5/5/99**,
  LOC Bankers Trust Co.                              5,000             5,000

Covington Industrial,
  4.07%*, 5/6/99**,
  LOC Star Bank                                      3,695             3,695

Dayton Industrial
  Building Revenue,
  Woodcraft Manufacturing
  Co., Inc. Project,
  4.30%*, 5/6/99**,
  LOC Fifth Third Bank                                 630               630

Economic Development,
  4.10%*, 5/6/99**,
  LOC Star Bank                                      7,440             7,440

Jefferson County,
  Industrial Building Revenue,
  Hamilton Printing,
  Inc. Project,
  4.10%*, 5/6/99**,
  LOC Fifth Third Bank AMT                           4,500             4,500

Mayfield Multi-City Lease Revenue,
  4.10%*, 5/5/99**,
  LOC PNC Bank                                      10,600            10,600

                                                                      34,840

Louisiana (0.6%):
  Public Facilities, Revenue,
  Franciscan Missionaries,
  4.50%, 7/1/99, FSA                                 4,415             4,420

Maine (4.0%):

Educational Loan Marketing Corp.,
  3.95%*, 5/5/99**,
  AMBAC, SPA Credit Suisse
  First Boston                                     $13,800          $ 13,800

Health & Higher Education,
  4.05%*, 5/5/99**,
  AMBAC, SPA Mellon Bank N.A.                        5,300             5,300

Health & Higher Education,
  4.05%*, 5/5/99**,
  AMBAC, SPA Mellon Bank N.A.                        1,600             1,600

State, General Purpose,
  3.50%, 6/23/99                                     6,500             6,505

                                                                      27,205

Maryland (0.1%):

Harford County,
  4.15%*, 5/6/99**,
  LOC Harris Trust & Savings Bank                      750               750

Michigan (4.1%):
Detroit City School District, GO,
  4.50%, 7/1/99                                      2,500             2,504

Detroit Economic Opera,
  4.00%*, 5/5/99**,
  LOC NBD Bank                                       8,000             8,000

Jackson Public School, GO,
  3.30%, 8/25/99,
  LOC U.S. Trust Bank                                1,750             1,752

Municipal Bond Authority, Revenue,
  6.10%, 5/15/99                                       250               250

Plainwell Community School District,
  3.85%, 8/21/99                                     3,100             3,100

State Micron,
  4.20%*, 5/5/99**,
  LOC NBD Bank AMT                                   1,000             1,000

State Strategic,
  Agape Plastics Inc. Project,
  4.20%*, 5/5/99**,
  LOC NBD Bank AMT                                   1,900             1,900

State Strategic, Fleet
  Engineers Inc. Project,
  4.15%*, 5/6/99**,
  LOC Comerica                                       1,800             1,800

State Strategic,
  Merrill Group Project,
  4.15%*, 5/6/99**,
  LOC Comerica                                       4,000             4,000

State Strategic,
  Thermal Transfer Inc. Project,
  4.15%*, 5/6/99**,
  LOC Comerica                                       3,760             3,760

                                                                      28,066

Minnesota (0.1%):

Hubbard County
  Solid Waste Disposal,
  4.20%*, 5/5/99**,
  LOC Credit Suisse                                $ 1,000          $  1,000

Missouri (1.2%):

Kansas City IDR,
  Multifamily Housing Revenue,
  J.C. Nichols Co. Project,
  3.55%*, 5/1/99**,
  Guaranteed by Principle
  Mutual Life Insurance Co.                          3,600             3,600

St. Louis County Industrial
  Development Authority,
  Friendship Village, Series B,
  4.00%*, 5/5/99**,
  LOC LaSalle National Bank                          4,725             4,725

                                                                       8,325

Nevada (0.6%):

Reno, EDR,
  Dunsirn Industries Project,
  4.20%*, 5/6/99**,
  LOC FirstStar Bank                                 4,100             4,100

New Hampshire (1.0%):

Higher Education,
  4.05%*, 5/5/99**,
  AMBAC, LOC Mellon Bank                             5,300             5,300

Higher Education,
  4.05%*, 5/5/99**,
  AMBAC, SPA Mellon Bank N.A.                        1,500             1,500

                                                                       6,800

New Mexico (0.1%):

Albuquerque, IDR,
  CVI Laser Corp. Project,
  4.15%*, 5/6/99**,
  LOC Nationsbank AMT                                1,000             1,000

North Dakota (0.3%):

Burleigh County Health,
  5.00%, 5/1/00, MBIA                                2,060             2,094

Ohio (4.6%):

Cuyahoga County,
  4.00%*, 5/5/99**, AMBAC                           14,200            14,200

Cuyahoga County Hospital,
  3.95%*, 5/5/99**,
  LOC Morgan Guaranty                                8,000             8,000

Lebanon, GO, BAN,
  3.95%, 5/27/99                                       500               500

Monroe, BAN,
  4.05%, 6/30/99                                       600               600

Monroe, BAN,
  4.05%, 6/30/99                                       400               400

State Air Quality,
  4.40%*, 5/1/99**,
  LOC JP Morgan & Co.                              $ 5,450          $  5,450

Wilkes County Industrial &
  Pollution Control Authority,
  4.10%*, 5/6/99**,
  LOC Nationsbank                                    2,200             2,200

                                                                      31,350

Oklahoma (0.7%):

County Finance Authority, IDR,
  Hutto-Carbon Office Project,
  3.60%*, 5/15/99**, FGIC                            1,650             1,650

County Finance Authority, IDR,
  Perrine Office Project,
  3.60%*, 5/15/99**, FGIC                            3,170             3,170

                                                                       4,820

Oregon (0.1%):

Tualatin Valley, Water Revenue,
  4.50%, 6/1/99, FSA                                   400               400

Pennsylvania (6.4%):

Apollo Ridge School District, TRAN,
  4.09%, 6/30/99                                     1,500             1,501

Erie County Hospital Authority,
  Mercy Terrace Project,
  4.05%*, 5/6/99**,
  LOC PNC Capital Markets                            2,245             2,245

Quakertown General Authority,
  3.55%*, 5/4/99**,
  LOC PNC Bank                                       5,400             5,400

Sayre Health Care Facility,
  4.00%*, 5/5/99**, AMBAC,
  LOC Mellon Bank N.A.                               5,000             5,000

Sayre Health Care Facility,

  4.00%*, 5/5/99**, AMBAC,
  LOC Mellon Bank N.A.                               4,800             4,800

Sayre Health Care Facility,
  4.00%*, 5/5/99**, AMBAC,
  LOC Mellon Bank N.A.                              14,800            14,800

Sayre Health Care Facility,
  4.00%*, 5/5/99**, AMBAC,
  LOC Mellon Bank N.A.                               6,800             6,800

Somerset County Community
  Hospital Project,
  3.05%*, 5/1/99**,
  LOC PNC Bank                                       1,800             1,800

State Higher Education,
  3.10%, 11/1/17**,
  LOC PNC Bank                                       1,350             1,350

                                                                      43,696

Rhode Island (0.1%):

State,
  5.50%, 8/1/99                                      1,000             1,006

South Carolina (0.5%):
Cherokee County,
  4.05%*, 5/5/99**,
  LOC Nationsbank AMT                              $ 2,700          $  2,700

State Public Service, Revenue,
  6.30%, 7/1/99                                      1,000             1,006

                                                                       3,706

Tennessee (3.6%):

Memphis,
  4.15%*, 5/5/99**                                   4,000             4,000

Montgomery County,
  4.00%*, 5/6/99**,
  LOC Nationsbank                                    5,260             5,260

Montgomery County Public
  Building Authority,
  4.00%*, 5/6/99**,
  LOC Nationsbank                                   15,000            15,000

                                                                      24,260

Texas (3.5%):

Brazos River Authority,
  4.05%*, 5/5/99**,
  MBIA, SPA Bank of New York                         7,200             7,200

Grapevine Industrial
  Development Corp.,
  Trencor-Jetco, Inc.,
  4.10%*, 5/5/99**,
  LOC First National
  Bank of Chicago                                    6,000             6,000

State,
  8.30%, 12/1/99                                    10,275            10,592

                                                                      23,792

Vermont (1.4%):

Education & Health Buildings,
  4.05%*, 5/5/99**, AMBAC,
  LOC Mellon Bank N.A.                               4,000             4,000

Education & Health Buildings,
  4.05%*, 5/5/99**, AMBAC,
  LOC Mellon Bank N.A.                               5,800             5,800

                                                                       9,800

Virginia (4.0%):

Colonial Heights,
  Philip Morris Cos. Project,
  4.10%*, 5/5/99**                                   2,600             2,600

Henrico City Hermitage,
  4.00%*, 5/6/99**,
  LOC Nationsbank                                   12,100            12,100

Lynchburg Industrial Development
  Authority Hospital,
  4.05%*, 5/5/99**, AMBAC,
  LOC Mellon Bank N.A.                               4,600             4,600

Lynchburg Industrial Development
  Authority Hospital,
  4.05%*, 5/5/99**, AMBAC,
  LOC Mellon Bank N.A.                             $ 1,000          $  1,000

Richmond,
  Philip Morris Cos. Project,
  4.10%*, 5/5/99**                                   1,700             1,700

Waynesboro,
  Residential Care Facility,
  4.20%*, 5/1/99**,
  LOC First Union Bank                               5,000             5,000

                                                                      27,000

Washington (1.6%):

King County, GO, Series C,
  4.00%, 6/1/99                                      4,110             4,111

State Public Power,
  3.00%, 7/1/18**, MBIA, SPA
  First Boston Credit Suisse                         7,000             7,000

                                                                      11,111

West Virginia (1.3%):

Marshall County Industrial, IDR,
  4.10%*, 5/5/99**,
  LOC Harris Trust                                   3,300             3,300

State Hospital Finance Authority,
  4.05%*, 5/5/99**, AMBAC,
  LOC Mellon Bank N.A.                               5,700             5,700

                                                                       9,000

Wisconsin (13.9%):

Anitgo Plaspack,
  4.15%*, 5/5/99**,
  LOC FirstStar Bank AMT                             2,100             2,100

Antigo School District, TRAN,
  3.53%, 10/29/99                                    4,100             4,101

Appleton, IDR, Pensar Corp. Project,
  4.15%*, 5/6/99**,
  LOC Bank One AMT                                     520               520

Caledonia Industrial Development,
  4.15%*, 5/6/99**,
  LOC Bank One                                       3,000             3,000

Crandon School District, TRAN,
  3.81%, 10/5/99                                     1,270             1,270

Cudahy School District, TRAN,
  3.63%, 7/9/99                                      2,130             2,130

DC Everest Area
  School District, TRAN,
  3.93%, 8/26/99                                     2,500             2,500

East Troy School District, TRAN,
  3.69%, 10/22/99                                    2,400             2,400

Edgerton School District, TRAN,
  3.50%, 10/29/99                                    3,500             3,500

Evansville, Stoughton Trailers, Inc.,
  4.15%*, 5/6/99**,
  LOC Bank One                                     $ 5,980          $  5,981

Fitchburg,
  4.15%*, 5/6/99**,
  LOC Bank One                                       2,200             2,200

Fredonia, IDR, Capital
  Stampings Corp. Project,
  4.15%*, 5/6/99**,
  LOC Bank One                                       2,540             2,540

Freedom School District, TRAN,
  3.65%, 10/29/99                                    1,600             1,600

Grafton School District, TRAN,
  3.60%, 6/30/99                                     1,650             1,650

Greendale School District, TRAN,
  3.60%, 9/24/99                                     5,500             5,501

Kenosha IDR,
  Metalmen Building LLC Project,
  4.15%*, 5/6/99**,
  LOC Bank One AMT                                   3,450             3,450

Lake Mills School District, TRAN,
  3.93%, 9/1/99                                      2,300             2,300

Marinette School District, TRAN,
  3.53%, 5/12/99                                     1,500             1,500

Monroe School District, BAN,
  3.55%, 12/10/99,
  Callable 8/10/99 @ 100                             8,500             8,508

Mukwonago School District, TRAN,
  3.98%, 8/27/99                                     2,800             2,802

New Richmond School
  District, TRAN,
  3.56%, 11/1/99                                       825               825

Oconomowoc School District, TRAN,
  3.60%, 9/28/99                                     7,000             7,003

Oshkosh IDR, Oshkosh
  Architectural Project,
  4.20%*, 5/6/99**,
  LOC Norwest Bank AMT                                 805               805

Palmyra Eagle School
  District, TRAN,
  3.73%, 10/4/99                                     2,100             2,102

Rock State Disposal,
  4.15%*, 5/6/99**,
  LOC Bank One Wisconsin AMT                         1,200             1,200

Seymour Community School, TRAN,
  3.75%, 10/4/99                                     3,250             3,251

Sheboygan Falls School
  District, TRAN,
  3.72%, 10/1/99                                     1,000             1,000

Slinger School District, TRAN,
  3.59%, 9/28/99                                     2,800             2,800

Sparta Area School District,
  3.25%, 3/1/00,
  Callable 8/3/99 @                                $ 5,000          $  5,003

State Health & Educational Facilities,
  Cedar Crest, Inc. Project,
  4.05%*, 5/6/99**,
  LOC Bank One                                       2,000             2,000

Valders School District, TRAN,
  3.75%, 9/24/99                                     1,700             1,700

Waukesha Industrial Development,
  4.15%*, 5/6/99**,
  LOC Bank One Wisconsin                             4,000             4,000

Whitewater Maclean,
  4.05%*, 5/5/99**,
  LOC Bank of America                                1,900             1,900

Winneconne Community School
  District, TRAN,
  3.75%, 10/25/99                                    1,080             1,081

                                                                      94,223

Wyoming (0.3%):

Sweetwater County,
  4.25%*, 5/1/99**,
  LOC Deustchebank                                   1,900             1,900

Total Municipal Bonds
(Amortized Cost $679,974)                                            679,974

Investment Companies (0.0%)

Federated Tax-Free
  Money Market Fund                                 42,175          $     42

Total Investment Companies
(Amortized Cost $42)                                                      42

Total Investments

(Amortized Cost $680,016) (a)-- 99.7%                                680,016

Other assets in excess of liabilities -- 0.3%                          2,108

TOTAL NET ASSETS -- 100.0%                                          $682,124

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1999. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC -- AMBAC Indemnity Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Notes

EDR -- Economic Development Revenue

FGIC -- Insured by Financial Guaranty Insurance Corp.

FNMA -- Federal National Mortgage Assoc.

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Assoc.

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

SPA -- Standby Purchase Agreement

See notes to financial statements.

THE VICTORY PORTFOLIOS                             Schedules of Investments
Ohio Municipal Money Market Fund                             April 30, 1999

(Amounts in Thousands, Except Shares)                         (Unaudited)

                                          Shares or
                                          Principal   Amortized
Security Description                      Amount      Cost

Municipal Bonds (99.5%)

Ohio (99.5%):

Adena Local School District,
  BAN, 3.59%, 9/16/99                     $ 1,278     $ 1,281

Akron Bath Copley Township Hospital,
  Visiting Nurse Services Inc.
  Project, 4.00%*, 5/6/99**,
  LOC National City Bank                      535         535

Akron Special Assessment,
  3.12%, 12/17/99                           1,920       1,920

Ashland County, BAN,
  3.32%, 12/17/99                           6,500       6,509

Ashland County, GO,
  4.00%, 8/5/99     500      500
Ashtabula County Medical Center
  Project, Revenue Bond,
  4.05%*, 5/6/99**, LOC Bank One            3,050       3,050

Auglaize County, G.A. Wintzer & Son
  Co. Project, 4.15%*, 5/6/99**,
  LOC Bank One AMT                          2,225       2,225

Avon, GO,
  4.10%, 7/1/99                             1,040       1,041

Barberton, BAN,
  3.45%, 4/20/00                            2,645       2,651

Beavercreek,
  4.20%, 5/7/99                               450         450

Bedford Heights, IDR, Olympic Steel
  Inc. Project, 4.10%*, 5/5/99**,
  LOC National City Bank                    1,200       1,200

Bellaire City School District,
  3.70%, 8/19/99                            4,038       4,045

Belmont County, BAN,
  3.51%, 11/23/99                           1,850       1,853

Belmont County, GO,
  3.86%, 9/9/99                             1,000       1,001

Bluffton,
  3.40%, 12/1/99                            1,795       1,798

Bowling Green, IDR,
  Lamson & Sessions Project,
  4.05%*, 5/6/99**, LOC
  General Electric Capital Corp.            2,200       2,200

Bowling Green, IDR,
  Lamson & Sessions Project,
  4.12%*, 5/6/99**, LOC
  Mid American National Bank                1,580       1,580

Broadview Heights, BAN,
  3.45%, 8/1/99                             2,300       2,301

Brooklyn Heights, IDR,
  4.15%*, 5/6/99**,
  LOC Bank One AMT                            270         270

Brooklyn, IDR, Clinton Road Project,
  Series B, 3.60%*, 5/3/99**,
  LOC Bank One                            $   535     $   535

Brunswick City School District,
  BAN, 3.57%, 7/8/99                        4,950       4,955

Butler County, Hospital Facilities
  Revenue, 4.00%*, 5/6/99**,
  LOC Fifth Third Bank                      1,050       1,050

Canton, GO,
  3.50%, 7/15/99                            1,525       1,525

Centerville Health Care Revenue,
  Bethany Lutheran,
  4.05%*, 5/5/99**, LOC PNC Bank            4,450       4,450

Cincinnati & Hamilton County Port
  Authority EDR, Bethesda One Ltd.,
  3.75%, 8/1/15**, LOC Bank One             1,025       1,025

Cincinnati & Hamilton IDR,
  4th Star Ltd. Partnership Project,
  3.40%*, 5/3/99**, LOC PNC Bank            6,750       6,750

Cincinnati City School District,
  5.50%, 12/1/99                            1,000       1,013

Clark County,
  4.10%, 5/12/99                            1,405       1,405

Clermont County Hospital Facilities
  Revenue, 7.50%, 9/1/19,
  AMBAC, Prerefunded 9/1/99 @ 102           1,300       1,345

Cleveland Airport Improvement,
  Series D, 3.95%*, 5/5/99**,
  LOC Toronto Dominion Bank AMT             1,500       1,500

Cleveland Heights, GO,
  3.88%, 8/26/99                            2,771       2,773

Cleveland Income Tax Revenue,
  3.95%*, 5/6/99**, LOC Toronto
  Dominion                                 20,000      20,000

Cleveland State University,
  3.80%, 8/16/99                            2,125       2,130

Clinton County,
  4.05%*,5/5/99**,
  LOC Fifth Third Bank                     27,000      27,000

Clinton County,
  3.56%, 12/15/99                           2,250       2,256

Clinton County, Airport Facilities
  Revenue, 4.00%*, 5/6/99**,
  LOC Wachovia Bank                         6,800       6,800

Columbiana County, IDR,
  C & S Land Co. Project, 4.15%*,
  5/6/99**, LOC Bank One AMT                3,150       3,150

Columbus,
  6.75%, 7/1/99**                           1,000       1,006

Columbus Sewer Revenue,
  3.90%*, 5/6/99**                          9,100       9,100

Coshocton County,
  4.05%*, 5/6/99**, LOC Bank One          $ 3,275     $ 3,275

Crestline Village, BAN,
  3.60%, 4/6/00                             1,236       1,239

Cuyahoga County Hospital,
  3.95%*, 5/5/99**,
  LOC Morgan Guaranty                      13,300      13,300

Cuyahoga County Hospital,
  4.00%*, 5/5/99**                         12,500      12,500

Cuyahoga County, Cleveland Clinic,
  4.30%*, 5/6/99**,
  SPA Bank of America                      11,400      11,400

Cuyahoga County, Cleveland Clinic,
  Series A, 4.00%*, 5/5/99**,
  SPA Chase Manhattan Bank                 33,765      33,765

Cuyahoga County, EDR, Crestmont-
  Cleveland Partnership Project,
  3.95%*, 5/3/99**, LOC Bank One              470         470

Cuyahoga County, GO, Series D,
  4.00%, 5/12/99                            1,000       1,000

Cuyahoga County, Hospital Revenue
  Bond, Cleveland Clinic,
  4.00%*, 5/5/99**,
  SPA Bank of America                       7,450       7,450

Cuyahoga County, IDR, Allen Group
  Project, 4.10%*, 5/5/99**,
  LOC Dresdner Bank AG AMT                  2,700       2,700

Cuyahoga County, IDR, Decorp Project,
  4.05%*, 5/6/99**, LOC Bank One            1,900       1,900

Cuyahoga County, IDR, Interstate Diesel,
  4.50%*, 5/5/99**, LOC
  Huntington National Bank                    305         305

Cuyahoga County, IDR, Landerhaven
  Executive Project, 3.83%*, 5/5/99**,
  LOC Star Bank                             2,095       2,095

Cuyahoga County, IDR, Progressive
  Plastics Project, 4.15%*, 5/6/99**,
  LOC Bank One AMT                          1,390       1,390

Cuyahoga County, IDR, Watt Printing
  Co. Project, 4.15%*, 5/6/99**,
  LOC Bank One AMT                          3,040       3,040

Cuyahoga County, Series A,
  4.00%*, 5/5/99**, AMBAC, SPA
  Bank of America                           1,900       1,900

Cuyahoga Falls City School District,
  BAN, 3.88%, 6/14/99                       6,500       6,505

Cuyahoga Falls, Hospital Facilities
  Revenue, Portage Trail Care Center
  Project, 4.20%*, 5/6/99**,
  LOC Fifth Third Bank                      2,200       2,200

Cuyahoga Falls, Hospital Facilities
  Revenue, Portage Trail Care
  Center Project, 4.20%*, 5/6/99**,
  LOC Provident Bank                      $ 3,100     $ 3,100

Dayton,
  3.65%, 6/15/99                            3,100       3,101

Deerfield Township, BAN,
  3.35%, 2/3/00                             1,250       1,252

Deerfield Township, GO,
  4.00%, 6/30/99                            1,200       1,201

Deerfield Township, GO,
  4.05%, 6/30/99                              741         741

Delaware County, GO,
  3.85%, 7/27/99                              845         845

Dover City, BAN,
  3.38%, 4/13/00                            1,200       1,202

Dublin City School District,
  BAN, 3.74% 12/23/99                       1,000       1,004

East Palestine City School District,
  BAN, 3.49%, 12/8/99                       4,600       4,601

Eastlake,
  4.00%, 7/28/99                              500         500

Eastlake, IDR, Astro Model
  Development Project,
  4.15%*, 5/6/99**,
  LOC Bank One AMT                          3,385       3,385

Eastwood Local School District,
  BAN, 3.97%, 5/19/99                       2,340       2,341

Edgewood City School District,
  BAN, 3.70%, 6/30/99                       4,300       4,304

Erie County, GO,
  4.25%, 6/1/99                             1,000       1,000

Fairborn Economic Development
  Revenue, 4.32%*, 5/6/99**,
  LOC Star Bank                               585         585

Fairborn, BAN,
  3.24%, 3/23/00                            1,100       1,100

Fairfield City School District,
  BAN, 4.30%, 10/29/99                      1,950       1,954

Fairfield GO,
  4.65%, 7/27/99, AMT                         595         596

Fairlawn, BAN,
  3.95%, 8/30/99                            4,005       4,015

Franklin County Hospital Revenue,
  4.10%*, 5/6/99**,
  LOC National City Bank                   32,500      32,500

Franklin County Hospital Revenue,
  U.S. Health Corp., Series C,
  4.00%*, 5/6/99**,
  LOC Morgan Guaranty Trust                15,545      15,545

Franklin County Hospital,
  Holy Cross Health Systems,
  4.00%*, 5/6/99**, SPA
  Morgan Guaranty Trust                   $35,500  $   35,501

Franklin County, Health System
  Revenue, Health Care Facilities --
  Wesley Glen, 4.08%*, 5/6/99**,
  LOC Fifth Third Bank                      2,635       2,635

Franklin County, Health System
  Revenue, Health Care Facilities --
  Wesley Glen, 4.08%*, 5/6/99**,
  LOC Fifth Third Bank                        940         940

Franklin County, Hospital Revenue,
  Children's Hospital Project,
  Series B, 4.15%*, 5/6/99**,
  LOC Bank One                              8,900       8,900

Franklin County, Hospital Revenue,
  National Church Residences
  Project, 3.30%*, 5/6/99**,
  LOC Fifth Third Bank                      1,450       1,450

Franklin County, Hospital Revenue,
  U.S. Health Corp., Series A,
  4.00%*, 5/6/99**,
  LOC Morgan Guaranty                       6,000       6,000

Franklin County, IDR, Capitol South
  Community Redevelopment,
  3.50%*, 5/3/99**,
  LOC Huntington National Bank              3,520       3,520

Franklin County, IDR, Jacobson Stores,
  3.50%*, 5/3/99**, LOC Bank One            6,800       6,800

Franklin County, IDR, Media Inc.
  Project, 3.40%*, 9/1/99**,
  LOC Society National Bank                 1,770       1,770

Geauga County, Health Care Facilities,
  Heather Hill Inc. Project, Series B,
  4.06%*, 5/6/99**, LOC Bank One           10,025      10,025

Geauga County, IDR, Gold Key
  Processing Project, 4.05%*, 5/5/99**,
  LOC Fifth Third Bank AMT                  1,200       1,200

Georgetown Village School District,
  BAN, 3.60%, 12/1/99                       1,050       1,051

Granville GO,
  4.11%, 5/18/99                              500         500

Greene County, GO, Series D,
  3.90%, 6/3/99                            16,296      16,298

Greene County, Health Care,
  Friends Health Care Association,
  4.11%*, 5/6/99**, LOC Bank One            3,885       3,885

Greenview Local School District,
  BAN, 3.84%, 6/10/99                       9,350       9,357

Grove City, IDR,
  Cross Country Inns Inc.,
  4.05%*, 5/6/99**, LOC Bank One          $ 1,525     $ 1,525

Hamilton County,
  3.90%*, 5/5/99**, LOC
  Credit Suisse First Boston, MBIA         12,600      12,600

Hamilton County,
  3.95%*, 5/5/99**,
  LOC Fifth Third Bank                        650         650

Hamilton County,
  4.05%*, 5/6/99**, LOC Bank One            3,500       3,500

Hamilton County Hospital,
  3.95%*, 5/6/99**, LOC PNC Bank            3,800       3,800

Hamilton County Hospital Revenue,
  Health Alliance, Series B,
  3.90%*, 5/5/99**, LOC
  Credit Suisse First Boston, MBIA          8,100       8,100

Hamilton County, EDR, Cincinnati
  Performing Arts, 4.00%*, 5/6/99**,
  LOC Fifth Third Bank                      1,300       1,300

Hamilton County,
  Hospital Facilities Revenue,
  Beechwood Home Project,
  4.02%*, 5/6/99**, LOC Star Bank           4,000       4,000

Hamilton County,
  Multifamily Revenue,
  Forest Ridge Apartment Project,
  4.10%*, 5/6/99**, LOC PNC Bank            9,900       9,900

Hamilton County,
  Multifamily Revenue,
  Pleasant Run Apartments Project,
  4.10%*, 5/6/99**,
  LOC PNC Bank AMT                          1,700       1,700

Highland Heights, BAN,
  3.25%, 11/18/99,                          1,500       1,502

Highland Heights, BAN,
  3.375%, 3/16/00,                          2,430       2,434

Highland Heights, BAN,
  3.125%, 10/11/99                          1,736       1,737

Huron County, IDR,
  American Baler Project,
  4.15%*, 5/6/99**,
  LOC Bank One AMT                          1,850       1,850

Jackson County, GO,
  3.62%, 10/14/99                           1,000       1,001

Lake County,
  4.00%, 5/27/99                            1,000       1,000

Lake County, EDR,
  Lake County YMCA Project,
  4.05%*, 5/6/99**, LOC Bank One            3,000       3,000

Licking County, IDR, Sunfield Inc.
  Project, 4.15%*, 5/6/99**,
  LOC Bank One AMT                     $    1,310  $    1,310

Lisbon School District,
  4.00%, 9/2/99                             1,400       1,401

Lorain County, EDR, Crestmont-
  Cleveland Partnership Project,
  3.40%, 10/15/99**, LOC Bank One           1,040       1,040

Lorain County, IDR, French Creek
  Partners, 4.15%*, 5/6/99**,
  LOC Bank One                                900         900

Loveland City School District,
  BAN, 4.0%, 7/15/99                       19,000      19,037

Loveland City School District,
  BAN, 3.87%, 6/15/99                       9,600       9,608

Lucas County, EDR, Maumee Valley
  Country Day School Project,
  4.12%*, 5/6/99**, LOC
  Mid American National Bank
  & Trust AMT                               3,900       3,900

Lucas County, Health Facilities
  Revenue, Lutheran Homes
  Society Project, 3.95%*, 5/6/99**,
  LOC Bank One                             10,400      10,400

Lucas County, Hospital Revenue,
  Sunshine Children's Home Project,
  4.00%*, 5/6/99**,
  LOC National City Bank                      400         400

Lucas County, Hospital Revenue,
  Sunshine Children's Home Project,
  4.00%*, 5/6/99**,
  LOC National City Bank                      350         350

Lucas County, IDR, Bunting Bearings
  Corp. Project, 4.15%*, 5/6/99**,
  LOC National City Bank                    1,590       1,590

Mahoning County, Healthcare Facilities
  Revenue, Copeland Oaks Project,
  4.05%*, 5/6/99**, LOC Bank One            3,185       3,185

Mahoning County, IDR, Tru-Cut Die
  Corp. Project, Series B,
  4.05%*, 5/6/99*, LOC Bank One                90          90

Mansfield, GO,
  3.79%, 9/30/99                            1,200       1,201

Marion County,
  Hospital Improvement Revenue,
  Pooled Leasing Program,
  4.05%*, 5/6/99**, LOC Bank One            2,660       2,660

Marion County,
  Hospital Improvement Revenue,
  Pooled Leasing Program,
  4.05%*, 5/6/99**, LOC Bank One            2,870       2,870

Marion County,
  Hospital Improvement Revenue,
  Pooled Leasing Program,
  4.05%*, 5/6/99**, LOC Bank One       $      130  $      130

Marion County,
  Hospital Improvement Revenue,
  Pooled Leasing Program,
  4.05%*, 5/6/99**, LOC Bank One              305         305

Marion County,
  Hospital Improvement Revenue,
  Pooled Leasing Program,
  4.05%*, 5/6/99**, LOC Bank One            1,005       1,005

Marysville, BAN,
  3.685%, 6/30/99                           2,900       2,903

Maumee,
  4.15%, 7/15/99                              900         900

Maysville Local School District,
  BAN, 3.60%, 9/23/99                       4,332       4,341

Medina County,
  3.97%, 9/1/99                               445         445

Medina County, IDR,
  Partners in Plastic Project,
  4.20%*, 5/6/99**,
  LOC Bank One AMT                            995         995

Monroe,
  4.16%, 9/2/99                               700         701

Monroe,
  4.04%, 6/30/99                              900         900

Monroe,
  4.20%, 6/17/99                              738         738

Monroe Corridor 75,
  4.05%*, 5/6/99**,
  LOC Bank of Montreal                      2,000       2,000

Montgomery County, Healthcare
  Facilities Revenue, Greater
  Dayton Area -- MRI Project,
  4.05%*, 5/5/99**, LOC KeyBank               490         490

Montgomery County, IDR, Citywide
  Development Corp. Project,
  4.15%*, 5/6/99**,
  LOC Bank One AMT                          2,275       2,275

Montgomery County, IDR, Town
  Centers Ltd. Partner Project,
  3.95%*, 11/15/99**,
  LOC National City Bank                    1,685       1,685

Montgomery, IDR,
  Bethesda Two Ltd.,
  4.50%*, 5/6/99**,
  LOC Huntington National Bank              2,725       2,725

Morrow County, GO,
  3.91%, 9/8/99                             3,600       3,604

Muskingum County,
  4.00%*, 5/6/99**,
  LOC Huntington National Bank         $    1,070  $    1,070

Northwood, GO,
  4.63%, 7/29/99                            1,010       1,012

Orange City School District, BAN,
  3.46%, 8/18/99                            2,200       2,202

Orange County School District, BAN,
  3.44%, 8/18/99                           11,100      11,114

Orrville, IDR, Contours Inc. Project,
  4.15%*, 5/5/99**,
  LOC National City Bank                      100         100

Orrville, IDR,
  Contours-Lessee Project,
  4.15%*, 5/5/99**,
  LOC National City Bank                      100         100

Ottawa Hills,
  3.88%, 5/12/99                            4,500       4,500

Perrysburg,
  4.50%, 8/19/99                            2,030       2,034

Perrysburg, BAN,
  3.82%, 7/15/99                            9,000       9,015

Perrysburg, BAN,
  4.25%, 11/18/99                           3,100       3,110

Pickerington, GO,
  4.18%, 7/16/99                              400         400

Pike County,
  Hospital Facilities Revenue,
  Bristol Village Project,
  4.20%*, 5/6/99**,
  LOC Fifth Third Bank                      3,180       3,180

Pike County, Hospital Facilities,
  Bristol Village Project,
  4.20%*, 5/6/99**,
  LOC Fifth Third Bank                      1,300       1,300

Reading IDR,
  General Tool Co. Project,
  4.10%*, 5/6/99**,
  LOC Provident Bank,
  Bank of Montreal                          4,585       4,585

Richland County, BAN,
  3.69%, 12/2/99                              945         947

Richland County, GO,
  4.17%, 6/10/99                            1,485       1,486

Richland County, IDR,
  Mansfield Motel Partnership,
  4.15%*, 5/6/99**,
  LOC Huntington National Bank              3,050       3,050

Rickenbacker,
  Port Authority Revenue,
  4.05%*, 5/6/99**, LOC Bank One            3,000       3,000

Salem Hospital Revenue,
  Community Hospital Project,
  4.05%*, 5/5/99**, LOC PNC Bank       $    3,200  $    3,200

Scioto County Hospital Revenue,
  4.05%*, 5/5/99**,
  LOC Mellon Bank, AMBAC                    1,265       1,265

Scioto County Hospital Revenue,
  4.05%*, 5/5/99**,
  LOC Mellon Bank, AMBAC                    1,700       1,700

Scioto County, VHA Center Inc.
  Capital Assets, Series C,
  4.05%*, 5/5/99**,
  LOC Mellon Bank, AMBAC                    3,900       3,900

Seneca County, Hospital Facilities
  Revenue, St. Francis Home Inc.
  Project, 3.95%*, 5/6/99**,
  LOC National City Bank                    2,000       2,000

Seven Hills, BAN,
  3.45%, 10/28/99                           1,150       1,152

South Euclid, BAN,
  3.32%, 4/6/00                             1,000       1,001

South-Western City School District,
  BAN, 3.50%, 9/15/99                       8,500       8,512

Southwest Licking Local School
  District, BAN, 3.75%, 6/15/99             5,000       5,004

Southwest Local School District,
  BAN, 3.83%, 6/17/99                       5,000       5,004

Southwest Local School District,
  BAN, 3.73%, 7/20/99                       4,250       4,256

Stark County,
  Health Care Facilities Revenue,
  St. Joseph Hospice Project,
  4.05%*, 5/6/99**, LOC Bank One            2,135       2,135

State Air Quality
  Development Authority Revenue,
  JMG Funding Ltd. Partnership,
  4.00%*, 5/5/99**,
  LOC Societe Generale                      5,100       5,100

State Air Quality
  Development Authority Revenue,
  Pollution Control,
  Cleveland Electric,
  3.10%, 7/12/99, FGIC                      7,000       7,000

State Air Quality Timken,
  4.00%*, 5/5/99**,
  LOC NBD Bank                              3,000       3,000

State Air Quality, Series B,
  4.40%*, 5/3/99**, LOC Morgan             10,000      10,000

State Building Authority,
  Administrative Building Fund,
  Series A, 4.75%, 10/1/99                  1,000       1,005

State Building Authority,
  State Correctional Facilities,
  Series A, 5.10%, 10/1/99             $    1,000  $    1,007

State Economic Development,
  YMCA, 4.05%*, 5/6/99**,
  LOC Bank One                              4,560       4,560

State Environmental Improvement
  Revenue, Newark Group
  Industries Inc. Project,
  4.10%*, 5/6/99**,
  LOC Chase Manhattan Bank AMT              9,455       9,455

State Environmental Improvement
  Revenue, Newark Group
  Industries Inc. Project,
  3.40%*, 5/3/99**,
  LOC Chase Manhattan Bank                  1,000       1,000

State Higher Education,
  4.05%*, 5/6/99**,
  LOC Fifth Third Bank                     11,355      11,355

State Higher Education,
  4.05%, 5/6/99**,
  LOC Fifth Third Bank                      2,635       2,635

State Higher Education Facilities
  Commission Revenue, Higher
  Education -- Mount Vernon
  Nazarene, 4.00%*, 5/6/99**,
  LOC National City Bank                      900         900

State Higher Education Facilities
  Commission Revenue, Kenyon
  College, 4.05%*, 5/5/99**,
  SPA First National Bank Chicago           7,700       7,700

State Higher Education Facilities
  Commission Revenue, Kenyon
  College Project, 4.05%*, 5/5/99**,
  SPA First National Bank Chicago           6,000       6,000

State Higher Education Facilities
  Commission Revenue,
  Wilmington College Project,
  4.05%*, 5/6/99**,
  LOC Fifth Third Bank                      2,755       2,755

State Housing Finance Agency,
  Multifamily Housing Revenue,
  Hunters Glen Project,
  4.10%*, 5/3/99**,
  LOC PNC Bank AMT                          7,340       7,340

State IDR, Atlas Technicast Ltd.
  Project, 4.15%*, 5/6/99**,
  LOC Bank One                              2,265       2,265

State IDR, Best Atlas Ltd. Project,
  4.15%*, 5/6/99**, LOC Bank One            2,265       2,265

State IDR, Cincinnati Riverfront,
  4.05%*, 5/6/99**, LOC PNC Bank              440         440

State Public Facilities,
  5.10%, 12/01/99, MBIA                $    3,185  $    3,221

State Public Facilities,
  4.50%, 11/1/99                            2,500       2,517

State Public Facilities,
  5.63%, 12/1/99                            1,500       1,520

State Public Facilities Commission,
  Higher Education Capital Facilities,
  Series II-A, 5.20%, 5/1/99**,
  AMBAC                                     2,000       2,000

State Water,
  3.15%, 7/8/99**,
  LOC First National Bank Chicago          32,000      32,000

State Water,
  3.15%, 7/8/99,
  LOC First National Bank Chicago           4,655       4,655

State Water Development Authority,
  4.25%, 6/1/99                               675         675

State Water Development Authority,
  Cleveland Electric, Series B,
  4.00%*, 5/5/99**,
  LOC First National Bank Chicago          18,200      18,200

State Water Development Authority,
  PA Power Co. Project,
  4.05%*, 5/5/99**,
  LOC First National Bank Chicago           5,800       5,800

State Water Development Authority,
  Philip Morris Co. Inc. Project,
  4.05%*, 5/5/99**                         15,000      15,000

State Water Development Authority,
  Timken Co. Project,
  4.05%*, 5/5/99**,
  LOC Wachovia Bank                         3,300       3,300

State Water Development Authority,
  Timken Co. Project,
  4.00%*, 5/5/99**,
  LOC Wachovia Bank                         8,000       8,000

Streetsboro,
  3.60%, 10/7/99                            4,540       4,543

Student Loan Funding Corp.,
  Cincinnati Student Loan Revenue,
  4.00%*, 5/5/99**,
  SPA Bank of America                      17,900      17,900

Student Loan Funding Corp.,
  Cincinnati Student Loan Revenue,
  4.72%*, 5/5/99**,
  SPA Bank of America                      25,000      25,000

Summit County,
  3.40%*, 9/01/99**,
  LOC National City Bank                      405         405

Summit County Forest,
  4.05%, 5/5/99**,
  LOC Fifth Third Bank AMT             $    1,050  $    1,050

Summit County, IDR,
  4.15%*, 5/6/99**,
  LOC Bank One AMT                          3,000       3,000

Summit County, IDR, Delco Corp.
  Project, 4.15%*, 5/6/99**,
  LOC National City Bank                    1,635       1,635

Summit County, IDR, Fiocca Inc.
  Project, 4.05%*, 5/6/99**,
  LOC Fifth Third Bank                      2,285       2,285

Summit County, IDR, Forest
  Manufacturing Co. Project,
  4.15%*, 5/6/99**, LOC Bank One              440         440

Summit County, IDR, Forest
  Manufacturing Co. Project,
  4.10%*, 5/6/99**,
  LOC Fifth Third Bank                        300         300

Summit County, IDR,
  GO-JO Industries Inc, Project,
  4.05%*, 5/6/99**,
  LOC Bank One                              2,180       2,180

Summit County, IDR,
  Raymond W. King Jr. Project,
  4.15%*, 5/6/99**,
  LOC Bank One                                865         865

Summit County, IDR,
  SSP Fittings Corp.
  Project, 4.05%*, 5/6/99**,
  LOC Bank One                              1,530       1,530

Summit County, IDR, Texler Inc.
  Project, 3.55%*, 5/3/99**,
  LOC Bank One                                555         555

Summit County, IDR,
  Triscari Project,
  3.35%*, 9/1/99**,
  LOC Bank One                                315         315

Sycamore School District, BAN,
  3.85%, 7/28/99                            4,500       4,509

Tallmadge, GO,
  3.85%, 6/23/99                            1,600       1,600

Tiffin, GO,
  4.00%, 7/8/99                             1,800       1,801

Toledo City School District, BAN,
  3.50%, 1/28/00                            2,126       2,130

Toledo Lucas County,
  4.05%*, 5/6/99**, LOC PNC Bank            2,800       2,800

Toledo, IDR, Lucas County Port
  Authority, Frostbite Brands Inc.
  Project, 4.15%*, 5/6/99**,
  LOC Old Kent Bank & Trust                 1,975       1,975

Tri County North Local
  School District,
  4.20%, 7/22/99                       $    1,500  $    1,501

Troy, EDR, L & CP Corp. Project,
  3.20%*, 6/1/99**,
  LOC Societe Generale                      1,725       1,725

Trumbull County Health Care
  Facilities Revenue,
  4.00%*, 5/6/99**                          2,750       2,750

Trumbull County, IDR, Eliwood
  Engineered Casting,
  4.20%*, 5/6/99**,
  LOC Mellon Bank                           7,000       7,000

Trumbull County, IDR,
  McDonald Steel Corp Project,
  4.15%*, 5/6/99**,
  LOC PNC Bank                                300         300

Union County, GO,
  4.01%, 6/17/99                            1,850       1,851

Vermilion, IDR,
  Landover Properties Ltd.,
  4.00%*, 5/6/99**, LOC Bank One            1,340       1,340

Wadsworth City
  School District, BAN,
  3.47%, 8/10/99                            2,500       2,503

Warren County,
  4.00%*, 5/6/99**,
  LOC Fifth Third Bank                        400         400

Warren County,
  Health Care Facilities Revenue,
  OtterbeinHomes, Series B,
  3.90%*, 5/6/99**,
  LOC Fifth Third Bank                     17,600      17,600

Wauseon,
  4.62%, 5/20/99                              385         385

Wayne County,
  Health Care Facilities Revenue,
  West View Manor Project,
  4.11%*, 5/6/99**,
  LOC Fifth Third Bank                      4,940       4,940

West Clermont, BAN,
  3.70%, 4/27/00                            1,300       1,306

Westerville,
  3.10%, 12/1/99                            1,010       1,010

Westerville, EDR,
  American Ceramic Society,
  4.35%*, 5/6/99**,
  LOC BancOhio National Bank                2,025       2,025

Westlake, IDR,
  Logan Westlake Project,
  4.05%*, 5/6/99**,
  LOC Fifth Third Bank                      1,640       1,640

Williams County,
  4.63%, 5/13/99                       $      410  $      410

Williams County, IDR,
  Letts Industries
  Inc. Project, 4.15%*, 5/6/99**,
  LOC NBD Bank                              3,325       3,325

Wood County,
  4.12%*, 5/6/99**,
  LOC Mid American National Bank            4,600       4,600

Wood County, EDR, Cast Masters Inc.
  Acquisition, 4.30%*, 5/6/99**,
  LOC Mid American National
  Bank & Trust                              2,375       2,375

Wood County, EDR, Precision
  Aggregate II, 4.17%*, 5/6/99**,
  LOC Mid American National
  Bank & Trust                              2,420       2,420

Wood County, IDR, Aluminite Ohio Inc.
  Project, 4.17%*, 5/6/99**                 1,750       1,750

Wooster, IDR, Allen Group Inc.,
  4.25%*, 5/5/99**, LOC NBD Bank              800         800

Youngstown City School District,
  5.35%, 6/15/99                            1,000       1,003

                                                      998,780

Total Municipal Bonds
  (Amortized Cost $998,780)                           998,780

Investment Companies (0.1%)

Federated Ohio Municipal Cash
  Trust Fund                            1,033,634  $    1,034

Total Investment Companies
(Amortized Cost $1,034)                                 1,034

Total Investments
(Amortized Cost $999,814) (a)-- 99.6%                 999,814

Other assets in excess of liabilities -- 0.4%           4,086

TOTAL NET ASSETS -- 100.0%                         $1,003,900

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1999.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax Payer

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FGIC -- Insured by Financial Guaranty Insurance Corp.

FNMA -- Insured by Federal National Mortgage Assoc.

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Assoc.

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

SPA -- Standby Purchase Agreement

See notes to financial statements.


                                                                     Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                                                     April 30, 1999

(Amounts in Thousands, Except Per Share Amounts)                                              (Unaudited)

                                                                                               Ohio
                                                                                     Tax-Free  Municipal
                                                                                     Money     Money
                                                                                     Market    Market
                                                                                     Fund      Fund

ASSETS:
Investments, at amortized cost                                                       $680,016  $  999,814
Interest and dividends receivable                                                       3,957       6,813
Prepaid expenses and other assets                                                          26          43

        Total Assets                                                                  683,999   1,006,670

LIABILITIES:
Dividends payable                                                                       1,516       2,155
Accrued expenses and other payables:
    Investment advisory fees                                                              211         347
    Administration fees                                                                    10          13
    Custodian fees                                                                         13          16
    Accounting fees                                                                         1           1
    Transfer agent fees                                                                     5           6
    Shareholder service fees                                                               96         195
    Other                                                                                  23          37

        Total Liabilities                                                               1,875       2,770

NET ASSETS:
Capital                                                                               682,155   1,003,900
Undistributed net investment income                                                        --           5
Accumulated undistributed net realized gains (losses) from investment transactions        (31)         (5)

        Net Assets                                                                   $682,124  $1,003,900

Outstanding units of beneficial interest (shares)                                     682,153   1,003,896

Net asset value
    Offering and redemption price per share                                          $   1.00  $     1.00


See notes to financial statements.


                                                     Statements of Operations
THE VICTORY PORTFOLIOS                For the Six Months Ended April 30, 1999

(Amounts in Thousands)                                             (Unaudited)

                                                                           Ohio
                                                           Tax-Free        Municipal
                                                           Money Market    Money Market
                                                           Fund            Fund
Investment Income:
Interest income                                            $ 9,983         $15,567
Dividend income                                                229             116

    Total Income                                            10,212          15,683

Expenses:
Investment advisory fees                                     1,125           2,474
Administration fees                                            421             599
Shareholder service fees                                       803           1,237
Accounting fees                                                 45              47
Custodian fees                                                  68              96
Legal and audit fees                                            34              52
Trustees' fees and expenses                                      8              12
Transfer agent fees                                             17              20
Registration and filing fees                                    16              21
Printing fees                                                   26              39
Other                                                            6               9

    Total Expenses                                           2,569           4,606

Expenses voluntarily reduced                                    --            (559)

    Net Expenses                                             2,569           4,047

Net Investment Income                                        7,643          11,636

Realized Gains from Investments:
Net realized gains (losses) from investment transactions       (27)             (5)

Change in net assets resulting from operations             $ 7,616         $11,631


See notes to financial statements.


THE VICTORY PORTFOLIOS                                                         Statements of Changes in Net Assets

(Amounts in Thousands)                                                                                 (Unaudited)

                                                                      Tax-Free                Ohio Municipal
                                                                  Money Market Fund            Money Market

                                                                  Six                       Six
                                                                 Months       Year         Months         Year
                                                                 Ended        Ended         Ended         Ended
                                                               April 30,   October 31,    April 30,    October 31,
                                                                  1999        1998          1999          1998

From Investment Activities:
Operations:
    Net investment income                                      $   7,643   $    15,305    $   11,636   $    20,499
    Net realized gains (losses) from investment transactions         (27)           (4)           (5)            5

Change in net assets resulting from operations                     7,616        15,301        11,631        20,504

Distributions to Shareholders:
    From net investment income                                    (7,643)      (15,305)      (11,636)      (20,499)

Change in net assets from distributions to shareholders           (7,643)      (15,305)      (11,636)      (20,499)

Capital Transactions:
    Proceeds from shares issued                                  978,328     1,226,221     1,047,441     1,429,349
    Dividends reinvested                                           4,989         8,862         8,750        16,522
    Cost of shares redeemed                                     (766,694)   (1,181,775)     (803,829)   (1,345,311)

Change in net assets from capital transactions                   216,623        53,308       252,362       100,560

Change in net assets                                             216,596        53,304       252,357       100,565

Net Assets:
    Beginning of period                                          465,528       412,224       751,543       650,978

    End of period                                              $ 682,124   $   465,528    $1,003,900   $   751,543

Share Transactions:
    Issued                                                       978,328     1,226,221     1,047,441     1,429,349
    Reinvested                                                     4,989         8,862         8,750        16,522
    Redeemed                                                    (766,694)   (1,181,775)     (803,829)   (1,345,311)

Change in shares                                                 216,623        53,308       252,362       100,560


See notes to financial statements.


THE VICTORY PORTFOLIOS                                                               Financial Highlights



                                                            Tax-Free Money Market Fund

                                       Six
                                       Months
                                       Ended
                                       April 30,                  Year Ended October 31,
                                       1999          1998       1997       1996       1995       1994
                                       (Unaudited)


Net Asset Value, Beginning of Period   $  1.000      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment Activities
    Net investment income                 0.012         0.029      0.030      0.030      0.034      0.021
Distributions
    Net investment income                (0.012)       (0.029)    (0.030)    (0.030)    (0.034)    (0.021)

Net Asset Value, End of Period         $  1.000      $  1.000   $  1.000   $  1.000 $    1.000   $  1.000

Total Return                               1.20%<F3>     2.91%      3.07%      3.04%      3.42%      2.17%

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $682,124      $465,528   $412,224   $344,796   $307,726   $198,561
Ratio of expenses to
  average net assets                       0.80%<F4>     0.80%      0.73%      0.78%      0.61%      0.60%
Ratio of net investment income
  to average net assets                    2.38%<F4>     2.88%      3.03%      2.97%      3.36%      2.14%
Ratio of expenses to
  average net assets<F1>                    <F2>         0.80%      0.74%      0.80%      0.62%      0.79%
Ratio of net investment income
  to average net assets<F1>                 <F2>         2.88%      3.02%      2.95%      3.35%      1.95%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.

<F3> Not annualized.

<F4> Annualized.


THE VICTORY PORTFOLIOS                                                                             Financial Highlights

                                                               Ohio Municipal Money Market Fund

                                       Six                                             Two
                                      Months                                           Months
                                      Ended                                            Ended        Year
                                      April 30,           Year Ended October 31,       October 31,  Ended     August31,
                                      1999            1998       1997       1996       1995         1995<F2>  1994
                                      (Unaudited)


Net Asset Value, Beginning of Period  $    1.000      $  1.000   $  1.000   $  1.000   $  1.000     $  1.000  $  1.000

Investment Activities
    Net investment income                  0.012         0.029      0.030      0.030      0.006        0.033     0.021
Distributions
    Net investment income                 (0.012)       (0.029)    (0.030)    (0.030)    (0.006)      (0.033)   (0.021)

Net Asset Value, End of Period        $    1.000      $  1.000   $  1.000   $  1.000   $  1.000     $  1.000  $  1.000

Total Return                                1.19%<F3>     2.94%      3.01%      3.11%      0.55%<F3>    3.33%     2.10%

Ratios/Supplemental Data:
Net Assets, End of Period (000)       $1,003,900      $751,543   $650,978   $561,131   $510,632     $502,453  $318,132
Ratio of expenses to
  average net assets                        0.82%<F4>     0.80%      0.75%      0.67%      0.64%<F4>    0.63%     0.65%
Ratio of net investment income
  to average net assets                     2.35%<F4>     2.90%      2.97%      3.03%      3.31%<F4>    3.33%     2.08%
Ratio of expenses to
  average net assets<F1>                    0.93%<F4>     0.94%      0.94%      0.97%      0.92%<F4>    0.94%     0.76%
Ratio of net investment income
  to average net assets<F1>                 2.24%<F4>     2.76%      2.78%      2.73%      3.03%<F4>    3.02%     1.97%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Ohio Municipal Money Market Portfolio
     became the Ohio Municipal Money Market Fund.

<F3> Not annualized.

<F4> Annualized.


See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Limited Term Income Fund                                       April 30, 1999

(Amounts in Thousands, Except Shares)                             (Unaudited)

                                                   Principal    Market
Security Description                               Amount       Value

Asset Backed Securities (27.3%)

American Express Master Trust,
  5.38%, 9/15/00                                   $ 2,000      $ 1,997

American Housing Trust, Series VIII,
  Class K, 9.00%, 1/25/21, CMO                       1,061        1,105

Caterpillar Financial Asset Trust,
  Series 1997-A, Class A3,
  6.45%, 5/25/03                                     2,686        2,720

Chase Manhattan Marine Owner
  Trust, 6.14%, 1/17/05                              2,101        2,107

Equicredit Home Equity Loan Trust,
  Series 1996-1, Class A3,
  6.19%, 12/15/10                                    1,000          989

Fleetwood Credit Corp Grantor Trust,
  Series 1994-B, Class A,
  6.75%, 3/15/10, CMO                                2,690        2,728

Fleetwood Credit Corp., Class A,
  6.64%, 9/15/12                                     1,211        1,239

GE Capital Mortgage Services, Inc.,
  Series 1994-1, Class A8,
  6.50%, 1/25/24                                     1,500        1,461

MBNA Master Credit Card Trust,
  Series 1997-F, Class A,
  6.60%, 11/15/04                                    2,000        2,072

Peco Energy, Series 1999-A,
  Class A4, 5.80%, 3/1/07                              270          269

Premier Auto Trust, Series 1998-4,
  Class A3, 5.69%, 6/8/02                            3,000        3,010

Premier Auto Trust, Series 1998-5,
  Class A3, 5.07%, 7/8/02                              270          267

Residential Accredit Loans, Inc.,
  6.75%, 02/25/27, 1997-Qs1
  Class A10                                            230          232

Resolution Trust Corp.,
  8.20%, 11/25/21, CMO                                 330          330

Salomon Brothers Mortgage
  Securities VII, Series 1998-AQ1,
  Class A3, 6.56%, 6/25/28                             305          307

The Money Store Home Equity Trust,
  Series 1998A, Class AF3,
  6.13%, 9/15/16                                       750          741

Total Asset Backed Securities (Cost $21,585)                     21,574

Commercial Paper (3.3%)

Associates Corp., N.A.,
  4.95%, 5/3/99                                      2,586        2,586

Total Commercial Paper (Cost $2,586)                              2,586

Corporate Bonds (27.1%)

Automobiles (4.0%):
Ford Motor Credit Corp.,
  6.85%, 8/15/00                                   $ 3,000      $ 3,047

General Motors Acceptance Corp.,
  6.75%, 2/7/02                                        100          102

                                                                  3,149

Beverages (1.9%):
J Seagram & Sons,
  5.79%, 4/15/01                                     1,500        1,501

Brokerage Services (1.9%):
Merrill Lynch & Co., Inc.,
  6.50%, 4/1/01 (b)                                  1,500        1,519

Financial Services (12.4%):
American General Finance,
  5.80%, 3/15/02                                     1,500        1,496

Associates Corp. N.A.,
  6.00%, 6/15/00                                     3,000        3,016

Associates Corp., N.A.,
  6.88%, 2/1/03                                      3,000        3,085

CIT Group Holdings,
  5.50%, 2/15/04                                       695          677

Citigroup Inc.,
  5.80%, 3/15/04 (b)                                   420          416

Lehman Brothers Holdings, Inc.,
  6.13%, 2/1/01                                        500          499

Lehman Brothers Holdings, Inc.,
  6.63%, 04/01/04                                      240          240

Norwest Financial, Inc.,
  5.50%, 3/19/01                                       300          299

                                                                  9,728

Industrial Goods & Services (2.5%):
Burlington Resources, Inc.,
  7.15%, 5/1/99                                      2,000        2,000

Retail (2.5%):
Dayton Hudson Co.,
  5.95%, 6/15/10                                     2,000        2,003

Telecommunications (1.9%):
MCI Communications Corp.,
  6.13%, 4/15/02                                     1,500        1,506

Total Corporate Bonds (Cost $21,457)                             21,406

U.S. Government Agencies (1.8%)

Federal National Mortgage
  Assoc. (1.3%):
5.13%, 2/13/04 (b)                                 $ 1,000      $   979

U.S. Government Loan Trust (0.5%):
U.S. Government Loan Trust --
  Israel, 8.5%, 4/1/06 Series 1-B                      371          406

Total U.S. Government Agencies (Cost $1,394)                      1,385

U.S. Government Mortgage Backed (13.8%)

Federal Home Loan Mortgage
  Corp. (6.6%):
6.00%, 1/1/29-2/1/29                                    83           81
6.50%, 1/15/22-4/1/29                                1,256        1,243
7.00%, 9/1/25-11/1/28                                  369          375
7.50%, 4/1/14-3/1/29                                 1,225        1,267
8.00%, 10/1/28-1/1/29                                   67           69
8.50%, 7/1/21-1/1/29                                   803          849
9.50%, 12/1/01                                       1,287        1,352

                                                                  5,236

Federal National Mortgage
  Assoc. (5.9%):
6.00%, 4/1/14-5/1/29                                   354          346
6.50%, 2/1/11-4/1/29                                 1,192        1,176
7.00%, 9/25/23-4/1/29                                1,178        1,196
7.50%, 6/1/28-10/1/28                                  154          160
8.00%, 7/1/28                                           13           14
8.50%, 11/1/17                                         505          530
9.00%, 3/1/25                                          844          890
10.00%, 6/17/27                                        338          365

                                                                  4,677

Government National Mortgage
  Assoc. (1.3%):
7.00%, 12/15/22-4/15/29                                980          992
8.50%, 2/15/29                                          14           15

                                                                  1,007

Total U.S. Government Mortgage Backed
(Cost $10,953)                                                   10,920

U.S. Treasury Obligations (26.1%)

U.S. Treasury Notes (26.1%):
5.88%, 8/31/99 (b)                                 $ 4,611      $ 4,628
4.63%, 11/30/00 (b)                                 12,985       12,898
6.38%, 8/15/02 (b)                                   2,335        2,412
4.75%, 2/15/04 (b)                                     665          652

Total U.S. Treasury Obligations (Cost $20,635)                   20,590

Securities Purchased With Cash Collateral (13.8%)

Short Term Securities (3.6%):
General American Funding
  Agreement, 5.10%, 5/6/99                           1,399        1,399

AIM Short Term Prime
  Money Market Fund                                    615          615

AIM Liquid Assets
  Money Market Fund                                    858          858

                                                                  2,872

Repurchase Agreements (10.2%):
Morgan Stanley Dean Witter,
  5.04%, 5/3/99 (Collateralized by
  $4,300 AssociatesCorp. N.A.,
  5.85%, 1/1/15,
  market value -- $4,394)                            4,000        4,000

Goldman Sachs Group L.P.,
  5.08%, 5/3/99 (Collateralized by
  $5,742 ProLogis Trust,
  6.70%, 4/15/04,
  Federated Department
  Stores, Inc., 6.90%, 4/1/29,
  International Paper Co.,
  6.88%, 4/15/29,
  market value -- $5,699)                            4,000        4,000

                                                                  8,000

Total Securities Purchased
With Cash Collateral (Cost $10,872)                              10,872

Total Investments (Cost $89,483) (a) -- 113.2%                   89,333

Liabilities in excess of other assets -- (13.2%)                (10,411)

TOTAL NET ASSETS -- 100.0%                                      $78,922

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                       $ 151

    Unrealized depreciation                                        (301)

    Net unrealized depreciation                                   $(150)

(b) All or a portion of this security was loaned as of April 30, 1999.

CMO -- Collateralized Mortgage Obligations

See notes to financial statements.

THE VICTORY PORTFOLIOS                             Schedules of Investments
Intermediate Income Fund                                     April 30, 1999

(Amounts in Thousands, Except Shares)                            (Unaudited)

                                                   Principal   Market
Security Description                               Amount      Value

Asset Backed Securities (17.1%)

American Express
  Credit Account Master Trust,
  Series 1997-1, Class A,
  6.40%, 4/15/05                                   $   400     $    402

Citibank Credit Card Master Trust,
  Series 1999-1, Class A,
  5.50%, 2/15/06                                     1,600        1,580

Copelco,
  6.47%, 4/20/05                                     3,550        3,601

Discover,
  Series 1999-1, Class A,
  5.30%, 8/15/04                                     1,140        1,126

Discover Card Master Trust,
  Series 1999-2, Class A,
  5.90%, 10/15/04                                    2,200        2,219

First Union Commercial
  Mortgage Trust,
  Series 1999-C1, Class A2,
  6.07%, 10/15/08                                    1,070        1,051

First USA Credit Card Master Trust,
  Series 1998-9, Class A,
  5.28%, 9/18/06, CMO                                1,050        1,037

Ford Credit Auto Owner Trust,
  Series 1998-A, Class A3,
  5.65%, 10/15/01                                    4,190        4,197

GE Capital Mortgage Services, Inc.,
  Series 1998-13, Class A3,
  6.75%, 8/25/28                                     2,518        2,511

Green Tree Financial Corp.,
  Series 1999-2, Class A3,
  6.08%, 12/1/30                                     2,260        2,246

MBNA Master Credit Card Trust,
  Series 1998-D, Class A,
  5.80%, 12/15/05                                    2,000        2,006

Morgan Stanley Capital,
  Series 1999-WF1, Class A2,
  6.21%, 9/15/08                                     1,040        1,031

Nationsbank
  Credit Card Master Trust,
  Series 1995-1, Class A,
  6.45%, 4/15/03                                     5,215        5,316

Peco Energy,
  Series 1999-A, Class A4,
  5.80%, 3/1/07                                        860          858

Premier Auto Trust,
  Series 1997-1, Class A4,
  6.35%, 4/6/02                                      3,300        3,347

Residential Accredit Loans, Inc.,
  Series 1998-QS7, Class CB2,
  6.75%, 7/25/28, CMO                                5,551        5,560

Salomon Brothers
  Mortgage Securities VII,
  Series 1998-AQ1, Class A3,
  6.56%, 6/25/28                                   $ 3,446     $  3,472

Toyota Auto Receivables
  Guarantor Trust,
  Series 1997-A, Class A,
  6.45%, 4/15/02, CMO                                  552          555

Total Asset Backed Securities (Cost $42,071)                     42,115

Commercial Paper (1.8%)

Associates Corp., N.A.,
  4.95%, 5/3/99                                      4,336        4,336

Total Commercial Paper (Cost $4,336)                              4,336

Corporate Bonds (44.5%)

Automobiles (0.4%):
Ford Motor Co.,
  9.00%, 9/15/01                                     1,000        1,068

Beverages (4.5%):
Coca-Cola Amatil Limited,
  6.50%, 9/4/03                                      1,700        1,638

Coca-Cola Enterprises, Inc.,
  6.63%, 9/30/02                                     5,775        5,843

J Seagram & Sons,
  5.79%, 4/15/01                                       360          360

J Seagram & Sons,
  6.63%, 12/15/05                                    3,280        3,264

                                                    11,105

Broadcasting/Cable (1.0%):
Time Warner Inc.,
  7.75%, 6/15/05                                     2,190        2,341

Brokerage Services (0.8%):
Lehman Brothers Holdings,
  6.00%, 2/26/01                                       505          503

Salomon Smith Barney Holdings,
  6.13%, 1/15/03                                     1,400        1,402

                                                     1,905

Commercial Services (0.3%):
Comdisco, Inc., 5.95%, 4/30/02                         805          805

Data Processing
  & Reproduction (0.4%):
Cendant Corp., 7.75%, 12/1/03                        1,010        1,039

Electronic & Electrical --
  General (2.2%):
Motorola, Inc., 5.80%, 10/15/08                        985          959

Sony Corp., 6.13%, 3/4/03                            3,850        3,869

Westinghouse, 6.88%, 9/1/03                            625          629

                                                                  5,457

Electronics (1.8%):
Hitachi Credit Corp.,
  5.88%, 12/28/00                                  $ 4,460     $  4,427

Energy (3.3%):
KN Energy, Inc.,
  6.45%, 3/1/03                                        370          373

KN Energy, Inc.,
  6.65%, 3/1/05                                      2,000        2,025

Phillips Petroleum Co.,
  6.38%, 3/30/09                                     1,305        1,302

Texaco Capital Corp.,
  5.50%, 1/15/09                                       535          507

Union Oil Of California,
  7.20%, 5/15/05                                     2,230        2,272

Valero Energy Corp.,
  7.38%, 3/15/06                                     1,560        1,572

                                                                  8,051

Entertainment (0.5%):
Viacom, Inc.,
  7.75%, 6/1/05                                      1,065        1,129

Financial Services (8.5%):
American General Finance,
  5.80%, 3/15/02                                       565          564

Amerus Life Holdings, Inc.,
  6.95%, 6/15/05                                     2,700        2,564

Associates Corp., N.A.,
  6.25%, 11/1/08                                     1,000          989

AT&T Capital Corp.,
  7.50%, 11/15/00                                    2,300        2,354

Capital One Bank COF,
  6.15%, 6/1/01                                        505          501

Citibank Credit Card,
Series 1998-9, Class A,
  5.30%, 1/9/06                                      3,200        3,110

Citigroup Inc.,
  5.80%, 3/15/04 (c)                                 1,300        1,289

EOP Operating LP,
  6.75%, 2/15/08 (b)                                 1,430        1,403

First Union Corp.,
  6.63%, 7/15/05                                     1,640        1,658

Household Finance Company,
  6.00%, 5/1/04                                      1,005          999

Household Finance Company,
  5.88%, 2/1/09                                      1,020          972

Norwest Financial, Inc.,
  5.50%, 3/19/01                                       930          927

Oasis Residential,
  7.00%, 11/15/03                                    1,635        1,590

Simon Debartolo,
  6.75%, 6/15/05                                     1,005          980

Spieker Props,
  6.90%, 1/15/04                                   $   890     $    880

                                                                 20,780

Industrial Goods & Services (3.2%):
John Deere Capital Corp.,
  5.85%, 1/15/01                                     1,450        1,454

Monsanto Co.,
  5.75%, 12/1/05                                     1,670        1,635

Oakwood Homes,
  7.88%, 3/1/04                                      1,040        1,040

Pohang Iron & Steel, Inc.,
  7.50%, 8/1/02                                        765          762

USX Corp.,
  7.20%, 2/15/04                                     3,055        3,096

                                                                  7,987

Insurance (1.9%):
Liberty Mutual,
  8.20%, 5/4/07 (b)(c)                                 630          684

Metropolitan Life Insurance Co.,
  6.30%, 11/1/03 (b)                                 1,500        1,483

Prudential Insurance,
  7.65%, 7/1/07 (c)                                  2,300        2,453

                                                                  4,620

Manufacturing --
  Miscellaneous (0.8%):
Tyco International Group,
  6.13%, 6/15/01                                     2,000        2,008

Oil & Gas Exploration,
  Production & Services (0.3%):
Noble Drilling,
  6.95%, 3/15/09                                       815          843

Paper Products (0.3%):
Abitibi Consolidated, Inc.,
  6.95%, 4/1/08                                        770          756

Retail (3.7%):
Dayton Hudson Co.,
  6.80%, 10/1/01                                     5,000        5,107

Dayton Hudson Co.,
  5.95%, 6/15/10                                     1,975        1,977

Federated Department Stores, Inc.,
  6.13%, 9/1/11                                      1,700        1,698

J.C. Penny & Co.,
  7.60%, 4/1/07                                        345          362

                                                                  9,144

Telecommunications (6.5%):
360 Communications Co.,
  7.50%, 3/1/06                                      2,345        2,500

Airtouch Communications,
  7.50%, 7/15/06                                     1,620        1,727

GTE Corp.,
  6.36%, 4/15/06                                     1,590        1,602

MCI WorldCom, Inc.,
  7.55%, 4/1/04                                    $ 1,725     $  1,822

Sprint Capital Corp.,
  6.13%, 11/15/08                                    1,750        1,687

Telecommunications, Inc.,
  8.25%, 1/15/03                                     6,300        6,772

                                                                 16,110

Tobacco & Tobacco Products (0.4%):
Philip Morris Cos., Inc.,
  7.00%, 7/15/05                                     1,070        1,094

Utilities -- Electric (3.1%):
Commonwealth Edison
  Rate Reduction, Class A6,
  5.63%, 6/25/09                                     3,200        3,098

D.R. Investments,
  7.10%, 5/15/02                                     2,750        2,781

Korea Electric Power,
  6.38%, 12/1/03                                     1,810        1,733

                                                                  7,612

Utilities -- Natural Gas (0.6%):
Williams Cos., Inc., 6.20%, 8/1/02                   1,465        1,441

Total Corporate Bonds (Cost $110,367)109,722

U.S. Government Agencies (9.3%)

Federal Farm Credit Bank (2.4%):
5.75%, 9/1/05                                        3,440        3,448
5.25%, 12/28/05 (c)                                  2,640        2,575

                                                                  6,023

Federal Home Loan Bank (1.3%):
5.79%, 4/27/09 (c)                                   3,230        3,177

Federal National Mortgage
  Assoc. (5.0%):
6.01%, 7/17/03 (c)                                   3,420        3,420
5.13%, 2/13/04 (c)                                   3,718        3,640
7.12%, 7/3/06 (c)                                    2,730        2,942
6.50%, 4/29/09 (c)                                   2,300        2,298

                                                                 12,300

Small Business Administration (0.6%):
6.15%, 4/1/19                                        1,450        1,448

Total U.S. Government Agencies (Cost $23,186)                    22,948

U.S. Government Mortgage Backed (9.9%)

Federal Home Loan Mortgage
  Corp. (4.7%):
6.00%, 2/1/11-2/1/29                               $ 1,118     $  1,169
6.50%, 1/15/22-4/1/29                                2,892        2,865
7.00%, 7/1/28-11/1/28                                1,683        1,708
7.50%, 4/1/14-3/1/29                                 2,796        2,885
8.00%, 10/1/28-1/1/29                                  309          321
8.50%, 7/1/21-1/1/29                                 2,474        2,615

                                                                 11,563

Federal National Mortgage
  Assoc. (4.3%):
6.00%, 11/1/13-5/1/29                                1,596        1,555
6.50%, 7/1/13-4/1/29                                 3,347        3,323
7.00%, 1/1/28-4/1/29                                 1,078        1,092
7.50%, 7/25/18-10/1/28                                 568          580
8.00%, 7/1/28                                           68           71
8.50%, 11/1/17-11/1/18                               2,806        2,942
10.00%, 6/17/27                                        888          959

                                                                 10,522

Government National Mortgage
  Assoc. (0.9%):
6.00%, 11/1/13                                         141          139
7.00%, 12/15/22-10/15/28                             1,905        1,933
8.50%, 9/15/28-10/15/28                                145          153

                                                                  2,225

Total U.S. Government Mortgage Backed
(Cost $24,423)                                                   24,310

U.S. Treasury Obligations (16.5%)

U.S. Treasury Notes (16.5%):
5.88%, 8/31/99 (c)                                   1,997        2,004
4.63%, 11/30/00 (c)                                 11,500       11,422
6.38%, 8/15/02 (c)                                   9,248        9,555
4.75%, 2/15/04 (c)                                   7,755        7,600
6.13%, 8/15/07 (c)                                   8,000        8,356
4.50%, 11/15/08 (c)                                  1,849        1,766

Total U.S. Treasury Obligations (Cost $40,930)                   40,703

Securities Purchased With Cash Collateral (22.8%)

Short Term Securities (10.6%):
General American Funding
  Agreement, 5.10%, 3/29/00                        $12,791     $ 12,791

AIM Short Term Prime
  Money Market Fund                                  5,619        5,619

AIM Liquid Assets
  Money Market Fund                                  7,845        7,845

                                                                 26,255

Repurchase Agreements (12.2%):
Merrill Lynch,
  4.97%, 5/3/99 (Collateralized by
  $10,500 Alabama Power Co., CP,
  5/27/99 market value -- $10,462)                  10,000       10,000

Goldman Sachs Group L.P.,
  5.08%, 5/3/99 (Collateralized by
  $11,673 MCI WorldCom, Inc.,
  6.95%, 8/15/28,
  Rite Aid Corp.,
  7.13%, 1/15/07,
  Meritor Automotive, Inc.,
  6.80%, 2/15/09
  International Paper Co.,
  6.88%, 4/15/29,
  market value -- $11,897)                          10,000       10,000

Morgan Stanley Dean Witter,
  5.04%, 5/3/99 (Collateralized by
  $10,005 Southwestern Electric,
  7.00%, 9/1/07, Province de Quebec,
  7.00%, 1/30/07, Morgan Stanley Group,
  8.88%, 10/15/01,
  market value -- $10,679)                         $10,000     $ 10,000

                                                                 30,000

Total Securities Purchased
With Cash Collateral (Cost $56,255)                              56,255

Total Investments (Cost $301,568) (a) -- 121.9%                 300,389

Liabilities in excess of other assets -- (21.9%)                (54,021)

TOTAL NET ASSETS -- 100.0%                                     $246,398

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):
    Unrealized appreciation                                    $    932
    Unrealized depreciation                                      (2,111)
    Net unrealized depreciation                                $ (1,179)

(b) 144a security which is restricted as to resale to institutional investors.

(c) All or a portion of this security was loaned as of April 30, 1999.

CMO -- Collateralized Mortgage Obligation

See notes to financial statements.

THE VICTORY PORTFOLIOS                             Schedules of Investments
Fund for Income                                              April 30, 1999

(Amounts in Thousands)                                           (Unaudited)

                                                   Principal   Market
Security Description                               Amount      Value

U.S. Government Mortgage Backed (80.5%)

Government National Mortgage
  Assoc. (80.5%):
6.50%, 3/15/13-11/15/28                            $23,786     $ 23,779
6.55%, 11/15/13                                        555          557
6.63%, 1/15/27                                       2,982        2,999
6.75%, 10/20/07                                      3,000        3,000
7.00%, 7/16/13-11/15/28                             40,555       41,162
7.50%, 9/15/10-3/15/28                              36,489       37,523
7.99%, 8/16/99                                         161          161
8.00%, 7/15/02-3/16/28                              18,747       19,543
8.25%, 11/15/26                                      1,490        1,565
8.50%, 6/20/16-2/20/29                               9,403        9,849
8.75%, 4/15/22                                       2,551        2,824
9.00%, 10/15/09-8/15/25                              6,406        6,787
9.50%, 10/15/02-6/15/21                              2,227        2,390
10.00%, 5/15/12-8/15/25                              1,679        1,833
10.25%, 6/15/19                                         12           13
10.50%, 2/15/16                                         13           15

Total U.S. Government Mortgage
Backed (Cost $154,204)                                          154,000

U.S. Treasury Obligations (18.5%)

U.S. Treasury Bills (0.9%):
4.15%, 5/6/99                                      $ 1,721     $  1,720

U.S. Treasury Bonds (12.0%):
7.63%, 2/15/07                                      11,000       11,606
8.75%, 11/15/08                                     10,000       11,286

                                                                 22,892

U.S. Treasury Notes (5.6%):
6.38%, 1/15/00                                       2,500        2,525
7.75%, 2/15/01                                       2,000        2,090
7.88%, 11/15/04                                      5,500        6,162

                                                                 10,777

Total U.S. Treasury Obligations (Cost $35,240)                   35,389

Total Investments (Cost $189,444) (a) -- 99.0%                  189,389

Other assets in excess of liabilities -- 1.0%                     1,884

TOTAL NET ASSETS -- 100.0%                                     $191,273

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):
    Unrealized appreciation                                    $  1,502
    Unrealized depreciation                                      (1,557)
    Net unrealized depreciation                                $    (55)

See notes to financial statements.

THE VICTORY PORTFOLIOS                             Schedules of Investments
Government Mortgage Fund                                     April 30, 1999

(Amounts in Thousands)                                          (Unaudited)

                                                   Principal   Market
Security Description                               Amount      Value

Discount Note (1.0%)

Federal National
  Mortgage Assoc. (1.0%):
4.82%, 5/3/99                                      $ 1,061     $  1,061

Total Discount Note (Cost $1,061)                                 1,061

U.S. Government Agencies (3.7%)

Federal Home Loan Bank (3.7%):
5.68%, 12/3/07                                       3,825        3,867

Total U.S. Government Agencies (Cost $3,822)                      3,867

U.S. Government Mortgage Backed (94.6%)

Federal Home Loan Mortgage
  Corp. (37.2%):
6.00%, 1/1/29-2/1/29                                 2,771        2,688
6.50%, 1/15/22-4/1/29                               11,897       11,803
7.00%, 9/1/25-11/1/28                               11,278       11,443
7.50%, 4/1/14-3/1/29                                10,512       10,830
8.00%, 10/1/28-1/1/29                                  348          363
8.50%, 5/1/17-1/1/29                                 1,173        1,239
9.50%, 8/1/19-12/1/22                                  340          361
12.00%, 10/1/10                                          4            5

                                                                 38,732

Federal National Mortgage
  Assoc. (41.9%):
5.50%, 11/1/13                                           1            1
6.00%, 7/1/13-5/1/29                                10,696       10,427
6.50%, 4/1/12-4/1/29                                20,405       20,293
7.00%, 3/1/23-4/1/29                                 5,993        6,081
7.50%, 6/1/27-10/1/28                                1,930        1,984
8.00%, 7/1/2/-9/1/28                                 1,812        1,882
8.50%, 11/1/17                                         805          845
9.25%, 3/25/18                                         382          398
9.50%, 1/1/19                                            7            7
10.00%, 5/1/13-6/17/27                               1,367        1,476
12.00%, 8/1/13                                           7            8
13.00%, 12/1/12                                         33           37

                                                                 43,439

Government National Mortgage
Assoc. (15.5%):
6.00%, 11/1/13                                     $   161     $    160
7.00%, 12/15/22-4/15/29                              9,205        9,343
8.00%, 3/15/08-2/15/29                               2,852        2,970
8.50%, 12/15/19-10/15/28                             1,332        1,406
9.00%, 3/15/21-5/15/21                                 957        1,016
9.50%, 1/15/19-6/15/21                               1,143        1,224

                                                                 16,119

Total U.S. Government Mortgage Backed
(Cost $98,793)                                                   98,290

Total Investments (Cost $103,676) (a) -- 99.3%                  103,218

Other assets in excess of liabilities -- 0.7%                       777

TOTAL NET ASSETS -- 100.0%                                     $103,995

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):
    Unrealized appreciation                                       $ 159
    Unrealized depreciation                                        (617)
    Net unrealized depreciation                                   $(458)

See notes to financial statements.

THE VICTORY PORTFOLIOS                             Schedules of Investments
Investment Quality Bond Fund                                 April 30, 1999

(Amounts in Thousands, Except Shares)                           (Unaudited)

                                                   Principal   Market
Security Description                               Amount      Value

Asset Backed Securities (8.4%)

American Express Credit Account
  Master Trust, 6.40%, 4/15/05,
  Series 1997-1, Class A                           $   740     $    745

CIT Recreational Vehicle Trust,
  5.92%, 3/15/07,
  Series 1998-A, Class A2                            1,520        1,525

Federal National Mortgage Assoc.,
  6.00%, 6/18/25,
  Series 1998-36,  Class N                           2,260        2,172

First Union Commercial Mortgage
  Trust, 6.07%, 10/15/08,
  Series 1999-C1, Class A2                             680          668

First USA Credit Card Master Trust,
  6.42%, 3/17/05,
  Series 1997-6, Class A                               910          926

MBNA Master Credit Card Trust,
  5.80%, 12/15/05,
  Series 1998-D, Class A                             1,400        1,404

Morgan Stanley Capital,
  6.21%, 11/15/31,
  Series 1999-WF1, Class A2                            675          669

Nationsbank Credit Card Master Trust,
  6.45%, 4/15/03,
  Series 1995-1, Class A                               950          968

Peco Energy,
  6.05%, 3/1/09,
  Series 1999-A, Class A6                              730          728

Premier Auto Trust,
  5.07%, 7/8/02,
  Series 1998-5, Class A3                              830          822

Residential Accredit Loans, Inc.,
  6.75%, 2/25/27, 1997-QS1
  Class A10                                            730          735

Residential Accredit Loans, Inc.,
  6.75%, 7/25/28,
  Series 1998-QS7, Class CB2                         2,030        2,034

Total Asset Backed Securities (Cost $13,449)                     13,396

Collateralized Mortgage Obligations (5.0%)

First USA Credit Card Master Trust,
  5.28%, 9/18/06,
  Series 1998-9, Class A                               670          662

First USA Credit Card Master Trust,
  5.09*%, 10/19/06,
  Series 1999-1, Class A                             1,474        1,474

GE Capital Mortgage Services, Inc.,
  6.75%, 8/25/28,
  Series 1998-13, Class A3                           1,635        1,631

Norwest Asset Securities Corp.,
  6.75%, 5/25/28,
  Series 1998-10, Class A3                         $ 2,540     $  2,533

Norwest Asset Securities Corp.,
  6.75%, 6/25/28,
  Series 1998-12, Class A9                           1,728        1,692

Total Collateralized Mortgage Obligations
(Cost $7,986)                                                     7,992

Commercial Paper (0.3%)

Associates Corp., N.A.,
  4.95%, 5/3/99                                        517          517

Total Commercial Paper (Cost $517)                                  517

Corporate Bonds (29.8%)

Automobiles (0.7%):
Ford Motor Co.,
  9.00%, 9/15/01                                     1,000        1,068

Banks (1.2%):
Abbey National PLC,
  6.70%, 6/29/49,
  Callable 6/15/08 @ 100                             1,205        1,177

First Union Corp.,
  6.88%, 9/15/05                                       685          706

                                                                  1,883

Beverages (0.5%):
J Seagram & Sons,
  6.25%, 12/15/01                                      285          285

J Seagram & Sons,
  7.50%, 12/15/18                                      560          568

                                                                    853

Building Materials (0.4%):
Oakwood Homes,
  7.88%, 3/1/04                                        675          675

Commercial Services (0.3%):
Comdisco Inc.,
  5.95%, 4/30/02,
  Call @Make Whole +15bp                               525          525

Data Processing &
  Reproduction (0.4%):
Cendant Corporation,
  7.75%, 12/01/03                                      655          674

Electronic & Electrical --
  General (1.0%):
Motorola, Inc.,
  5.80%, 10/15/08                                      400          390

Motorola, Inc.,
  6.50%, 11/15/28                                      385          366

Sony Corp.,
  6.13%, 3/4/03                                    $   500     $    502

Westinghouse,
  6.88%, 9/1/03                                        405          407

                                                                  1,665

Energy (1.6%):
KN Energy, Inc.,
  6.65%, 3/1/05                                        490          496

KN Energy, Inc.,
  6.45%, 3/1/03                                        240          242

Texaco Capital Corp.,
  5.50%, 1/15/09                                       340          322

Valero Energy,
  7.38%, 3/15/06                                       985          993

Williams Holding Development,
  6.13%, 12/1/03                                       450          442

                                                                  2,495

Entertainment (0.5%):
Viacom, Inc.,
  7.75%, 6/1/05                                        675          716

Environmental Control (0.4%):
Waste Management, Inc.,
  7.00%, 7/15/28                                       580          559

Financial Services (4.4%):
American General Finance,
  5.80%, 3/15/02                                       370          369

Capital One Bank Corp.,
  6.15%, 6/1/01                                        330          327

Citigroup, Inc.,
  5.80%, 3/15/04                                       840          833

Farmers Exchange Capital,
  7.05%, 7/15/28, (b)                                  525          488

General Motors Acceptance Corp.,
  6.63%, 10/15/05                                      780          787

Heller Financial,
  6.00%, 3/19/04                                       935          925

Household Finance Co.,
  6.00%, 5/1/04                                        650          646

Household Finance Co.,
  5.88%, 2/1/09                                        680          648

Lehman Brothers Holdings,
  6.00%, 2/26/01                                       330          329

Lehman Brothers Holdings,
  6.63%, 4/1/04                                        615          615

Lumbermans Mutual,
  8.30%, 12/1/37, (b)                                  265          268

Morgan Stanley Dean Witter,
  5.63%, 1/20/04                                       590          578

                                                                  6,813

Food Processing & Packaging (0.7%):
Nabisco, Inc.,
  6.00%, 2/15/01                                   $ 1,150     $  1,149

Governments (Foreign) (0.4%):
British Columbia,
  5.38%, 10/29/08                                      640          606

Industrial Goods & Services (2.0%):
Dayton Hudson Co.,
  5.88%, 11/1/08,                                      495          481

Monsanto Corp.,
  6.60%, 12/1/28                                       800          761

Owens Corning,
  7.50%, 5/1/05                                        560          569

Tyco International Group,
  7.00%, 6/15/28                                       410          406

USX Corp.,
  7.20%, 2/15/04                                       915          928

                                                                  3,145

Insurance (2.0%):
AON Capital Trust,
  8.21%, 1/1/27, (b)                                   490          533

Liberty Mutual,
  8.20%, 5/4/07 (b) (c)                                630          684

Metropolitan Life Insurance Co.,
  6.30%, 11/1/03 (b)                                 2,000        1,978

                                                                  3,195

Oil & Gas Exploration,
  Production & Services (2.1%):
Baker Hughes, Inc. (b),
  6.00%, 2/15/09                                       435          418

Baker Hughes, Inc. (b),
  6.88%, 1/15/29                                       615          602

Noble Drilling, Inc.,
  7.50%, 3/15/19                                       595          610

Phillips Petroleum Co.,
  6.65%, 3/1/03                                      1,200        1,227

Phillips Petroleum Co.,
  6.38%, 3/30/09                                       490          489

                                                                  3,346

Oil & Gas Transmission (0.3%):
Occidental Petroleum,
  8.45%, 2/15/29                                       490          527

Oil-Integrated Companies (0.5%):
Unocal Corp.,
  7.00%, 5/1/28                                        755          730

Paper Products (0.8%):
Abitibi Consolidated, Inc.,
  6.95%, 4/1/08                                        500          490

Fort James Corp.,
  6.63%, 9/15/04                                       475          480

International Paper Co.,
  7.63%, 1/15/07                                   $   335     $    355

                                                                  1,325

Publishing (1.9%):
Knight-Ridder,
  6.88%, 3/15/29                                       640          626

Time Warner, Inc.,
  7.75%, 6/15/05                                     2,200        2,352

                                                                  2,978

Railroads (0.3%):
Union Pacific Co.,
  6.63%, 2/1/29                                        580          547

Real Estate (2.4%):
Cabot Industrial,
  7.13%, 5/1/04                                        475          471

Camden Property Trust,
  7.00%, 4/15/04                                       475          477

EOP Operating LP,
  6.75%, 2/15/08                                     1,700        1,668

Simon Debartolo,
  6.75%, 6/15/05                                       655          639

Spieker Properties,
  6.90%, 1/15/04                                       575          569

                                                                  3,824

Retail (1.1%):
J.C. Penny & Co.,
  7.60%, 4/1/07                                        675          709

J.C. Penny & Co.,
  7.63%, 3/1/97                                        480          455

Saks, Inc.,
  8.25%, 11/15/08                                      525          567

                                                                  1,731

Telecommunications (1.7%):
360 Communications Co.,
  7.50%, 3/1/06                                        565          602

AT&T Capital Corp.,
  6.88%, 1/16/01, MTN                                  475          483

GTE Corp.,
  6.94%, 4/15/28                                       360          361

Telecommunications, Inc.,
  9.80%, 2/1/12                                        990        1,277

                                                                  2,723

Tobacco & Tobacco Products (0.6%):
Philip Morris Cos., Inc.,
  7.00%, 7/15/05                                       895          915

Utilities -- Electric (1.0%):
Commonwealth Edison,
  5.44%, 3/25/07                                   $   515     $    502

Korea Electric Power,
  6.38%, 12/1/03                                     1,175        1,125

                                                                  1,627

Utilities -- Gas (0.6%):
Williams Co.,
  6.20%, 8/1/02                                      1,030        1,013

Total Corporate Bonds (Cost $47,834)                             47,307

Securities Purchased When Issued (0.7%)

Federal Home Loan Mortgage
  Corp. (0.7%):
7.50%, 15 Year TBA                                   1,108        1,153

Total Securities Purchased When Issued
(Cost $1,154)                                                     1,153

U.S. Government Agencies (5.7%)

Federal National Mortgage
  Assoc. (5.2%):
5.13%, 2/13/04 (c)                                     125          122
7.12%, 7/3/06 MTN                                    1,650        1,778
6.50%, 4/29/09 (c)                                   1,900        1,898
6.16%, 8/7/28 (c)                                    3,770        3,661
5.96%, 9/11/28 MTN (c)                                 711          669

                                                                  8,128

U.S. Government Loan Trust (0.5%):
U.S. Government Loan Trust --
  Isreal, 8.50%, 4/1/06 Series 1-B                     788          863

Total U.S. Government Agencies (Cost $9,127)                      8,991

U.S. Government Mortgage Backed (36.8%)

Federal Home Loan Mortgage
  Corp. (13.3%):
6.00%, 1/1/29-2/1/29                                 1,698        1,648
6.50%, 1/15/22-4/1/29                                8,455        8,377
7.00%, 3/1/28-11/1/28                                5,457        5,536
7.50%, 9/1/17-3/1/29                                 3,443        3,537
8.00%, 10/1/28-1/1/29                                  770          802
8.50%, 7/1/21-1/1/29                                 1,134        1,194

                                                                 21,094

Federal National Mortgage
  Assoc. (18.1%):
5.50%, 11/1/13                                     $     1     $      1
6.00%, 4/1/14-4/1/29                                 5,058        4,939
6.50%, 2/1/11-4/1/29                                12,859       12,774
7.00%, 9/25/23-3/1/29                                5,346        5,431
7.50%, 6/1/27-10/1/28                                2,473        2,541
8.00%, 7/1/28                                          222          231
8.50%, 11/1/17                                       1,137        1,193
10.00%, 6/17/27                                      1,524        1,645

                                                                 28,755

Government National Mortgage
  Assoc. (5.4%):
7.00%, 12/15/22-4/15/29                              6,476        6,574
8.50%, 7/15/10-2/15/29                                 829          876
9.00%, 2/15/17-12/15/19                              1,072        1,137

                                                                  8,587

Total U.S. Government Mortgage Backed
(Cost $58,792)                                                   58,436

U.S. Treasury Obligations (11.8%)

U.S. Treasury Notes (11.8%):
5.88%, 8/31/99 (c)                                   3,247        3,259
4.63%, 11/30/00 (c)                                  3,497        3,474
6.38%, 8/15/02 (c)                                   3,222        3,329
4.75%, 2/15/04-11/15/08                              1,342        1,309
0.00%, 8/15/20 (c)                                   1,600          445
6.13%, 11/15/27                                        334          346
5.25%, 11/15/28 (c)                                  7,201        6,658

Total U.S. Treasury Obligations (Cost $19,009)                 $ 18,820

Securities Purchased With Cash Collateral (13.4%)

Short Term Securities (6.5%):
General American
  Funding Agreement,
  5.10%, 3/29/00                                   $ 5,052     $  5,052

AIM Short Term Prime
 Money Market Fund                                   2,220        2,220

AIM Liquid Assets
 Money Market Fund                                   3,099        3,099

                                                                 10,371

Repurchase Agreements (6.9%):
Merrill Lynch,
  4.97%, 5/3/99
  (See Significant Accounting
  Policies, Securities Lending
  in the Notes to
  Financial Statements
  for collateral description)                        5,000        5,000

Morgan Stanley Dean Witter,
  5.04%, 5/3/99 (Collateralized
  by $6,600, Texas
  Utility 7.17%, 8/1/07,
  SB Treasury Co., 9.40%, 6/30/08,
  GMAC, 5.50%, 12/15/01,
  Conoco, 5.90%, 4/15/04,
  market value $6,918)                               6,000        6,000

                                                                 11,000

Total Securities Purchased
With Cash Collateral (Cost $21,371)                              21,371

Total Investments (Cost $179,239) (a) -- 111.9%                 177,983

Liabilities in excess of other assets -- (11.9%)                (18,918)

TOTAL NET ASSETS -- 100.0%                                     $159,065

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):
    Unrealized appreciation                                     $   384
    Unrealized depreciation                                      (1,640)
    Net unrealized depreciation                                 $(1,256)

(b) 144a security which is restricted as to resale to institutional investors.

(c) All or a portion of this security was loaned as of April 30, 1999.

CMO -- Collateralized Mortgage Obligation

MTN -- Medium Term Note

See notes to financial statements.

                                                                                     Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                                                                     April 30, 1999

(Amounts in Thousands, Except Per Share Amounts)                                                              (Unaudited)

                                                      Limited
                                                      Term          Intermediate                Government     Investment
                                                      Income        Income        Fund For      Mortgage       Quality
                                                      Fund          Fund          Income        Fund           Bond Fund
ASSETS:
Investments, at value (Cost $81,483;
  $271,568; $189,444; $103,676 & $168,239)            $81,333       $270,389      $189,389      $103,218       $166,983
Repurchase agreements at amortized cost                 8,000         30,000            --            --         11,000

      Total                                            89,333        300,389       189,389       103,218        177,983

Cash                                                       --             --           157            --            505
Interest receivable                                       812          3,537         1,803           664          1,746
Receivable for capital shares issued                       --             11            53            --             27
Receivable from brokers for investments sold            5,426          6,366             4         2,107          3,612
Prepaid expenses and other assets                          14             22           108            18             15

      Total Assets                                     95,585        310,325       191,514       106,007        183,888

LIABILITIES:
Payable to brokers for investments purchased            5,745          7,080            --         1,943          3,051
Payable for capital shares redeemed                         1            416            41             4            270
Payable for return of collateral received              10,872         56,255            --            --         21,371
Accrued expenses and other payables:
    Investment advisory fees                               23            100            51            34             66
    Administration fees                                     1              4            30             2              3
    Custodian fees                                          2              7            14             2              2
    Accounting fees                                        --              1            10            --             --
    Transfer agent fees                                     1              4            10             3             15
    Shareholder service fees                               14             48            --            21             29
    Other                                                   4             12            40             3             16

      Total Liabilities                                16,663         63,927           241         2,012         24,823

NET ASSETS:
Capital                                                82,272        248,607       197,057       105,249        172,134
Undistributed net investment income                        32            154            36            52             89
Net unrealized appreciation/depreciation
  from investments                                       (150)        (1,179)          (55)         (458)        (1,256)
Accumulated undistributed net realized gains
  (losses) from investment transactions                (3,232)        (1,184)       (5,765)         (848)       (11,902)

      Net Assets                                      $78,922       $246,398      $191,273      $103,995       $159,065

Net Assets
    Class A                                           $78,922       $246,398      $ 30,480      $103,995       $159,065
    Class G                                                                        160,793

      Total                                           $78,922       $246,398      $191,273      $103,995       $159,065

Outstanding units of beneficial interest (shares)
    Class A                                             7,993         25,602         2,321         9,507         16,286
    Class G                                                                         12,250

      Total                                             7,993         25,602        14,571         9,507         16,286

Net asset value
    Redemption price per share -- Class A             $  9.87       $   9.62      $  13.13      $  10.94       $   9.77
    Offering and redemption price per share
    -- Class G                                                                    $  13.13

Maximum sales charge                                     2.00%          5.75%         2.00%         5.75%          5.75%

Maximum offering price per share
  (100%/(100%-maximum sales charge) of
  net asset value adjusted to nearest cent)
  -- Class A                                          $ 10.07       $  10.21      $  13.40      $  11.61       $  10.37


See notes to financial statements.


                                                                                               Statements of Operations
THE VICTORY PORTFOLIOS                                                          For the Six Months Ended April 30, 1999

(Amounts in Thousands)                                                                                       (Unaudited)

                                                          Limited
                                                          Term      Intermediate   Fund        Government   Investment
                                                          Income    Income         For         Mortgage     Quality
                                                          Fund      Fund           Income<F1>  Fund         Bond Fund

Investment Income:
Interest income                                           $ 2,387   $ 7,637        $3,866      $ 3,399      $ 5,105
Securities lending income                                       3        14            --           --           14

      Total Income                                          2,390     7,651         3,866        3,399        5,119

Expenses:
Investment advisory fees                                      189       941           280          261          608
Administration fees                                            60       188            26           78          122
Shareholder service fees                                       99       313            --          128          202
Shareholder service fees -- Class A                            --        --             7           --           --
12b-1 fees -- Class G                                          --        --           133           --           --
Accounting fees                                                32        49            19           36           46
Custodian fees                                                 25        46            13           32           45
Legal and audit fees                                            4        13             9            5            9
Trustees' fees and expenses                                     1         3             5            1            2
Transfer agent fees                                             5        10            18            6           32
Registration and filing fees                                    6        10             7            7           10
Printing fees                                                  --        --             3           --            5
Other                                                           5        15            12            7           10

      Total Expenses                                          426     1,588           532          561        1,091

Expenses voluntarily reduced                                  (53)     (344)          (38)         (60)        (203)

      Expenses before reimbursement from distributor          373     1,244           494          501          888
      Expenses reimbursed by the distributor                   --        --            (2)          --           --

      Net Expenses                                            373     1,244           492          501          888

Net Investment Income                                       2,017     6,407         3,374        2,898        4,231

Realized/Unrealized Gains (losses) from Investments:
Net realized gains (losses) from investment transactions     (440)   (1,124)            4          (41)      (1,916)
Change in unrealized
  appreciation/depreciation from investments               (1,025)   (4,656)       (2,542)      (1,225)      (1,970)

Net realized/unrealized gains (losses) from investments    (1,465)   (5,780)       (2,538)      (1,266)      (3,886)

Change in net assets resulting from operations            $   552   $   627       $   836      $ 1,632      $   345


<F1> For the period January 1, 1999 through April 30, 1999.



See notes to financial statements.


THE VICTORY PORTFOLIOS                                                                Statements of Changes in Net Assets

(Amounts in Thousands)                                                                                        (Unaudited)

                                           Limited Term               Intermediate                  Fund For
                                           Income Fund                Income Fund                   Income

                                       Six                         Six                        Four
                                       Months        Year          Months      Year           Months         Year
                                       Ended         Ended         Ended       Ended          Ended          Ended
                                       April 30,     October 31,   April 30,   October 31,    April 30,      December 31,
                                       1999          1998          1999        1998           1999<F1>       1998

From Investment Activities:
Operations:
    Net investment income              $ 2,017       $  4,298      $  6,407    $ 13,440       $  3,374       $  9,225
    Net realized gains
     (losses) from
     investment transactions              (440)           308        (1,124)      5,545              4            226
    Net change in unrealized
     appreciation/depreciation
     from investments                   (1,025)           538        (4,656)        690         (2,542)         1,816

Change in net assets resulting
 from operations                           552          5,144           627      19,675            836         11,267

Distributions to Shareholders:
    From net investment income          (2,022)        (4,292)       (6,342)    (13,508)            --             --
    From net investment
     income by class:
        Class A                             --             --            --          --           (154)            --
        Class G                             --             --            --          --         (3,228)        (9,113)
    From net realized gains from
     investment transactions                --             --          (298)         --             --             --

Change in net assets from
 distributions to shareholders          (2,022)        (4,292)       (6,640)    (13,508)        (3,382)        (9,113)

Capital Transactions:
    Proceeds from shares issued          8,229         17,938        30,824      52,810         21,348         52,319
    Proceeds from shares issued
     in connection with acquisition         --             --            --          --         32,095             --
    Dividends reinvested                 1,458          3,093         4,834       9,834          2,954          7,552
    Cost of shares redeemed            (10,638)       (22,453)      (39,514)    (61,385)       (22,290)       (57,385)

Change in net assets from
 capital transactions                     (951)        (1,422)       (3,856)      1,259         34,107          2,486

Change in net assets                    (2,421)          (570)       (9,869)      7,426         31,561          4,640

Net Assets
    Beginning of period                 81,343         81,913       256,267     248,841        159,712        155,072

    End of period                     $ 78,922       $ 81,343      $246,398    $256,267       $191,273       $159,712

Share Transactions:
    Issued                                 825          1,797         3,170       5,434          1,616          3,958
    Issued in connection
     with acquisition                       --             --            --          --          2,426             --
    Reinvested                             147            311           499       1,017            224            572
    Redeemed                            (1,068)        (2,256)       (4,071)     (6,337)        (1,689)        (4,338)

Change in shares                           (96)          (148)         (402)        114          2,577            192


<F1> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Changes in net assets prior to March 26, 1999 represent the Gradison Government Income Fund.



See notes to financial statements.


The Victory Portfolios                                                         Statements of Changes in Net Assets

(Amounts in Thousands)                                                                                 (Unaudited)

                                                                     Government              Investment Quality
                                                                   Mortgage Fund                 Bond Fund

                                                              Six                         Six
                                                              Months       Year           Months         Year
                                                              Ended        Ended          Ended          Ended
                                                              April 30,    October 31,    April 30,      October 31,
                                                              1999         1998           1999           1998

From Investment Activities:
Operations:
    Net investment income                                     $  2,898     $  5,895       $  4,231       $  9,634
    Net realized gains (losses) from investment transactions       (41)       1,276         (1,916)         5,801
    Net change in unrealized
     appreciation/depreciation from investments                 (1,225)          50         (1,970)        (1,619)

Change in net assets resulting from operations                   1,632        7,221            345         13,816

Distributions to Shareholders:
    From net investment income                                  (2,876)      (5,870)        (4,186)        (9,672)

Change in net assets from distributions to shareholders         (2,876)      (5,870)        (4,186)        (9,672)

Capital Transactions:
    Proceeds from shares issued                                 13,984       24,330         29,023         56,066
    Dividends reinvested                                         1,527        2,880          2,897          5,975
    Cost of shares redeemed                                    (15,357)     (27,237)       (38,946)       (77,260)

Change in net assets from capital transactions                     154          (27)        (7,026)       (15,219)

Change in net assets                                            (1,090)       1,324        (10,867)       (11,075)

Net Assets:
    Beginning of period                                        105,085      103,761        169,932        181,007

    End of period                                             $103,995     $105,085       $159,065       $169,932

Share Transactions:
    Issued                                                       1,268        2,201          2,931          5,665
    Reinvested                                                     139          261            293            604
    Redeemed                                                    (1,393)      (2,466)        (3,927)        (7,790)

Change in shares                                                    14           (4)          (703)        (1,521)


See notes to financial statements.


THE VICTORY PORTFOLIOS                                                                     Financial Highlights

                                                                          Limited Term Income Fund

                                                 Six
                                                 Months
                                                 Ended
                                                 April 30,                     Year Ended October 31,
                                                 1999          1998         1997         1996        1995<F2>    1994
                                                 (Unaudited)

Net Asset Value, Beginning of Period             $ 10.06       $  9.94      $ 10.01      $ 10.15     $   9.88    $ 10.53

Investment Activities
    Net investment income                           0.25          0.54         0.61         0.63         0.57       0.54
    Net realized and unrealized
     gains (losses) from investments               (0.19)         0.12        (0.07)       (0.14)        0.27      (0.61)

      Total from Investment Activities              0.06          0.66         0.54         0.49         0.84      (0.07)

Distributions
    Net investment income                          (0.25)        (0.54)       (0.61)       (0.62)       (0.57)     (0.54)
    In excess of net investment income                --            --           --        (0.01)          --         --
    Net realized gains                                --            --           --           --           --      (0.04)

      Total Distributions                          (0.25)        (0.54)       (0.61)       (0.63)       (0.57)     (0.58)

Net Asset Value, End of Period                   $  9.87       $ 10.06      $  9.94      $ 10.01     $  10.15    $  9.88

Total Return (excludes sales charges)               0.61%<F3>     6.86%        5.57%        4.94%        8.77%     (0.66)%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                  $78,922       $81,343      $81,913      $90,019     $172,002    $79,150
Ratio of expenses to
 average net assets                                 0.94%<F4>     0.87%        0.85%        0.86%        0.78%      0.79%
Ratio of net investment income
 to average net assets                              5.06%<F4>     5.44%        6.06%        5.90%        5.77%      5.29%
Ratio of expenses to
 average net assets<F1>                             1.07%<F4>     1.02%        0.87%        0.89%        0.79%      0.97%
Ratio of net investment income
 to average net assets<F1>                          4.93%<F4>     5.29%        6.04%        5.87%        5.76%      5.10%
Portfolio turnover                                   126%          177%         139%         221%          97%        41%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Short-Term Government Income
     Portfolio merged into the Limited Term Income Fund. Financial highlights
     For the periods prior to June 5, 1995 represent the Limited Term Income Fund.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.


THE VICTORY PORTFOLIOS                                                                                      Financial Highlights

                                                                           Intermediate Income Fund
                                                 Six
                                                 Months        Year         Year         Year        Year        December 30,
                                                 Ended         Ended        Ended        Ended       Ended        1993
                                                 April 30,     October 31,  October 31,  October 31, October 31, to October 31,
                                                 1999          1998         1997         1996        1995         1994<F2>
                                                 (Unaudited)

Net Asset Value, Beginning of Period             $   9.85      $   9.61     $   9.56     $   9.69    $   9.25    $  10.00

Investment Activities
    Net investment income                            0.24          0.53         0.56         0.56        0.60        0.52
    Net realized and unrealized gains
     (losses) from investments                      (0.22)         0.24         0.05        (0.13)       0.44       (0.76)

        Total from Investment Activities             0.02          0.77         0.61         0.43        1.04       (0.24)

Distributions
    Net investment income                           (0.24)        (0.53)       (0.56)       (0.56)      (0.60)      (0.51)
    Net realized gains                              (0.01)           --           --           --          --          --

        Total Distributions                         (0.25)        (0.53)       (0.56)       (0.56)      (0.60)      (0.51)

Net Asset Value, End of Period                   $   9.62      $   9.85     $   9.61     $   9.56    $   9.69    $   9.25

Total Return (excludes sales charges)                0.27%<F3>     8.30%        6.62%        4.56%      11.65%      (2.48)%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                  $246,398      $256,267     $248,841     $272,087    $163,281    $112,923
Ratio of expenses to
 average net assets                                  0.99%<F4>     0.96%        0.96%        0.94%       0.82%       0.79%<F4>
Ratio of net investment income
 to average net assets                               5.11%<F4>     5.48%        5.87%        5.81%       6.32%       6.23%<F4>
Ratio of expenses to
 average net assets<F1>                              1.27%<F4>     1.24%        1.09%        1.11%       1.06%       1.25%<F4>
Ratio of net investment income
 to average net assets<F1>                           4.83%<F4>     5.20%        5.74%        5.64%       6.08%       5.77%<F4>
Portfolio turnover                                    152%          318%         195%         164%         98%         55%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.


THE VICTORY PORTFOLIOS                                                                                        Financial Highlights

                                                                Fund for Income

                            Class A
                            Shares                                          Class G Shares

                            March 26,     January 1,         Year          Year          Year          Year          Year
                            1999 to       1999 to            Ended         Ended         Ended         Ended         Ended
                            April 30,     April 30,          December 31,  December 31,  December 31,  December 31,  December 31,
                            1999<F4><F7>  1999<F4>           1998          1997          1996          1995          1994
                            (Unaudited)   (Unaudited)

Net Asset Value,
 Beginning of Period        $ 13.14       $  13.32           $  13.14      $  12.88      $  13.21      $  12.02      $  13.37

Investment Activities
    Net investment income      0.08           0.27               0.77          0.78          0.78          0.79          0.76
    Net realized and
     unrealized gains
     (losses) on
     investments              (0.02)         (0.19)              0.17          0.26         (0.34)         1.23         (1.25)

        Total from
         Investment
         Activities            0.06           0.08               0.94          1.04          0.44          2.02         (0.49)

Distributions
    Net investment income     (0.07)         (0.27)             (0.76)        (0.78)        (0.77)        (0.79)        (0.78)
    In excess of net
     investment income           --             --                 --            --            --            --         (0.01)
    Net realized gains           --             --                 --            --            --            --         (0.05)
    Tax return of capital        --             --                 --            --            --         (0.04)        (0.02)

        Total Distributions   (0.07)         (0.27)             (0.76)        (0.78)        (0.77)        (0.83)        (0.86)

Net Asset Value,
 End of Period              $ 13.13       $  13.13           $  13.32      $  13.14      $  12.88      $  13.21      $  12.02

Total Return (excludes
 sales charges)                0.43%<F2>      0.60%<F2>          7.37%         8.36%         3.51%        17.20%        (3.69)%

Ratios/Supplemental Data:
Net Assets, End of
 Period (000)               $30,480       $160,793           $159,712      $155,072      $162,874      $185,434      $184,029
Ratio of expenses to
 average net assets<F5>        0.89%<F3>      0.89%<F3>          0.89%         0.90%         0.90%         0.92%         0.90%
Ratio of net investment
 income to average
 net assets<F5>                6.14%<F3>      6.32%<F3>          5.79%         6.04%         6.06%         6.19%         6.03%
Ratio of expenses to
 average net assets<F1>        1.12%<F3>      0.94%<F3>          0.90%          <F6>          <F6>          <F6>          <F6>
Ratio of net investment
 income to average
 net assets<F1>                5.91%<F3>      6.27%<F3>          5.78%          <F6>          <F6>          <F6>          <F6>
Portfolio turnover<F8>           17%            17%                36%           12%           13%           16%           21%



<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income. Financial highlights prior to March 26, 1999 represent the Gradison Government Income Fund.

<F5> Effective March 26, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.89% until at least April 1, 2001. The Adviser has also agreed to waive its management fee for Class A shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.

<F6> There were no voluntary fee reductions during the period.

<F7> Period from commencement of operations.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


THE VICTORY PORTFOLIOS                                                                     Financial Highlights

                                                                Government Mortgage Fund

                                            Six
                                            Months
                                            Ended
                                            April 30,                   Year Ended October 31,
                                            1999          1998        1997       1996       1995       1994
                                            (Unaudited)

Net Asset Value, Beginning of Period        $  11.07      $  10.93    $  10.76   $  10.86   $  10.33   $  11.36

Investment Activities
    Net investment income                       0.30          0.63        0.69       0.70       0.72       0.68
    Net realized and unrealized
     gains (losses) from investments           (0.13)         0.14        0.16      (0.12)      0.62      (1.02)

        Total from Investment Activities        0.17          0.77        0.85       0.58       1.34      (0.34)

Distributions
    Net investment income                      (0.30)        (0.63)      (0.68)     (0.67)     (0.71)     (0.67)
    Net realized gains                            --            --          --         --         --      (0.02)
    In excess of net realized gains               --            --          --         --      (0.08)        --
    Tax return of capital                         --            --         <F3>     (0.01)     (0.02)        --

        Total Distributions                    (0.30)        (0.63)      (0.68)     (0.68)     (0.81)     (0.69)

Net Asset Value, End of Period              $  10.94      $  11.07    $  10.93   $  10.76   $  10.86   $  10.33

Total Return (excludes sales charges)           1.57%<F4>     7.23%       8.22%      5.54%     13.55%     (3.01)%

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $103,995      $105,085    $103,761   $125,992   $136,103   $148,168
Ratio of expenses to
 average net assets                             0.96%<F5>     0.88%       0.85%      0.89%      0.77%      0.76%
Ratio of net investment income
 to average net assets                          5.56%<F5>     5.72%       6.32%      6.46%      6.81%      6.38%
Ratio of expenses to
 average net assets<F1>                         1.08%<F5>     1.01%        <F2>      0.90%      0.79%      0.96%
Ratio of net investment income
 to average net assets<F1>                      5.44%<F5>     5.59%        <F2>      6.45%      6.80%      6.18%
Portfolio turnover                               156%          296%        115%       127%        59%       132%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.

<F3> Amount rounds to less than $0.01.

<F4> Not annualized.

<F5> Annualized.



See notes to financial statements.


THE VICTORY PORTFOLIOS                                                                                   Financial Highlights

                                                                       Investment Quality Bond Fund

                                                Six
                                                Months        Year        Year        Year         Year      December 30,
                                                Ended         Ended       Ended       Ended        Ended          1993
                                                April 30,     October 31, October 31, October 31,  October 31,  to October 31,
                                                1999          1998        1997<F6>    1996         1995<F5>      1994(a)
                                                (Unaudited)

Net Asset Value, Beginning of Period            $  10.00      $   9.78    $   9.63    $   9.76     $   9.10     $ 10.00

Investment Activities
    Net investment income                           0.26          0.55        0.57        0.57         0.62        0.53
    Net realized and unrealized gains
     (losses) from investments                     (0.23)         0.22        0.14       (0.13)        0.67       (0.92)

        Total from Investment Activities            0.03          0.77        0.71        0.44         1.29       (0.39)

Distributions
    Net investment income                          (0.26)        (0.55)      (0.56)      (0.56)       (0.62)      (0.51)
    In excess of net investment income                --            --          --          --        (0.01)         --
    Tax return of capital                             --            --          --       (0.01)          --          --

        Total Distributions                        (0.26)        (0.55)      (0.56)      (0.57)       (0.63)      (0.51)

Net Asset Value, End of Period                  $   9.77      $  10.00    $   9.78    $   9.63     $   9.76     $  9.10

Total Return (excludes sales charges)               0.25%<F3>     8.06%       7.67%       4.65%       14.63%      (3.92)%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                 $159,065      $169,932    $181,007    $150,807     $125,248     $94,685
Ratio of expenses to
 average net assets                                 1.10%<F4>     1.06%       1.04%       1.01%        0.88%       0.79%<F4>
Ratio of net investment income
 to average net assets                              5.22%<F4>     5.49%       5.90%       5.99%        6.59%       6.33%<F4>
Ratio of expenses to
 average net assets<F1>                             1.35%(<F4>    1.31%       1.17%       1.14%        1.10%       1.25%<F4>
Ratio of net investment income
 to average net assets<F1>                          4.97%<F4>     5.24%       5.77%       5.86%        6.37%       5.87%<F4>
Portfolio turnover                                   226%          492%        249%        182%         160%         90%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Corporate Bond Portfolio merged into the Investment Quality Bond Fund. Financial highlights for the periods prior to June 5, 1995 represent the Investment Quality Bond Fund.

<F6> Effective June 13, 1997, the Victory Government Bond Fund merged into the Investment Quality Bond Fund. Financial highlights for the periods prior to June 13, 1997 represent the Investment Quality Bond Fund.



See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
National Municipal Bond Fund                                   April 30, 1999

(Amounts in Thousands, Except Shares)                             (Unaudited)

                                           Shares or
                                           Principal             Market
Security Description                       Amount                Value

Municipal Bonds (97.8%)

Alabama (1.8%):

Scottsboro, Series B,
  5.30%, 7/1/06, FSA                       $  100                $   107

Scottsboro, Series B,
  5.38%, 7/1/07,
  Callable 7/1/06 @ 102, FSA                  400                    430

State Board of Education,
  Bevill State Community College,
  4.88%, 9/1/08,
  Callable 9/1/07 @ 102, AMBAC                100                    103

State Board of Education,
  Bevill State Community College,
  5.13%, 9/1/11,
  Callable 9/1/07 @ 102, AMBAC                250                    257

                                                                     897

Arizona (3.2%):

Maricopa County School
  District No. 79, GO,
  Litchfield Elementary,
  Projects of 1995--Series A,
  5.00%, 7/1/03, FGIC                         125                    130

Maricopa County Unified
  School District, No. 95,
  Queens Creek, GO, Series A,
  5.20%, 7/1/05, AMBAC                        125                    133

Pima County Industrial
  Development Authority,
  5.00%, 4/1/04, MBIA                       1,000                  1,045

Pinal County School
  District, Series A, GO,
  5.40%, 7/1/07, FGIC                         270                    291

                                                                   1,599

Arkansas (2.2%):

Texarkana Public Facilities
  Board, Waterworks
  Facilities Revenue,
  4.90%, 9/1/05, FGIC                         570                    596

Texarkana Public Facilities
  Board, Waterworks
  Facilities Revenue,
  5.13%, 9/1/09,
  Callable 9/1/07 @ 100, FGIC                 460                    482

                                                                   1,078

California (1.3%):

Arcata City Hall & Water
  Improvements, Certificates
  of Participation,
  5.30%, 1/1/21,
  Callable 1/1/08 @ 102, MBIA                 350                    356

Golden West Schools
  Financing Authority,
  0.00%, 2/1/26, MBIA                      $1,105                $   272

                                                                     628

Colorado (4.2%):

State Board of Agriculture,
  5.00%, 3/1/11,
  Callable 3/1/07 @ 101, AMBAC                500                    512

Thornton Sales & Use Tax Revenue,
  4.55%, 9/1/07, AMBAC                        250                    255

Thornton Sales & Use Tax Revenue,
  4.60%, 9/1/08, AMBAC                        250                    255

University of Northern Colorado,
  Auxiliary Facilities System,
  5.60%, 6/1/24,
  Callable 6/1/07 @ 100, MBIA               1,000                  1,047

                                                                   2,069

Connecticut (0.4%):

State, Special Tax Obligation
  Revenue Bond, Series B,
  6.00%, 9/1/06                               200                    223

District of Columbia (3.1%):

Georgetown University Revenue,
  7.15%, 4/1/21,
  Callable 4/1/99 @ 102                     1,500                  1,535

Florida (12.3%):

Indian Trace Community
  Development District,
  Water Management Special
  Benefit Assessment,
  5.00%, 5/1/09,
  Callable 5/1/07 @ 101, MBIA                 725                    760

Indian Trace Community
  Development District,
  Water Management Special
  Benefit Assessment,
  5.00%, 5/1/11,
  Callable 5/1/07 @ 101, MBIA               1,000                  1,030

Lee County Water & Sewer,
  Series A, 4.75%, 10/1/16, AMBAC             750                    734

Orlando Utilities Commission,
  Water & Electric Revenue,
  5.80%, 10/1/06                              150                    166

Port Orange Water & Sewer
  Revenue,
  4.50%, 10/1/07, AMBAC                     1,175                  1,196

Port Orange Water & Sewer
  Revenue,
  4.50%, 10/1/08, AMBAC                     1,235                  1,255

State Department of
  Transportation,
  Series A, 4.00%, 7/1/09                   1,000                    971

                                                                   6,112

Georgia (0.5%):

South Fulton Municipal
  Regional Jail,
  5.20%, 12/1/05, MBIA                     $  250                $   266

Hawaii (3.1%):
  Honolulu City and County, GO,
  6.00%, 11/1/05, MBIA                          5                      6

Honolulu City and County, GO,
  Series A, 6.00%, 11/1/05, MBIA            1,380                  1,535

                                                                   1,541

Illinois (14.4%):

Chicago Public Building
  Commission,
  6.05%, 1/1/06,
  Callable 1/1/05 @ 100, AMBAC                250                    272

Cicero, Series A, GO,
  5.35%, 12/1/06, AMBAC                       530                    566

Health Authority, Revolving Fund,
  4.00%*, 5/5/99,
  LOC First National Bank
  of Chicago                                  500                    500

Northlake, Tax Increment, GO,
  5.00%, 12/1/04, MBIA                        500                    527

State Development
  Financial Authority,
  4.00*%, 6/1/26                            1,500                  1,500

State Educational
  Facilities Authority,
  Shedd Aquarium Society,
  4.85%, 7/1/05, AMBAC                        250                    259

State Health Facilities Authority,
  5.55%, 10/1/06, FGIC                      1,000                  1,077

State Health Facilities Authority,
  5.60%, 10/1/07, FGIC                      2,310                  2,497

                                                                   7,198

Indiana (0.6%):

Westfield Elementary
  School Building Corp.,
  5.00%, 7/15/01, AMBAC                       280                    288

Iowa (1.6%):

Harlon Community
  School District,
  3.40%, 6/1/00, FSA                          250                    250

State Finance Authority,
  Hospital Facility Revenue,
  Trinity Regional
  Hospital Project,
  5.00%, 7/1/02, FSA                          550                    569

                                                                     819

Kansas (1.5%):

Haysville,
  Water & Wastewater Utility,
  4.60%, 10/1/00, FSA                      $  130                $   132

Wellington Electric
  Waterworks & Sewage
  Utilities System,
  5.20%, 5/1/23,
  Callable 5/1/08 @ 100, AMBAC                600                    605

                                                                     737

Michigan (4.7%):

Byron Center, GO,
  5.40%, 5/1/07,
  Callable 5/1/05 @ 101, MBIA                  15                     16

Byron Center, GO,
  5.40%, 5/1/07, MBIA                         240                    259

Coopersville School District,
  4.75%, 5/1/2019, MBIA                     1,000                    950

Grosse Ile Township
  School District, GO,
  6.00%, 5/1/22,
  Callable 5/1/07 @ 100, FGIC                 250                    280

Leslie Public Schools, GO,
  5.55%, 5/1/07,
  Callable 5/1/05 @ 101, AMBAC                250                    272

Municipal Bond Authority,
  6.70%, 11/1/06,
  Callable 11/1/04 @ 102                      225                    254

Municipal Bond Authority,
  6.80%, 11/1/07,
  Callable 11/1/04 @ 102                      275                    312

                                                                   2,343

Minnesota (2.1%):

Southern Minnesota Municipal
  Power Agency, Series A,
  4.70%, 1/1/02,
  AMBAC-TCRS,
  Pre-refunded ETM                            325                    334

Southern Minnesota Municipal
  Power Agency, Series A,
  4.70%, 1/1/02,
  AMBAC-TCRS                                  675                    693

                                                                   1,027

Mississippi (0.8%):

Mississippi Home Corp
  Single Family,
  4.80%, 6/1/19,
  Callable 6/1/09 @ 102                       400                    398

Missouri (3.8%):

Clay County Public
  Building Authority,
  5.45%, 5/15/18,
  Callable 5/15/08 @ 100, FSA              $  225                $   232

Excelsior Springs School
  District Building Corp.,
  6.50%, 3/1/09,
  Callable 3/1/04 @ 100, FSA                  500                    553

Independence Water Utility,
  5.00%, 11/1/16, AMBAC                       520                    521

West Plains Improvement
  Authority, Leasehold Revenue,
  5.00%, 5/1/06, MBIA                         550                    573

                                                                   1,879

Nebraska (3.4%):

Nebraska Education Financial
  Authority, Series A,
  3.55%, 9/1/01, AMBAC                      1,710                  1,708

New Mexico (2.1%):

State Mortgage Finance
  Authority, Single Family
  Mortgage Program,
  Series C-3,
  5.95%, 7/1/28,
  Callable 1/1/07 @ 102                       990                  1,033

Ohio (12.8%):

Akron Economic Development,
  4.70%, 12/1/07, MBIA                        200                    206

Akron Economic Development,
  4.80%, 12/1/08,
  Callable 12/1/07 @ 102, MBIA                700                    726

Butler County Transportation
  Improvement District,
  Series A, GO,
  5.00%, 4/1/07, FSA                        1,000                  1,048

Continental Local School District,
  5.00%, 12/1/21,
  Callable 12/1/09 @ 101, MBIA                400                    396

Dayton Water Systems,
  4.05%, 12/1/06, FSA                       1,000                    994

Delaware County, GO,
  3.75%, 12/1/02, MBIA                        500                    502

Fairfield Local School District,
  5.30%, 12/1/18,
  Callable 12/1/08 @ 101, FSA                 215                    221

Fairfield Local School District,
  5.25%, 12/1/18,
  Callable 12/1/08 @ 101, FSA                 400                    409

Greene County, GO,
  4.40%, 12/1/09, MBIA                        200                    200

Kent City School District, GO,
  5.15%, 12/1/05, FGIC                     $  250                $   265

Kent State University,
  5.00%, 5/1/05, MBIA                         230                    241

Ohio University General Receipts,
  4.40%, 12/1/09, FSA                         300                    299

State Higher Educational
  Facilities, John Carroll
  University Project,
  5.25%, 4/1/07                               315                    333

State, Special Obligation,
  Elementary and
  Secondary Facilities,
  5.80%, 6/1/03, AMBAC                        500                    538

                                                                   6,378

Oklahoma (3.2%):

State Capital
  Improvement Authority,
  5.00%, 6/1/08, MBIA                       1,500                  1,578

Oregon (1.8%):

State Energy Project,
  GO, Series B,
  4.00%, 1/1/00                               890                    896

Tennessee (1.1%):

Dickson, Electric and
  Revenue Utility,
  5.00%, 9/1/03, MBIA                         500                    525

Texas (1.5%):

Conroe Independent
  School District, GO,
  6.50%, 2/1/04                               200                    222

Keller Independent
  School District, GO,
  6.20%, 8/15/04                              200                    221

State, Series A, GO,
  6.00%, 10/1/08                              100                    113

Ysleta Independent
  School District, GO,
  5.60%, 8/15/02                              200                    212

                                                                     768

Washington (4.8%):

Pierce County School District,
  No. 003, Puyallup, GO,
  5.50%, 12/1/01, FGIC                        605                    633

Pierce County School District,
  No.320, Sumner, GO,
  5.50%, 12/1/02, MBIA                      1,000                  1,060

Seattle Municipal Light & Power,
  6.00%, 7/1/03                               200                    216

Skagit County School District,
  No. 103, Anacortes, GO,
  4.75%, 12/1/01, FGIC                        200                    206

Spokane County School District,GO,
  5.40%, 12/1/07, FGIC                     $  250                $   270

                                                                   2,385

Wisconsin (4.0%):

Milwaukee Sewer District,
  Series A, GO,
  6.70%, 10/1/02                              200                    219

State, Health & Educational
  Facilities Authority,
  5.20%, 12/15/07, MBIA                     1,675                  1,767

                                                                   1,986

Wyoming (1.5%):

Sweetwater County,
  Green River, Series B,
  4.50%, 3/01/14, FSA                         750                    746

Total Municipal Bonds (Cost $46,883)                              48,640

Investment Companies (2.5%)

Federated Tax-Free Money
  Market Fund                               1,220                $ 1,220

Total Investment Companies (Cost $1,220)                           1,220

Total Investments (Cost $48,103) (a) -- 100.3%                    49,860

Liabilities in excess of other assets -- (0.3)%                     (152)

TOTAL NET ASSETS -- 100.0% $49,708

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                       $1,785

    Unrealized depreciation                                          (28)

    Net unrealized appreciation                                   $1,757

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedules of Portfolio Investments is the rate in effect April 30,1999.

AMBAC -- AMBAC Indemnity Corp.

ETM -- Escrowed to Maturity

FGIC -- Financial Guaranty Insurance Co.

FHLMC -- Federal Home Loan Mortgage Corp.

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Assoc.

TCRS -- Transferable Custodial Receipts

See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
New York Tax-Free Fund                                         April 30, 1999

(Amounts in Thousands, Except Shares)                             (Unaudited)

                                           Shares or
                                           Principal             Market
Security Description                       Amount                Value

New York Municipal Bonds (96.9%)

Metropolitan Transportation
  Authority, Series A,
  5.25%, 4/1/26,
  Callable 4/1/07 @ 101, MBIA              $  750                $   760

Metropolitan Transportation
  Authority, Transportation
  Facilities, Series I,
  7.00%, 7/1/09, AMBAC                        250                    300

Monroe-Woodbury Central
  School District, GO,
  5.70%, 5/15/26,
  Callable 5/15/06 @ 102, MBIA                500                    526

Monroe-Woodbury Central
  School District, GO,
  5.70%, 5/15/27,
  Callable 5/15/06 @ 102, MBIA                300                    316

Nassau County Industrial
  Development Agency,
  Civic Facilities,
  Hofstra University Project,
  6.75%, 8/1/11,
  Callable 8/1/01 @ 102, AMBAC                250                    272

New York City Housing
  Development Corp.,
  Multi-Unit Mortgage, Series A,
  7.30%, 6/1/10,
  Callable 6/1/01 @ 102, FHA                  700                    753

New York City Housing
  Development Corp.,
  Multi-Unit Mortgage, Series A,
  7.35%, 6/1/19,
  Callable 6/1/01 @ 102, FHA                  675                    727

New York City Industrial
  Development Agency,
  Civic Facilities, USTA
  National Tennis Center Project,
  6.38%, 11/15/14,
  Callable 11/15/04 @ 102, FSA                200                    223

New York City Municipal Water
  Finance Authority,
  6.75%, 6/15/16,
  Callable 6/15/01 @ 101, FGIC                325                    347

New York City Municipal Water
  Finance Authority, Water &
  Sewer System Revenue,
  6.75%, 6/15/16,
  Prerefunded 6/15/01
  @ 101, FGIC                                 325                    349

New York City Transit Authority,
  Transit Facilities,
  Livingston Plaza Project,
  7.50%, 1/1/20,
  Prerefunded 1/1/00 @ 102, FSA            $  220                $   230

New York City, Cultural Resources,
  Museum of Modern Art,
  6.63%, 1/1/11,
  Prerefunded 1/1/02
  @ 102, AMBAC                                680                    743

New York City, Series B, GO,
  4.40*%, 8/15/18                             500                    500

New York City, Series B, GO,
  7.00%, 10/1/18, Callable 10/1/99
  @ 100, FSA, ETM                             300                    305

New York City, Series C, GO,
  7.00%, 2/1/12,
  Callable 2/1/99 @ 101.5, FGIC                60                     61

North Hempstead,
  4.75%, 1/15/23,
  Callable 1/15/08 @ 101, FGIC                750                    709

Port Authority of New York &
  New Jersey, 109th Series,
  5.38%, 7/15/27,
  Callable 1/15/07 @ 101, FSA                 500                    517

State Dormitory Authority,
  5.75%, 7/1/26,
  Callable 7/1/07 @ 102, MBIA                 500                    538

State Dormitory Authority,
  5.00%, 4/1/29,
  Callable 4/1/29 @ 101, MBIA                 500                    487

State Dormitory Authority,
  City University, Series 2,
  6.75%, 7/1/24,
  Prerefunded 7/1/04 @ 102,
  MBIA                                        700                    805

State Dormitory Authority,
  Ithaca College,
  6.50%, 7/1/10,
  Callable 7/1/01 @ 102, MBIA                 750                    811

State Dormitory Authority, Judicial
  Facilities Leases, Series B,
  7.00%, 4/15/16,
  Callable 4/15/01 @ 102, MBIA                225                    242

State Dormitory Authority,
  Siena College,
  5.75%, 7/1/26,
  Callable 7/1/07 @ 102, MBIA                 250                    269

State Dormitory Authority,
  St. John's University,
  5.70%, 7/1/26,
  Callable 7/1/06 @ 102, MBIA                 700                    745

State Local Government
  Assistance, Series B,
  4.88%, 4/1/20,
  Callable 4/1/08 @ 101, MBIA              $  500                $   484

State Medical Care Facilities
  Finance Agency,
  7.38%, 8/15/19,
  Callable 8/15/99 @ 102, MBIA                170                    175

State Medical Care Facilities
  Finance Agency,
  7.38%, 8/15/19,
  Prerefunded 8/15/99 @ 102, MBIA             330                    340

State Medical Care Facilities
  Finance Agency, North
  Shore University Hospital,
  7.20%, 11/1/20,
  Callable 11/1/00 @ 102, MBIA                565                    607

State Medical Care Facilities
  Finance Agency,
  St. Luke's, Series B,
  7.45%, 2/15/29,
  Prerefunded 2/15/00
  @ 102, MBIA                                 340                    358

State Tollway Authority,
  Series A,
  5.00%, 4/1/18,
  Callable 4/1/08 @ 101                       500                    497

State Tollway Authority,
  Series C,
  6.00%, 1/1/25,
  Callable 1/1/05 @ 102, FGIC                 550                    613

State Urban Development Corp.,
  Correctional Facilities,
  Series 1,
  7.50%, 1/1/20,
  Prerefunded 1/1/00
  @ 102, FSA                                  400                    419

State, GO,
  6.75%, 8/1/18,
  Callable 8/1/01 @ 102, AMBAC                370                    402

State, GO,
  6.75%, 8/1/19,
  Callable 8/1/01 @ 102, AMBAC             $  325                $   353

Triborough Bridge & Tunnel
  Authority, Series T,
  7.00%, 1/1/20,
  Prerefunded 1/1/01
  @ 102, MBIA                                 900                    968

Triborough Bridge & Tunnel
  Authority, Special Obligation,
  Series B,
  6.88%, 1/1/15,
  Callable 1/1/01 @ 102, AMBAC              1,000                  1,069

Total New York Municipal Bonds (Cost $16,733)                     17,820

Investment Companies (1.4%)

Providence of New York Fund               253,233                    253

Total Investment Companies (Cost $253)                               253

Total Investments (Cost $16,986) (a) -- 98.3%                     18,073

Other assets in excess of liabilities -- 1.7%                        307

TOTAL NET ASSETS -- 100.0%                                       $18,380

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                       $1,092

    Unrealized depreciation                                           (5)

    Net unrealized appreciation                                   $1,087

AMBAC -- AMBAC Indemnity Corp.

FGIC -- Financial Guaranty Insurance Co.

FHA -- Federal Housing Administration

GO -- General Obligation

MBIA -- Municipal Bond Insurance Assoc.

See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Ohio Municipal Bond Fund                                       April 30, 1999

(Amounts in Thousands, Except Shares)                             (Unaudited)

                                           Shares or
                                           Principal             Market
Security Description                       Amount                Value

Municipal Bonds (96.0%)

Alternative Minimum Tax
Paper (5.6%):
Cincinnati,
  6.30%, 12/1/15,
  Callable 6/1/05 @ 101                    $1,250                $  1,375

Franklin County Mortgage,
  Briggs/Wedgewood, Series C,
  5.35%, 11/20/12,
  Callable 11/20/07 @ 103                   1,000                   1,025

Franklin County Mortgage,
  Briggs/Wedgwood, Series C,
  5.55%, 11/20/17,
  Callable 11/20/07 @ 103                     500                     515

Gateway EDR,
  6.50%, 9/15/14,
  Callable 9/15/03 @ 102                    2,300                   2,399

Ohio State Economic
  Development, ABS
  Industries Inc. Project,
  6.00%, 6/1/04                               500                     528

Ohio State Economic
  Development, Ohio
  Enterprise Board Fund,
  5.60%, 6/1/02                               395                     412

Ohio State Economic
  Development, Ohio
  Enterprise Board Fund,
  6.50%, 12/1/09,
  Callable 12/1/04 @ 102                      815                     866

Ohio State Water
  Development Authority,
  North Star BHP Steel-Cargill,
  6.30%, 9/1/20,
  Callable 9/1/05 @ 102                     1,000                   1,087

Student Loan Funding Corp.,
  Series A,
  5.50%, 12/1/01                            3,300                   3,366

Total Municipal Bonds                                              11,573

General Obligations (42.3%)

County, City & Special District (12.8%):
Akron,
  4.55%, 12/1/06                              200                     204

Akron,
  4.55%, 12/1/08                              300                     304

Avon,
  6.50%, 12/1/15                              335                     392

Bath Township,
  0.00%, 12/1/07, AMBAC                       205                     142

Bath Township,
  0.00%, 12/1/08, AMBAC                    $  205                $    135

Belmont County,
  3.80%, 12/1/03, MBIA                        185                     185

Butler County,
  5.60%, 12/1/09,
  Callable 12/1/06 @ 101, AMBAC               355                     385

Butler County,
  5.65%, 12/1/10,
  Callable 12/1/06 @ 101, AMBAC               155                     168

Canton,
  4.05%, 12/1/05, AMBAC                       250                     250

Canton,
  4.40%, 12/1/09, AMBAC                       250                     250

Columbus,
  5.00%, 6/15/02                            5,800                   6,033

Columbus,
  5.00%, 6/15/02                              725                     754

Columbus,
  5.00%, 6/15/03                            3,650                   3,827

Crawford County,
  0.00%, 12/1/10, AMBAC                       300                     175

Crawford County,
  0.00%, 12/1/13, AMBAC                       500                     246

Cuyahoga Falls,
  5.25%, 12/1/17,
  Callable 12/1/07 @ 102, FGIC                500                     513

Deerfield Township,
  5.13%, 12/1/23,
  Callable 12/1/08 @ 101, AMBAC             2,425                   2,416

Madison County,
  7.00%, 12/1/19,
  Callable 12/1/04 @ 102, AMBAC               600                     704

Maple Heights,
  0.00%, 12/1/07, FSA                         500                     346

Maple Heights,
  0.00%, 12/1/08, FSA                         505                     333

Maple Heights,
  0.00%, 12/1/10, FSA                         310                     185

Monroe Falls, Series A,
  6.95%, 12/1/14,
  Callable 12/1/04 @ 101, AMBAC             1,000                   1,146

Newark, 0.00%, 12/1/16, FGIC                1,490                     617

Summit County, Series A,
  6.90%, 8/1/12,
  Callable 8/1/01 @ 102, AMBAC                230                     258

Summit County, Series A,
  6.90%, 8/1/12,
  Callable 8/1/01 @ 102, AMBAC                 15                      16

Summit County, Series A,
  6.90%, 8/1/12,
  Callable 8/1/01 @ 102, AMBAC                255                     278

Toledo,
  5.63%, 12/1/11,
  Callable 12/1/06 @ 102, AMBAC            $1,000                $  1,085

Toledo,
  5.50%, 12/1/12,
  Callable 12/1/07 @ 102, FGIC              1,085                   1,163

Westerville,
  4.50%, 12/1/18,
  Callable 12/1/10 @ 101                    1,000                     933

Youngstown,
  4.20%, 12/1/06, AMBAC                       450                     450

Youngstown,
  5.10%, 12/1/11, AMBAC                     2,300                   2,411

                                                                   26,304

Education (20.1%):
Anthony Wayne Local
  School District,
  5.75%, 12/1/18,
  Callable 12/1/05 @ 101, FGIC              1,000                   1,058

Avon Local School District,
  5.50%, 12/1/04, AMBAC                       465                     502

Avon Local School District,
  5.55%, 12/1/05, AMBAC                       250                     271

Batavia Local School District,
  7.00%, 12/1/14, MBIA                      1,500                   1,785

Big Walnut Local School District,
  0.00%, 12/1/09, AMBAC                       250                     157

Brecksville-Broadview Heights
  City School District,
  6.50%, 12/1/16,
  Callable 12/1/06 @ 102, FGIC              1,000                   1,145

Brunswick City School District,
  3.30%, 12/1/99, AMBAC                       300                     300

Brunswick City School District,
  3.60%, 12/1/00, AMBAC                       185                     185

Brunswick City School District,
  3.70%, 12/1/01, AMBAC                       200                     200

Canal Winchester Local
  School District,
  4.60%, 12/1/08 FGIC                         150                     153

Columbiana Exempted
  Village School District,
  5.15%, 12/1/22,
  Callable 12/1/09 @ 101, AMBAC             1,500                   1,509

Delaware City School District,
  5.75%, 12/1/20,
  Callable 12/1/05 @ 101, FGIC              1,000                   1,063

Dublin City School District,
  0.00%, 12/1/09, MBIA                      1,250                     775

East Cleveland City School District,
  5.00%, 12/1/20,
  Callable 12/1/11 @ 101, AMBAC             1,000                     991

Fairfield City School District,
  7.45%, 12/1/14, FGIC                     $1,000                $  1,284

Fort Loramie Local School District,
  5.00%, 12/1/26,
  Callable 12/1/08 @ 101, FGIC              1,000                     978

Fostoria City School District,
  4.00%, 12/1/05, MBIA                        300                     299

Fostoria City School District,
  0.00%, 12/1/10                              375                     223

Franklin City School District,
  0.00%, 12/1/12, AMBAC                       280                     150

Franklin City School District,
  0.00%, 12/1/13, AMBAC                       280                     141

Franklin City School District,
  0.00%, 12/1/14, AMBAC                       280                     133

Graham Local School District,
  0.00%, 12/01/11, MBIA                       200                     113

Graham Local School District,
  0.00%, 12/01/12, MBIA                       200                     107

Hilliard School District, Series A,
  5.00%, 12/1/20,
  Callable 12/1/06 @ 101, FGIC              1,050                   1,036

Indian Lake Local School District,
  0.00%, 12/1/11, AMBAC                       250                     141

Indian Lake Local School District,
  0.00%, 12/1/12, AMBAC                       250                     134

Indian Lake Local School District,
  0.00%, 12/1/13, AMBAC                       250                     126

Indian Lake Local School District,
  0.00%, 12/1/14, AMBAC                       250                     119

Indian Lake Local School District,
  0.00%, 12/1/15, AMBAC                       250                     113

Indian Lake Local School District,
  0.00%, 12/1/16, AMBAC                       250                     107

Indian Lake Local School District,
  5.38% 12/1/23,
  Callable 12/1/06 @ 101, FGIC              1,050                   1,076

Indian Valley Local School District,
  7.00%, 12/1/14,
  Callable 12/1/05 @ 102, AMBAC             2,500                   2,922

Kent City School District,
  5.75%, 12/1/21,
  Callable 12/1/07 @ 101, FGIC              1,000                   1,072

Kettering City School District,
  5.25%, 12/1/22,
  Callable 12/1/05 @ 101, FGIC              1,000                   1,013

Lakeview Local School District,
  6.95%, 12/1/19,
  Callable 12/1/04 @ 102, AMBAC             1,250                   1,463

Lakota Local School District,
  0.00%, 12/01/08, FGIC                       320                     209

Liberty Benton Local School District,
  0.00%, 12/1/15, AMBAC                    $  570                $    257

Liberty Benton Local School District,
  0.00%, 12/1/16, AMBAC                       285                     122

Loveland City School District,
  5.20%, 12/1/19,
  Callable 12/1/09 @ 101                      300                     296

Loveland School District,
  4.00%, 12/1/06, MBIA                        800                     791

McComb Local School District,
  4.70%, 12/1/06, MBIA                        140                     145

Mount Vernon City Schools,
  7.50%, 12/1/14,
  Callable 12/1/04 @ 101, FGIC                500                     587

Northwest Local School District,
  0.00%, 12/1/13, AMBAC                       280                     131

Northwest Local School District,
  0.00%, 12/1/14, AMBAC                       280                     131

Norwalk City School,
  4.75%, 12/1/20, AMBAC                     1,000                     957

Oak Hills Local School District,
  Series A,
  5.70%, 12/1/25,
  Callable 12/1/07 @ 101                      600                     637

Olentangy Local School District,
  Series A,
  6.25%, 12/1/14,
  Callable 12/1/04 @ 102                      500                     558

Pickerington Local School District,
  0.00%, 12/1/12, AMBAC                       870                     453

Reynoldsburg City School District,
  4.80%, 12/1/06, FGIC                        235                     245

Ridgemont Local School District,
  0.00%, 12/1/10, AMBAC                       185                     110

Ridgemont Local School District,
  0.00%, 12/1/11, AMBAC                       185                     105

Ridgemont Local School District,
  0.00%, 12/1/12, AMBAC                       185                      99

Ridgemont Local School District,
  0.00%, 12/1/13, AMBAC                       185                      93

Ridgemont Local School District,
  0.00%, 12/1/14, AMBAC                       185                      88

Ripley-Union-Lewis,
  Local School District,
  0.00%, 12/1/06, FGIC                        145                     105

Ripley-Union-Lewis,
  Local School District,
  0.00%, 12/1/07, FGIC                        245                     170

Ripley-Union-Lewis,
  Local School District,
  0.00%, 12/1/10, FGIC                        245                     146

Ripley-Union-Lewis,
  Local School District,
  0.00%, 12/1/11, FGIC                     $  245                $    139

Ripley-Union-Lewis,
  Local School District,
  0.00%, 12/1/12, FGIC                        240                     128

Ripley-Union-Lewis,
  Local School District,
  0.00%, 12/1/13, FGIC                        240                     121

Ripley-Union-Lewis,
  Local School District,
  0.00%, 12/1/14, FGIC                        235                     112

South-Western City School District,
  4.75%, 12/1/26,
  Callable 12/1/09 @ 100,
  AMBAC, Oid                                2,000                   1,883

Springfield City School District,
  0.00%, 12/1/11, AMBAC                     1,715                     945

Sycamore Community City
  School District,
  4.75%, 12/1/19, AMBAC                     1,000                     959

Sycamore Community
  School District,
  0.00%, 12/1/07                              360                     247

Twinsburg Local School District,
  5.90%, 12/1/21,
  Callable 12/1/06 @ 102, FGIC              2,000                   2,160

Upper Arlington City
  School District,
  5.13%, 12/1/19,
  Callable 12/1/06 @ 101, MBIA              2,500                   2,511

Wadsworth City School District,
  4.05%, 12/1/05, FGIC                        250                     250

Wadsworth City School District,
  4.10%, 12/1/06, FGIC                        250                     249

Wadsworth City School District,
  0.00%, 12/1/07, FGIC                        555                     382

Wadsworth City School District,
  4.20%, 12/1/07, FGIC                        250                     249

Wadsworth City School District,
  0.00%, 12/1/08, FGIC                        555                     363

Wadsworth City School District,
  4.30%, 12/1/08, FGIC                        400                     400

Wadsworth City School District,
  4.40%, 12/1/09, FGIC                        450                     450

Wadsworth City School District,
  0.00%, 12/1/11, FGIC                        555                     306

Wadsworth City School District,
  0.00%, 12/1/12, FGIC                        575                     299

                                                                   41,432

Housing (0.8%):
Belmont County Home
  Improvements,
  3.15%, 12/1/99, MBIA                     $  160                $    160

Belmont County Home
  Improvements,
  3.70%, 12/1/02, MBIA                        175                     175

Belmont County Home
  Improvements,
  3.65%, 12/1/01, MBIA                        170                     170

Toledo Multifamily Revenue,
  5.25%, 12/1/18,
  Callable 12/1/08 @ 102, FGIC              1,035                   1,048

                                                                    1,553

Public Facilities (Convention, Sport,
Public Buildings) (4.7%):
Centerville, Capital Facilities,
  5.63%, 12/1/26,
  Callable 12/1/05 @ 101, MBIA                285                     299

Crawford County,
  Correctional Facilities,
  6.75%, 12/1/19,
  Callable 12/1/05 @ 101, AMBAC             1,385                   1,607

Hamilton County,
  4.90%, 12/1/18,
  Callable 12/1/07 @ 101                    1,995                   2,097

Ohio State,
  5.35%, 8/1/12,
  Callable 8/1/07 @ 101                     1,000                   1,059

Puerto Rico Commonwealth,
  5.38%, 7/1/21,
  Callable 7/1/07 @ 101.5, MBIA             1,850                   1,905

Westlake,
  5.55%, 12/1/17,
  Callable 12/1/08 @ 101                    1,500                   1,583

Westlake,
  5.50%, 12/1/20,
  Callable 12/1/08 @ 101                    1,000                   1,043

                                                                    9,593

Transportation (0.5%):
Greater Cleveland Regional
  Transit Authority, 5.60%, 12/1/11,
  Callable 12/1/06 @ 101, FGIC              1,000                   1,076

Utility (Sewers, Telephone,
Electric) (3.4%):
Canton, Waterworks System,
  5.75%, 12/1/10,
  Callable 12/1/05 @ 102, AMBAC               500                     544

Delaware County Sewer District,
  4.75%, 12/1/24,
  Callable 12/1/09 @ 101, MBIA              1,000                     947

Greene County Sewer System,
  5.25%, 12/1/25                            1,250                   1,275

Huron County Landfill Issue II,
  5.40%, 12/1/07, MBIA                     $  285                $    308

Huron County, Landfill Issue II,
  5.60%, 12/1/09,
  Callable 12/1/07 @ 102, MBIA                320                     351

Lucas County Metropolitan
  Sewer & Water District,
  5.45%, 12/1/17,
  Callable 12/1/07 @ 102                      505                     531

North Olmstead,
  6.20%, 12/01/11, AMBAC                    1,000                   1,141

Toledo, Sewer Improvements,
  6.10%, 12/1/14,
  Callable 12/1/04 @ 102, AMBAC             1,000                   1,106

Warren County,
  6.55%, 12/1/14                              725                     852

                                                                    7,055

Total General Obligations                                          87,013

Revenue Bonds (48.1%)

Education (9.5%):
Franklin County IDR, Columbus
  College of Art & Design,
  6.00%, 9/1/13,
  Callable 9/1/00 @ 102,
  LOC Bank One                              1,310                   1,342

Kent State University, Series A,
  5.00%, 5/1/23,
  Callable 5/1/08 @ 101, AMBAC              1,000                     979

Ohio State Higher Educational
  Facilities, Mt. Union College,
  5.00%, 10/1/23,
  Callable 10/1/08 @ 101, MBIA              2,205                   2,159

Ohio State Higher Educational
  Facilities, University of Dayton,
  5.20%, 12/1/10,
  Callable 12/1/07 @ 101, AMBAC             1,000                   1,054

Ohio State Higher Educational
  Facilities, Xavier University,
  5.38%, 5/15/22,
  Callable 5/15/07 @ 102, MBIA              2,500                   2,569

Ohio State University,
  Agricultural Technological
  Institute Student Project,
  5.05%, 12/1/17,
  Callable 12/1/08 @ 101                    1,000                     989

State Education Loan Revenue,
  3.70%, 5/1/01                               250                     250

State Education Loan, Series A-1,
  5.85%, 12/1/19,
  Callable 6/1/07 @ 102, AMBAC              2,000                   2,083

State Higher Educational
  Facility Revenue, John
  Carroll University Project,
  5.05%, 4/1/04                            $  150                $    156

State Higher Educational
  Facility Revenue,
  Wittenberg University,
  3.55%, 6/1/01, AMBAC                        340                     340

State Higher Educational
  Facility Revenue,
  Xavier University,
  6.00%, 5/15/08,
  Callable 5/15/07 @ 102, MBIA                500                     561

State Higher Educational
  Facility Revenue,
  University of Dayton,
  5.40%, 12/1/22,
  Callable 12/1/07 @ 101, AMBAC             1,000                   1,029

State Public Facilities
  Commission Revenue,
  4.63%, 12/1/02                            3,150                   3,249

University of Akron,
  5.25%, 1/1/22,
  Callable 1/1/07 @ 102, AMBAC              1,000                   1,016

University of Akron,
  General Receipts,
  5.00%, 1/1/02, AMBAC                        440                     454

University of Cincinnati,
  General Receipts,
  Series AD,
  5.10%, 6/1/11,
  Callable 6/1/07 @ 101                       350                     359

University of Cincinnati,
  University Center Project,
  5.00%, 6/1/09, MBIA                       1,000                   1,049

                                                                   19,638

General (0.2%):
Akron, Pension Services,
  4.00%, 12/01/05,
  AMBAC, Non Callable                         200                     199

Akron, Pension Services,
  4.20%, 12/1/07, AMBAC                       200                     199

                                                                      398

Hospitals, Nursing Homes
& Health Care (15.5%):
Athens County Mental Health,
  5.90%, 3/1/09,
  Callable 3/1/03 @ 102,
  LOC National City Bank                      545                     570

Cuyahoga County
Health Care Facilities,
  Benjamin Rose Institute
  Project, Series A,
  5.30%, 12/1/25,
  Callable 12/1/02 @ 101,
  LOC Society National Bank                $  500                $    529

Cuyahoga County Hospital,
  Cleveland Clinic,
  3.50%, 1/1/01                             3,630                   3,621

Cuyahoga County Hospital,
  Fairview,
  6.25%, 8/15/10,
  Callable 2/15/03 @ 102                      500                     544

Cuyahoga County Hospital,
  General Hospital
  Project, Series A,
  5.50%, 8/15/14,
  Callable 8/15/04 @ 102, MBIA              1,500                   1,582

Cuyahoga County Hospital,
  University Hospital
  Health, Series A,
  5.63%, 1/15/21,
  Callable 1/15/06 @ 102, MBIA              1,300                   1,357

Franklin County Hospital,
  7.00%, 8/1/16,
  Callable 8/1/00 @ 102, FHA                  615                     636

Franklin County Hospital,
  Children's Hospital,
  4.60%, 5/1/09                               300                     299

Garfield Heights,
  Marymont Hospital,
  6.70%, 11/15/15,
  Callable 11/15/02 @ 102                   1,000                   1,115

Hamilton County Hospital
  Facilities, Children's Hospital
  Medical Center, Series G,
  4.75%, 5/15/28,
  Callable 11/15/08 @ 100, MBIA             2,000                   1,866

Hamilton County Hospital
  Facilities, Deaconess Hospital,
  7.00%, 1/1/12,
  Callable 7/1/02 @ 102                     2,150                   2,330

Hamilton County, Health
  Care Facilities,
  5.75%, 10/1/08                              755                     817

Lake County Hospital,
  Improvement Facilities,
  6.38%, 8/15/03, AMBAC                     1,500                   1,586

Lorain County Hospital, Catholic
  Healthcare Partners,
  5.50%, 9/1/27,
  Callable 9/1/07 @ 102, MBIA                 530                     550

Lucas County Hospital,
  Promedica Healthcare,
  5.75%, 11/15/14,
  Callable 11/15/06 @ 102, MBIA            $2,000                $  2,154

Lucas County Hospital,
  The Toldeo Hospital,
  5.00%, 11/15/22,
  Callable 11/15/03 @ 102, MBIA               500                     487

Lucas County Hospital,
  The Toledo Hospital,
  5.00%, 11/15/10,
  Callable 11/15/03 @ 102, MBIA             1,500                   1,525

Lucas-Northgate Housing
  Development Corp.,
  8.13%, 1/1/25,
  Callable 1/1/00 @ 102, MBIA                 380                     393

Mahoning County Hospital
  Facilities, YHA Inc. Project,
  Series A,
  7.00%, 10/15/14,
  Callable 10/15/00 @ 102, MBIA               855                     915

Ohio Capital Corporation
  For Housing Management,
  Kent Gardens,
  6.35%, 7/1/15,
  Callable 1/1/03 @ 101, MBIA               1,000                   1,043

Ohio Capital Corporation
  For Housing Management,
  Series A,
  7.70%, 1/1/25,
  Callable 1/1/00 @ 102, MBIA                 540                     559

Ohio Capital Corporation
  For Housing Management,
  Springhill Homes, Series C,
  6.50%, 7/1/24,
  Callable 1/1/03 @ 103, MBIA                 920                     977

Parma Hospital Improvement,
  Parma Community
  General Hospital,
  5.25%, 11/1/13,
  Callable 11/1/08 @ 101                    1,000                   1,010

Portage County Hospital,
  Robinson Memorial,
  6.50%, 11/15/03, MBIA                       635                     704

Portage County Hospital,
  Robinson Memorial,
  6.50%, 11/15/04, MBIA                       675                     758

Portage County Hospital,
  Robinson Memorial,
  6.50%, 11/15/05, MBIA                       715                     811

Stark County Health Care
  Facility, Rose Land Inc. Project,
  5.45%, 7/20/33,
  Callable 7/20/08 @ 103                   $1,000                $  1,005

Washington County Hospital,
  4.25%, 9/1/07, FSA                          250                     248

Westlake IDR,
  6.40%, 8/1/09,
  Callable 8/1/99 @ 103                     1,755                   1,813

                                                                   31,804

Housing (3.6%):
Cincinnati Elderly Housing
  Finance Corp.,
  Walnut Towers, Series A,
  6.90%, 8/1/25,
  Callable 8/1/04 @ 102, FHA                2,020                   2,161

Cuyahoga County
  Multifamily Revenue,
  6.60%, 10/20/30,
  Callable 10/20/05 @ 102, GNMA             2,000                   2,168

Cuyahoga County
  Multifamily Revenue,
  Water Street Assoc.,
  5.60%, 6/20/08, GNMA                        370                     389

Cuyahoga County
  Multifamily Revenue,
  Water Street Assoc.,
  6.15%, 12/20/26,
  Callable 6/20/08 @ 105, GNMA                850                     918

Ohio Capital Corp.,
  Housing Management
  Revenue, Bucyrus Estate,
  5.75%, 7/1/06,
  Callable 7/1/05 @ 102, MBIA                 210                     222

Ohio Housing Finance Agency,
  6.15%, 3/1/29,
  Callable 9/1/07 @ 102, GNMA               1,485                   1,573

                                                                    7,431

Industrial Development (1.7%):
  Broadview Heights IDR,
  6.25%, 7/1/13,
  Callable 7/1/99 @ 103, FHA                1,075                   1,111

Cuyahoga County IDR,
  Southwest Association Project,
  6.50%, 6/1/16,
  Callable 12/1/04 @102, FHA                2,185                   2,314

                                                                    3,425

Public Facilities (Convention, Sport,
  Public Buildings) (5.3%):
  Hamilton County Sales Tax,
  4.75%, 12/1/27,
  Callable 12/1/07 @ 101, MBIA              3,000                   2,817

Ohio Building Authority,
  6.13%, 10/1/12,
  Callable 10/1/03 @ 102                   $1,000                $  1,092

Ohio Building Authority,
  4.75%, 10/1/17,
  Callable 10/1/08 @ 101                    1,000                     969

State Building Authority,
  Adult Correctional Facilities,
  6.00%, 10/1/07,
  Callable 10/1/03 @                          102                   2,000

                                                                    2,195

State Building Authority,
  Juvenile Correctional Facility,
  5.25%, 10/1/16,
  Callable 4/1/09 @ 101                     1,200                   1,238

State Building Authority,
  Sports Facilities Building,
  5.00%, 10/1/07, FSA                         450                     473

Toledo, Lucas County
  Convention Center Project,
  5.50%, 10/1/10,
  Callable 10/1/06 @ 102, MBIA                500                     538

Toledo-Lucas County
  Convention Center Project,
  5.70%, 10/1/15,
  Callable 10/1/06 @ 102, MBIA              1,500                   1,614

                                                                   10,936

Public Improvements (0.2%):
  Deerfield Township,
  4.60%, 12/1/07, AMBAC                       200                     205

State Turnpike, Series B,
  4.50%, 2/15/24,
  Callable 8/15/08 @ 101, FGIC                200                     182

                                                                      387

Transportation (0.6%):
Cleveland Airport System,
  Series C,
  5.13%, 1/1/22,
  Callable 1/1/08 @ 101, FSA                1,250                   1,247

Utility (Sewers, Telephone,
Electric) (11.5%):
Alliance Water Works,
  5.00%, 11/15/20,
  Callable 11/15/08 @ 101, MBIA             1,500                   1,477

Barberton Sewer
  System Revenue,
  4.50%, 12/1/06 FGIC                         250                     255

Cleveland Public Power System,
  7.00%, 11/15/16,
  Callable 11/15/04 @102, MBIA                750                     877

Cleveland Public Power
  Systems, Series A,
  7.00%, 11/15/24,
  Prerefunded 11/15/04
  @ 102, MBIA                              $1,985                $  2,321

Cleveland Water Works,
  5.00%, 1/1/17,
  Callable 1/1/08 @ 101, FSA                2,000                   2,000

Cleveland Waterworks,
  5.75%, 1/1/21,
  Callable 1/1/06 @ 102, MBIA                  10                      11

Cleveland Waterworks,
  5.75%, 1/1/21,
  Prerefunded 1/1/06 @ 102, MBIA              940                   1,045

Cuyahoga County Utility
  System, Medical Center
  Company Project,
  5.13%, 2/15/28,
  Callable 2/15/08 @102, AMBAC                800                     789

Cuyahoga County Utility
  System, Medical Center
  Company Project, Series B,
  5.85%, 8/15/10,
  Callable 8/15/05 @ 102, MBIA              1,500                   1,620

Dayton Water System,
  4.00%, 12/1/05, FSA                       2,800                   2,791

Dayton Water System,
  4.15%, 12/1/07, FSA                       2,000                   1,987

Green County Sewer System,
  5.13%, 12/1/20,
  Callable 12/1/08 @ 102, MBIA                750                     753

Huber Heights Water Systems,
  5.55%, 12/1/10,
  Callable 12/1/05 @ 102, MBIA                815                     876

Huber Heights Water Systems,
  0.00%, 12/1/24, MBIA                      1,000                     264

Huber Heights Water Systems,
  0.00%, 12/1/25, MBIA                      1,000                     250

Ohio State Water
  Development Authority,
  5.00%, 12/1/15,
  Callable 6/1/08 @ 101, FSA                1,000                   1,008

Ohio State Water
  Development Authority,
  6.40%, 8/15/27,
  Callable 8/15/02 @ 102                    2,250                   2,440

Puerto Rico Electric Power
  Authority, Series AA,
  5.38%, 7/1/14,
  Callable 7/1/07 @ 101.5, MBIA             1,000                   1,058

Southwest Regional Water,
  6.00%, 12/1/20,
  Callable 12/1/05 @ 101, MBIA             $  500                $    547

Wapakonetka Sewer System,
  4.95%, 12/1/18,
  Callable 12/1/08 @ 101, AMBAC               250                     250

Wilmington Water,
  5.25%, 6/15/29,
  Callable 6/15/08 @ 101, AMBAC             1,000                   1,019

                                                                   23,638

Total Revenue Bonds                                                98,904

Total Municipal Bonds (Cost $188,776)                            $197,490

Investment Companies (3.3%)

Federated Ohio Municipal
Cash Trust Fund                         6,824,078                $  6,824

Total Investment Companies (Cost $6,824)                            6,824

Total Investments (Cost $195,600) (a) -- 99.3%                    204,314

Other assets in excess of liabilities -- 0.7%                       1,456

TOTAL NET ASSETS -- 100.0%                                       $205,770

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                        $8,849

    Unrealized depreciation                                          (135)

    Net unrealized appreciation                                    $8,714

AMBAC -- AMBAC Indemnity Corp.

FGIC -- Insured by Financial Guaranty Insurance Corp.

FNMA -- Federal National Mortgage Assoc.

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Assoc.

MBIA -- Insured by Municipal Bond Insurance Assoc.

See notes to financial statements.


                                                              Statements of Assets and Liabilities
The Victory Portfolios                                                              April 30, 1999

(Amounts in Thousands, Except Per Share Amounts)                                       (Unaudited)

                                                           National                      Ohio
                                                           Municipal      New York       Municipal
                                                           Bond           Tax-Free       Bond
                                                           Fund           Fund           Fund

ASSETS:
Investments, at value (Cost $48,103;
 $16,986; & $195,600)                                      $49,860        $18,073        $204,314
Interest and dividends receivable                              595            320           3,346
Receivable for capital shares issued                            50             --              --
Receivable from brokers for investments sold                   246             --           1,975
Prepaid expenses and other assets                               34             12              28

      Total Assets                                          50,785         18,405         209,663

LIABILITIES:
Payable to Custodian                                            --             --              74
Payable to brokers for investments purchased                   960             --           3,673
Payable for capital shares redeemed                             73             --              --
Accrued expenses and other payables:
    Investment advisory fees                                    10              5              67
    Administration fees                                          1             --               3
    Custodian fees                                               3              1               4
    Accounting fees                                              1              1               1
    Transfer agent fees                                         10              6               7
    Shareholder service fees                                    --             --              17
    Shareholder service fees -- Class A                         12              6              --
    Shareholder service and 12b-1 fees -- Class B                2              3              --
    12b-1 fees -- Class G                                       --             --              25
    Other                                                        5              3              22

      Total Liabilities                                      1,077             25           3,893

NET ASSETS:
Capital                                                     47,665         17,210         196,535
Undistributed (distributions in excess of)
 net investment income                                        (133)            17             115
Net unrealized appreciation/depreciation
 from investments                                            1,757          1,087           8,714
Accumulated undistributed net realized
 gains from investment transactions                            419             66             406

      Net Assets                                           $49,708        $18,380        $205,770

Net Assets
    Class A                                                $46,906        $14,899        $ 83,105
    Class B                                                  2,802          3,481              --
    Class G                                                     --             --         122,665

      Total                                                $49,708        $18,380        $205,770

Outstanding units of beneficial interest (shares)
    Class A                                                  4,422          1,177           7,061
    Class B                                                    264            275              --
    Class G                                                     --             --          10,432

      Total                                                  4,686          1,452          17,493

Net asset value
    Redemption price per share -- Class A                  $ 10.61        $ 12.66        $  11.77
    Offering and redemption price per share -- Class G          --             --        $  11.76

    Offering price per share -- Class B<F1>                $ 10.60        $ 12.67

Maximum sales charge                                          5.75%          5.75%           5.75%

Maximum offering price per share (100%/(100%-maximum
 sales charge) of net asset value adjusted to nearest
 cent) -- Class A                                          $ 11.26        $ 13.43        $  12.49


<F1> Redemption price per Class B Share varies based on length of time held.



See notes to financial statements.


                                                                          Statements of Operations
The Victory Portfolios                                     For the Six Months Ended April 30, 1999

(Amounts in Thousands)                                                                 (Unaudited)

                                                           National                      Ohio
                                                           Municipal      New York       Municipal
                                                           Bond           Tax-Free       Bond
                                                           Fund           Fund           Fund

Investment Income:
Interest income                                            $1,100         $ 546          $2,619
Dividend income                                                44             8              60

      Total Income                                          1,144           554           2,679

Expenses:
Investment advisory fees                                      137            53             313
Administration fees                                            37            15              78
Shareholder service fees -- Class A                            56            15             100
Shareholder service fees and 12b-1 fees -- Class B             13            18              --
Shareholder service fees and 12b-1 fees -- Class G             --            --              25
Accounting fees                                                29            25              27
Custodian fees                                                  8             3              13
Legal and audit fees                                            3             2               6
Trustees' fees and expenses                                     1            --               1
Transfer agent fees                                            22            12              12
Registration and filing fees                                   11             4               5
Printing fees                                                   3             1               3
Other                                                           3             3               2

      Total Expenses                                          323           151             585

Expenses voluntarily reduced                                 (111)          (33)           (113)

      Expenses before reimbursement from distributor          212           118             472
      Expenses reimbursed by distributor                       --            (7)             --

      Net Expenses                                            212           111             472

Net Investment Income                                         932           443           2,207

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions      271            68             457
Change in unrealized appreciation/depreciation
 from investments                                            (551)         (265)          3,423

Net realized/unrealized gains (losses) from investments      (280)         (197)          3,880

Change in net assets resulting from operations             $  652         $ 246          $6,087


See notes to financial statements.


The Victory Portfolios                                                                     Statements of Changes in Net Assets

(Amounts in Thousands)                                                                                             (Unaudited)

                                                      National Municipal       New York                 Ohio Municipal
                                                      Bond Fund                Tax-Free Fund            Bond Fund

                                                      Six                      Six                      Six
                                                      Months     Year          Months     Year          Months     Year
                                                      Ended      Ended         Ended      Ended         Ended      Ended
                                                      April 30,  October 31,   April 30,  October 31,   April 30,  October 31,
                                                      1999       1998          1999       1998          1999       1998

From Investment Activities:
Operations:
      Net investment income                           $   932    $  2,136      $   443    $   972       $  2,207   $  3,424
      Net realized gains (losses) from
       investment transactions                            271       1,227           68         (2)           457      1,285
      Net change in unrealized appreciation/
       depreciation from investments                     (551)        794         (265)       220          3,423      1,527

Change in net assets resulting
 from operations                                          652       4,157          246      1,190          6,087      6,236

Distributions to Shareholders:
      From net investment income                           --          --           --         --             --     (3,428)
        Class A                                          (910)     (2,055)        (372)      (839)        (1,730)        --
        Class B                                           (37)        (67)         (66)      (129)            --         --
        Class G                                            --          --           --         --           (437)        --
      From net realized gains from
       investment transactions                         (1,095)         --           --        (35)        (1,285)      (663)
      In excess of net realized gains from
       investment transactions                             --          --           --         (2)            --         --

Change in net assets from distributions
 to shareholders                                       (2,042)     (2,122)        (438)    (1,005)        (3,452)    (4,091)

Capital Transactions:
      Proceeds from shares issued                       9,268      17,480        2,582      7,095         14,114     16,324
      Proceeds from shares issued
       in connection with acquisition                      --          --           --         --        118,155         --
      Dividends reinvested                              1,541       1,668          300        718          1,189        917
      Cost of shares redeemed                          (9,395)    (21,492)      (5,820)    (4,554)       (13,027)   (14,725)

Change in net assets from
 capital transactions                                   1,414      (2,344)      (2,938)     3,259        120,431      2,516

Change in net assets                                       24        (309)      (3,130)     3,444        123,066      4,661

Net Assets:
      Beginning of period                              49,684      49,993       21,510     18,066         82,704     78,043

      End of period                                   $49,708    $ 49,684      $18,380    $21,510       $205,770   $ 82,704

Share Transactions:
      Issued                                              866       1,636          202        557          1,190      1,377
      Issued in connection with acquisition                --          --           --         --         10,429         --
      Reinvested                                          145         156           24         57            101         78
      Redeemed                                           (877)     (1,997)        (455)      (358)        (1,099)    (1,243)

Change in shares                                          134        (205)        (229)       256         10,621        212


See notes to financial statements.


The Victory Portfolios                                                                                    Financial Highlights

                                                                                                      (Continued on Next Page)

                                                                   National Municipal Bond Fund

                                                                              Class A

                                   Six                                                   Six
                                   Months      Year          Year          Year          Months        Year        February 3,
                                   Ended       Ended         Ended         Ended         Ended         Ended       1994 to
                                   April 30,   October 31,   October 31,   October 31,   October 31,   April 30,   April 30,
                                   1999        1998          1997          1996          1995<F4>      1995<F5>    1994<F6>

                                   (Unaudited)

Net Asset Value,
 Beginning of Period               $ 10.92     $ 10.51       $ 10.16       $ 10.06       $  9.59       $ 9.64      $ 10.00

Investment Activities
    Net investment income             0.21        0.43          0.45          0.44          0.24         0.44         0.08
    Net realized and
     unrealized gains
     (losses) from investments       (0.07)       0.41          0.35          0.13          0.46        (0.05)       (0.36)

      Total from Investment
       Activities                     0.14        0.84          0.80          0.57          0.70         0.39        (0.28)

Distributions
    Net investment income            (0.21)      (0.43)        (0.45)        (0.44)        (0.23)       (0.44)       (0.08)
    Net realized gains               (0.24)         --            --            --            --           --           --
    In excess of net
     realized gains                     --          --            --         (0.03)           --           --           --

      Total Distributions            (0.45)      (0.43)        (0.45)        (0.47)        (0.23)       (0.44)       (0.08)

Net Asset Value, End of Period     $ 10.61     $ 10.92       $ 10.51       $ 10.16       $ 10.06       $ 9.59      $  9.64

Total Return
 (excludes sales charges)             1.31%<F2>   8.15%         8.10%         5.83%         7.39%<F2>    4.21%       (2.82)%<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000)    $46,906     $47,296       $47,705       $36,958       $11,964       $5,118      $   494
Ratio of expenses to
 average net assets                   0.79%<F3>   0.67%         0.36%         0.29%         0.02%<F3>    0.20%        0.65%<F3>
Ratio of net investment income
 (loss) to average net assets         3.81%<F3>   4.02%         4.43%         4.37%         5.11%<F3>    5.01%        3.15%<F3>
Ratio of expenses to
 average net assets<F1>               1.23%<F3>   1.22%         1.27%         1.35%         2.57%<F3>    3.95%       26.10%<F3>
Ratio of net investment income
 to average net assets<F1>            3.37%<F3>   3.47%         3.52%         3.31%         2.56%<F3>    1.26%      (22.30)%<F3>
Portfolio turnover<F6>                  57%        152%          154%          143%           72%          52%          13%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory National Municipal Bond Portfolio became the National Municipal Bond Fund.

<F5> Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Period from commencement of operations.



See notes to financial statements.


The Victory Portfolios                                                                          Financial Highlights--continued

                                                                   National Municipal Bond Fund

                                                                             Class B

                                     Six
                                     Months       Year            Year            Year            Year            September 26,
                                     Ended        Ended           Ended           Ended           Ended           1994 to
                                     April 30,    October 31,     October 31,     October 31,     October 31,     April 30,
                                     1999         1998            1997            1996            1995<F5>        1994<F6>

                                     (Unaudited)

Net Asset Value,
 Beginning of Period                 $10.91       $10.51          $10.16          $10.07          $ 9.59          $ 9.53

Investment Activities
    Net investment income              0.13         0.31            0.33            0.35            0.20            0.28
    Net realized and
     unrealized gains
     (losses) from investments        (0.06)        0.40            0.34            0.13            0.47            0.05

      Total from
       Investment Activities           0.07         0.71            0.67            0.48            0.67            0.33

Distributions
    Net investment income             (0.14)       (0.31)          (0.32)          (0.35)          (0.19)          (0.27)
    In excess of net
     investment income                   --           --              --           (0.01)             --              --
    In excess of net
     realized gains                      --           --              --           (0.03)             --              --

      Total Distributions             (0.38)       (0.31)          (0.32)          (0.39)          (0.19)          (0.27)

Net Asset Value, End of Period       $10.60       $10.91          $10.51          $10.16          $10.07          $ 9.59

Total Return
 (excludes sales charges)              0.71%<F3>    6.88%           6.74%           4.85%           6.99%<F3>       3.54%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)      $2,802       $2,388          $2,288          $1,808          $  456          $  147
Ratio of expenses to
 average net assets                    2.01%<F4>    1.81%           1.60%           1.20%           0.96%<F4>      (0.05)%<F4>
Ratio of net investment income
 (loss) to average net assets          2.58%<F4>    2.88%           3.18%           3.50%           4.15%<F4>       4.35%<F4>
Ratio of expenses to
 average net assets<F1>                2.46%<F4>    2.34%           2.62%           2.17%           3.67%<F4>       2.63%<F4>
Ratio of net investment income
 to average net assets<F1>             2.13%<F4>    2.35%           2.16%           2.53%           1.44%<F4>       1.67%<F4>
Portfolio turnover<F2>                   57%         152%            154%            143%             72%             52%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory National Municipal Bond Portfolio became the National Municipal Bond Fund.

<F6> Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.



See notes to financial statements.


The Victory Portfolios                                                                                      Financial Highlights

                                                                                                        (Continued on Next Page)

                                                                    New York Tax-Free Fund

                                                                          Class A

                                 Six
                                 Months       Year          Year          Year          Year          January 1,    Year
                                 Ended        Ended         Ended         Ended         Ended         1994 to       Ended
                                 April 30,    October 31,   October 31,   October 31,   October 31,   October 31,   December 31,
                                 1999         1998          1997          1996          1995<F4>      1994<F5>      1994

                                 (Unaudited)

Net Asset Value,
 Beginning of Period             $ 12.80      $ 12.68       $ 12.73       $ 12.85       $ 12.39       $ 13.54       $ 12.76

Investment Activities
    Net investment income           0.31         0.61          0.68          0.68          0.87          0.57          0.70
    Net realized and
     unrealized gains
     (losses) from investments     (0.15)        0.14          0.03         (0.11)         0.42         (1.15)         0.84

      Total from
       Investment Activities        0.16         0.75          0.71          0.57          1.29         (0.58)         1.54

Distributions
    Net investment income          (0.30)       (0.61)        (0.72)        (0.68)        (0.83)        (0.57)        (0.70)
    Net realized gains                --        (0.02)        (0.04)        (0.01)           --            --         (0.06)

      Total Distributions          (0.30)       (0.63)        (0.76)        (0.69)        (0.83)        (0.57)        (0.76)

Net Asset Value,
 End of Period                   $ 12.66      $ 12.80       $ 12.68       $ 12.73       $ 12.85       $ 12.39       $ 13.54

Total Return
 (excludes sales charges)           1.28%<F2>    6.12%         5.77%         4.53%        10.82%        (4.31)%<F2>   12.34%

Ratios/Supplemental Data:
Net Assets,
 End of Period (000)             $14,899      $18,073       $15,335       $13,754       $15,374       $17,840       $28,530
Ratio of expenses to
 average net assets                 0.95%<F3>    0.94%         0.94%         0.93%         1.16%         0.91%<F3>     0.87%
Ratio of net investment
 income to average net assets       4.75%<F3>    4.85%         5.32%         5.25%         5.50%         5.33%<F3>     5.28%
Ratio of expenses to
 average net assets<F1>             1.29%<F3>    1.35%         1.49%         1.58%         1.96%         1.25%<F3>     0.96%
Ratio of net investment
 income to average net assets<F1>   4.41%<F3>    4.44%         4.77%         4.60%         4.70%         4.99%<F3>     5.19%
Portfolio turnover<F6>                 5%          38%           11%            0%           18%           18%           12%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory New York Tax-Free Portfolio became the New York Tax-Free Fund.

<F5> Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                          Financial Highlights--continued

                                                                      New York Tax-Free Fund

                                                                              Class B

                                     Six
                                     Months       Year            Year            Year            Year            September 26,
                                     Ended        Ended           Ended           Ended           Ended           1994 to
                                     April 30,    October 31,     October 31,     October 31,     October 31,     October 31,
                                     1999         1998            1997            1996            1995<F4>        1994<F5>

                                     (Unaudited)

Net Asset Value,
 Beginning of Period                 $12.80       $12.69          $12.74          $12.86          $12.39          $12.62

Investment Activities
    Net investment income              0.24         0.49            0.57            0.57            0.85            0.07
    Net realized and
     unrealized gains
     (losses) from investments        (0.13)        0.12            0.03           (0.10)           0.36           (0.23)

      Total from
       Investment Activities           0.11         0.61            0.60            0.47            1.21           (0.16)

Distributions
    Net investment income             (0.24)       (0.48)          (0.56)          (0.57)          (0.74)          (0.07)
    In excess of net
     investment income                   --           --           (0.05)          (0.01)             --              --
    Net realized gains                   --        (0.02)          (0.04)          (0.01)             --              --

      Total Distributions             (0.24)       (0.50)          (0.65)          (0.59)          (0.74)          (0.07)

Net Asset Value, End of Period       $12.67       $12.80          $12.69          $12.74          $12.86          $12.39

Total Return
 (excludes sales charges)              0.83%<F2>    4.96%           4.88%           3.72%          10.18%          (1.25)%<F2>

Ratios/Supplemental Data:
Net Assets, End of Period (000)      $3,481       $3,437          $2,731          $2,515          $1,953             <F6>
Ratio of expenses to
 average net assets                    2.01%<F3>    1.99%           1.82%           1.65%           2.02%           0.52%<F3>
Ratio of net investment income
 to average net assets                 3.70%<F3>    3.81%           4.46%           4.52%           5.94%           5.94%<F3>
Ratio of expenses to
 average net assets<F1>                2.35%<F3>    2.36%           2.68%           2.34%           2.25%           0.86%<F3>
Ratio of net investment income
 to average net assets<F1>             3.36%<F3>    3.43%           3.60%           3.83%           5.71%           5.60%<F3>
Portfolio turnover<F7>                    5%          38%             11%              0%             18%             18%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory New York Tax-Free Portfolio became the New York Tax-Free Fund.

<F5> Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.

<F6> Amount is less than $1,000.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                      Financial Highlights

                                                               Ohio Municipal Bond Fund

                                                                                                                   Class G
                                                                          Class A Shares                           Shares

                                Six                                                                                March 26,
                                Months       Year          Year          Year          Year          Year          1999
                                Ended        Ended         Ended         Ended         Ended         Ended         through
                                April 30,    October 31,   October 31,   October 31,   October 31,   October 31,   April 30,
                                1999         1998          1997          1996          1995          1994          1999<F4><F5>
                                (Unaudited)                                                                        (Unaudited)

Net Asset Value,
 Beginning of Period            $ 12.04      $ 11.72       $ 11.43       $ 11.32       $ 10.33       $ 11.52       $  11.79

Investment Activities
    Net investment income          0.25         0.51          0.53          0.54          0.52          0.49           0.04
    Net realized and
     unrealized gains
     (losses) from investments    (0.09)        0.42          0.29          0.11          1.00         (0.94)         (0.03)

      Total from
       Investment Activities       0.16         0.93          0.82          0.65          1.52         (0.45)          0.01

Distributions
    Net investment income         (0.25)       (0.51)        (0.53)        (0.54)        (0.52)        (0.49)         (0.04)
    In excess of net
     investment income               --           --            --            --         (0.01)           --             --
    Net realized gains            (0.18)       (0.10)           --            --            --         (0.25)            --

      Total Distributions         (0.43)       (0.61)        (0.53)        (0.54)        (0.53)        (0.74)         (0.04)

Net Asset Value,
 End of Period                  $ 11.77      $ 12.04       $ 11.72       $ 11.43       $ 11.32       $ 10.33       $  11.76

Total Return
 (excludes sales charges)          1.36%<F2>    8.18%         7.37%         5.87%        15.03%        (4.08)%        (0.17)%<F2>

Ratios/Supplemental Data:
Net Assets,
 End of Period (000)            $83,105      $82,704       $78,043       $73,463       $60,031       $57,704       $122,665
Ratio of expenses to
 average net assets<F6>            0.92%<F3>    0.91%         0.89%         0.89%         0.66%         0.51%          0.87%<F3>
Ratio of net investment
 income to average net
 assets<F6>                        4.20%<F3>    4.31%         4.60%         4.72%         4.78%         4.58%          4.22%<F3>
Ratio of expenses to
 average net assets<F1>            1.14%<F3>    1.13%         0.99%         1.05%         0.94%         1.09%          1.07%<F3>
Ratio of net investment income
 to average net assets<F1>         3.98%<F3>    4.09%         4.50%         4.56%         4.49%         4.01%          4.02%<F3>
Portfolio turnover<F4>               51%          95%           74%           81%          125%           53%            51%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Period from commencement of operations.

<F5> Effective March 26, 1999, the Gradison Ohio Tax-Free Fund merged into the Victory Ohio Municipal Bond Fund.

<F6> On March 26, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of
     0.91% until at least April 1, 2001. The Adviser has also agreed to waive its management fee for Class A shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.



See notes to financial statements.

The Victory Portfolios                            Schedules of Investments
Balanced Fund                                               April 30, 1999

(Amounts in Thousands, Except Shares)                          (Unaudited)

                                            Shares or
                                            Principal        Market
Security Description                        Amount           Value

Commercial Paper (4.0%)

Associates Corp., N.A.,
4.95%, 5/3/99                               $ 18,810         $ 18,810

Total Commercial Paper (Cost $18,810)                          18,810

Common Stocks (55.9%)

Aerospace/Defense (0.6%):
AlliedSignal, Inc.                            41,400            2,433

Boeing Co.                                    10,000              406

                                                                2,839

Aluminum (0.6%):
Alcoa, Inc. (d)                               43,400            2,702

Automobiles (1.3%):
DaimlerChrysler AG (b)                        19,328            1,898

Ford Motor Co.                                14,041              898

General Motors Corp.                          35,000            3,112
                                                                5,908

Banks (4.3%):
Bank of America Corp.                         54,090            3,894

First Union Corp. (d)                         86,700            4,801

Mellon Bank Corp.                             69,000            5,128

U.S. Bancorp (d)                              30,000            1,112

Wells Fargo & Co.                            120,000            5,182

                                                               20,117

Beverages (0.6%):
Anheuser-Busch Cos., Inc.                     20,000            1,463

PepsiCo, Inc.                                 40,000            1,477

                                                                2,940

Chemicals -- General (0.8%):
Air Products & Chemicals, Inc. (d)            56,000            2,632

E.I. du Pont de Nemours & Co.                 15,000            1,059

                                                                3,691

Computers & Peripherals (3.7%):
Cisco Systems, Inc. (d) (b)                   35,500            4,049

Hewlett-Packard Co.                           52,800            4,165

International Business
Machines Corp.                                43,000            8,995
                                                               17,209

Conglomerates (1.6%):
General Electric Co.                          46,300            4,885

Textron, Inc.                                 28,800            2,653

                                                                7,538

Containers (0.6%):
Newell Rubbermaid, Inc.                       44,600            2,116

Sonoco Products Co.                           33,000              852

                                                                2,968

Cosmetics & Related (0.7%):
Avon Products, Inc. (d)                       59,200         $  3,215

Diversified (0.3%):
Berkshire Hathaway, Inc. (b)                     619            1,529

Electrical Equipment (0.7%):
Emerson Electric Co.                          53,200            3,431

Electronic & Electrical -- General (0.7%):

Motorola, Inc. (d)                            41,000            3,285

Entertainment (1.0%):
The Walt Disney Co. (d)                       14,000              445

Viacom, Inc., Class B (b)                    107,400            4,389

                                                                4,834

Environmental Control (0.6%):
Waste Management, Inc.                        50,025            2,826

Financial & Insurance (0.7%):
Lincoln National Corp.                        32,000            3,074

Financial Services (2.7%):
Fannie Mae                                    78,200            5,548

Franklin Resources, Inc.                      65,000            2,600

Transamerica Corp.                            63,178            4,501

                                                               12,649

Food Processing & Packaging (1.0%):
ConAgra, Inc.                                 98,000            2,437

Sara Lee Corp.                               106,000            2,359

                                                                4,796

Food Products (0.4%):
General Mills, Inc.                           23,000            1,682

Forest Products --
Lumber & Paper (0.4%):

Bowater, Inc. (d)                              9,000              483

Mead Corp.                                    28,000            1,170

                                                                1,653

Health Care (0.5%):

Columbia/HCA Healthcare Corp.                 97,500            2,407

Industrial Goods & Services (0.3%):
Parker Hannifin Corp.                         30,000            1,408

Insurance (0.3%):
Everest Reinsurance Holdings, Inc.            40,500            1,228
Insurance -- Multi-Line (1.1%):

Allstate Corp.                               147,884            5,379

Medical Supplies (0.5%):
Biomet, Inc.                                  13,000              533

Medtronic, Inc.                               28,000            2,014

                                                                2,547

Metals & Mining (0.1%):
Kennametal, Inc. (d)                          22,000              584

Oil & Gas Exploration,
Production & Services (1.5%):

Anadarko Petroleum Corp.                      20,000         $    759

Enron Corp.                                   67,600            5,087

USX -- Marathon Group                         40,000            1,250

                                                                7,096

Oil-Integrated Companies (5.5%):
Amerada Hess Corp.                            22,000            1,254

Atlantic Richfield Co.                         8,000              672

Chevron Corp.                                 67,001            6,683

Mobil Corp.                                   51,400            5,384

Phillips Petroleum Co. (d)                    44,600            2,258

Royal Dutch Petroleum Co.,
New York Shares                                5,800              340

Texaco, Inc. (d)                             119,000            7,468

Unocal Corp.                                  51,000            2,120

                                                               26,179

Oilfield Services & Equipment (1.2%):
Baker Hughes, Inc.                            84,600            2,527

Schlumberger, Ltd.                            47,000            3,003

                                                                5,530

Paint, Varnishes, Enamels (0.2%):
Sherwin-Williams Co.                          26,400              822

Pharmaceuticals (4.4%):
Abbott Laboratories                           85,000            4,117
American Home Products Corp.                  76,800            4,685

Bristol-Myers Squibb Co.                      66,000            4,195

McKesson HBOC, Inc.                           22,000              770

Pfizer, Inc.                                  62,200            7,157

                                                               20,924

Publishing (0.9%):
Time Warner, Inc. (d)                         61,000            4,270

Railroads (0.8%):
Union Pacific Corp.                           61,000            3,660

Retail (1.7%):
Dayton Hudson Corp.                           91,800            6,179

Wal-Mart Stores, Inc. (d)                     37,600            1,730

                                                                7,909

Retail -- Department Stores (0.7%):
J. C. Penney Co., Inc.                        16,000              730

May Department Stores Co.                     61,500            2,448

                                                                3,178

Retail -- Drug Stores (0.8%):
Walgreen Co.                                 139,200            3,741

Retail -- Specialty Stores (0.8%):
AutoZone, Inc. (d) (b)                        30,000         $    900

Lowe's Cos., Inc.                             56,000            2,954

                                                                3,854

Semiconductors (1.8%):
Altera Corp. (b)                              19,000            1,373

Intel Corp.                                   96,800            5,923

LSI Logic Corp. (d) (b)                       40,000            1,360

                                                                8,656

Software & Computer
Services (1.7%):

Microsoft Corp. (b)                           54,000            4,391

Oracle Corp. (d) (b)                         126,625            3,427

                                                                7,818

Steel (0.1%):
USX -- U.S. Steel Group, Inc.                 17,100              517

Telecommunications (2.1%):
ALLTEL Corp. (d)                              51,000            3,439

MCI Worldcom, Inc. (d)                        79,292            6,502

                                                                9,941

Telecommunications --
Services & Equipment (0.4%):
Lucent Technologies, Inc. (d)                  32,704           1,966

Tobacco & Tobacco Products (0.3%):
Philip Morris Cos., Inc.                       38,000           1,332

Utilities -- Electric (1.7%):
Consolidated Edison Co.
of New York, Inc.                             37,400            1,699

Duke Energy Corp.                             50,000            2,801

FirstEnergy Corp.                             15,000              445

PacifiCorp                                    80,000            1,335

Texas Utilities Co.                           47,000            1,868

                                                                8,148

Utilities --
Telecommunications (3.2%):
Ameritech Corp.                               98,000            6,707

AT&T Corp. (d)                                78,177            3,948

GTE Corp.                                     65,500            4,384

                                                               15,039

Total Common Stocks (Cost $161,628)                           263,019

Foreign Common Stocks (4.5%)

Australia (0.2%):
Banks (0.0%):
National Australia Bank Ltd.                   7,155         $    140

Leisure -- Recreation,
Gaming (0.1%):
Aristocrat Leisure Ltd.                       35,000              225

Media (0.0%):
News Corp. Ltd.                                5,000               42

Publishing (0.1%):
Publishing & Broadcasting Ltd.                32,000              215

Telecommunications (0.0%):
Telstra Corp. Ltd. ADR                         1,150              124

Total Australia                                                   746

Brazil (0.0%):
Food Distributors, Supermarkets
& Wholesalers (0.0%):
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar                            1,500               26

Telecommunications (0.0%):
Telecomunicacoes Brasileiras,
Telebras-SA, ADR                                 400               37

Utilities --
Telecommunications (0.0%):
Telecomunicacoes Brasileiras
S/A-Telebras ADR                                 400                0

Total Brazil                                                       63

Britain (0.9%):
Aerospace/Defense (0.0%):
British Aerospace PLC                         16,035              120

Banks (0.1%):
HSBC Holdings PLC                              4,000              149

Lloyds TSB Group PLC                          22,300              359

                                                                  508

Food Distributors, Supermarkets
& Wholesalers (0.0%):
Compass Group PLC                             15,400              156

Newspapers (0.0%):
Person PLC                                     7,000              149

Oil & Gas Exploration,
Production & Services (0.2%):
British Petroleum Co. PLC                     28,266              536

Pharmaceuticals (0.3%):
Glaxo Wellcome PLC                            15,500              458

SmithKline Beecham PLC                        36,000              475
                                                                  933

Retail (0.1%):
Kingfisher PLC                                19,000              285

Telecommunication Services (0.0%):
Energis PLC (b)                                3,900         $    105

Telecommunications (0.1%):
Vodafone Group PLC                            28,000              513

Utilities --
Telecommunications (0.1%):
British Telecommunications PLC                31,238              525

Total Britain                                                   3,830

Canada (0.1%):

Diversified (0.1%):
Bombardier Inc., Class B                      10,900              169
Oil & Gas Exploration,

Production & Services (0.0%):
Suncor Energy, Inc.                            4,000              160

Telecommunications (0.0%):
Northern Telecom Ltd.                          1,100               75

Total Canada                                                      404

Finland (0.1%):

Banks (0.0%):
Merita Ltd., Class A                          17,097              102

Telecommunications (0.1%):
Nokia OYJ, Class A                             4,374              338

Total Finland                                                     440

France (0.6%):

Automobiles (0.0%):
PSA Peugeot Citroen                              633              105

Valeo SA                                       1,100               93

                                                                  198

Banks (0.0%):
Banque Nationale de Paris                      1,573              131

Computer Services (0.0%):
Cap Gemini SA                                    749              115

Cosmetics & Related (0.1%):
L'OREAL                                          440              282

Diversified (0.2%):
Vivendi                                        1,690              396

Electronic & Electrical --
General (0.0%):
Rexel                                          1,300              108

Electronic Components/
Instruments (0.0%):
Legrand SA                                       500              120

Insurance (0.1%):
AXA SA                                         1,880              243

Oil-Integrated Companies (0.1%):
Total SA, Class B                              1,950              267

Retail -- Department Stores (0.1%):
Pinault-Printemps-Redoute SA                   1,700              282

Semiconductors (0.0%):
ST Microelectronics N.V.                       2,200         $    229

Total France                                                    2,371

Germany (0.2%):

Automobiles (0.1%):
DaimlerChrysler AG (b)                         3,408              337

Banks (0.0%):
Dresdner Bank AG                               3,100              134

Chemicals -- General (0.0%):
BASF AG                                        1,900               83

Insurance (0.1%):
Allianz AG                                       750              239

Retail (0.0%):
Douglas Holding AG                             3,400              157

Douglas Holding AG-New                           270               12

                                                                  169

Software & Computer
Services (0.0%):
Systeme, Anwendungen,
Produkte In Der Datenver                         300               96

Total Germany                                                   1,058

Greece (0.0%):

Banks (0.0%):
National Bank of Greece                        1,380               95

Utilities --
Telecommunications (0.0%):
Hellenic Telecommunications
Organization SA                                3,244               75

Total Greece                                                      170

Hong Kong (0.1%):

Appliances & Household
Products (0.0%):
Guangdong Kelon Electric Holdings            112,000              101

Financial Services (0.0%):
Guoco Group Ltd.                              43,000              113

Newspapers (0.0%):
South China Morning Post
(Holdings) Ltd.                               64,000               39

Real Estate (0.1%):
Hutchison Whampoa Ltd.                        10,000               90

Sun Hung Kai Properties Ltd.                   8,000               70

                                                                  160

Telecommunications (0.0%):
Hong Kong Telecom Ltd.                        49,000              132

Total Hong Kong                                                   545

Hungary (0.0%):

Oil-Integrated Companies (0.0%):
MOL Magyar Olaj-es Gazipari Rt. (c)            1,000               22

Telecommunications (0.0%):

Magyar Tavkozlesi Rt ADR (b)                   6,400         $    180

Total Hungary                                                     202

India (0.0%):

Tobacco & Tobacco Products (0.0%):
ITC Ltd. GDR                                   2,300               65

Total India                                                        65

Ireland (0.1%):

Banks (0.0%):
Allied Irish Banks PLC                        21,000              339

Building Materials (0.1%):
CRH PLC                                       12,000              236

Total Ireland                                                     575

Italy (0.3%):

Banks (0.1%):
Banca Commeriale Italiana                     25,000              206

San Paolo-IMI SpA                             19,405              292

                                                                  498

Insurance -- Multi-Line (0.0%):
Assicurazioni Generali                         6,000              234

Oil & Gas Exploration,
Production & Services (0.0%):
ENI SpA                                       15,181              100

Utilities -- Telecommunications (0.2%):
Telecom Italia Mobile SpA                     55,000              327

Telecom Italia SpA                            44,883              242

                                                                  569

Total Italy                                                     1,401

Japan (1.0%):

Beverages (0.0%):
Kirin Brewery Co. Ltd.                         7,000               79

Business Services (0.0%):
Secom & Co. Ltd.                               1,000               98

Computers & Peripherals (0.1%):
Canon, Inc.                                    6,000              147

Fujitsu Ltd.                                  11,000              188

                                                                  335

Construction (0.0%):
Sekisui House Ltd.                            20,000              224

Cosmetics & Related (0.1%):
Kao Corp.                                     12,000              305

Electronic & Electrical --
General (0.1%):
Fanuc                                          1,000               44

Matsushita Electric Industrial Co. Ltd.        4,000               76

Murata Mfg. Co. Ltd.                           2,000              114

Sharp Corp.                                   16,000         $    188

Financial Services (0.1%):
Takefuji Corp.                                 4,000              332

Insurance (0.0%):
Tokio Marine & Fire Insurance Co.             16,000              186

Medical Equipment
& Supplies (0.1%):
Terumo Corp.                                  13,000              283

Pharmaceuticals (0.1%):
Sankyo Co. Ltd.                                9,000              189

Takeda Chemical Industries                     4,000              174

                                                                  363

Photography (0.0%):
Fuji Photo Film                                2,000               76

Retail (0.1%):
Ito-Yokado Co. Ltd.                            2,000              123

Marui Co. Ltd.                                11,000              182

Seven-Eleven Japan                             2,000              171

                                                                  476

Software & Computer
Services (0.1%):
NTT Data Corp.                                    44              348

Utilities -- Electric (0.0%):
Tokyo Electric Power                           5,000              107

Utilities -- Telecommunications (0.2%):
Nippon Telephone & Telegraph                      21              228

NTT Mobile Communication Network, Inc.             7              410

                                                                  638

Total Japan                                                     4,272

Malaysia (0.0%):

Automobiles (0.0%):
Oriental Holdings Berhad                      42,000               71

Total Malaysia                                                     71

Mexico (0.0%):

Financial Services (0.0%):
Grupo Financiero Banamex Accival
SA de CV, Class B                             26,000               66

Retail (0.0%):
Controladora Comercial Mexicana
SA de CV                                      52,000               55

Total Mexico                                                      121

Netherlands (0.2%):

Banks (0.1%):
ING Groep N.V.                                 4,797              296

Insurance (0.1%):
Aegon N.V.                                     3,015              289

Oil-Integrated Companies (0.0%):
Royal Dutch Petroleum Co.                      2,000         $    117

Software & Computer
Services (0.0%):
CMG PLC                                        7,500              207

Total Netherlands                                                 909

New Zealand (0.0%):

Newspapers (0.0%):
Independent Newspapers Ltd.                   11,300               48

Telecommunications (0.0%):
Telecom Corp. of New Zealand Ltd.              8,000               42

Total New Zealand                                                  90

Norway (0.0%):

Banks (0.0%):
Den Norske Bank ASA                           22,000               80

Total Norway                                                       80

Philippines (0.0%):

Banks (0.0%):
Bank of Philippine Islands                    19,000               60

Total Philippines                                                  60

Portugal (0.0%):

Banks (0.0%):
Banco Commercial Portugues SA                  3,000               85

Utilities --
Telecommunications (0.0%):
Portugal Telecom SA                            1,800               75

Total Portugal                                                    160

Singapore (0.0%):

Transportation (0.0%):
Keppel Corp. Ltd.                             15,000               43

Total Singapore                                                    43

South Africa (0.0%):

Computers & Peripherals (0.0%):
Datatec Ltd.                                   3,500               57

Metals & Mining (0.0%):
Gold Fields of South Africa Ltd.              24,000               46

Total South Africa                                                103

South Korea (0.0%):

Electrical Equipment (0.0%):
Samsung Electronics ADR                        2,100               81

Total South Korea 81

Spain (0.2%):

Banks (0.1%):
Banco Santander SA                            10,200              221

Corporation Bancaria de Espana SA              9,000              212

                                                                  433

Utilities -- Electric (0.0%):
Endesa SA                                      7,000              156

Utilities -- Telecommunications (0.1%):
Telefonica de Espana                           5,980         $    281

Total Spain                                                       870

Sweden (0.0%):

Telecommunications --
Equipment (0.0%):
Telefonaktiebolaget LM Ericsson,
Class B                                        8,800              232

Total Sweden                                                      232

Switzerland (0.4%):

Banks (0.1%):
UBS AG, Registered                               945              322

Business Services (0.0%):
Adecco SA (b)                                    340              172

Insurance (0.1%):
Baloise Holding Ltd., Registered                 150              123

Zurich Allied AG                                 584              377

                                                                  500

Pharmaceuticals (0.2%):
Novartis AG, Registered                          186              273

Roche Holding AG                                  48              565

                                                                  838

Total Switzerland                                               1,832

Taiwan (0.1%):

Software & Computer
Services (0.0%):
Asustek Computer, Inc. GDR (b)                 7,900              107

Transportation (0.1%):
Evergreen Marine GDR                           4,800               71

Evergreen Marine GDR (c) (b)                   4,800               71

                                                                  142

Total Taiwan                                                      249

Turkey (0.0%):

Banks (0.0%):
Yapi ve Kredi Bankasi AS GDR                   2,792               68

Total Turkey                                                       68

Total Foreign Common Stocks (Cost $17,332)                     21,111

Preferred Stocks (0.0%)

Germany (0.0%):

Automobiles (0.0%):
Volkswagen AG                                  1,900               80

Consumer Products (0.0%):
Gardena Holding AG                             3,888               74

Total Preferred Stocks (Cost $143)                                 154

Asset Backed Securities (4.6%)

American Express Credit Account
  Master Trust, 6.40%, 4/15/05,
  Series 1997-1, Class A                    $    680         $    684

CIT Recreational Vehicle Trust,
  5.92%, 3/15/07,
  Series 1998-A, Class A2                      1,420            1,425

Commonwealth Edison,
  5.44%, 3/25/07,
  Series 1998-1, Class A5                        515              502

Federal National Mortgage Assoc.,
  6.00%, 6/18/25,
  Series 1998-36, Class N                      2,063            1,984

First Union Commercial Mtge. Trust,
  6.07%, 10/15/08,
  Series 1999-C1, Class A2                       680              668

First USA Credit Card Master Trust,
  6.42%, 3/17/05,
  Series 1997-6, Class A                         860              875

First USA Credit Card Master Trust,
  5.28%, 9/18/06,
  Series 1998-9, Class A                         670              662

First USA Credit Card Master Trust,
  5.08%*, 10/19/06,
  Series 1999-1, Class A                       1,463            1,463

GE Capital Mortgage Services, Inc.,
  6.75%, 8/25/28,
  Series 1998-13, Class A3                     1,718            1,713

MBNA Master Credit Card Trust,
  5.80%, 12/15/05,
  Series 1998-D, Class A                       1,400            1,404

Morgan Stanley Capital Corp.,
  6.21%, 11/15/31,
  Series 1999-WF1, Class A2                      670              664

Nationsbank Credit Card Master Trust,
  6.45%, 4/15/03,
  Series 1995-1, Class A                         910              928

Norwest Asset Securities Corp.,
  6.75%, 5/25/28,
  Series 1998-10, Class A3                     2,700            2,693

Norwest Asset Securities Corp.,
  6.75%, 6/25/28,
  Series 1998-12, Class A9                     1,814            1,776

Peco Energy, 6.05%, 3/1/09,
  Series 1999-A, Class A6                        780              778

Premier Auto Trust,
  5.07%, 7/8/02,
  Series 1998-5, Class A3                        800              792

Residential Accredit Loans, Inc.,
  6.75%, 2/25/27,
  1997-QS1 Class A10                             700              705

Residential Accredit Loans, Inc.,
  6.75%, 7/25/28,
  Series 1998-QS7, Class CB2                $  1,890         $  1,893

Total Asset Backed Securities (Cost $21,664)                   21,609

Convertible Bonds (0.0%)

Banks (0.0%):
Mitsubishi Bank International Finance
  Bermuda, 3.00%, 11/30/02                       114              125

Total Convertible Bonds (Cost $134)                               125

Corporate Bonds (9.9%)

Automobiles (0.2%):
Ford Motor Co.,
  9.00%, 9/15/01                                 100              107

General Motors Corp.,
  6.63%, 10/15/05                                780              787
                                                                  894

Banks (0.1%):
First Union Corp.,
  6.88%, 9/15/05                                 635              654

Beverages (0.2%):
Seagram Co. Ltd.,
  6.25%, 12/15/01                                300              300

Seagram Co. Ltd.,
  7.50%, 12/15/18                                525              533

                                                                  833

Business Services (0.3%):
Cendant Corp.,
  7.75%, 12/1/03                                 650              668

Comdisco, Inc.,
  5.95%, 4/30/02                                 555              555

                                                                1,223

Commercial Banking (0.2%):
Abbey National PLC,
  6.70%, 6/29/49,
  Callable 6/15/08 @100                          805              787

Diversified (0.1%):
Tyco International Ltd.,
  7.00%, 6/15/28                                 410              406

Electronic & Electrical --
General (0.7%):
Motorola, Inc.,
  6.50%, 11/15/28                                365              347

Sony Corp.,
  6.13%, 3/4/03                                2,800            2,814

                                                                3,161

Energy (0.2%):
KN Energy, Inc.,
  6.45%, 3/1/2003                           $    240         $    242

KN Energy, Inc.,
  6.65%, 3/1/05                                  485              491
                                                                  733

Entertainment (0.3%):
CBS Corp.,
  6.88%, 9/1/03                                  400              403

Viacom, Inc.,
  7.75%, 6/1/05                                1,075            1,139

                                                                1,542

Environmental Control (0.1%):
USA Waste Services,
  7.00%, 7/15/28                                 575              554

Financial Services (1.1%):
Capital One Financial Corp.,
  6.15%, 6/1/01                                  345              342

Citigroup, Inc.,
  5.80%, 3/15/04 (d)                             895              887

Farmers Exchange Capital,
  7.05%, 7/15/28                                 455              423

Heller Financial, Inc.,
  6.00%, 3/19/04 (d)                             970              960

Household International, Inc.,
  6.00%, 5/1/04                                  680              676

Household International, Inc.,
  5.88%, 2/1/09                                  640              610

Lehman Brothers Holdings, Inc.,
  6.00%, 2/26/01                                 345              344

Lehman Brothers Holdings, Inc.,
  6.63%, 4/1/04                                  615              615

Morgan Stanley Dean Witter & Co.,
  5.63%, 1/20/04                                 580              568

                                                                5,425

Food Processing & Packaging (0.2%):
Nabisco, Inc.,
  6.00%, 2/15/01                                 925              924

Industrial Goods & Services (0.4%):
Monsanto Co.,
  6.60%, 12/1/28                                 800              761

Motorola, Inc.,
  5.80%, 10/15/08                                415              404

Owens Corning,
  7.50%, 5/1/05                                  550              559

                                                                1,724

Insurance (0.8%):
American General Finance,
  5.80%, 3/15/02                                 390              389

Aon Capital Trust A,
  8.21%, 1/1/27,
  Guaranteed by Aon Corp. (c)               $    485         $    527

Liberty Mutual,
  8.20%, 5/4/07 (c) (d)                          780              847

Lumbermens Mutual,
  8.30%, 12/1/37 (c)                             230              233

Metropolitan Life Insurance Co.,
  6.30%, 11/1/03 (c)                           1,800            1,780

                                                                3,776

Manufactured Housing (0.1%):
Oakwood Homes Corp.,
  7.88%, 3/1/04                                  670              670

Media (0.4%):
Time Warner, Inc.,
  7.75%, 6/15/05                               1,750            1,870

Oil & Gas Exploration,
Production & Services (1.1%):
Baker Hughes, Inc.,
  6.00%, 2/15/09                                 460              442

Baker Hughes, Inc.,
  6.88%, 1/15/29 (d)                             615              602

Noble Drilling Corp.,
  7.50%, 3/15/19                                 625              641

Occidental Petroleum Corp.,
  8.45%, 2/15/29                                 485              522

USX Corp.,
  7.20%, 2/15/04                                 760              770

Valero Energy Corp.,
  7.38%, 3/15/06                               1,005            1,013

Williams Cos.,
  6.20%, 8/1/02                                1,020            1,003

Williams Cos., Inc.,
  6.13%, 12/1/03                                 450              442

                                                                5,435

Oil-Integrated Companies (0.5%):
Phillips Petroleum Co.,
  6.65%, 3/1/03                                  800              818

Phillips Petroleum Co.,
  6.38%, 3/30/09                                 485              484

Texaco Capital Corp.,
  5.50%, 1/15/09                                 335              317

Unocal Corp.,
  7.00%, 5/1/28                                  690              667

                                                                2,286

Paper Products (0.3%):
Abitibi-Consolidated, Inc.,
  6.95%, 4/1/08                                  525              515

Fort James Corp.,
  6.63%, 9/15/04                            $    500         $    505

International Paper Co.,
  7.63%, 1/15/07                                 350              371

                                                                1,391

Publishing (0.1%):
Knight Ridder,
  6.88%, 3/15/29                                 680              666

Railroads (0.1%):
Union Pacific Corp.,
  6.63%, 2/1/29                                  580              547

Real Estate (1.0%):
Cabot Industrial Trust,
  7.13%, 5/1/04                                  500              496

Camden Property Trust,
  7.00%, 4/15/04                                 505              508

EOP Operating LP,
  6.75%, 2/15/08                               2,460            2,413

Simon Property Group, Inc.,
  6.75%, 6/15/05                                 690              673

Spieker Properties, Inc.,
  6.90%, 1/15/04                                 610              603

                                                                4,693

Retail (0.4%):
Dayton Hudson Corp.,
  5.88%, 11/1/08                                 460              447

J.C. Penney & Co., Inc.,
  7.63%, 9/1/97                                  420              398

J.C. Penny & Co., Inc.,
  7.60%, 4/1/07                                  300              315

Saks, Inc.,
  8.25%, 11/15/08                                555              600

                                                                1,760

Telecommunications (0.6%):
360 Communications Co.,
  7.50%, 3/1/06                                  740              789

AT&T Capital Corp.,
  6.88%, 1/16/01                                 495              503

GTE Corp.,
  6.94%, 4/15/28                                 355              356

Telecommunications, Inc.,
  9.80%, 2/1/12                                  920            1,187

                                                                2,835

Tobacco & Tobacco Products (0.2%):
Phillip Morris Cos, Inc.,
  7.00%, 7/15/05                                 860              879

Utilities -- Electric (0.2%):
Korea Electric Power,
  6.34%, 12/1/03                               1,175            1,125

Utilities --
Telecommunications (0.0%):
Bell Atlantic Financial Service,
  5.75%, 4/1/03,
  Callable 4/1/01 @102.3 (c)                $    102         $    110

Total Corporate Bonds (Cost $47,372)                           46,903

Rights & Warrants (0.0%)

Greece (0.0%):

National Bank of Greece,
  Expire 5/28/99                                   3                9

Total Greece                                                        9

Spain (0.0%):

Telecommunications (0.0%):
Telefonica SA, Expire 5/20/99                      6                6

Total Spain                                                         6

Total Rights & Warrants (Cost $0)                                  15

Foreign Government Bonds (0.1%)

Canada (0.1%):

British Columbia,
  5.38%, 10/29/08                                650              616

Total Foreign Government Bonds (Cost $647)                        616

U.S. Government Agencies (2.1%)

Federal National Mortgage
Assoc. (1.9%):
5.13%, 2/13/04 (d)                               649              635
7.12%, 7/3/06                                  1,740            1,875
6.50%, 4/26/09 (d)                             1,920            1,918
6.16%, 8/7/28 (d)                              3,980            3,865
5.96%, 9/11/28 (d)                               745              701
                                                                8,994

U.S. Government Loan Trust (0.2%):

U.S. Government Loan Trust --
Isreal, 8.5%, 4/1/06 Series 1-B                  788              863

Total U.S. Government Agencies (Cost $9,994)                    9,857

U.S. Government Mortgage Backed (13.0%)

Federal Home Loan Mortgage
Corp. (4.7%):
6.00%, 1/1/29-2/1/29                        $  1,695         $  1,645
6.50%, 1/15/22-4/1/29                          8,840            8,755
7.00%, 7/1/28-11/1/28                          5,582            5,938
7.50%, 4/1/14-11/1/28                          5,195            5,358
8.00%, 10/1/28-1/1/29                            758              789
8.50%, 7/1/21-1/1/29                           1,313            1,383
                                                               23,868

Federal National Mortgage
Assoc. (6.2%):
6.00%, 11/1/13-4/1/29                          5,052            4,939
6.50%, 7/1/13-3/1/29                          13,142           13,051
7.00%, 9/25/23-3/1/29                          5,968            6,067
7.50%, 6/1/27-10/1/28                          2,297            2,362
8.00%, 7/1/28                                    222              231
8.50%, 11/1/17                                 1,011            1,061
10.00%, 6/17/27                                1,402            1,513
                                                               29,224

Government National Mortgage
Assoc. (1.8%):
7.00%, 12/15/22-4/15/29                        6,734            6,832
8.50%, 9/15/28-2/15/29                         1,015            1,072
9.00%, 11/15/16-9/15/19                          327              347
9.50%, 7/15/09                                   107              115
                                                                8,366

Total U.S. Government Mortgage Backed
(Cost $61,851)                                                 61,458

U.S. Treasury Securities (5.5%)

U.S. Treasury Notes (5.5%):
5.88%, 8/31/99 (d)                          $  6,184         $  6,207
4.63%, 11/30/00 (d)                            8,828            8,768
6.38%, 8/15/02 (d)                               897              927
4.75%, 2/15/04 (d)                             1,173            1,150
4.50%, 11/15/08                                  756              722
0.00%, 8/15/20 (d)                             2,700              751
6.13%, 11/15/27 (d)                              350              362
5.25%, 11/15/28 (d)                            7,074            6,541
5.25%, 2/15/29 (d)                               609              572
                                                               26,000

Total U.S. Treasury Securities (Cost $26,166)                  26,000

Securities Purchased With Cash Collateral (11.7%)

Short Term Securities (5.5%):
General American Funding
  Agreement, 5.10%, 3/29/00                   12,680           12,680

AIM Short Term Prime
  Money Market Fund                            5,570            5,570

AIM Liquid Assets
  Money Market Fund                            7,777            7,777
                                                               26,027

Repurchase Agreements (6.2%):
Merrill Lynch, 4.97%, 5/3/99
  (Collateralized by $10,532
  Hylsa SA de CV, CP, 5/28/99,
  USA Group, CP, 5/28/99,
  Proctor and Gamble, CP, 5/28/99,
  market value $10,493)                       10,000           10,000

Morgan Stanley Dean Witter,
  5.04%, 5/3/99 (Collateralized by
  $12,250 Dean Witter Discover,
  6.88%, 3/3/01, Southwestern
  Electric, 7.00%, 9/7/01,
  Aflac, Inc., 6.50%, 4/9/15,
  Reed Elsevier Capstar, 7.00%,
  5/5/15, market value $12,600)               12,000           12,000

Goldman Sachs Group L.P., 5.04%,
  5/3/99 (See Significant Accounting
  Policies, Securities Lending
  In the Notes to Financial Statements
  for collateral description)               $  7,000          $  7,000

                                                                29,000

Total Securities Purchased
With Cash Collateral (Cost $54,609)                             55,027

Total Investments (Cost $420,767) (a) -- 111.3%                524,704

Liabilities in excess
of other assets -- (11.3%)                                     (53,279)

TOTAL NET ASSETS -- 100.0%                                    $471,425

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands): Unrealized appreciation $109,349 Unrealized depreciation (5,412) Net unrealized appreciation $103,937

(b) Non-income producing securities.

(c) 144a security which is restricted as to resale to institutional investors.

(d) All or a portion of this security was loaned as of April 30, 1999.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1999.

ADR -- American Depository Receipt

CMO -- Collateralized Mortgage Obligation

GDR -- Global Depository Receipt See notes to financial statements. The
       Victory Portfolios Schedules of Investments Convertible Securities Fund April 30, 1999 (Amounts in Thousands, Except Shares) (Unaudited)

THE VICTORY PORTFOLIOS                           Schedules of Investments
Convertible Securities Fund                                April 30, 1999

(Amounts in Thousands, except Shares)                         (Unaudited)

                                            Shares or
                                            Principal        Market
Security Description                        Amount           Value

Commercial Paper (0.8%)

Associates Corp., N.A.,
4.95%, 5/3/99                               $   700          $   700

Total Commercial Paper (Cost $700)                               700

Common Stocks (1.5%)

Banks (1.5%):
Mercantile Bancorp, Inc.                     20,000            1,140

Southwest Bancorp of Texas                   14,000              236

Total Common Stocks (Cost $1,072)                              1,376

Convertible Bonds (46.6%)

Biotechnology (1.1%):
Sepracor, Inc.,
  7.00%, 12/15/05,
  Callable 12/20/01 @ 104                     1,000              975

Broadcasting & Publishing (1.1%):
Scholastic Corp., Subordinated,
  5.00%, 8/15/05,
  Callable 11/16/98 @ 100 (c)                 1,000              953

Commercial Services (3.1%):
CUC International Inc.,
  Subordinated Notes,
  3.00%, 2/15/02,
  Callable 2/15/00 @ 101.2                    1,000              946

International Technology Corp.,
  Subordinated Debentures,
  8.00%, 10/1/06,
  Continuously Callable @ 100                   762              678

Ogden Corp., Euro-Dollar
  Subordinated Notes,
  5.75%, 10/20/02                             1,300            1,209

                                                               2,833

Computers & Peripherals (1.0%):
HMT Technology Corp.,
  Subordinated Notes,
  5.75%, 1/15/04,
  Callable 1/20/00 @ 103.29 (e)               1,500              548

HMT Technology Corp.,
  Subordinated Notes,
  5.75%, 1/15/04,
  Callable 1/20/00 @ 103.29 (c)                 250               91

Quadramed Corp.,
  5.25%, 5/1/05,
  Callable 5/4/01 @ 103                         500              280

                                                                 919

Electronic & Electrical --
General (0.9%):
Lam Research Corp.,
  Subordinated Notes,
  5.00%, 9/1/02                             $   250          $   214

Lam Research Corp.,
  Subordinated Notes,
  5.00%, 9/1/02 (c)                             750              641

                                                                 855

Electronic Components/
Instruments (2.8%):
Atmel SA,
  3.25%, 06/01/02,
  Guaranteed by Atmel Corp., (c)                750              665

Cymer Inc.,
  Subordinated Notes,
  3.50%, 08/06/04,
  Callable 8/9/00 @ 106.372                   1,000              823

VLSI Technology, Inc.,
  Subordinated Notes,
  8.25%, 10/1/05,
  Callable 10/3/99 @ 102.48                   1,000              992
                                                               2,480
Electronics (0.4%):
  LSI Logic Corp., 4.25%, 3/15/04 (c)           280              363

Financial Services (0.6%):
Bell Atlantic Financial,
  4.25%, 9/15/05,
  Callable 9/15/02 @ 104.242 (c)                500              551

Health Care (1.0%):
Quantum Health
  Resources, Inc.,
  Subordinated Debentures,
  4.75%, 10/1/00,
  Callable 10/1/99 @ 100.68                   1,017              920

Health Care -- Animal (1.3%):
Veterinary Centers Of America,
  Subordinated Debentures,
  5.25%, 5/1/06,
  Callable 5/16/99 @ 103                      1,585            1,179

Hotels & Motels (1.1%):
Hilton Hotels Corp.,
  Subordinated Notes,
  5.00%, 5/15/06,
  Callable 5/15/99 @ 102.86 (e)               1,000              970

Insurance (0.0%):
First Central Financial Corp.,
  Subordinated Debentures,
  9.00%, 8/1/00,
  Callable 11/16/98 @ 100.63 (d)                 76                0

Internet Service Provider (0.6%):
Mindspring, Convertible
  Subortinated Notes,
  5.00%, 4/15/06,
  Callable 10/2/99 @ 100.81                 $   500          $   532

Leisure -- Recreation,
Gaming (0.6%):
Family Golf Centers,
  Subordinated Notes,
  5.75%, 10/15/04,
  Callable 10/15/00 @102.875 (e)              1,000              570

Manufacturing -- Machinery (2.5%):
MascoTech, Inc.,
  Subordinated Debentures,
  4.50%, 12/15/03,
  Callable 12/15/98 @ 102                     1,750            1,415

Thermo Fibertek Inc.,
  4.50%, 7/15/04,
  Callable 7/15/00 @ 100,
  Gauaranteed by
  Thermo Electron (c)                         1,000              824

                                                               2,239

Medical Equipment
& Supplies (1.2%):
Thermo Instruments System,
  4.50%, 10/15/03,
  Callable 10/15/99 @ 100 (c)                   350              307

ThermoTrex Corp.,
  3.25%, 11/1/07,
  Callable 11/1/00 @ 100,
  Guaranteed by
  Thermo Electron                             1,220              805

                                                               1,112

Medical -- Biotechnology (2.1%):
Centocor Inc.,
  Subordinated Debentures,
  4.75%, 2/15/05,
  Callable 2/21/01 @ 102.714                    500              532

Chiron Corp.,
  Subordinated Notes,
  1.90% , 11/17/00,
  Callable 11/17/98 @ 95.08                     500              478

Genzyme Corp.,
  Subordinated Notes,
  5.25%, 6/1/05,
  Callable 6/10/01@102.63 (c)                   750              877

                                                               1,887

Medical -- Hospital Services (1.4%):
Medical Care International,
  Subordinated Debentures,
  6.75%, 10/1/06,
  Callable 10/1/01 @ 100                      1,500            1,271

Oil & Gas Exploration, Production &
Services (1.9%):
Lomak Petroleum, Inc.,
  Subordinated Debentures,
  6.00%, 2/1/07,
  Callable 2/1/00 @ 104 (c)                 $   750          $   347

Nabors Industrial Inc.,
  Subordinated Notes,
  5.00%, 5/15/06,
  Callable 5/15/99 @ 103.5 (e)                  750              884

SEACOR SMIT, Inc.,
  Subordinated Notes,
  5.375%, 11/15/06,
  Callable 11/24/99 @ 103.58                    500              500

                                                               1,731

Oil -- Domestic (2.4%):
Kerr-Mcgee Corp.,
  7.50%, 5/15/14,
  Callable 5/15/99 @ 100                      1,000              996

Pennzenergy Co.,
  4.90%, 8/15/08,
  Callable 8/15/00 @ 104                      1,100            1,172

                                                               2,168

Oilfield Services & Equipment (1.3%):
Diamond Offshore Drilling, Inc.,
  Subordinated Notes,
  3.75%, 2/15/07,
  Callable 2/22/01 @ 102.08 (e)                 900              968

Loews Corp.,
  Subordinated Notes,
  3.13%, 9/15/07,
  Callable 9/15/02 @ 101.56,
  Convertible into
  Shares of Diamond
  Offshore Drilling, Inc.                       200              171

                                                               1,139

Pharmaceuticals (3.2%):
ALZA Corp.,
  Subordinated Debentures,
  5.00%, 5/1/06,
  Callable 5/1/01 @ 102.14                    1,100            1,198

Atrix Labs, Inc.,
  Subordinated Notes,
  7.00%, 12/1/04,
  Callable 12/5/00 @ 103 (c)                    500              405

Cetus Corp.,
  Subordinated Debentures,
  5.25%, 5/21/02,
  Continuously Callable @ 100                   300              299

Dura Pharmaceuticals,
  3.50%, 7/15/02,
  Callable 7/15/00 @ 101.4                    1,050              769

Omnicare Inc.,
  5.00%, 12/1/07,
  Callable 12/6/00 @ 103.5                  $   250          $   229

                                                               2,900
Precision Instruments
& Related (3.0%):
Thermo Instruments,
  4.00%, 1/15/05,
  Callable 1/15/01 @ 100                      3,300            2,661

Primary Metal & Mineral
Production (1.3%):
Homestake Mining Co.,
  Subordinated Debenture,
  5.50%, 6/23/00,
  Continuously Callable @ 100 (c)             1,250            1,175

Real Estate (1.3%):
Avatar Holdings,
  Subordinated Notes,
  7.00%, 4/1/05,
  Callable 4/6/01 @ 104                       1,250            1,139

Real Estate Investment Trusts (3.2%):
Health Care Property Investors, Inc.,
  Subordinated Notes,
  6.00%, 11/8/00,
  Callable 11/15/98 @ 100 (c)                   950              933

HRPT Properties,
  7.50%, 10/1/03,
  Callable 10/1/99 @ 100 (e)                    315              304

Macerich Co.,
  Subordinated Notes,
  7.25%, 12/15/02,
  Callable 6/15/02 @ 100 (c)                    500              464

Meditrust,
  Debentures,
  7.50%, 3/1/01,
  Callable @ Par (e)                          1,240            1,194

                                                               2,895

Retail (0.9%):
Amazon.Com,
  4.75, 2/1/09,
  Callable 2/6/02 @ 103.325                     650              821

Retail -- Specialty Stores (1.5%):
Corporate Express, Inc.,
  4.50%, 7/1/00,
  Callable 7/1/99 @ 101.13                      750              671

Michaels Stores, Inc.,
  Subordinated Notes,
  6.75%, 1/15/03,
  Callable 1/15/99 @ 102.62                     500              476

The Sports Authority, Inc.,
  Subordinated Notes,
  5.25%, 9/15/01,
  Callable 9/15/99 @ 102.10 (c) (e)             300              230

                                                               1,377

Semiconductors (0.5%):
Level One Communications,
  Convertible Subordinated Notes,
  4.00%, 9/1/04,
  Callable 9/7/00 @ 102.29                  $   210          $   420

Software & Computer
Services (0.9%):
Arbor Software,
  4.50%, 3/15/05,
  Callable 3/20/01 @ 102.57                     500              335

Doubleclick,
  Convertible Subordinated Notes,
  4.75%, 3/15/06,
  Callable 3/15/03 @ 102.036                    250              443

                                                                 778
Telecommunications --
Equipment (0.3%):
Northern Telecom Ltd.,
  Subordinated Debentures,
  5.25%, 5/15/03,
  Callable 5/15/99 @ 102.1 (c)                  250              269

Transportation Services (1.0%):
Offshore Logistics,
  Subordinated Notes,
  6.00%, 12/15/03,
  Callable 12/15/99 @ 103.43                  1,000              885

Waste Management (1.1%):
Waste Management Technologies,
  Subordinated Notes,
  2.00%, 1/24/05,
  Callable 3/15/00 @ 84.303                     300              336

Waste Management,
  Convertible Subordinated Notes,
  4.00%, 2/1/02,
  Callable 2/1/00 @ 101.6                       500              683

                                                               1,019

Total Convertible Bonds (Cost $44,433)                        41,986

Convertible Preferred Stock (48.0%)

Banks (4.1%):
Jefferson-Pilot Corp.,
  7.25%                                      26,900            3,228

Matewan Bancshares, Inc.,
  7.50%, Series A,
  Callable 3/15/00 @ $26.125                 15,000              465

                                                               3,693

Broadcasting/Cable (4.8%):
Adelphia Communications,
  5.50%, Series D,
  Callable 5/15/02 @ $200                     2,500              511

CSC Holdings, Inc.,
  8.50%, Series I,
  Callable 11/1/99 @ $25.70                  23,000            2,660

Houston Industries, Inc.,
  7.00%                                      10,000          $ 1,180

                                                               4,351

Cosmetics & Related (1.2%):
Estee Lauder,
  6.25%                                      11,500            1,116

Drugs (0.3%):
Mckesson Financing Trust,
  5.00%,
  Callable 3/4/00 @ $51.75                    5,000              266

Food Processing & Packaging (1.2%):
Ralston Purina Co., 7.00%                    23,000            1,070

Food Products (1.0%):
Suzia Foods Corp.,
  5.50%, 4/1/28,
  Callable 4/1/01 @ $51.72 (c)               25,000              925

Household Goods -- Appliances,
Furnishings & Electronics (2.2%):
Newell Financial Trust I,
  5.25%,
  Callable 12/1/01 @ $51.58                   4,500              255

Newell Financial Trust I,
  5.25%,
  Callable 12/1/01 @ $51.58 (c)              30,000            1,699

                                                               1,954

Insurance (4.1%):
American Bankers Insurance,
  $3.125, Series B,
  Callable 8/7/00 @ $51.88                    9,000              945

Conseco Finance Trust IV,
  7.00%, 2/16/01,
  Series F (e)                               38,000            1,597

Lincoln National Corp.,
  7.75%                                      29,800              790

St. Paul Capital Corp.,
  6.00%                                       7,000              389

                                                               3,721

Machinery & Engineering (1.5%):
Federal Mogul Financial Trust,
  7.00%,
  Callable 12/6/00 @ $52.45 (e)              25,000            1,369

Manufacturing -- Machinery (1.1%):
Case Corp., $4.50,
  Callable 7/1/99 @ $51.29 (e)               12,000              965

Oil & Gas Exploration,
Production & Services (2.8%):
Belco Oil & Gas Corp.,
  6.50% (e)                                  23,000              420

Weatherford International Inc.,
  5.00%, 11/1/27,
  Callable 11/4/00 @ $51.75                  24,000              858

Western Gas Resources, Inc.,
  $2.625,
  Callable 2/16/99 @ $51.313                 40,000          $ 1,265

                                                               2,543

Oil-Integrated Companies (2.7%):
Unocal Corp.,
  6.25%,
  Callable 9/3/00 @ $50.00 (e)               41,200            2,405

Paper and Forest Products (2.6%):
International Paper Co.,
  5.25%,
  Callable 6/30/99 @ $50.00,
  Guaranteed by
  International Paper Co.                    45,000            2,357

Real Estate (2.1%):
Equity Office,
  5.25%, Series B,
  Callable 2/15/03 @ $51.167                 22,700              931

Equity Residential Properties,
  $2.15, Series J                            32,500              930

                                                               1,861

Real Estate Investment Trusts (3.4%):
Camden Property Trust,
  $2.25, Series A,
  Callable 4/30/01 @ $32.464                 20,000              506

Felcor Lodging Trust, Inc.,
  $1.95,
  Callable 4/30/01 @ $25                     28,000              623

Rouse Co.,
  $3.00, Series B                            20,000              795

Vornado Realty Trust,
  6.50%, Series A                            20,000            1,100

                                                               3,024

Restaurants (1.1%):
Wendys Financing I,
  5.00%, 9/15/26
  Series A                                   17,900            1,034

Retail (0.6%):
K-Mart Financing,
  7.75%,
  Callable 6/17/99 @ $52.713                 10,000              562

Steel (2.7%):
TXI Capital Trust I,
  5.50%, 6/2/28,
  Callable 6/5/01 @ 50                       25,000              894

USX Capital Trust I,
  6.75%,
  Callable 4/1/99 @ $51.30 (e)               25,000            1,173

Worthington Industries,
  7.25%                                      30,000              323

                                                               2,390

Telecommunications (3.3%):
Mediaone Group, Inc.,
  6.25%                                      28,600          $ 2,291

TCI Pacific
Communications, Inc.,
  5.00%,
  Callable 8/15/01 @ $102.5                   2,000              639

                                                               2,930
Transportation Services (4.2%):
CNF Trust I, Series A,
  5.00%,
  Callable 6/1/00 @ $51.5625                 17,900            1,092

Union Pacific Capital,
  6.25%,
  Callable 4/10/01 @ $51.56 (e)              35,000            1,893

Union Pacific Capital,
  6.25%,
  Callable 4/10/01 @ $51.56 (c)              15,000              812

                                                               3,797

Utilities -- Electric (1.0%):
Citizens Utilities Trust,
  5.00%,
  Callable 2/1/99 @ $50.00,
  Guaranteed by
  Citizens Utility Co.                       20,000              900

Total Convertible Preferred Stock
(Cost $39,378)                                                43,233

Corporate Bonds (1.4%)

Financial Services (0.9%):
Bank Plus Corp., Senior Notes,
  12.00%, 7/18/07,
  Callable 11/15/05 @ 110                   $ 1,000              820

Insurance (0.5%):
National Reinsurance Corp.,
  Senior Notes,
  8.85%, 1/15/05                                400              446

Total Corporate Bonds (Cost $1,510)                            1,266

Preferred Stocks (1.4%)

Banks (1.4%):
California Federal
  Preferred Capital,
  9.13%, Series A,
  Callable 12/31/02 @ $26.14                 20,000          $   535

Chevy Chase Savings Bank,
  13.00%,
  Callable 5/1/03 @ $27.25                   25,000              750

Total Preferred Stocks (Cost $1,184)                           1,285

Securities Purchased With Cash Collateral (12.4%)

Short Term Securities (12.4%):
General American Funding
  Agreement, 5.10%, 3/29/00                 $ 5,440            5,440

AIM Short Term Prime
  Money Market Fund                           2,390            2,390

AIM Liquid Assets
  Money Market Fund                           3,336            3,336

Total Securities Purchased
With Cash Collateral (Cost $11,166)                           11,166

Total Investments (Cost $99,443) (a) -- 112.1%               101,012

Liabilities in excess
of other assets -- (12.1%)                                   (10,861)

TOTAL NET ASSETS -- 100.0%                                  $ 90,151

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                 $  8,181

    Unrealized depreciation                                   (6,612)

    Net unrealized appreciation                             $  1,569

(b) Non-income producing securities.

(c) 144a security which is restricted as to resale to institutional investors. (d) Security has defaulted on interest payments.

(e) All or a portion of this security was loaned as of April 30, 1999.

TRACES -- Trust Automatic Common Exchange Shares.

See notes to financial statements.

The Victory Portfolios                       Schedules of Investments
Real Estate Investment Fund                            April 30, 1999

(Amounts in Thousands, Except Shares)                     (Unaudited)

                                            Shares or
                                            Principal        Market
Security Description                        Amount           Value

Common Stocks (79.7%)

Real Estate Investment Trusts (79.7%):
Apartments (7.9%):
Avalonbay Communities, Inc.                 37,366           $ 1,308
Diversified (20.0%):

Captec Net Lease Realty, Inc.               13,000               170

First Union Real Estate
  Equity & Mortgage
  Investments                               11,000                45

General Growth Properties, Inc.             19,000               699

Simon Property Group, Inc.                  27,000               775

The Macerich Co.                            10,000               256

TrizecHahn Corp.                            21,100               448

Vornado Realty Trust                        23,000               898

                                                               3,291

Health Care (0.2%):
Meditrust Cos.                               3,000                37
Industrial Development (0.3%):

Public Storage, Inc.                         2,000                56

Investment Management (3.3%):
Security Capital Group Inc.,
Class B (b)                                 36,000               545

Office (33.1%):
Boston Properties, Inc.                     23,000               835

Brandywine Realty Trust                     35,000               661

Cornerstone Properties, Inc.                60,000               978

Cousins Properties, Inc.                     7,000               243

Equity Office Properties Trust              42,000             1,157

Mack-Cali Realty Corp.                      28,000               866

Spieker Properties, Inc.                    18,000               707

                                                               5,447

Office Property (1.2%):
SL Green Realty Corp.                       10,000               199

Residential (12.7%):
Apartment Investment &
  Management Co., Class A                    7,350               294

Camden Property Trust                        9,000               243

Charles E. Smith Residential
  Realty, Inc.                               6,000               195

Equity Residential Properties Trust         21,000               971

Manufactured Home
  Communities, Inc.                         15,000               380

                                                               2,083

Retail (1.0%):
Westfield America, Inc.                     10,000               158

Total Common Stocks (Cost $13,476)                            13,124

Convertible Stock (0.8%)

Food Products (0.8%):
Apartment Investment &
  Management Co.                             5,000           $   128

Total Convertible Stock (Cost $125)                              128

Discount Note (19.3%)
Federal National Mortgage
   Assoc. (19.3%):
  4.82%, 5/3/99                         $3,177,000             3,176

Total Discount Note (Cost $3,176)                              3,176

Rights & Warrants (0.0%)

Real Estate Investment Trusts (0.0%):

Diversified (0.0%):
First Union Real Estate
  Investments (b)                            3,000                 0

Total Rights & Warrants (Cost $0)                                  0

Total Investments (Cost $16,777) (a) -- 99.8%                 16,428

Other assets in excess
of liabilities -- 0.2% 32 TOTAL NET ASSETS -- 100.0%         $16,460

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                    $ 330

    Unrealized depreciation                                     (679)

    Net unrealized depreciation                                $(349)

(b) Non-income producing securities.

See notes to financial statements.


                                                   Statements of Assets and Liabilities
The Victory Portfolios                                                   April 30, 1999

(Amounts in Thousands, Except Per Share Amounts)                            (Unaudited)

                                                             Convertible  Real Estate
                                                 Balanced    Securities   Investment
                                                 Fund        Fund         Fund

ASSETS:
Investments, at value (Cost $391,767;
 $99,443 & $16,777)                              $495,704    $101,012     $16,428
Repurchase agreements at amortized cost            29,000          --          --

      Total                                       524,704     101,012      16,428

Cash                                                   --           3          --
Interest and dividends receivable                   2,150         876          25
Receivable for capital shares issued                  148          39          --
Receivable from brokers for investments sold        4,728         245         208
Reclaims receivable                                    27          --          --
Prepaid expenses and other assets                      45          23          22

      Total Assets                                531,802     102,198      16,683

LIABILITIES:
Payable for capital shares redeemed                    25          50          --
Payable to brokers for investments purchased        4,878         734         195
Payable for return of collateral received          55,027      11,166          --
Payable for organization costs                         --          --           5
Accrued expenses and other payables:
    Investment advisory fees                          294          55          13
    Administration fees                                 7          13          --
    Custodian fees                                     14           3           3
    Accounting fees                                    --           1           1
    Transfer agent fees                                14          10           3
    Shareholder service fees                           --          11           1
    Shareholder service fees-Class A                   89          --          --
    Shareholder service and 12b-1 fees-Class B          8          --          --
    Other                                              21           4           2

      Total Liabilities                            60,377      12,047         223

NET ASSETS:
Capital                                           348,023      79,185      17,997
Undistributed (distributions in excess of)
 net investment income                                (93)        446         195
Net unrealized appreciation/depreciation
 from investments                                 103,480       1,569        (349)
Net unrealized appreciation/depreciation
 from translation of assets
 and liabilities  in foreign currencies               457          --          --
Accumulated undistributed net realized
 gains (losses) from investment transactions       19,558       8,951      (1,383)

      Net Assets                                 $471,425    $ 90,151     $16,460

Net Assets
    Class A                                      $461,710
    Class B                                         9,715

      Total                                      $471,425

Outstanding units of beneficial
 interest (shares)
    Class A                                        30,255
    Class B                                           636

      Total                                        30,891       6,769       1,534
Net asset value
    Redemption price per share                               $  13.32     $ 10.73

    Redemption price per share -- Class A        $  15.26

    Offering price per share -- Class B<F1>      $  15.27

Maximum sales charge                                 5.75%       5.75%       5.75%

Maximum offering price per share
 (100%/(100%-maximum sales
 charge) of net asset value adjusted
 to nearest cent)                                            $  14.13     $ 11.38

Maximum offering price per share
 (100%/(100%-maximum sales
 charge) of net asset value adjusted
 to nearest cent) -- Class A                     $  16.19


<F1> Redemption price per Class B Share varies based on length of time held.



See notes to financial statements.


                                                       Statements of Operations
The Victory Portfolios                 For the Six Months Ended April 30, 1999

(Amounts in Thousands)                                              (Unaudited)

                                                                     Real
                                                       Convertible   Estate
                                            Balanced   Securities    Investment
                                            Fund       Fund          Fund

Investment Income:
Interest income                             $ 5,337    $ 1,578       $   59
Dividend income                               2,072      1,474          448
Securities Lending                               18          2           --
Foreign tax withholding                         (17)        --           --

      Total Income                            7,410      3,054          507

Expenses:
Investment advisory fees                      2,232        372           78
Administration fees                             312         74           12
Shareholder service fees                         --         72           17
Shareholder service fees -- Class A             547         --           --
Shareholder service fees and 12b-1
 fees -- Class B                                 39         --           --
Accounting fees                                  78         23           19
Custodian fees                                   84         18            6
Legal and audit fees                             24          6            2
Amortization of organization fees                --         --            2
Trustees' fees and expenses                       6          1           --
Transfer agent fees                              33         20            6
Registration and filing fees                     19         15            9
Printing fees                                     2          4           --
Other                                            26          7           --

      Total Expenses                          3,402        612          151

Expenses voluntarily reduced                   (533)        --          (63)

      Net Expenses                            2,869        612           88
Net Investment Income                         4,541      2,442          419

Realized/Unrealized Gains (Losses)
 from Investments and Foreign Currencies:
Net realized gains (losses) from
 investment transactions                     19,986      9,082         (814)
Net realized gains (losses) from foreign
 currency transactions                         (151)        --           --
Change in unrealized
 appreciation/depreciation from investments  25,208        (72)       1,613
Change in unrealized
 appreciation/depreciation from translation
 of assets and liabilities in foreign
 currencies                                      (4)        --           --

Net realized/unrealized gains
 (losses) from investments
 and foreign currencies                      45,039      9,010          799

Change in net assets resulting
 from operations                            $49,580    $11,452       $1,218


See notes to financial statements.


The Victory Portfolios                                                    Statements of Changes in Net Assets
(Amounts in Thousands)                                                                            (Unaudited)

                                       Balanced                   Convertible                    Real Estate
                                         Fund                  Securities Fund<F1>             Investment Fund

                                  Six                     Six        Eleven                   Six
                                  Months     Year         Months     Months      Year         Months     Year
                                  Ended      Ended        Ended      Ended       Ended        Ended      Ended
                                  April 30,  October 31,  April 30,  October 31, November 30, April 30,  October 31,
                                  1999       1998         1999       1998        1997         1999       1997<F2>

From Investment Activities:
Operations:
    Net investment income         $  4,541   $ 10,001     $  2,442   $  4,875    $  3,727     $   419    $   623
    Net realized gains
     (losses) from
     investment transactions        19,986     27,200        9,082        111       8,742        (814)      (570)
    Net realized gains
     (losses) from
     foreign currency
     transactions                     (151)      (430)          --         --          --          --         --
    Net change in unrealized
     appreciation/depreciation
     from investments               25,208     13,754          (72)    (9,683)     (1,161)      1,613     (2,456)
    Change in unrealized
     appreciation/depreciation
     from translation of
     assets and liabilities
     in foreign currencies              (4)       644           --         --          --          --        --

Change in net assets resulting
 from operations                    49,580     51,169       11,452     (4,697)     11,308       1,218     (2,403)

Distributions to Shareholders:
    From net investment income          --         --       (2,766)    (4,602)     (3,806)       (370)      (496)
      Class A                       (4,702)   (10,007)          --         --          --          --         --
      Class B                          (44)       (62)          --         --          --          --         --
    In excess of net
     investment income.                 --         (2)          --         --          --          --         --
    From net realized
     gains from
     investment transactions       (26,725)   (18,646)        (213)    (8,444)     (3,737)         --         --
    In excess of net
     realized gains from
     investment transactions            --         --           --         --          --          --        (20)

Change in net assets from
 distributions to shareholders     (31,471)   (28,717)      (2,979)   (13,046)     (7,543)       (370)      (516)

Capital Transactions:
    Proceeds from shares
     issued                         31,926     95,975       13,143     62,226      46,957       3,269     17,894
    Dividends reinvested            28,827     25,917        2,187      9,691       6,277         125        132
    Cost of shares redeemed        (32,520)   (65,485)     (41,721)   (51,087)    (33,495)     (4,406)    (2,859)

Change in net assets from
 capital transactions               28,233     56,407      (26,391)    20,830      19,739      (1,012)    15,167

Change in net assets                46,342     78,859      (17,918)     3,087      23,504        (164)    12,248

Net Assets:
    Beginning of period            425,083    346,224     $108,069    104,982      81,478      16,624      4,376

    End of period                 $471,425   $425,083       90,151   $108,069    $104,982     $16,460    $16,624

Share Transactions:
    Issued                           2,137      6,733        1,030      4,619       3,386         323      1,505
    Reinvested                       1,971      1,898          174        742         478          13         12
    Redeemed                        (2,188)    (4,629)      (3,277)    (3,844)     (2,551)       (433)      (249)

Change in shares                     1,920      4,002       (2,073)     1,517       1,313         (97)     1,268


<F1> Effective March 23, 1998, the SBSF Convertible Securities Fund became the
     Victory Convertible Securities Fund. Changes in net assets prior to March 23, 1998 represent the SBSF Convertible Securities Fund.

<F2> The Real Estate Investment Fund commenced operations on April 30, 1997.



See notes to financial statements.


The Victory Portfolios                                                Financial Highlights

                                                        Balanced Fund
                                                           Class A

                                       Six
                                       Months        Year        Year            Year
                                       Ended         Ended       Ended           Ended
                                       April 30,     October 31, October 31,     October 31,
                                       1999          1998        1997            1996<F5>
                                       (Unaudited)

Net Asset Value,
 Beginning of Period                   $  14.67      $  13.87    $  12.33        $  11.01

Investment Activities
    Net investment income                  0.15          0.37        0.36            0.36
    Net realized and unrealized
     gains (losses) from
     investments and
     foreign currencies                    1.52          1.54        1.90            1.39

        Total from
         Investment Activities             1.67          1.91        2.26            1.75

Distributions
    Net investment income                 (0.16)        (0.37)      (0.35)          (0.36)
    In excess of net
     investment income                       --            --          --              --
    Net realized gains                    (0.92)        (0.74)      (0.37)          (0.07)

        Total Distributions               (1.08)        (1.11)      (0.72)          (0.43)

Net Asset Value,
 End of Period                         $  15.26      $  14.67    $  13.87        $  12.33

Total Return
 (excludes sales charges)                 11.75%<F3>    14.55%      19.02%          16.27%

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $461,710      $418,807    $342,933        $273,553
Ratio of expenses to
 average net assets                        1.27%<F4>     1.27%       1.25%           1.27%
Ratio of net investment
 income to average net
 assets                                    2.05%<F4>     2.54%       2.69%           3.14%
Ratio of expenses to
 average net assets<F1>                    1.50%<F4>     1.50%       1.36%           1.43%
Ratio of net investment
 income to average
 net assets<F1>                            1.82%<F4>     2.31%       2.58%           2.98%
Portfolio turnover<F7>                       99%          231%        109%             80%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 1996, the Fund designated the existing shares as Class
     A Shares and commenced offering Class B Shares. (e) Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B Shares for the period from March 1, 1996 through October 31, 1996 was 8.72%.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




The Victory Portfolios                                                Financial Highlights

                                                                        Balanced Fund
                                                           Class B

                                       Six                                   March 1,
                                       Months       Year         Year        1996          Year         December 30,
                                       Ended        Ended        Ended       through       Ended        1993 to
                                       April 30,    October 31,  October 31, October 31,   October 31,  October 31,
                                       1999         1998         1997        1996<F5>      1996         1994<F2>
                                       (Unaudited)

Net Asset Value,
 Beginning of Period                   $14.68       $13.88       $12.34      $11.51        $   9.62     $  10.00

Investment Activities
    Net investment income                0.07         0.21         0.19        0.14            0.41         0.33
    Net realized and unrealized
     gains (losses) from
     investments and
     foreign currencies                  1.52         1.54         1.89        0.85            1.40        (0.39)

        Total from
         Investment Activities           1.59         1.75         2.08        0.99            1.81        (0.06)

Distributions
    Net investment income               (0.08)       (0.21)       (0.17)      (0.14)          (0.41)       (0.32)
    In excess of net
     investment income                     --           --           --       (0.02)          (0.01)          --
    Net realized gains                  (0.92)       (0.74)       (0.37)         --              --           --

        Total Distributions             (1.00)       (0.95)       (0.54)      (0.16)          (0.42)       (0.32)

Net Asset Value,
 End of Period                         $15.27       $14.68       $13.88      $12.34        $  11.01     $   9.62

Total Return
 (excludes sales charges)               11.17%<F3>   13.27%       17.43%      15.73%<F6>      19.24%       (0.57)%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $9,715       $6,276       $3,291      $1,432        $201,073     $127,285
Ratio of expenses to
 average net assets                      2.34%<F4>    2.43%        2.56%       2.46%<F4>       0.98%        0.87%<F4>
Ratio of net investment
 income to average net
 assets                                  0.98%<F4>    1.36%        1.36%       1.78%<F4>       4.05%        3.97%<F4>
Ratio of expenses to
 average net assets<F1>                  2.58%<F4>    2.67%        2.95%       2.67%<F4>       1.36%        1.49%<F4>
Ratio of net investment
 income to average
 net assets<F1>                          0.74%<F4>    1.12%        0.97% 1.57%<F4> 3.67% 3.35%<F4>
Portfolio turnover<F7>                     99% 231%    109%          80% 69% 118%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 1996, the Fund designated the existing shares as Class
     A Shares and commenced offering Class B Shares. (e) Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B Shares for the period from March 1, 1996 through October 31, 1996 was 8.72%.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                              Financial Highlights

                                                                      Convertible Securities Fund

                                          Six            Eleven
                                          Months         Months
                                          Ended          Ended
                                          April 30,      October 31,                   Fiscal Year Ended November 30,
                                          1999           1998<F2>        1997         1996        1995        1994      1993
                                          (Unaudited)

Net Asset Value, Beginning of Period      $ 12.22        $  14.33        $  13.55     $ 12.16     $ 11.05     $ 12.48   $ 10.98

Investment Activities
    Net investment income                    0.33            0.58            0.62        0.65        0.60        0.61      0.57
    Net realized and unrealized gains
     (losses) from investments               1.15           (1.08)           1.43        1.68        1.50       (1.12)     1.79

        Total from Investment Activities     1.48           (0.50)           2.05        2.33        2.10       (0.51)     2.36

Distributions
    Net investment income                   (0.35)          (0.54)          (0.65)      (0.62)      (0.61)      (0.61)    (0.57)
    Net realized gains                      (0.03)          (1.07)          (0.62)      (0.32)      (0.38)      (0.31)    (0.29)

        Total Distributions                 (0.38)          (1.61)          (1.27)      (0.94)      (0.99)      (0.92)    (0.86)

Net Asset Value, End of Period            $ 13.32        $  12.22        $  14.33     $ 13.55     $ 12.16     $ 11.05   $ 12.48

Total Return (excludes sales charges)       12.30%<F3>      (3.69)%<F3>     16.26%      20.28%      20.43%      (4.36)%   22.42%
Ratios/Supplementary Data:

Net Assets at end of period (000)         $90,151        $108,069        $104,982     $81,478     $68,212     $58,845   $64,537
Ratio of expenses to
 average net assets                          1.24%<F4>       1.20%<F4>       1.34%       1.31%       1.31%       1.30%     1.24%
Ratio of net investment income
 to average net assets                       4.93%<F4>       4.60%<F4>       4.75%       5.17%       5.36%       5.20%     4.75%
Ratio of expenses to
 average net assets<F1>                       <F5>            <F5>            <F5>        <F5>        <F5>        <F5>      <F5>
Ratio of net investment income
 to average net assets<F1>                    <F5>            <F5>            <F5>        <F5>        <F5>        <F5>      <F5>
Portfolio Turnover                             29%             77%             77%         40%         52%         49%       30%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
<F2> Effective March 23, 1998, the SBSF Convertible Securities Fund became the Victory
     Convertible Securities Fund. Financial highlights prior to March 23, 1998 represent the SBSF Convertible Securities Fund.
<F3> Not annualized.

<F4> Annualized.

<F5> There were no waivers during the period.



See notes to financial statements.


The Victory Portfolios                                            Financial Highlights

                                                       Real Estate Investment Fund
                                            Six
                                            Months            Year             Period
                                            Ended             Ended            Ended
                                            April 30,         October 31,      October 31,
                                            1999              1998             1997<F2>
                                            (Unaudited)

Net Asset Value, Beginning of Period        $ 10.19           $ 12.07          $10.00

Investment Activities
    Net investment income                      0.28              0.50            0.23
    Net realized and unrealized gains
     (losses) from investments                 0.50             (1.90)           2.01

        Total from Investment Activities       0.78             (1.40)           2.24

Distributions
    Net investment income                     (0.24)            (0.44)          (0.17)
    Net realized gains                           --             (0.04)             --

        Total Distributions                   (0.24)            (0.48)          (0.17)

Net Asset Value, End of Period              $ 10.73           $ 10.19          $12.07

Total Return (excludes sales charges)          7.74%<F3>       (11.91)%         22.42%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $16,460           $16,624          $4,376
Ratio of expenses to
 average net assets                            1.13%<F4>         0.83%           0.00%<F4>
Ratio of net investment income
 to average net assets                         5.36%<F4>         4.95%           5.11%<F4>
Ratio of expenses to
 average net assets<F1>                        1.93%<F4>         1.95%           2.93%<F4>
Ratio of net investment income
 to average net assets<F1>                     4.56%<F4>         3.83%           2.18%<F4>
Portfolio turnover                               13%               53%             21%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> The Real Estate Investment Fund commenced operations on April 30, 1997.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.

The Victory Portfolios                            Schedules of Investments
Value Fund                                                  April 30, 1999

(Amounts in Thousands, Except Shares)                          (Unaudited)

                                       Shares or
                                       Principal         Market
Security Description                   Amount            Value

Commercial Paper (1.6%)

Associates Corp., N.A.,
4.95%, 5/3/99                          $  9,616          $  9,616

Total Commercial Paper (Cost $9,616)                        9,616

Common Stocks (98.7%)

Aerospace/Defense (2.1%):
AlliedSignal, Inc.                      103,840             6,101

Boeing Co.                              164,000             6,662

                                                           12,763

Aluminum (1.5%):
Alcoa, Inc.                             149,500             9,306

Automobiles (1.6%):
DaimlerChrysler AG                       46,845             4,600

General Motors Corp.                     60,000             5,336

                                                            9,936

Banks (7.6%):
Bank of America Corp.                   165,174            11,893

First Union Corp.                       228,200            12,636

Mellon Bank Corp.                       159,200            11,831

Wells Fargo & Co. (c)                   222,000             9,588

                                                           45,948

Beverages (0.7%):
Anheuser-Busch Co., Inc.                 61,866             4,524

Chemicals -- General (1.9%):
Air Products & Chemicals, Inc.          134,000             6,297

E.I. Du Pont de Nemours Co.              52,300             3,694

RPM, Inc.                               104,000             1,463

                                                           11,454

Computers & Peripherals (4.5%):
Compaq Computer Corp.                    94,300             2,104

Hewlett-Packard Co.                      81,800             6,452

International Business

Machines Corp.                           90,200            18,869

                                                           27,425

Conglomerates (0.7%):
Textron, Inc.                            48,400             4,459

Containers (1.3%):
Newell Rubbermaid, Inc. (c)             132,600             6,290

Sonoco Products Co.                      71,500             1,846

                                                            8,136

Cosmetics & Related (1.6%):
Avon Products, Inc.                     177,500             9,640

Electrical Equipment (2.9%):
Emerson Electric Co.                     87,400          $  5,637

General Electric Co.                    112,700            11,890

                                                           17,527

Electronic & Electrical --
General (2.3%):
Cisco Systems, Inc. (b) (c)              69,450             7,922

Motorola, Inc.                           73,800             5,913

                                                           13,835

Entertainment (1.3%):
Hasbro, Inc.                            238,800             8,149

Environmental Control (1.0%):
Waste Management, Inc.                  106,450             6,014

Financial Services (4.1%):
Fannie Mae                              215,000            15,251

Franklin Resources, Inc.                182,300             7,292

Household International, Inc.            53,500             2,692

                                                           25,235

Food Processing
& Packaging (3.1%):
ConAgra, Inc.                           278,600             6,930

General Mills, Inc.                      72,000             5,265

Sara Lee Corp.                          312,700             6,958

                                                           19,153

Forest Products --
Lumber & Paper (1.0%):
Bowater, Inc. (c)                        36,000             1,931

Mead Corp.                               93,000             3,888

                                                            5,819

Health Care (1.1%):

Columbia/HCA Healthcare Corp.           278,800             6,883

Insurance -- Multi-Line (5.7%):
Allstate Corp.                          399,300            14,525

Everest Reinsurance Holdings, Inc.      100,069             3,033

Lincoln National Corp.                   81,300             7,810

Transamerica Corp.                      137,396             9,789

                                                           35,157

Insurance -- Property, Casualty,
Health (0.3%):
American General Corp.                   28,900             2,139

Manufacturing --
Capital Goods (0.6%):
Parker-Hannifin Corp.                    78,700             3,694

Medical Supplies (0.8%):
Medtronic, Inc.                          71,400             5,136

Metals -- Fabrication (0.8%):
Kennametal, Inc.                        184,709             4,906

Newspapers (1.9%):
Gannett Co., Inc.                       160,148            11,340

Oil & Gas Exploration,
Production & Services (1.9%):
Anadarko Petroleum Corp.                118,715          $  4,504

USX -- Marathon Group                   228,000             7,125

                                                           11,629

Oil-Integrated Companies (7.1%):
Amerada Hess Corp.                       76,001             4,332

Chevron Corp. (c)                       131,950            13,162

Mobil Corp.                              70,900             7,427

Texaco, Inc. (c)                        194,900            12,230

Unocal Corp.                            139,000             5,777

                                                           42,928

Oilfield Services & Equipment (1.0%):
Baker Hughes, Inc.                       89,050             2,660

Schlumberger Ltd.                        57,300             3,660

                                                            6,320

Pharmaceuticals (6.6%):
Abbott Laboratories                     157,100             7,610

American Home Products Corp.            127,900             7,802

Bristol-Myers Squibb Co.                113,200             7,195

McKesson HBOC, Inc.                      53,100             1,859

Merck & Co., Inc.                        24,000             1,686

Pfizer, Inc.                            123,000            14,152

                                                           40,304

Radio & Television (1.7%):
Cox Communications, Inc.,
  Class A (b) (c)                        22,400             1,778

Viacom, Inc., Class B (b)               214,600             8,772

                                                           10,550

Railroads (1.3%):
Union Pacific Corp.                     130,100             7,806

Retail (2.4%):
Dayton Hudson Corp.                     220,000            14,809

Retail -- Department Stores (0.8%):
May Department Stores Co.               126,300             5,028

Retail -- Drug Stores (1.0%):
Walgreen Co.                            220,000             5,913

Retail -- Specialty Stores (1.7%):
AutoZone, Inc. (b) (c)                  122,200             3,666

Lowe's Cos., Inc.                       132,200             6,974

                                                           10,640

Semiconductors (3.2%):
Altera Corp. (b)                         38,400          $  2,774

Intel Corp.                             209,800            12,838

LSI Logic Corp. (b)                     110,600             3,760

                                                           19,372

Software & Computer
Services (4.4%):
Automatic Data Processing, Inc.          44,000             1,958

Electronic Data Systems Corp.            55,700             2,994

First Data Corp.                         77,600             3,293

Microsoft Corp. (b)                     123,000            10,001

Oracle Corp. (b)                        325,200             8,801

                                                           27,047

Steel (0.4%):
USX -- U.S. Steel Group, Inc.            73,500             2,223

Telecommunications --
Equipment (0.6%):
Lucent Technologies, Inc. (c)            63,900             3,842

Tobacco & Tobacco Products (0.7%):
Philip Morris Cos., Inc.                123,850             4,342

Utilities -- Electric (3.0%):
Duke Energy Corp.                       107,000             5,992

FirstEnergy Corp.                       113,000             3,355

PacifiCorp                              260,200             4,342

Texas Utilities Co.                     119,600             4,754

                                                           18,443

Utilities -- Gas (1.1%):
Enron Corp.                              92,800             6,983

Utilities --
Telecommunications (9.4%):
ALLTEL Corp. (c)                        143,900             9,704

Ameritech Corp.                         263,250            18,017

AT&T Corp. (c)                           54,600             2,757

Bell Atlantic Corp. (c)                  96,200             5,544

GTE Corp.                                95,100             6,366

MCI Worldcom, Inc. (b) (c)              178,892            14,669

                                                           57,057

Total Common Stocks (Cost $382,518)                      $603,814

Securities Purchased With Cash Collateral (9.0%)

Short Term Securities (4.1%):
General American Funding
  Agreement, 5.10%, 3/29/00            $ 12,262          $ 12,262

AIM Short Term Prime
  Money Market Fund                       5,387             5,387

AIM Liquid Assets
  Money Market Fund                       7,521             7,521

                                                           25,170

Repurchase Agreements (4.9%):
Merrill Lynch, 4.97%, 5/3/99
  (See Significant Accounting
  Policies, Securities Lending in
  the Notes to Financial Statements
  for collateral description)            10,000            10,000

Prudential Bache Corp,
  5.05%, 5/3/99
  (Collateralized by $10,314
  U.S. T-Bill, 0.00%, 7/29/99,
  market value $10,201)                  10,000            10,000

Morgan Stanley Dean Witter,
  5.04%, 5/3/99
  (Collateralized by $12,650
  Ultramar Corp., 8.25%, 7/1/99,
  Hawaiian Telephone Co.,
  7.00%, 2/1/06,
  Enron, 6.75%, 8/1/09,
  market value $13,097)                  10,000            10,000

                                                           30,000

Total Securities Purchased
With Cash Collateral (Cost $55,170)                        55,170

Total Investments (Cost $447,304) (a) -- 109.3%           668,600

Liabilities in excess of other assets -- (9.3%)           (57,150)

TOTAL NET ASSETS -- 100.0%                               $611,450

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                              $233,410

    Unrealized depreciation                               (12,114)

    Net unrealized appreciation                          $221,296

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 1999.

See notes to financial statements.

The Victory Portfolios                       Schedules of Investments
Lakefront Fund    April 30, 1999

(Amounts in Thousands, Except Shares)                     (Unaudited)

                                       Market
Security Description                   Shares       Value

Common Stocks (99.1%)

Aerospace/Defense (3.8%):
Boeing Co.                              346         $   14

United Technologies Corp.               255             37

                                                        51

Airlines (0.9%):
Delta Air Lines, Inc.                   190             12

Apparel (0.7%):
Reebok International Ltd. (b)           474              9

Automobiles (2.4%):
Ford Motor Co.                          258             16

General Motors Corp.                    175             16

                                                        32

Banks (7.3%):
Chase Manhattan Corp.                   570             47

Golden State Bancorp, Inc. (b)          860             21

Mellon Bank Corp.                       160             12

National City Corp.                     250             18

                                                        98

Beverages (1.8%):
PepsiCo, Inc.                           640             24

Brokerage Services (1.7%):
Paine Webber Group, Inc.                500             23

Building Materials (0.6%):
Armstrong World Industries, Inc.        145              8

Computers & Peripherals (10.1%):
Diebold, Inc.                           695             17

Hewlett-Packard Co.                     408             32

International Business Machines Corp.   240             49

Sun Microsystems, Inc. (b)              600             36

                                                       134

Cosmetics & Related (5.2%):
Avon Products, Inc.                     720             39

Colgate-Palmolive Co.                   291             30

                                                        69

Diversified (0.7%):
Tyco International Ltd.                 108              9

Electronic & Electrical --
General (5.2%):
General Electric Co.                    150             16

Johnson Controls, Inc.                  212             15

Texas Instruments, Inc.                 380             39

                                                        70

Entertainment (1.6%):
Walt Disney Co.                         660             21

Financial Services (7.4%):
American Express Co.                    286         $   37

Associates First Capital Corp.          296             13

Citigroup, Inc.                         639             49
                                                        99

Health Care (2.2%):
C.R. Bard, Inc.                         441             22

Tenet Healthcare Corp. (b)              350              8

                                                        30

Heavy Machinery (3.6%):
Caterpillar Tractor, Inc.               300             19

Cummins Engine Co., Inc.                205             11

Deere & Co.                             407             18

                                                        48

Insurance -- Multi-Line (2.7%):
Allstate Corp.                          610             22

CIGNA Corp.                             160             14

                                                        36

Medical Supplies (1.9%):
Becton Dickinson & Co.                  690             26

Medical -- Biotechnology (1.6%):
Amgen, Inc. (b)                         350             22

Metals (1.7%):
Reynolds Metal Co.                      365             23

Oil & Gas Exploration,
Production & Services (1.6%):
Texaco, Inc.                            353             22

Oil-Integrated Companies (1.9%):
Mobil Corp.                             250             26

Oilfield Services & Equipment (1.2%):
Schlumberger Ltd.                       255             16

Packaging (1.2%):

Crown Cork & Seal Co., Inc.             490             16

Pharmaceuticals (11.1%):
American Home Products Corp.            350             21

Bristol-Myers Squibb Co.                520             33

Merck & Co., Inc.                       330             23

Pharmacia & Upjohn Co.                  605             34

Schering-Plough Corp.                   752             36

                                                       147

Retail (2.7%):
Kmart Corp. (b)                       2,410             36

Rubber & Rubber Products (0.8%):
M.A. Hanna Co.                          683             11

Semiconductors (4.2%):
Intel Corp.                             600             37

Rockwell International Corp.            370             19

Software & Computer
Services (1.0%):
Computer Associates
  International, Inc.                   317         $   14

Utilities -- Electric (3.8%):
American Electric Power Co.             270             11

Duke Energy Corp.                       300             17

Texas Utilities Co.                     570             23

                                                        51

Utilities -- Natural Gas (3.2%):
Williams Cos., Inc.                     910             43

Utilities --
Telecommunications (3.3%):
AT&T Corp.                              450             22

Cincinnati Bell, Inc.                   335              8

GTE Corp.                               210             14

                                                        44

Total Common Stocks (Cost $1,015)                    1,326

Investment Companies (0.5%)

AIM Treasury Money Market Fund        7,456         $    7

Total Investment Companies (Cost $7)                     7

Total Investments (Cost $1,022) (a) -- 99.6%         1,333

Other assets in excess
of liabilities -- 0.4%                                   6

TOTAL NET ASSETS -- 100.0%                          $1,339

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

    Unrealized appreciation                           $372

    Unrealized depreciation                            (61)

    Net unrealized appreciation                       $311

(b) Non-income producing securities.

See notes to financial statements.

The Victory Portfolios                       Schedules of Investments
Diversified Stock Fund                                 April 30, 1999

(Amounts in Thousands, Except Shares)                     (Unaudited)

                                       Shares or
                                       Principal    Market
Security Description                   Amount       Value

Commercial Paper (1.6%)

Associates Corp., N.A.,
4.95%, 5/3/99                          $ 19,591     $   19,591

Total Commercial Paper (Cost $19,591)                   19,591

Common Stocks (98.2%)

Aerospace/Defense (2.8%):
AlliedSignal, Inc.                      153,200          9,001

Boeing Co.                              440,000         17,875

Lockheed Martin Corp.                   165,000          7,105

                                                        33,981

Aluminum (1.8%):
Alcoa Inc. (c)                          350,000         21,788

Automobiles (2.6%):
DaimlerChrysler AG                      170,000         16,692

General Motors Corp.                    175,000         15,564

                                                        32,256

Banks (2.7%):
Bank of America Corp.                    70,000          5,040

First Union Corp. 100,000  5,538

J.P. Morgan & Co., Inc. (c)              15,000          2,021

Mellon Bank Corp.                       189,000         14,045

Wells Fargo & Co.                       155,200          6,703

                                                        33,347

Beverages (0.1%):
Coca-Cola Co.                            25,000          1,700

Broadcasting/Cable (1.0%):
AT&T Corp. -- Liberty Media,
  Class A                               194,849         12,446

Chemicals -- General (1.0%):
Nalco Chemical Co.                      208,600          7,627

RPM, Inc.                               362,187          5,093

                                                        12,720

Computers & Peripherals (7.0%):
Altera Corp. (b)                        302,500         21,855

Compaq Computer Corp.                   600,000         13,388

Diebold, Inc. (c)                       400,000          9,625

Electronic Data Systems Corp.           185,000          9,944

Hewlett-Packard Co.                     150,000         11,831

International Business
  Machines Corp.                         80,200         16,776

Seagate Technology, Inc. (b)             50,000          1,394

                                                        84,813

Conglomerates (2.4%):
Berkshire Hathaway, Inc., Class B         4,202         10,379

Canadian Pacific, Ltd.                  618,600     $   13,995

Corning, Inc. (c)                        90,000          5,153

                                                        29,527

Consumer Products (0.2%):
Procter & Gamble Co.                     20,000          1,876

Containers (2.0%):
Newell Rubbermaid, Inc.                 520,000         24,668

Cosmetics & Related (1.0%):
Avon Products, Inc. (c)                 230,000         12,492

Diversified (1.2%):
Tyco International Ltd. (c)             182,441         14,823

Electronic & Electrical --
General (4.1%):
Emerson Electric Co.                    100,000          6,450

General Electric Co.                     15,000          1,583

Motorola, Inc.                          235,000         18,829

Texas Instruments, Inc.                 115,000         11,744

Thomas & Betts Corp. (c)                120,000          5,040

Vishay Intertechnology, Inc. (b)(c)     374,015          6,522

                                                        50,168

Entertainment (1.2%):
Walt Disney Co. (c)                     470,000         14,923

Financial Services (3.5%):
Citigroup, Inc.                         395,000         29,724

Franklin Resources, Inc.                325,000         13,000

                                                        42,724

Food Processing
& Packaging (2.9%):
Kellogg Co. (c)                         260,000          9,620

Quaker Oats Co. (c)                     212,300         13,707

Ralston Purina Co. (c)                  377,580         11,516

                                                        34,843

Forest Products --
Lumber & Paper (3.7%)
Bowater, Inc. (c)                       383,400         20,560

International Paper Co. (c)             468,400         24,971

                                                        45,531

Health Care (1.5%):
Columbia HCA Healthcare Corp.           663,000         16,367

Tenet Healthcare Corp. (b)              100,000          2,363

                                                        18,730

Heavy Machinery (2.1%):
Deere & Co.                             275,000         11,825

Ingersoll Rand Co. (c)                  200,000         13,838

                                                        25,663

Hotels & Motels (0.4%):
Mirage Resorts, Inc. (b)(c)             225,000          5,048

Insurance (1.5%):
Progressive Corp. (c)                   130,400     $   18,712

Insurance -- Multi-Line (3.4%):
American International Group, Inc.      247,037         29,012

Lincoln National Corp.                  131,500         12,632

                                                        41,644

Insurance -- Property, Casualty,
Health (1.6%):
American General Corp.                   30,000          2,220

Everest Reinsurance Holdings, Inc.      228,500          6,926

UNUM Corp. (c)                          193,000         10,543

                                                        19,689

Manufacturing --
Capital Goods (0.1%):
Parker Hannifin Corp.                    20,000            939

Manufacturing --
Miscellaneous (1.2%):
Pall Corp.                               25,000            461

Thermo Electron Corp. (b)               908,300         14,590

                                                        15,051

Media (2.1%):
News Corp. ADR (c)                      776,900         25,346

Medical Supplies (1.0%):
Biomet, Inc.                            294,967         12,094

Metals (0.8%):
Reynolds Metal Co.                      153,600          9,581

Metals -- Fabrication (1.1%):
Kennametal, Inc.                        512,000         13,600

Office Equipment & Supplies
(Non-Computer Related) (0.3%):
Pitney Bowes, Inc.                       50,000          3,497

Oil & Gas Exploration,
Production & Services (6.2%):
Anadarko Petroleum Corp.                134,696          5,110

Helmerich & Payne, Inc.                 141,000          3,631

Noble Affiliates, Inc.                  339,200         10,876

Texaco, Inc.                            556,000         34,888

USX -- Marathon Group                   660,000         20,624
                                                        75,129

Oil-Integrated Companies (2.8%):
Atlantic Richfield Co.                   95,800          8,041

Exxon Corp.                              30,000          2,492

Mobil Corp.                              30,000          3,143

Unocal Corp.                            480,000         19,950

                                                        33,626

Oilfield Services & Equipment (1.9%):
Baker Hughes, Inc.                      330,000     $    9,858

Halliburton Co. (c)                     100,600          4,288

Schlumberger Ltd.                       140,000          8,943

                                                        23,089

Packaging (0.7%):
Crown Cork & Seal Co., Inc. (c)         255,000          8,288

Pharmaceuticals (8.0%):
Abbott Laboratories                     400,000         19,375

American Home Products Corp.            351,000         21,410

Bristol-Myers Squibb Co.                 40,000          2,543

McKesson HBOC, Inc.                     353,000         12,355

Merck & Co., Inc.                       105,000          7,376

Pfizer, Inc.                            115,000         13,232

SmithKline Beecham PLC ADR (c)          305,000         20,035

                                                        96,326

Radio & Television (4.7%):
CBS Corp. (c)                           500,000         22,781

Chancellor Media Corp. (b)(c)           265,000         14,542

Comcast Corp.,
  Class A Special Shares                295,000         19,378

                                                        56,701

Railroads (0.5%):
Union Pacific Corp.                      96,778          5,807

Retail (1.5%):
AutoZone, Inc. (b)(c)                   315,000          9,450

OfficeMax, Inc. (b)                     847,000          8,576

                                                        18,026

Semiconductors (2.8%):
Applied Materials, Inc. (b)             125,600          6,735

Intel Corp.                             440,000         26,923

                                                        33,658

Software & Computer
Services (2.9%):
Computer Associates
  International, Inc. (c)               250,000         10,672

First Data Corp.  18,000   764

Networks Associates, Inc. (b)(c)        575,000          7,619

Oracle Systems Corp. (b)                600,000         16,237

                                                        35,292

Utilities -- Electric (0.0%):
CINergy Corp. (c)                        11,700            349

Utilities -- Natural Gas (3.0%):
Enron Corp.                             480,700         36,173

Utilities -- Telecommunications (4.9%):
AT&T Corp. (c)                          647,151     $   32,680

MCI Worldcom, Inc. (b)                  327,804         26,880

                                                        59,560

Total Common Stocks (Cost $959,142)                  1,196,244

Securities Purchased With Cash Collateral (17.0%)

Short Term Securities (2.2%):
General American Funding
  Agreement, 5.10%, 3/29/00            $ 12,675         12,675

AIM Short Term Prime
  Money Market Fund                       5,568          5,568

AIM Liquid Assets
  Money Market Fund                       9,200          9,200

                                                        27,443

Repurchase Agreements (14.8%):
Merrill Lynch,
  4.97%, 5/3/99 (Collateralized by
  $21,076 Toyota, CP, 5/27/99,
  Grainger, Inc.,
  CP, 5/26/99, Barton Capital,
  CP, 5/26/99,
  market value -- $21,001)               20,000         20,000

Prudential Bache Corp.,
  5.09%, 5/3/99 (Collateralized by
  $15,457 U.S. T-Bill, 0.00%, 7/29/99,
  Societe Generale, CP, 5/20/99,
  market value -- $15,397)               15,000         15,000

Prudential Bache Corp.,
  5.05%, 5/3/99
  (Collateralized by $10,314
  U.S. T-Bill, 0.00%, 7/29/99,
  market value -- $10,201)               10,000         10,000

Morgan Stanley Dean Witter,
  5.04%, 5/3/99
  (See Significant Accounting
  Policies, Securities Lending
  In the Notes to Financial
  Statements for collateral
  description)                           40,000         40,000

Nations Bank,
  5.08%, 5/3/99
  (See Significant Accounting
  Policies, Securities Lending
  In the Notes to Financial
  Statements for collateral
  description)                         $ 45,000     $   45,000

Salomon Corp.,
  5.04%, 5/3/99
  (See Significant Accounting
  Policies, Securities Lending
  In the Notes to Financial
  Statements for collateral
  description)                           40,000         40,000

Goldman Sachs Group L.P.,
  5.04%, 5/3/99
  (Collateralized by $11,294
  Federated Department
  Stores, Inc., 6.30%, 4/1/09,
  International Paper Co.,
  6.88%, 4/15/29, ProLogis Trust,
  7.10%, 4/15/08, Rite Aid Corp.,
  7.13%, 1/15/07,
  market value -- $11,420)               10,000         10,000

                                                       180,000
Total Securities Purchased
With Cash Collateral (Cost $207,443)                   207,443

Total Investments (Cost$1,186,176) (a) -- 116.8%     1,423,278

Liabilities in excess of other assets --
(16.8%)                                               (204,920)

TOTAL NET ASSETS -- 100.0%                          $1,218,358

(a Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

    Unrealized appreciation                           $276,272

    Unrealized depreciation                            (39,170)

    Net unrealized appreciation                       $237,102

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 1999.

ADR -- American Depository Receipts

See notes to financial statements.

The Victory Portfolios                       Schedules of Investments
Stock Index Fund                                       April 30, 1999

(Amounts in Thousands, Except Shares)                     (Unaudited)

                                       Shares or
                                       Principal    Market
Security Description                   Amount       Value

Commercial Paper (15.8%)

Associates Corp., N.A.,
4.95%, 5/3/99                          $128,725     $128,725

Total Commercial Paper (Cost $128,725)               128,725

Common Stocks (83.4%)

Advertising (0.2%):
Interpublic Group of Cos., Inc.           8,626          669

Omnicom                                  10,472          759

                                                       1,428

Aerospace/Defense (1.2%):
AlliedSignal, Inc.                       34,609        2,033

B.F. Goodrich Co.                         4,584          182

Boeing Co.                               58,268        2,368

General Dynamics Corp.                    7,865          553

Lockheed Martin Corp.                    24,344        1,048

Northrop Grumman Corp.                    4,236          271

Raytheon Co., Class B                    20,917        1,469

United Technologies Corp. (d)            14,018        2,031

                                                       9,955

Agriculture (0.1%):
Pioneer Hi-Bred International, Inc.      14,875          556

Airlines (0.3%):
AMR Corp. (b)                            11,327          790

Delta Air Lines, Inc.                     8,799          558

Southwest Airlines Co.                   20,880          680

U.S. Airways Group, Inc. (b)              5,430          296

                                                       2,324

Aluminum (0.3%):
Alcan Aluminum Ltd. (d)                  14,129          449

Alcoa, Inc.                              22,790        1,419

Reynolds Metal Co.                        3,967          247

                                                       2,115

Apparel (0.0%):
Reebok Internnational Ltd. (b)(d)         3,474           66

Russell Corp.                             2,225           49

                                                         115

Apparel -- Footwear (0.2%):
Liz Claiborne, Inc.                       3,975          131

Nike, Inc., Class B                      17,554        1,092

VF Corp.                                  7,444          383

                                                       1,606
Automobiles (1.1%):
Ford Motor Co.                           75,167        4,806

General Motors Corp.                     40,626     $  3,613

Navistar International Corp. (b)          4,126          216

PACCAR, Inc.                              4,809          269

                                                       8,904

Automotive Parts (0.2%):
Cummins Engine Co., Inc.                  2,579          138

Dana Corp.                               10,276          484

Genuine Parts Co. (d)                    11,166          335

ITT Industries, Inc.                      5,458          196

TRW, Inc.                                 7,433          312

                                                       1,465

Banks (5.5%):
AmSouth Bankcorp                          7,415          353

Bank of America Corp.                   107,509        7,740

Bank of New York Co.                     47,217        1,889

Bank One Corp.                           73,044        4,310

Bankers Trust New York Corp.              5,920          533

BB & T Corp. (d)                         19,284          770

Chase Manhattan Corp.                    52,500        4,344

Comerica, Inc.                            9,655          628

First Union Corp.                        61,500        3,406

Firstar Corp.                            42,864        1,289

Huntington Bancshares, Inc.              13,102          464

J.P. Morgan & Co., Inc. (d)              10,852        1,462

KeyCorp                                  28,277          875

MBNA Corp.                               49,807        1,404

Mellon Bank Corp.                        16,209        1,205

Mercantile Bancorporation, Inc.           9,768          557

National City Corp.                      20,272        1,455

PNC Bank Corp. (d)                       18,677        1,081

Regions Financial Corp.                  13,728          518

Republic New York Corp.                   6,659          391

SouthTrust Corp.                         10,265          409

SunTrust Banks, Inc.                     19,909        1,423

Synovus Financial Corp. (d)              16,593          367

U.S. Bancorp (d)                         45,271        1,678

Union Planters Corp.                      8,540          366

Wachovia Corp.                           12,585        1,106

Wells Fargo & Co.                       102,126        4,410

                                                      44,433

Banks -- Money Centers
Regional (0.5%):
BankBoston Corp.                         18,418          902

Fleet Financial Group, Inc.              35,278        1,519

Northern Trust Corp.                      6,893          642

State Street Corp.                        9,962     $    872

Summit Bancorp                           10,776          457

                                                       4,392

Banks -- Outside Money
Center (0.3%):
Fifth Third Bancorp (d)                  16,559        1,188

Providian Financial Corp.                 8,790        1,134

                                                       2,322

Beverages (2.3%):
Anheuser-Busch Co., Inc.                 29,665        2,169

Brown-Forman Corp., Class B               4,228          312

Coca Cola Enterprises, Inc. (d)          24,329          839

Coca-Cola Co.                           153,134       10,414

Coors (Adolph) Co.                        2,252          120

PepsiCo, Inc                             24,787        1,422

                                                      18,643

Brokerage Services (1.0%):
Merrill Lynch & Co., Inc.                22,018        1,848

Morgan Stanley, Dean Witter & Co.        35,858        3,557

Schwab (Charles) Corp.                   24,887        2,731

                                                       8,136

Building Materials (0.1%):
Armstrong World Industries, Inc.          2,464          135

Centex Corp.                              3,657          134

Fleetwood Enterprises, Inc. (d)           2,136           53

Kaufman & Broad Home Corp.                2,934           71

Masco Corp.                              21,057          618

Owens Corning                             3,339          119

Pulte Corp.                               2,647           60

                                                       1,190

Chemicals -- General (1.6%):
Air Products & Chemicals, Inc.           14,245          670

Dow Chemical Co.                         13,740        1,803

E.I. Du Pont de Nemours Co.              69,939        4,938

Eastman Chemical Co.                      4,885          272

Englehard Corp.                           8,892          171

FMC Corp. (b)                             2,036          132

Great Lakes Chemical Corp.                3,637          174

Hercules, Inc.                            6,244          236

Mallinckrodt, Inc.                        4,391          154

Monsanto Co.                             38,890        1,760

Nalco Chemical Co.                        4,031          147

PPG Industries, Inc.                     10,933          710

Praxair, Inc.                             9,793          507

Rohm & Haas Co. (d)                      10,411          467

Sigma-Aldrich Corp. (d)                   6,246     $    203

Union Carbide Corp.                       8,248          428

W.R. Grace & Co. (b)                      4,524           72

                                                      12,844

Chemicals -- Specialty (0.0%):
Morton International, Inc. (d)            7,532          304

Commercial Services (0.2%):

Cendant Corp. (b)                        51,624          929

Ecolab, Inc.                              8,024          337

Paychex Inc.                             10,152          518

                                                       1,784

Computers & Peripherals (4.4%):
3Com Corp. (b)                           22,260          582

Apple Computer, Inc. (b)(d)               8,474          390

Cabletron Systems, Inc. (b)              10,695          101

Compaq Computer Corp.                   104,797        2,338

Computer Sciences Corp.                   9,837          586

Data General Corp. (b)                    3,115           36

Dell Computer Corp. (b)(d)              158,102        6,512

EMC Corp. (b)(d)                         31,152        3,394

Gateway, Inc. (b)(d)                      9,738          645

Hewlett-Packard Co.                      63,052        4,973

International Business
  Machines Corp.                         57,328       11,992

Seagate Technology, Inc. (b)             15,148          422

Silicon Graphics, Inc. (b)               11,635          148

Sun Microsystems, Inc. (b)               47,866        2,863

Unisys Corp. (b)                         16,190          509

                                                      35,491

Conglomerates (0.5%):
Corning, Inc.                            14,412          825

Crane Co.                                 4,263          123

Minnesota Mining &
  Manufacturing Co.                      24,972        2,224

National Service Industries, Inc.         2,552           99

Tenneco, Inc.                            10,561          285

Textron, Inc. (d)                         9,835          906

                                                       4,462

Construction (0.0%):
Fluor Corp.                               4,663          155

Foster Wheeler Corp.                      2,506           34

                                                         189

Consumer Products (1.4%):
American Greetings Corp., Class A         4,361          114

Clorox Co.                                7,272          839

Colgate-Palmolive Co. (d)                18,176        1,862

Fortune Brands, Inc. (d)                 10,615     $    419

Jostens, Inc.                             2,175           47

Procter & Gamble Co.                     82,481        7,738

                                                      11,019

Containers (0.2%):
Ball Corp. (d)                            1,897          104

Bemis, Inc.                               3,223          113

Crown Cork & Seal, Inc. (d)               7,594          247

Newell Rubbermaid, Inc. (d)              17,436          827

Owens-Illinois, Inc. (b)                  9,644          280

Sealed Air Corp. (b)(d)                   5,182          315

Tupperware Corp.                          3,554           84

                                                       1,970

Cosmetics & Related (0.6%):
Alberto Culver Co.                        3,542           88

Avon Products, Inc.                      16,306          886

Gillette Co.                             68,911        3,596

International Flavor & Fragance, Inc.     6,587          260

                                                       4,830

Diversified (0.5%):
Tyco International Ltd.                  50,687        4,118

Electrical Equipment (2.9%):
Emerson Electric Co.                     27,170        1,752

General Electric Co.                    203,559       21,476

Johnson Controls, Inc.                    5,273          384

Thomas & Betts Corp. (d)                  3,493          147

                                                      23,759

Electronic & Electrical --
General (2.5%)
Advanced Micro Devices, Inc. (b)(d)       8,985          148

Andrew Corp. (b)                          5,146           72

Cisco Systems, Inc. (b)(d)               98,091       11,188

EG&G, Inc.                                2,751           86

Harris Corp.                              4,927          170

Honeywell, Inc.                           7,817          741

KLA-Tencor Corp. (b)                      5,455          271

Millipore Corp.                           2,708           83

Motorola, Inc.                           37,254        2,984

National Semiconductor Corp. (b)         10,376          130

Rockwell International Corp.             11,788          609

Solectron Corp.                          15,625          758

Tandy Corp.                               6,144          445

Tektronix, Inc.                           2,912           71

Texas Instruments, Inc. (d)              24,204        2,471

                                                      20,227

Entertainment (0.7%):
Brunswick Corp.                           5,708     $    137

Harrah's Entertainment, Inc. (b)          7,844          173

Hasbro, Inc.                             12,190          416

King World Productions, Inc. (b)(d)       4,442          157

Loews Corp.                               7,057          516

The Walt Disney Co. (d)                 127,707        4,054

                                                       5,453

Environmental Control (0.3%):
Waste Management, Inc.                   37,181        2,101

Financial & Insurance (0.1%)
MBIA, Inc.                                6,177          415

Financial Services (3.7%)
American Express Co.                     28,115        3,674

Associates First Capital Corp.           45,224        2,004

Bear Stearns Companies, Inc.              6,918          323

Capital One Financial Corp.               4,073          707

Citigroup, Inc. (d)                     140,267       10,556

Countrywide Credit Industries, Inc.       6,944          315

Equifax, Inc.                             9,153          329

Fannie Mae                               64,364        4,566

Franklin Resources, Inc. (d)             15,706          628

Freddie Mac                              42,124        2,643

Golden West Financial Corp.               3,503          351

Household International, Inc.            29,968        1,508

Lehman Brothers Holding, Inc.             7,060          392

SLM Holding Corp. (d)                    10,286          439

Washington Mutual, Inc.                  36,826        1,514

                                                      29,949

Food Distributors (0.6%):
Albertsons, Inc. (d)                     15,240          785

American Stores Co.                      17,041          538

Great Atlantic & Pacific Tea, Inc.        2,357           72

Kroger Co. (b)(d)                        15,904          864

Safeway, Inc.                            30,180        1,628

SUPERVALU, Inc.                           7,480          156

Sysco Corp.                              20,682          614

Winn-Dixie Stores, Inc.                   9,220          330

                                                       4,987

Food Processing & Packaging (1.5%):
Archer Daniels Midland Co.               36,825          552

Bestfoods                                17,739          890

Campbell Soup Co. (d)                    27,617        1,132

ConAgra, Inc.                            30,373          756

General Mills, Inc.                       9,494          694

H.J. Heinz Co.                           22,474     $  1,049

Hershey Foods Corp.                       8,885          468

Kellogg Co. (d)                          25,159          931

Quaker Oats Co.                           8,457          546

Ralston-Ralston Purina Group (d)         20,398          622

Sara Lee Corp. (d)                       56,701        1,262

Unilever N.V.                            39,737        2,580

Wm. Wrigley Jr. Co. (d)                   7,214          640

                                                      12,122

Forest Products --
Lumber & Paper (0.9%):
Boise Cascade Corp. (d)                   3,467          140

Champion International Corp.              5,938          325

Fort James Corp.                         13,682          520

Georgia Pacific Corp.                     5,465          506

International Paper Co. (d)              19,090        1,018

Kimberly-Clark Corp. (d)                 33,637        2,061

Louisiana Pacific Corp.                   6,746          140

Mead Corp.                                6,326          265

Potlatch Corp.                            1,786           74

Temple-Inland, Inc.                       3,422          236

Union Camp Corp.                          4,258          338

Westvaco Corp.                            6,275          187

Weyerhauser Co.                          12,333          828

Willamette Industries, Inc.               6,888          322

                                                       6,960

Funeral Services (0.0%):
Service Corp. International              16,953          352

Health Care (0.2%):
Columbia/HCA Healthcare Corp.            40,099          989

HCR Manor Care, Inc. (b)                  6,880          191

Humana, Inc. (b)                         10,390          142

                                                       1,322

Heavy Machinery (0.4%):
Case Corp. (d)                            4,597          159

Caterpillar Tractor, Inc.                22,265        1,433

Deere & Co.                              14,805          637

Harnischfeger Industries, Inc.            2,942           29

Ingersoll Rand Co. (d)                   10,206          706

McDermott International, Inc.             3,632          105

                                                       3,069

Hotels & Motels (0.1%):
Hilton Hotels Corp.                      16,187          253

Marriott International, Inc.,
  Class A (d)                            15,081          631

Mirage Resorts, Inc. (b)(d)              11,173          251

                                                       1,135

Household Goods -- Appliances,
Furnishings & Electronics (0.1%):
Maytag Corp.                              5,589     $    383

Whirlpool Corp. (d)                       4,722          313

                                                         696

Industrial Goods & Services (0.1%):
Dover Corp. (d)                          13,850          512

W.W. Grainger, Inc.                       5,898          296

                                                         808

Insurance (0.1%):
Cincinnati Financial Corp.               10,401          420

Progressive Corp. (d)                     4,462          640

                                                       1,060

Insurance -- Life (0.1%):
Jefferson Pilot Corp.                     6,580          443

Insurance -- Multi-Line (2.3%):
Aetna, Inc.                               8,873          778

Allstate Corp.                           50,930        1,853

American International Group, Inc.       76,282        8,957

Aon Corp.                                10,557          723

CIGNA Corp.                              12,818        1,118

Conseco, Inc.                            19,900          628

Hartford Financial Services

Group, Inc.                              14,491          854

Lincoln National Corp.                    6,274          603

Marsh & McLennan Cos., Inc.              15,972        1,223

MGIC Investment Corp.                     6,798          330

Provident Companies Inc.                  8,401          331

Safeco Corp.                              8,457          336

Torchmark Corp.                           8,706          298

Transamerica Corp.                        7,748          552

                                                      18,584

Insurance -- Property, Casualty,
Health (0.3%):
American General Corp.                   15,646        1,158

Chubb Corp.                              10,115          599

St. Paul Cos., Inc.                      14,634          420

UNUM Corp.                                8,590          469

                                                       2,646

Leisure -- Recreation,
Gaming (0.2%):
Carnival Corp.                           36,952        1,524

Machine Tools (0.1%):
Danaher Corp. (d)                         8,302          552

Milacron, Inc.                            2,367           54

Manufacturing --
Capital Goods (0.2%):
Cooper Industries, Inc.                   5,906     $    286

Illinois Tool Works, Inc.                15,522        1,195

Parker-Hannifin Corp.                     6,761          317

                                                       1,798

Manufacturing --
Consumer Goods (0.1%)
Eaton Corp.                               4,394          403

Mattel, Inc. (d)                         17,854          462

                                                         865

Manufacturing -- Miscellaneous (0.1%):
Briggs & Stratton Corp.                   1,432           94

NACCO Industries, Inc.                      476           38

Pall Corp. (d)                            7,692          142

Thermo Electron Corp. (b)                 9,860          159

                                                         433

Media (0.4%):
Media One Group Inc. (b)(d)              37,672        3,073

Medical Services (0.2%):
HEALTHSOUTH Corp. (b)                    26,260          353

Tenet Healthcare Corp. (b)(d)            19,220          454

United Healthcare Corp.                  11,560          649

                                                       1,456

Medical Supplies (0.9%):
Alza Corp., Class A (b)(d)                6,198          208

Bausch & Lomb, Inc.                       3,452          259

Baxter International, Inc.               17,733        1,117

Becton Dickinson & Co.                   15,468          575

Biomet, Inc.                              6,941          285

Boston Scientific Corp. (b)(d)           24,390        1,038

C.R. Bard, Inc.                           3,300          162

Guidant Corp.                            18,702        1,004

Medtronic, Inc.                          36,290        2,610

St. Jude Medical, Inc. (b)                5,228          146

                                                       7,404

Medical -- Information
Systems (0.1%):
IMS Health Inc. (d)                      19,800          594

Medical -- Wholesale Drug
Distribution (0.1%):
Cardinal Health, Inc.                    16,900        1,011

Metals -- Fabrication (0.0%):
Phelps Dodge Corp.                        3,567          226

Timken Co.                                3,823           85

                                                         311

Mining (0.0%):
Asarco, Inc.                              2,441     $     45

Cyprus Amax Minerals Co.                  5,649           87

Inco Ltd.                                10,308          197

                                                         329

Newspapers (0.4%):
Dow Jones & Co., Inc.                     5,791          316

Gannett Co., Inc.                        17,481        1,237

Knight-Ridder, Inc. (d)                   4,829          260

New York Times Co., Class A              11,321          391

Times Mirror Co., Class A                 4,509          264

Tribune Co.                               7,372          615

                                                       3,083

Office Equipment & Supplies
(Non-Computer Related) (0.5%):
Avery Dennison Corp.                      7,216          492

Deluxe Corp.                              4,997          173

IKON Office Solutions, Inc. (d)           9,135          110

Moore Corp. Ltd.                          5,495           55

Pitney Bowes, Inc.                       16,924        1,184

Xerox Corp. (d)                          40,710        2,392

                                                       4,406

Oil & Gas Exploration,
Production & Services (0.6%):
Anadarko Petroleum Corp.                  7,469          283

Apache Corp.                              6,069          186

Ashland, Inc.                             4,620          195

Burlington Resource, Inc.                11,021          508

Coastal Corp.                            13,201          505

Columbia Gas System, Inc.                 5,158          248

Helmerich & Payne, Inc.                   3,099           80

Kerr-McGee Corp.                          5,336          226

Occidental Petroleum Corp.               21,472          433

Oneok, Inc.                               1,939           54

Rowan Cos., Inc. (b)                      5,160           83

Sunoco, Inc.                              5,811          208

Union Pacific Resources Group, Inc.      15,580          218

USX -- Marathon Group                    19,108          597

Williams Cos., Inc.                      26,553        1,255

                                                       5,079

Oil-Integrated Companies (4.3%):
Amerada Hess Corp.                        5,614          320

Atlantic Richfield Co.                   20,251        1,700

Chevron Corp.                            40,500        4,040

Exxon Corp.                             151,029       12,545

Mobil Corp.                              48,408        5,071

Phillips Petroleum Co.                   15,805     $    800

Royal Dutch Petroleum Co.,              133,205        7,817

Texaco, Inc.                             33,180        2,082

Unocal Corp.                             14,983          623

                                                      34,998

Oilfield Services & Equipment (0.5%):
Baker Hughes, Inc.                       20,295          606

Halliburton Co.                          27,283        1,163

Schlumberger Ltd. (d)                    33,886        2,165

                                                       3,934

Paint, Varnishes, Enamels (0.0%):
Sherwin-Williams Co.                     10,672          332

Pharmaceuticals (7.7%):
Abbott Laboratories                      94,275        4,566

Allergan, Inc.                            4,062          365

American Home Products Corp.             81,876        4,994

Amgen, Inc. (b)                          31,596        1,941

Bristol-Myers Squibb Co.                123,442        7,846

Eli Lilly & Co.                          68,314        5,030

Johnson & Johnson, Inc.                  83,532        8,144

McKesson HBOC, Inc.                      16,338          572

Merck & Co., Inc.                       147,979       10,396

Pfizer, Inc.                             80,620        9,276

Pharmacia & Upjohn, Inc.                 31,537        1,766

Schering-Plough Corp.                    91,293        4,411

Warner-Lambert Co. (d)                   50,988        3,464

Watson Pharmaceuticals, Inc. (b)          5,895          239

                                                      63,010

Photography (0.2%):
Eastman Kodak Co.                        20,122        1,502

Polaroid Corp. (d)                        2,724           56

                                                       1,558

Pollution Control
Services & Equipment (0.0%):
Browning-Ferris Industries, Inc.          9,823          392

Precision Instruments
& Related (0.0%):
Perkin-Elmer Corp.                        3,065          331

Primary Metal & Mineral
Production (0.2%):
Barrick Gold Corp.                       23,147          467

Battle Mountain Gold Co.                 14,267           40

Freeport-McMoRan
  Copper & Gold, Inc., Class B           10,276          157

Homestake Mining Co.                     16,141          154

Newmont Mining Corp.                     10,380     $    250

Placer Dome, Inc. (d)                    15,520          219

                                                       1,287

Publishing (0.8%):
Dun & Bradstreet (d)                     10,262          377

McGraw-Hill Cos., Inc.                   12,218          675

Meredith Corp.                            3,220          118

R.R. Donnelley & Sons Co.                 8,344          295

Time Warner, Inc. (d)                    76,220        5,336

                                                       6,801

Radio & Television (0.8%):
CBS Corp. (d)                            43,831        1,997

Clear Channel Communications,
  Inc. (b)                               16,351        1,136

Comcast Corp., Class A

Special Shares                           22,970        1,509

Viacom, Inc., Class B (b)                43,182        1,765

                                                       6,407

Railroads (0.4%):
Burlington Northern Santa Fe             29,119        1,067

CSX Corp.                                13,483          664

Norfolk Southern Corp.                   23,538          769

Union Pacific Corp.                      15,355          921

                                                       3,421

Restaurants (0.6%):
Darden Restaurants, Inc. (d)              8,558          191

McDonald's Corp. (d)                     84,056        3,561

Tricon Global Restaurants (b)             9,468          610

Wendy's International, Inc.               7,724          209

                                                       4,571

Retail (2.3%):
Costco Cos., Inc. (b)(d)                 13,561        1,098

Dayton Hudson Corp.                      27,384        1,843

Dollar General Corp. (d)                 10,994          385

Fred Meyer, Inc. (b)                      9,610          520

K-Mart Corp. (b)(d)                      30,598          455

Kohl Corp. (b)                            9,819          652

Staples, Inc. (b)                        28,635          859

Wal-Mart Stores, Inc. (d)               276,244       12,708

                                                      18,520

Retail -- Department Stores (0.5%):
Consolidated Stores Corp. (b)(d)          6,797          234

Dillard's, Inc., Class A (d)              6,630          184

Federated Department
  Stores, Inc. (b)(d)                    13,026          608

Harcourt General, Inc. (d)                4,371          208

J.C. Penney Co., Inc.                    16,371     $    747

May Department Stores Co.                21,751          866

Nordstrom, Inc. (d)                       8,825          311

Sears, Roebuck & Co.                     23,780        1,093

                                                       4,251

Retail -- Drug Stores (0.4%):
CVS Corp.                                24,188        1,152

Longs Drug Stores Corp.                   2,394           82

Rite Aid Corp.                           16,035          374

Walgreen Co.                             62,018        1,667

                                                       3,275

Retail -- Specialty Stores (1.4%):
AutoZone, Inc. (b)(d)                     9,318          280

Circuit City Stores, Inc. (d)             6,228          383

Home Depot, Inc. (d)                     91,575        5,488

Limited, Inc.                            14,058          615

Lowe's Cos., Inc.                        22,842        1,205

Pep Boys -- Manny, Moe & Jack (d)         3,256           47

The Gap, Inc.                            35,412        2,357

TJX Cos., Inc.                           20,076          669

Toys "R" Us, Inc. (b)(d)                 15,594          339

                                                      11,383

Rubber & Rubber Products (0.1%):
Cooper Tire & Rubber Co. (d)              4,664          102

Goodyear Tire & Rubber Co. (d)            9,677          554
                                                         656

Semiconductors (1.8%):
Applied Materials, Inc. (b)              22,939        1,230

Intel Corp.                             207,110       12,673

LSI Logic Corp. (b)(d)                    8,787          299

Micron Technology, Inc. (b)              15,385          571

                                                      14,773

Software & Computer
Services (5.8%):
Adobe Systems, Inc.                       3,783          240

America Online, Inc. (b)(d)              63,822        9,111

Ascend Communications, Inc. (b)          13,466        1,301

Autodesk, Inc.                            3,675          109

Automatic Data Processing, Inc.          38,269        1,703

BMC Software, Inc. (b)(d)                14,639          630

Ceridian Corp. (b)                        8,887          325

Computer Associates International, Inc.  33,467        1,429

Compuware Corp. (b)                      22,830          556

Electronic Data Systems Corp.            30,587        1,644

First Data Corp.                         27,477        1,166

Microsoft Corp. (b)                     313,518       25,493

Novell, Inc. (b)                         20,971     $    467

Oracle Corp. (b)                         89,427        2,420

Parametric Technology Corp. (b)          16,610          217

Peoplesoft, Inc. (b)(d)                  14,464          198

Shared Medical Systems Corp.              1,637           89

                                                      47,098

Steel (0.1%):
Allegheny Teledyne, Inc.                 12,178          272

Bethlehem Steel Corp. (b)                 8,046           73

Nucor Corp.                               5,440          320

USX -- U.S. Steel Group, Inc.             5,487          166

Worthington Industries, Inc. (d)          5,745           79

                                                         910

Tax Return Preparation (0.0%):
H&R Block, Inc.                           6,064          292

Telecommunications (0.3%):
Frontier Corp.                           10,617          586

Nextel Communications (b)                17,845          731

Scientific-Atlanta, Inc.                  4,690          149

Sprint Corp. (PCS Group)                 27,315        1,157

                                                       2,623

Telecommunications -- Equipment (1.4%):
General Instrument Corp. (b)             10,391          379

Lucent Technologies, Inc. (d)           164,204        9,873

Tellabs, Inc. (b)                        12,058        1,321

                                                      11,573

Textile Manufacturing (0.0%):
Fruit of the Loom Ltd. (b)                4,479           48

Springs Industries, Inc., Class A         1,098           41

                                                          89

Tobacco & Tobacco Products (0.8%):
Philip Morris Cos., Inc.                151,243        5,303

RJR Nabisco Holdings Corp.               20,163          519

UST, Inc.                                11,543          322

                                                       6,144

Tools & Hardware
Manufacturing (0.1%):
Black & Decker Corp. (d)                  5,458          310

Snap-on, Inc.                             3,624          118

Stanley Works                             5,517          168

                                                         596

Transportation (0.2%):
FDX Corp. (b)                             9,160        1,031

Kansas City Southern
  Industries, Inc. (d)                    6,780          404

                                                       1,435

Transportation Leasing
& Trucking (0.0%):
Ryder Systems, Inc.                       4,412     $    116

Transportation Services (0.0%):
Laidlaw, Inc.                            20,471          129

Utilities -- Electric (1.7%):
Ameren Corporation                        8,517          330

American Electric Power Co. (d)          11,878          492

Carolina Power & Light Co.                9,394          379

Central & South West Corp. (d)           13,198          327

CINergy Corp.                             9,844          293

Consolidated Edison Co.
  of New York, Inc.                      14,475          658

Detroit Edison Co. (d)                    9,018          368

Dominion Resources, Inc. (d)             12,126          499

Duke Energy Corp.                        22,458        1,259

Edison International                     21,894          536

Entergy Corp                             15,306          478

FirstEnergy Corp.                        14,716          437

FPL Group, Inc.                          11,213          632

New Century Engergies, Inc.               7,095          248

Niagara Mohawk Holdings, Inc. (b)        11,631          156

Northern States Power Co.                 9,471          228

PacifiCorp                               18,463          308

Peco Energy Co.                          13,908          660

PG&E Corp.                               23,741          737

PP&L Resources, Inc.                      9,391          262

Public Service Enterprise Group          13,861          554

Raychem Corp.                             4,809          127

Reliant Energy, Inc.                     17,658          500

Southern Co.                             43,281        1,172

Texas Utilities Co.                      17,525          697

The AES Corp. (b)                        11,193          560

Unicom Corp.                             13,481          523

                                                      13,420

Utilities -- Electric & Gas (0.1%):
Baltimore Gas & Electric Co.              9,265          261

CMS Energy Corp.                          6,440          283

GPU, Inc.                                 7,943          303

                                                         847

Utilities -- Gas (0.3%):
Consolidated Natural Gas Co.              5,953          354

Eastern Enterprises                       1,363           49

Enron Corp.                              21,755        1,637

NICOR, Inc.                               2,931          107

Peoples Energy Corp.                      2,158           81

Sempra Energy (d)                        14,898     $    309

Sonat, Inc. (d)                           6,830          244

                                                       2,781

Utilities -- Telecommunications (7.1%):
AirTouch Communications, Inc. (b)        35,510        3,316

ALLTEL Corp.                             17,083        1,152

Ameritech Corp.                          68,270        4,672

AT&T Corp. (d)                          195,493        9,871

Bell Atlantic Corp.                      96,428        5,557

BellSouth Corp.                         121,135        5,421

Century Telephone Enterprises, Inc.       8,535          344

GTE Corp.                                59,907        4,010

MCI Worldcom, Inc. (b)                  113,893        9,339

Nortel Networks Corp.                    41,224        2,811

SBC Communications, Inc.                121,509        6,805

Sprint Corp. (FON Group) (d)             27,757        2,847

U. S. West, Inc.                         31,258        1,635

                                                      57,780

Total Common Stocks (Cost $413,062)                  678,388

U.S. Treasury Bills (0.9%)

4.36%, 6/17/99 (c)                     $  7,350        7,310

Total U.S. Treasury Bills (Cost $7,308)                7,310

Securities Purchased With Cash Collateral (11.3%)

Short Term Securities (0.9%):
General American
  Funding Agreement,
  5.10%, 3/29/00                          3,448        3,448

AIM Short Term Prime
  Money Market Fund                       1,515        1,515

AIM Liquid Assets
  Money Market Fund                       2,114        2,114

                                                       7,077

Repurchase Agreements (10.4%):
Nations Bank, 5.08%, 5/3/99
  (See Significant Accounting
  Policies, Securities Lending in
  the Notes to Financial Statements
  for collateral description)            25,000       25,000

Goldman Sachs Group L.P.,
  5.04%, 5/3/99
  (See Significant Accounting
  Policies, Securities Lending in
  the Notes to Financial Statements
  for collateral description)            20,000       20,000

Merrill Lynch, 4.97%, 5/3/99
  (Collateralized by $20,354
  Pacific Finance, 0.00%, 5/26/99,
  Granger Inc., 0.00%, 5/26/99,
  market value $20,882)                $ 20,000     $ 20,000

Morgan Stanley Dean Witter,
  5.04%, 5/3/99
  (Collateralized by $19,000
  Southwestern Electric, 7.00%,
  7/1/07, Proctor & Gamble Co.,
  9.36%, 1/1/21, Republic of Italy,
  4.94%, 6/28/01,
  market value $20,819)                  20,000       20,000

                                                      85,000

Total Securities Purchased
With Cash Collateral (Cost $92,077)                   92,077

Total Investments (Cost $641,172) (a) -- 111.4%      906,500

Liabilities in excess of other assets -- (11.4%)     (93,191)

TOTAL NET ASSETS -- 100.0%                          $813,309

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands): Unrealized appreciation $276,906 Unrealized depreciation (9,165) Net unrealized appreciation $267,741

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) All or a portion of this security was loaned as of April 30, 1999.

         Number of         Market
         Contracts         Value

Futures Contracts
S&P 500 Index,
  face amount $132,239
  expiring June 18, 1999               403          $134,652

Total Futures Contracts (Cost $132,239)             $134,652

See notes to financial statements.

The Victory Portfolios                       Schedules of Investments
Growth Fund                                            April 30, 1999

(Amounts in Thousands, Except Shares)                     (Unaudited)

                                       Shares or
                                       Principal    Market
Security Description                   Amount       Value

Commercial Paper (1.4%)

Associates Corp., N.A.,
  4.95%, 5/3/99                        $  5,001     $  5,001

Total Commercial Paper (Cost $5,001)                   5,001

Common Stocks (96.8%)

Aerospace/Defense (2.7%):
AlliedSignal, Inc.                       77,400        4,547

United Technologies Corp. (c)            37,200        5,390

                                                       9,937

Banks (4.9%):
Bank of America Corp. (c)                66,100        4,759

Mellon Bank Corp.                        74,600        5,544

Wells Fargo & Co. (c)                   163,700        7,070

                                                      17,373

Beverages (1.9%):
Anheuser-Busch Co., Inc. (c)             39,101        2,859

Coca-Cola Co.                            38,500        2,618

PepsiCo, Inc.                            41,400        1,529

                                                       7,006

Chemicals -- General (2.2%):
Air Products & Chemicals, Inc.           90,200        4,239

E.I. Du Pont de Nemours Co.              54,200        3,828

                                                       8,067

Computers & Peripherals (4.5%):
Hewlett-Packard Co.                      36,100        2,847

International Business
  Machines Corp.                         50,300       10,522

Sun Microsystems, Inc. (b)               45,000        2,692

                                                      16,061

Conglomerates (1.1%):
Textron, Inc.                            45,000        4,146

Consumer Products (2.5%):

Colgate-Palmolive Co.                    34,300        3,514

Procter & Gamble Co.                     60,300        5,657

                                                       9,171

Containers (1.1%):
Newell Rubbermaid, Inc.                  84,400        4,004

Cosmetics & Related (1.7%):
Avon Products, Inc.                      90,800        4,931

Gillette Co. (c)                         25,500        1,331

                                                       6,262

Electrical Equipment (5.4%):
Emerson Electric Co.                     91,200        5,882

General Electric Co.                    127,400       13,441

                                                      19,323

Electronic & Electrical -- General (3.9%):

Cisco Systems, Inc. (b)                  83,200     $  9,490
Motorola, Inc.                           57,800        4,631
                                                      14,121

Entertainment (0.8%):
Hasbro, Inc.                             88,200        3,010

Environmental Control (1.0%):
Waste Management, Inc.                   63,300        3,576

Financial Services (4.1%):
Citigroup, Inc. (c)                      87,200        6,562

Fannie Mae                               90,000        6,384

Franklin Resources, Inc. (c)             48,000        1,920

                                                      14,866

Food Processing & Packaging (3.2%):
ConAgra, Inc.                           162,300        4,037

General Mills, Inc.                      67,000        4,899

Sara Lee Corp.                           63,000        1,402

Unilever N.V.                            21,000        1,364

                                                      11,702

Forest Products --
Lumber & Paper (1.1%):
Mead Corp.                               94,500        3,951

Insurance -- Multi-Line (3.0%):
American International Group, Inc.       83,000        9,748

Everest Reinsurance Holdings, Inc.       36,200        1,097

                                                      10,845

Manufacturing --
Capital Goods (0.5%):
Cooper Industries, Inc.                  35,200        1,703

Medical Supplies (1.1%):
Medtronic, Inc.                          55,300        3,978

Newspapers (0.8%):
Gannett Co., Inc.                        40,800        2,889

Oil & Gas Exploration,
Production & Services (0.4%):
Anadarko Petroleum Corp.                 36,200        1,373

Oil-Integrated Companies (3.2%):
Chevron Corp. (c)                        17,600        1,756

Conoco, Inc., Class A                   113,625        3,082

Mobil Corp.                              64,800        6,787

                                                      11,625

Oilfield Services & Equipment (1.2%):
Schlumberger Ltd.                        69,500        4,439

Pharmaceuticals (13.4%):
Abbott Laboratories                     149,300        7,232

American Home Products Corp.             98,200        5,990

Bristol-Myers Squibb Co.                 83,400        5,301

Eli Lilly & Co.                          47,500        3,497

Johnson & Johnson, Inc. (c)              72,400     $  7,059

McKesson HBOC, Inc.                      51,200        1,792

Merck & Co., Inc.                        53,600        3,765

Pfizer, Inc.                             74,000        8,515

Schering-Plough Corp.                   104,300        5,039

                                                      48,190

Publishing (1.1%):
Time Warner, Inc. (c)                    56,800        3,976

Radio & Television (0.9%):
Viacom, Inc., Class B (b) (c)            81,800        3,344

Retail (3.5%):
Dayton Hudson Corp.                      91,400        6,152

Wal-Mart Stores, Inc.                   143,000        6,578

                                                      12,730

Retail -- Drug Stores (1.1%):
Walgreen Co.                            149,000        4,004

Retail -- Specialty Stores (2.3%):
AutoZone, Inc. (b) (c)                   46,200        1,386

Home Depot, Inc. (c)                    117,900        7,067

                                                       8,453

Semiconductors (3.4%):
Altera Corp. (b)                         32,300        2,334

Applied Materials, Inc. (b)              23,700        1,271

Intel Corp.                             144,400        8,835

                                                      12,440

Software & Computer
Services (6.5%):
Automatic Data Processing, Inc. (c)     133,100        5,923

Microsoft Corp. (b)                     155,400       12,635

Oracle Corp. (b) (c)                    168,000        4,547

                                                      23,105

Telecommunications -- Equipment (1.7%):
Lucent Technologies, Inc. (c)           100,000        6,013

Tobacco & Tobacco Products (0.9%):
Philip Morris Cos., Inc.                 97,500        3,419

Utilities -- Gas (1.3%):
Enron Corp.                              62,600        4,711

Utilities --
Telecommunications (8.4%):
AirTouch

Communications, Inc. (b) (c)             27,300        2,549

Ameritech Corp.                          75,700        5,181

AT&T Corp. (c)                          105,000        5,303

GTE Corp.                                58,200        3,896

MCI Worldcom, Inc. (b)                   85,300     $  6,994

SBC Communications, Inc. (c)            111,300        6,233

                                                      30,156

Total Common Stocks (Cost $208,809)                  349,969

Securities Purchased With Cash Collateral (5.1%)

Short Term Securities (1.0%):
General American Funding
  Agreement, 5.10%, 3/29/00            $  1,665        1,665

AIM Short Term Prime
  Money Market Fund                         731          731

AIM Liquid Assets
  Money Market Fund                       1,021        1,021
                                                       3,417

Repurchase Agreements (4.1%):
Merrill Lynch,
  4.97%, 5/3/99
  (See Significant Accounting
  Policies, Securities Lending
  in the Notes to Financial
  Statements for collateral
  description)                            5,000        5,000

Goldman Sachs Group L.P.,
  5.04%, 5/3/99
  (Collateralized by $11,002
  AT&T Corp., 7.50%, 6/1/06,
  GTE Northwest Inc.,
  6.30%, 6/1/10,
  Heller Financial, Inc.,
  6.44%, 10/6/02,
  M&I Capital Trust,
  7.65%, 12/1/26,
  market value -- $11,492)               10,000       10,000

                                                      15,000

Total Securities Purchased
With Cash Collateral (Cost $18,417)                   18,417

Total Investments (Cost $232,227) (a) -- 103.3%      373,387

Liabilities in excess of other assets -- (3.3%)      (11,851)

TOTAL NET ASSETS -- 100.0%                          $361,536

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                         $143,848

    Unrealized depreciation                           (2,688)

    Net unrealized appreciation                     $141,160

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 1999.

See notes to financial statements.



                                                                     Statements of Assets and Liabilities
The Victory Portfolios                                                                     April 30, 1999

(Amounts in Thousands, Except Per Share Amounts)                      (Unaudited)

                                                                        Diversified  Stock
                                                 Value       Lakefront  Stock        Index         Growth
                                                 Fund        Fund       Fund         Fund          Fund

ASSETS:
Investments, at value (Cost $417,304;
 $1,023; $1,006,176; $556,172 & $217,227)        $638,600    $1,333     $1,243,278   $821,500      $358,387
Repurchase agreements at amortized cost            30,000        --        180,000     85,000        15,000

        Total                                     668,600     1,333      1,423,278    906,500       373,387

Cash                                                   --        --            468          4            --
Interest and dividends receivable                     594         1            838        562           321
Receivable for capital shares issued                   45        --            484         82            59
Receivable from brokers for investments sold          986        --         11,301        112         6,577
Prepaid expenses and other assets                      21        20             71         31            32

        Total Assets                              670,246     1,354      1,436,440    907,291       380,376

LIABILITIES:
Payable for capital shares redeemed                    22        --            406          9            51
Payable to brokers for investments purchased        2,983        --          9,128        384            --
Payable for return of collateral received          55,170        --        207,443     92,077        18,417
Payable for net variation margin on open
 futures contracts                                     --        --             --      1,112
Payable  for organization cost                         --         9             --         --            --
Accrued expenses and other payables:
    Investment advisory fees                          467         1            593        323           272
    Administration fees                                 9        --             16         --             6
    Custodian fees                                     10         2             22         39             5
    Accounting fees                                     1         1              4          4             1
    Transfer agent fees                                 6         2            117         14             4
    Shareholder service fees                          111        --             --         --            69
    Shareholder service fees -- Class A                --        --            204         --            --
    Shareholder service and 12b-1 fees -- Class B      --        --             55         --            --
    12b-1 fees -- Class G                              --        --             34         --
    Other                                              17        --             60         20            15

        Total Liabilities                          58,796        15        218,082     93,982        18,840

NET ASSETS:
Capital                                           351,120       991        862,385    523,750       205,655
Undistributed (distributions in excess of)
 net investment income                               (263)        1           (419)       895          (350)
Net unrealized appreciation/depreciation
 from investments                                 221,296       311        237,102    267,741       141,160
Accumulated undistributed net realized
 gains from investment transactions                39,297        36        119,290     20,923        15,071

        Net Assets                               $611,450    $1,339     $1,218,358   $813,309      $361,536

Net Assets
    Class A                                                             $1,059,591
    Class B                                                                 70,809
    Class G                                                                 87,958

        Total                                                           $1,218,358

Outstanding units of beneficial
 interest (shares)
    Class A                                                                 57,530
    Class B                                                                  3,919
    Class G                                                                  4,776

        Total                                      32,140       105         66,225     35,332        15,089
Net asset value
    Redemption price per share                   $  19.02    $12.71                  $  23.02      $  23.96

    Redemption price per share -- Class A                               $    18.42
    Offering and redemption price per
     share -- Class G                                                   $    18.42

    Offering and redemption price per
     share -- Class B<F1>                                               $    18.07

Maximum sales charge                                 5.75%     5.75%          5.75%      5.75%         5.75%

Maximum offering price per share
 (100%/(100%-maximum sales charge)
 of net asset value adjusted
 to nearest cent)                                $  20.18    $13.49                  $  24.42      $  25.42

Maximum offering price per share
 (100%/(100%-maximum sales
 charge) of net asset value
 adjusted to nearest cent) -- Class A                                   $    19.54

<F1> Redemption price per Class B share varies based on length of time held.

See notes to financial statements.


                                                                          Statements of Operations
The Victory Portfolios                                     For the Six Months Ended April 30, 1999
(Amounts in Thousands)                                                                 (Unaudited)

                                                                 Diversified   Stock
                                         Value        Lakefront  Stock         Index        Growth
                                         Fund         Fund       Fund          Fund         Fund
Investment Income:
Interest income                          $    169     $  --      $    580      $  3,152     $   115
Dividend income                             4,141        10         6,984         3,873       1,753
Securities Lending                             38        --           116             8           1
Foreign tax withholding                        --        --           (39)           (3)         --

    Total Income                            4,348        10         7,641         7,030       1,869

Expenses:
Investment advisory fees                    2,796         6         3,401         2,180       1,588
Administration fees                           380         1           627           467         235
Shareholder service fees                      697         1            --            --         394
Shareholder service fees -- Class A            --        --         1,118            --          --
Shareholder service fees and 12b-1
 fees -- Class B                               --        --           299            --          --
12b-1 fees -- Class G                          --        --            34            --          --
Accounting fees                                48        17            79            81          37
Custodian fees                                 57         1           111            98          37
Legal and audit fees                           29         1            65            38          16
Amortization of organization costs             --         3            --            --          --
Trustees' fees and expenses                     7        --            14             9           4
Transfer agent fees                            17         4           254            40          18
Registration and filing fees                    7         7            23            17          13
Printing fees                                  --         2            33             2           1
Other                                          33        --            60            40          16

    Total Expenses                          4,071        43         6,118         2,972       2,359

Expenses voluntarily reduced                 (158)       (3)         (304)         (916)       (144)

    Expenses before reimbursement
     from distributor                       3,913        40         5,814         2,056       2,215
    Expenses reimbursed by
     distributor                               --       (37)           --            --          --

     Net Expenses                           3,913         3         5,814         2,056       2,215

Net Investment Income (Loss)                  435         7         1,827         4,974        (346)

Realized/Unrealized Gains
 (Losses) from Investments and
 Foreign Currencies:
Net realized gains (losses)
 from investment transactions              39,323        37       119,535        34,886      15,084
Change in unrealized
 appreciation/depreciation
 from investments                          67,365       240       110,700       100,234      42,437
Net realized/unrealized gains
 (losses) from investments
 and foreign currencies                   106,688       277       230,235       135,120      57,521

Change in net assets resulting
 from operations                         $107,123     $ 284      $232,062      $140,094     $57,175


See notes to financial statements.


The Victory Portfolios                                                        Statements of Changes in Net Assets

(Amounts in Thousands)                                                                                (Unaudited)

                                                Value                   Lakefront              Diversified
                                                Fund                      Fund                 Stock Fund
                                         Six                       Six                     Six
                                         Months       Year         Months      Year        Months       Year
                                         Ended        Ended        Ended       Ended       Ended        Ended
                                         April 30,    October 31,  April 30,   October 31, April 30,    October 31,
                                         1999         1998         1999        1998        1999         1998
From Investment Activities:
Operations:
    Net investment income                $    435     $   2,767    $     7     $    14     $    1,827   $  5,560
    Net realized gains/(losses) from
     investment transactions               39,323        86,242         37         145        119,535    198,757
    Net change in unrealized
     appreciation/depreciation
     from investments                      67,365         3,941        240         (71)       110,700    (25,092)

Change in net assets resulting
 from operations                          107,123        92,950        284          88        232,062    179,225

Distributions to Shareholders:
    From net investment income               (698)       (2,951)        (7)        (15)            --         --
        Class A                                --            --         --          --         (2,332)    (5,598)
    In excess of net investment income         --            --         --          --             --         --
    From net realized gains from
     investment transactions              (86,132)      (39,042)      (145)        (21)      (198,727)   (90,033)

Change in net assets from
 distributions to shareholders            (86,830)      (41,993)      (152)        (36)      (201,059)   (95,631)

Capital Transactions:
    Proceeds from shares issued            49,749        61,756         55          69        156,349    272,765
    Proceeds from shares issued
     in connection with acquisition            --            --         --          --         60,016     86,317
    Dividends reinvested                   80,846        38,868         64          18        167,392     73,238
    Cost of shares redeemed               (56,751)     (106,315)       (35)       (271)      (180,522)  (324,262)

Change in net assets from
 capital transactions                      73,844        (5,691)        84        (184)       203,235    108,058

Change in net assets                       94,137        45,266        216        (132)       234,238    191,652

Net Assets:
    Beginning of period                   517,313       472,047      1,123       1,255        984,120    792,468

    End of period                        $611,450     $ 517,313    $ 1,339     $ 1,123     $1,218,358   $984,120

Share Transactions:
    Issued                                  2,829         3,424          5           6          9,128     16,693
    Issued in connection
     with acquisition                          --            --         --          --          4,456      4,725
    Reinvested                              5,046         2,383          6           1         10,909      4,406
    Redeemed                               (3,241)       (5,953)        (3)        (21)       (10,515)   (18,215)

Change in shares                            4,634          (146)         8         (14)        13,978      7,609


See notes to financial statements.

The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)                                            (Unaudited)

                                                       Stock Index                    Growth
                                                          Fund                         Fund

                                                 Six                           Six
                                                 Months         Year           Months         Year
                                                 Ended          Ended          Ended          Ended
                                                 April 30,      October 31,    April 30,      October 31,
                                                 1999           1998           1999           1998

From Investment Activities:
Operations:
    Net investment income                        $  4,974       $  10,611      $   (346)      $   (281)
    Net realized gains/(losses) from
      investment transactions                      34,886          47,395        15,084         22,291
    Net change in unrealized appreciation/
      depreciation from investments               100,234          51,833        42,437         31,511

Change in net assets resulting
  from operations                                 140,094         109,839        57,175         53,521

Distributions to Shareholders:
    From net investment income                     (5,123)        (10,250)           --             --
    In excess of net investment income                 --              --            --            (48)
    From net realized gains from
      investment transactions                     (61,389)        (27,890)      (22,258)       (12,887)

Change in net assets from
  distributions to shareholders                   (66,512)        (38,140)      (22,258)       (12,935)

Capital Transactions:
    Proceeds from shares issued                   103,192         188,176        77,477         72,169
    Proceeds from shares issued in
      connection with acquisition                      --          46,866            --             --
    Dividends reinvested                           60,681          37,415        18,992         11,125
    Cost of shares redeemed                       (51,293)       (182,024)      (39,326)       (39,937)

Change in net assets from
  capital transactions                            112,580          90,433        57,143         43,357

Change in net assets                              186,162         162,132        92,060         83,943

Net Assets:
Beginning of period                               627,147         465,015       269,476        185,533

End of period                                    $813,309       $ 627,147      $361,536       $269,476

Share Transactions:
    Issued                                          4,798           9,549         3,375          3,548
    Issued in connection with acquisition              --           2,272            --             --
    Reinvested                                      3,107           2,000           936            635
    Redeemed                                       (2,400)         (8,801)       (1,688)        (2,017)

Change in shares                                    5,505           5,020         2,623          2,166

See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

         Value Fund

                                       Six
                                       Months         Year           Year           Year           Year           December 3,
                                       Ended          Ended          Ended          Ended          Ended          1993 to
                                       April 30,      October 31,    October 31,    October 31,    October 31,    October 31,
                                       1999           1998           1997           1996           1995<F5>       1994<F2>
                                       (Unaudited)

Net Asset Value,
  Beginning of Period                  $  18.81       $  17.07       $  14.18       $  11.87       $  10.13       $  10.00

Investment Activities
    Net investment income                  0.01           0.09           0.15           0.20           0.27           0.21
    Net realized and unrealized
      gains (losses) from investments      3.35           3.16           3.57           2.65           1.92           0.11

        Total from
          Investment Activities            3.36           3.25           3.72           2.85           2.19           0.32

Distributions
    Net investment income                 (0.02)         (0.10)         (0.16)         (0.20)         (0.27)         (0.19)
    In excess of net investment income       --             --             --             --          (0.01)            --
    Net realized gains                    (3.13)         (1.41)         (0.67)         (0.34)         (0.17)            --

        Total Distributions               (3.15)         (1.51)         (0.83)         (0.54)         (0.45)         (0.19)

Net Asset Value, End of Period         $  19.02       $  18.81       $  17.07       $  14.18       $  11.87       $  10.13

Total Return (excludes sales charges)     21.04%<F3>     20.46%         27.24%         24.66%         22.28%          3.27%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $611,450       $517,313       $472,047       $382,083       $295,871       $188,184
Ratio of expenses to
  average net assets                       1.40%<F4>      1.34%          1.32%          1.33%          0.99%          0.92%<F4>
Ratio of net investment income to
  average net assets                       0.15%<F4>      0.54%          0.93%          1.56%          2.55%          2.32%<F4>
Ratio of expenses to average
  net assets<F1>                           1.45%<F4>      1.46%          <F6>           1.35%          1.30%          1.48%<F4>
Ratio of net investment income to
  average net assets<F1>                   0.10<F4>       0.42%          <F6>           1.54%          2.24%          1.76%<F4>
Portfolio turnover                           17%            40%            25%            28%            23%            39%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Not annualized.
<F4> Annualized.
<F5> Effective June 5, 1995, the Victory Equity Income Portfolio merged into the Value Fund. Financial highlights for the periods prior to June 5, 1995 represent the Value Fund.
<F6> There were no voluntary fee reductions during the period.

See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                                Lakefront Fund

                                                 Six                                     March 3,
                                                 Months              Year                1997
                                                 Ended               Ended               through
                                                 April 30,           October 31,         October 31,
                                                 1999                1998                1997<F2>
                                                 (Unaudited)

Net Asset Value, Beginning of Period             $11.52              $11.29              $10.00

Investment Activities
    Net investment income                          0.06                0.13                0.12
    Net realized and unrealized gains
      (losses) from investments                    2.63                0.43                1.27

        Total from Investment Activities         $ 2.69              $ 0.56              $ 1.39

Distributions
    Net investment income                         (0.06)              (0.14)              (0.10)
    Net realized gains                            (1.44)              (0.19)                 --

        Total Distributions                       (1.50)              (0.33)              (0.10)

Net Asset Value, End of Period                   $12.71              $11.52              $11.29

Total Return (excludes sales charges)             26.26%<F3>           5.05%              13.87%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                  $1,339              $1,123              $1,255
Ratio of expenses to average net assets            0.50%<F4>           0.32%               0.00%<F4>
Ratio of net investment income
  to average net assets                            1.15%<F4>           1.14%               1.67%<F4>
Ratio of expenses to average net assets<F1>        7.14%<F4>           6.45%               7.27%<F4>
Ratio of net investment income
  to average net assets<F1>                       (5.49)%<F4>         (4.99)%             (5.60)% <F4>
Portfolio turnover                                   18%                 36%                 36%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Not annualized.
<F4> Annualized.

See notes to financial statements.



The Victory Portfolios                                   Financial Highlights
                                                     (Continued on Next Page)




                                                                          Diversified Stock Fund
                                                              Class A Shares

                                            Six
                                            Months         Year           Year           Year           Year           Year
                                            Ended          Ended          Ended          Ended          Ended          Ended
                                            April 30,      October 31,    October 31,    October 31,    October 31,    October 31,
                                            1999           1998<F5>       1997           1996<F2>       1995           1994
                                            (Unaudited)

Net Asset Value,
  Beginning of Period                       $    18.85     $  17.76       $  15.75       $  13.62       $  12.68       $  13.39

Investment Activities
    Net investment income (loss)                  0.03         0.11           0.16           0.20           0.27           0.25
    Net realized and unrealized
      gains (losses) from investments             3.39         3.07           3.84           3.21           2.33           0.64

        Total from Investment Activities          3.42         3.18           4.00           3.41           2.60           0.89

Distributions
    Net investment income                        (0.04)       (0.11)         (0.16)         (0.19)         (0.27)         (0.23)
    In excess of net investment income              --           --             --             --          (0.01)            --
    Net realized gains                           (3.81)       (1.98)         (1.83)         (1.09)         (1.38)         (1.37)

        Total Distributions                      (3.85)       (2.09)         (1.99)         (1.28)         (1.66)         (1.60)

Net Asset Value, End of Period              $    18.42     $  18.85       $  17.76       $  15.75       $  13.62       $  12.68

Total Return (excludes sales charges)            22.32%<F7>   19.60%         27.96%         27.16%         23.54%          7.39%

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $1,059,591     $933,158       $762,270       $571,153       $409,549       $263,227
Ratio of expenses to
  average net assets<F8>                          1.06%<F3>    1.02%          1.03%          1.05%          0.92%          0.89%
Ratio of net investment income
  (loss) to average net assets <F8>               0.41%<F3>    0.64%          0.97%          1.40%          2.11%          2.06%
Ratio of expenses to
  average net assets<F1>                          1.12%<F3>    1.13%          <F4>           1.08%          0.95%          1.10%
Ratio of net investment income
  (loss) to average net assets<F1>                0.35%<F3>    0.53%          <F4>           1.37%          2.07%          1.86%
Portfolio turnover <F6>                             47%          84%            63%            94%            75%           104%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.
<F3> Annualized.
<F4> There were no voluntary fee reductions during the period.
<F5> Effective March 16, 1998, the SBSF Fund merged into the Victory Diversified Stock Fund.
     Financial highlights for the period prior to March 16, 1998 represent the Victory
     Diversified Stock Fund.
<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F7> Not Annualized.
<F8> On March 26, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the
     Class G shares of the Fund at a maximum of 1.44% until at least April 1, 2001. The Adviser has also agreed to waive its management fee for Class A and Class B shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.

See notes to financial statements.

The Victory Portfolios                      Financial Highlights -- continued

                                                                       Diversified Stock Fund

                                                                                                             Class G
                                                                 Class B Shares                              Shares

                                                 Six                                          March 1,       March 26,
                                                 Months         Year           Year           1996           1999
                                                 Ended          Ended          Ended          through        through
                                                 April 30,      October 31,    October 31,    October 31,    April 30,
                                                 1999           1998<F6>       1997           1996<F2>       1999<F8><F9>
                                                 (Unaudited)                                                 (Unaudited)

Net Asset Value,
  Beginning of Period                            $ 18.60        $ 17.62        $ 15.71        $14.18          $ 17.14

Investment Activities
    Net investment income (loss)                   (0.01)         (0.04)         (0.06)         0.07            (0.01)
    Net realized and unrealized
      gains (losses) from investments               3.29           3.00           3.85          1.57             1.29

        Total from Investment Activities            3.28           2.96           3.79          1.64             1.28

Distributions
    Net investment income                             --             --             --         (0.07)              --
    In excess of net investment income                --             --          (0.05)        (0.04)              --
    Net realized gains                             (3.81)         (1.98)         (1.83)           --               --

        Total Distributions                        (3.81)         (1.98)         (1.88)        (0.11)              --

Net Asset Value, End of Period                   $ 18.07        $ 18.60        $ 17.62        $15.71          $ 18.42

Total Return (excludes sales charges)              21.74%<F10>    18.34%         26.48%        26.61%<F3>        0.06%<F10>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                  $70,809        $50,962        $30,198        $8,228          $87,958
Ratio of expenses to average
  net assets <F11>                                  2.03%<F4>      2.08%          2.19%         2.07%<F4>        1.24%<F4>
Ratio of net investment income
  (loss) to average net assets <F11>               (0.58)%<F4>    (0.42)%        (0.29)%        0.11%<F4>       (0.32)% <F4>
Ratio of expenses to average
  net assets<F1>                                    2.09%<F4>      2.18%          <F5>          2.08%<F4>        1.28%<F4>
Ratio of net investment income
  (loss) to average net assets<F1>                 (0.64)%<F4>    (0.52)%         <F5>          0.10%<F4>       (0.36)%<F4>
Portfolio turnover <F7>                               47%            84%            63%           94%              47%

<F1>  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2>  Effective March 1, 1996, the Fund designated the existing shares as Class A
      Shares and commenced offering Class B Shares.
<F3>  Represents total return for the Fund for the period November 1, 1995 through
      February 29, 1996 plus total return for Class B Shares for the Period March 1,
      1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 11.62%.
<F4>  Annualized.
<F5>  There were no voluntary fee reductions during the period.
<F6>  Effective March 16, 1998, the SBSF Fund merged into theVictory Diversified Stock
      Fund. Financial highlights for the period prior to March 16, 1998 represent the
      Victory Diversified Stock Fund.
<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8>  Period from commencement of operations.
<F9>  Effective March 26, 1999, the Gradison Growth and Income Fund merged into the
      Victory Diversified Stock Fund.
<F10> Not Annualized.
<F11> On March 26, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 1.44% until at least
      April 1, 2001. The Adviser has also agreed to waive its management fee for Class A and Class B shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.

See notes to financial statements.


                                                                        Stock Index Fund

                                       Six Months     Year           Year           Year           Year           December 3,
                                       Ended          Ended          Ended          Ended          Ended          1993 to
                                       April 30,      October 31,    October 31,    October 31,    October 31,    October 31,
                                       1999           1998<F5>       1997           1996           1995           1994<F2>
                                       (Unaudited)

Net Asset Value,
  Beginning of Period                  $21.03         $  18.75       $  14.85       $  12.50       $  10.18       $ 10.00

Investment Activities
    Net investment income                0.14             0.37           0.29           0.28           0.27          0.20
    Net realized and unrealized gains
      (losses) from investments          4.03             3.37           4.23           2.58           2.31          0.16

        Total from
          Investment Activities          4.17             3.74           4.52           2.86           2.58          0.36

Distributions
    Net investment income               (0.15)           (0.36)         (0.29)         (0.28)         (0.26)        (0.18)
    Net realized gains                  (2.03)           (1.10)         (0.33)         (0.23)            --            --

    Total Distributions                 (2.18)           (1.46)         (0.62)         (0.51)         (0.26)        (0.18)

Net Asset Value, End of Period         $23.02         $  21.03       $  18.75       $  14.85       $  12.50       $ 10.18

Total Return (excludes sales charges)   21.79%<F3>       20.99%         31.16%         23.38%         25.72%         3.66%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)      $813,309         $627,147       $465,015       $277,124       $160,822       $89,686
Ratio of expenses to average
  net assets                             0.57%<F4>        0.57%          0.56%          0.57%          0.55%         0.58%<F4>
Ratio of net investment income
  to average net assets                  1.37%<F4>        1.83%          1.74%          2.14%          2.53%         2.35%<F4>
Ratio of expenses to average
  net assets<F1>                         0.82%<F4>        0.84%          0.86%          0.89%          0.87%         1.10%<F4>
Ratio of net investment income
  to average net assets<F1>              1.12%<F4>        1.56%          1.44%          1.82%          2.21%         1.82%<F4>
Portfolio turnover                          1%               8%            11%             4%            12%            1%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Not annualized.
<F4> Annualized.
<F5> Effective March 16,1998, the Key Stock Index Fund merged into the Victory Stock Index Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Stock Index Fund.

See notes to financial statements.

The Victory Portfolios                                   Financial Highlights


                                                                         Growth Fund

                                       Six
                                       Months         Year           Year           Year           Year           December 3,
                                       Ended          Ended          Ended          Ended          Ended          1993 to
                                       April 30,      October 31,    October 31,    October 31,    October 31,    October 31,
                                       1999           1998           1997           1996           1995<F5>       1994<F2><F3>
                                       (Unaudited)

Net Asset Value,
  Beginning of Period                  $  21.62       $  18.01       $  14.57       $  12.15       $  10.23       $ 10.00

Investment Activities
    Net investment income (loss)          (0.02)         (0.03)          0.03           0.08           0.11          0.10
    Net realized and unrealized
      gains (losses) on investments        4.13           4.88           4.07           2.93           1.97          0.22

    Total from Investment Activities       4.11           4.85           4.10           3.01           2.08          0.32

Distributions
    Net investment income                    --             --          (0.04)         (0.08)         (0.11)        (0.09)
    Net realized gains                    (1.77)         (1.24)         (0.62)         (0.51)         (0.05)           --

    Total Distributions                   (1.77)         (1.24)         (0.66)         (0.59)         (0.16)        (0.09)

Net Asset Value,
  End of Period                        $  23.96       $  21.62       $  18.01       $  14.57       $  12.15       $ 10.23

Total Return (excludes sales charges)     20.48%<F3>     28.59%         29.08%         25.66%         20.54%         3.22%<F4>

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $361,536       $269,476       $185,533       $147,753       $108,253       $66,921
Ratio of expenses to average
  net assets                               1.39%<F4>      1.35%          1.34%          1.33%          1.07%         0.94%<F5>
Ratio of net investment income (loss)
  to average net assets                   (0.22)%<F4>    (0.13)%         0.19%          0.64%          1.00%         1.10%<F5>
Ratio of expenses to average
  net assets<F1>                           1.48%<F4>      1.49%          <F7>           1.39%          1.42%         1.51%<F5>
Ratio of net investment income (loss)
  to average net assets<F1>               (0.31)%<F4>    (0.27)%         <F7>           0.58%          0.65%         0.52%<F5>
Portfolio turnover                           18%            29%            21%            27%           107%           28%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Effective March 17, 1994, the Society Earnings Momentum Fund merged into the Growth Fund. Financial highlights for the period prior to March 17, 1994 represent the Growth Fund.
<F4> Not annualized.
<F5> Annualized.
<F6> Effective June 5, 1995, the Victory Equity Portfolio merged into the
     Growth Fund. Financial highlights for the periods prior to June 5, 1995 represent the Growth Fund.
<F7> There were no voluntary fee reductions during the period. See notes to financial statements.

See notes to financial statements.

The Victory Portfolios                              Schedules of Investments
Established Value Fund                                        April 30, 1999
(Amounts in Thousands, Except Shares)                            (Unaudited)

                                                 Shares or
                                                 Principal         Market
Security Description                             Amount            Value

Commercial Paper (1.9%)

Associates Corp., N.A.,
  4.95%, 5/3/99                                  $ 10,131          $ 10,131

Total Commercial Paper (Cost $10,131)                                10,131

Common Stocks (98.2%)

Aerospace/Defense (4.3%):
B.F. Goodrich Co.                                 180,000             7,155

Litton Industries, Inc. (b)                       105,000             6,576

Lockheed Martin Corp.                             169,232             7,287

Northrop Grumman Corp.                             20,000             1,279

                                                                     22,297

Airlines (1.2%):
Southwest Airlines Co.                            200,000             6,513

Apparel (1.3%):
VF Corp.                                          135,000             6,953

Beverages (1.8%):
Coors (Adolph) Co.                                175,000             9,363

Building Materials (3.0%):
Armstrong World Industries, Inc.                  100,000             5,475

Centex Corp.                                      160,000             5,850

Pulte Corp.                                       200,000             4,525

                                                                     15,850

Chemicals (2.6%):
Air Products & Chemicals, Inc.                    180,000             8,460

Englehard Corp.                                   255,000             4,893

                                                                     13,353

Commercial Services (0.8%):
Pittston Brink's Group                            156,000             4,115

Computers & Peripherals (5.0%):
Computer Sciences Corp. (b)                       115,000             6,850

Sun Microsystems, Inc. (b)                        320,000            19,140

                                                                     25,990

Conglomerates (3.4%):
Crane Co.                                         210,000             6,077

Textron, Inc.                                     125,000            11,516

                                                   17,593

Consumer Products (1.7%):
Fortune Brands, Inc.                              220,000             8,690

Electronic & Electrical --
  General (4.9%):
Harris Corp.                                      180,000             6,221

Honeywell, Inc.                                    90,000             8,528

Johnson Controls, Inc.                            148,000            10,776

                                                                     25,525

Entertainment (0.9%):
Brunswick Corp.                                   190,000          $  4,560

Financial & Insurance (2.6%):
Ambac Financial Group, Inc.                       110,000             6,641

MBIA, Inc.                                        100,000             6,725

                                                                     13,366

Financial Services (12.6%):
Citigroup, Inc.                                   225,000            16,931

Fannie Mae                                         95,000             6,739

Household International, Inc.                     450,000            22,640

Providian Financial Corp.                         150,000            19,359

                                                                     65,669

Food Distributors, Supermarkets
  & Wholesalers (2.7%):
American Stores Co.                               320,000            10,100

SUPERVALU, Inc.                                   200,000             4,175

                                                                     14,275

Food Products (0.7%):
Earthgrains Co.                                   180,000             3,814

Forest Products --
  Lumber & Paper (1.4%):
Bowater, Inc.                                     140,000             7,508

Health Care (1.1%):
WellPoint Health Networks, Inc. (b)                80,000             5,620

Heavy Machinery (2.2%):
Ingersoll Rand Co.                                165,000            11,416

Household Goods -- Appliances,
  Furnishings & Electronics (2.8%):
Premark International, Inc.                       185,000             6,810

Whirlpool Corp.                                   115,000             7,633

                                                                     14,443

Insurance -- Multi-Line (5.6%):
CIGNA Corp.                                        93,000             8,108

Hartford Financial Services Group, Inc.            84,000             4,951

Provident Cos., Inc.                              150,000             5,906

Transamerica Corp.                                140,000             9,974

                                                                     28,939

Leisure -- Recreation,
  Gaming (1.4%):
Royal Caribbean Cruises Ltd.                      200,000             7,388

Machine Tools (1.0%):
Milacron, Inc.                                    221,000             5,083

Manufacturing --
  Capital Goods (2.7%):
Cooper Industries, Inc.                           118,000             5,708

Parker Hannifin Corp.                             175,950             8,259

                                                                     13,967

Manufacturing -- Miscellaneous (1.1%):
Trinity Industries, Inc.                          160,000          $  5,570

Newspapers (1.3%):
Gannett Co., Inc.                                  97,000             6,869

Oil & Gas Exploration,
  Production & Services (5.6%):
Ashland, Inc.                                     109,000             4,605

Coastal Corp.                                     290,000            11,092

El Paso Energy Corp.                              200,000             7,350

Transocean Offshore, Inc.                         210,000             6,234

                                                                     29,281

Oil Marketing & Refining (1.2%):
Tosco Corp.                                       238,000             6,367

Publishing (0.9%):
World Color Press, Inc. (b)                       185,000             4,729

Restaurants (2.6%):
Brinker International, Inc. (b)                   250,000             6,906

Wendy's International, Inc.                       254,000             6,874

                                                                     13,780

Retail (4.5%):
Dayton Hudson Corp.                               250,000            16,828

Kmart Corp. (b)                                   450,000             6,694

                                                                     23,522

Retail -- Department Stores (1.7%):
Dillard's, Inc.                                   135,000             3,738

Federated Department Stores, Inc. (b)             110,000             5,135

                                                                      8,873

Retail -- Specialty Stores (1.4%):
Lowe's Cos., Inc.                                 140,000          $  7,385

Staffing (0.7%):
Interim Services, Inc. (b)                        218,000             3,788

Telecommunications (4.2%):
QUALCOMM, Inc. (b)                                110,000            22,000

Tools & Hardware
  Manufacturing (1.4%):
Black & Decker Corp.                              125,000             7,094

Transportation (1.4%):
Airborne Freight Corp.                            222,000             7,104

Utilities -- Electric (1.1%):
Duke Energy Corp.                                 105,000             5,880

Utilities -- Telecommunications (1.4%):
SBC Communications, Inc.                          130,000             7,280

Total Common Stocks (Cost $307,022)                                 511,812

Total Investments (Cost $317,153) (a) -- 100.1%                     521,943

Liabilities in excess of other assets -- (0.1)%                        (556)

TOTAL NET ASSETS -- 100.0%                                         $521,387

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                        $213,825
    Unrealized depreciation                                          (9,035)
    Net unrealized appreciation                                    $204,790

(b) Non-income producing securities. See notes to financial statements.

The Victory Portfolios                              Schedules of Investments
Special Value Fund                                            April 30, 1999
(Amounts in Thousands, Except Shares)                            (Unaudited)

                                                 Shares or
                                                 Principal         Market
Security Description                             Amount            Value

Commercial Paper (1.1%)
Associates Corp., N.A.,
  4.95%, 5/3/99                                  $  2,896          $  2,896

Total Commercial Paper (Cost $2,896)                                  2,896

Common Stocks (98.5%)

Aerospace/Defense (2.0%):
Cordant Technologies, Inc.                         66,200             3,053

GenCorp, Inc.                                     109,100             2,523

                                                                      5,576

Automotive Parts (1.5%):
Dana Corp.                                         33,800             1,593

Superior Industries
  International, Inc.                              99,720             2,493

                                                                      4,086

Banks (6.4%):
First Security Corp. (c)                          191,600             3,640

First Tennessee National Corp.                    105,900             4,567

Mercantile Bankshares Corp.                        81,600             3,019

North Fork Bancorporation, Inc.                   115,000             2,588

SouthTrust Corp.                                  100,301             3,996

                                                                     17,810

Building Materials (0.5%):
Martin Marietta Materials, Inc.                    22,274             1,377

Chemicals -- General (2.7%):
Crompton & Knowles Corp.                           72,000             1,458

Nalco Chemical Co.                                 68,899             2,519

RPM, Inc.                                         185,575             2,610

WD-40 Co.                                          25,900               693

                                                                      7,280

Computers & Peripherals (5.4%):
Altera Corp. (b)                                   93,300             6,741

Diebold, Inc.                                     164,102             3,949

Quantum Corp. (b)                                 231,346             4,135

                                                                     14,825

Containers (1.5%):
Owens-Illinois, Inc. (b)                          106,592             3,092

Sonoco Products Co.                                35,000               903

                                                                      3,995

Electronic & Electrical -- General (3.4%):
Arrow Electronics, Inc. (b)                       105,400             1,917

Harris Corp.                                       38,400          $  1,327

Vishay Intertechnology, Inc. (b)                  356,000             6,208

                                                                      9,452

Electronics (1.2%):
SCI Systems, Inc. (b) (c)                          84,978             3,234

Financial Services (2.4%):
A. G. Edwards, Inc.                                54,300             1,901

Heller Financial, Inc. (c)                        172,100             4,668

                                                                      6,569

Food Distributors, Supermarkets
  & Wholesalers (0.9%):
Hannaford Brothers Co.                             59,200             2,583

Food Processing & Packaging (3.4%):
Interstate Bakeries Corp. (c)                     177,499             3,949

McCormick & Co., Inc.
  (non-voting shares)                              95,900             2,907

Whitman Corp.                                     149,500             2,448

                                                                      9,304

Forest Products --
  Lumber & Paper (3.3%):
Bowater, Inc. (c)                                  58,700             3,148

Willamette Industries, Inc. (c)                   126,500             5,914

                                                                      9,062

Health Care (0.7%):
Steris Corp. (b) (c)                              110,699             1,965

Hospital & Nursing
  Equipment & Supplies (1.4%):
Hillenbrand Industries, Inc.                       82,900             3,891

Household Goods -- Appliances,
  Furnishings & Electronics (3.4%):
Newell Rubbermaid, Inc.                            82,400             3,909

Premark International, Inc.                       144,211             5,309

                                                                      9,218

Insurance (2.5%):
American Financial Group, Inc.                     35,840             1,301

Mann Educators Corp.                              159,800             3,636

Transatlantic Holdings, Inc. (c)                   25,000             1,922

                                                                      6,859

Insurance -- Multi-Line (1.1%):
Transamerica Corp.                                 43,198             3,078

Insurance -- Property, Casualty,
  Health (1.7%):
Everest Reinsurance Holdings, Inc.                151,300             4,586

Leisure -- Recreation, Gaming (0.7%):
International Game Technology (c)                 109,500             1,944

Manufacturing -- Miscellaneous (2.3%):
Briggs & Stratton Corp.                            25,500          $  1,681

Pentair, Inc.                                      99,606             4,682

                                                                      6,363

Medical Services (1.8%):
Quorum Health Group, Inc. (b)                     391,100             4,840

Medical Supplies (1.3%):
Biomet, Inc.                                       87,726             3,597

Metals -- Fabrication (2.0%):
Kennametal, Inc.                                  205,300             5,453

Office Equipment & Supplies
  (Non-Computer Related) (1.4%):
HON INDUSTRIES, Inc. (c)                          143,400             3,872

Oil & Gas Exploration,
  Production & Services (4.9%):
Anadarko Petroleum Corp.                          117,200             4,446

Barrett Resources Corp. (b)                        68,099             2,069

BJ Services Co. (b) (c)                           120,299             3,218

Nabors Industries, Inc. (b) (c)                    63,900             1,314

Transocean Offshore, Inc.                          81,418             2,417

                                                                     13,464

Oil Marketing & Refining (1.2%):
Tosco Corp. (c)                                   127,999             3,424

Pharmaceuticals (2.4%):
Forest Laboratories, Inc. (b)                      52,000             2,314

Mylan Laboratories (c)                            182,800             4,147

                                                                      6,461

Primary Metal & Mineral
  Production (0.9%):
Minerals Technologies, Inc.                        44,000             2,376

Radio & Television (1.6%):
Capstar Broadcasting Corp.,
  Class A (b)                                     162,200             4,298

Real Estate Investment Trusts (4.1%):
Health Care (0.6%):
Meditrust Cos.                                    127,800             1,590

Office (2.1%):
Kilroy Realty Corp.                               114,100             2,688

Mack-Cali Realty Corp.                             94,900             2,936

                                                                      5,624

Residential (1.4%):
Equity Residential Properties Trust                84,400             3,903

                                                                     11,117

Retail (4.2%):
AutoZone, Inc. (b)                                139,900          $  4,197

OfficeMax, Inc. (b)                               161,081             1,631

Saks, Inc. (b) (c)                                197,100             5,580

                                                                     11,408

Savings & Loans (1.1%):
Charter One Financial, Inc.                        92,600             2,894

Semiconductors (1.4%):
LSI Logic Corp. (b)                                63,900             2,172

Xilinx, Inc. (b) (c)                               33,700             1,538

                                                                      3,710

Shipbuilding (1.0%):
Newport News Shipbuilding, Inc. (c)               106,300             2,784

Software & Computer Services (0.6%):
Keane, Inc. (b)                                    28,000               695

Networks Associates, Inc. (b) (c)                  74,919               992

                                                                      1,687

Steel (0.7%):
AK Steel Holding Corp. (c)                         69,300             1,802

Tax Return Preparation (1.9%):
H&R Block, Inc.                                   109,890             5,288

Textile Manufacturing (2.9%):
Shaw Industries, Inc.                             115,574             2,095

Warnaco Group, Inc., Class A (c)                  222,800             5,946

                                                                      8,041

Tobacco & Tobacco Products (0.8%):
UST, Inc.                                          79,400             2,213

Transportation Leasing
  & Trucking (3.5%):
CNF Transportation, Inc.                          149,113             6,514

GATX Corp.                                         89,702             3,084

                                                                      9,598

Utilities -- Electric (8.3%):
CINergy Corp.                                     145,900             4,350

DPL, Inc.                                         163,065             2,915

DQE, Inc. (c)                                      81,300             3,349

Florida Progress Corp.                             90,100             3,469

New Century Energies, Inc.                        136,600             4,781

SCANA Corp.                                       172,100             4,044

                                                                     22,908

Utilities -- Natural Gas (1.3%):
KeySpan Energy (c)                                136,750             3,658

Utilities -- Telecommunications (0.8%):
Century Telephone Enterprises, Inc.                56,880          $  2,289

Total Common Stocks (Cost $242,942)                                 270,239

Securities Purchased With Cash Collateral (9.3%)

Short Term Securities (4.6%):
General American Funding
  Agreement, 5.10%, 3/29/00                      $  6,163             6,163

AIM Short Term Prime
  Money Market Fund                                 2,707             2,707

AIM Liquid Assets
  Money Market Fund                                 3,780             3,780

                                                                     12,650

Repurchase Agreements (4.7%):
Prudential Bache Corp.,
  5.05%, 5/3/99
  (Collateralized by $5,157
  U.S. T-Bill, 0.00%, 7/29/99
  market value -- $5,100)                           5,000             5,000

Goldman Sachs Group L.P.,
  5.08%, 5/3/99
  (Collateralized by $7,067
  Natexis Co., 8.44%, 6/30/08,
  ProLogis Trust, 7/10%, 4/15/08,
  market value -- $6,920)                           5,000             5,000

Morgan Stanley Dean Witter,
  5.04%, 5/3/99
  (Collateralized by $3,605
  Raytheon, 7.00%, 11/1/28,
  GMAC, 5.50%, 12/15/01,
  market value -- $3,743)                        $  3,000          $  3,000

                                                                     13,000

Total Securities Purchased
  With Cash Collateral (Cost $25,650)                                25,650

Total Investments (Cost $271,487) (a) -- 108.9%                     298,785

Liabilities in excess of other assets -- (8.9%)                     (24,566)

TOTAL NET ASSETS -- 100.0%                                         $274,219

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                        $ 43,344
    Unrealized depreciation                                         (16,046)
    Net unrealized appreciation                                    $ 27,298

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 1999.


See notes to financial statements.

The Victory Portfolios                              Schedules of Investments
Ohio Regional Stock Fund                                      April 30, 1999
(Amounts in Thousands, Except Shares)                            (Unaudited)

                                                                   Market
Security Description                             Shares            Value

Common Stocks (100.4%)

Agriculture & Livestock (0.7%):
Andersons, Inc.                                    20,000           $   248

Airlines (1.2%):
Comair Holdings, Inc.                              19,500               430

Amusement & Recreation
  Services (1.4%):
Cedar Fair L.P.                                    20,000               480

Automotive Parts (2.7%):
Dana Corp.                                         20,000               943

Banks (13.5%):
BancFirst Ohio Corp.                               14,000               369

Belmont Bancorp                                       500                 7

Charter One Financial, Inc.                        25,300               791

FirstMerit Corp.                                   30,000               833

Huntington Bancshares, Inc.                        10,000               354

Mahoning National Bancorp                           5,100               144

National City Corp.                                11,000               789

Park National Corp.                                 5,000               484

Provident Financial Group, Inc. (c)                18,000               754

Second Bancorp, Inc.                                4,470               103

                                                                      4,628

Building Materials (2.4%):
Holophane Corp. (b)                                 5,000               129

Owens Corning                                      20,000               713

                                                                        842

Chemicals -- General (5.5%):
A. Schulman, Inc.                                  17,500               306

Ferro Corp.                                        13,000               360

Lubrizol Corp. (c)                                  6,000               166

OM Group, Inc.                                     15,000               546

RPM, Inc.                                          38,000               534

                                                                      1,912

Commercial Services (1.9%):
Convergys Corp. (b)                                35,000               652

Computers & Peripherals (1.8%):
Diebold, Inc.                                      25,000               602

Telxon Corp.                                        3,000                30

                                                                        632

Conglomerates (3.5%):
Lancaster Colony Corp.                             24,000               708

Myers Industries, Inc.                             21,780               493

                                                                      1,201

Consumer Products (1.3%):
American Greetings Corp., Class A                  12,000           $   314

Gibson Greetings, Inc. (b)                         19,000               120

                                                                        434

Electronic & Electrical -- General (0.5%):
Pioneer-Standard Electronics, Inc.                 20,000               168

Electronics (1.6%):
Keithley Instruments, Inc.                         64,500               536

Engineering, Industrial
  Construction (0.4%):
Corrpro Cos., Inc. (b)                             12,500               130

Food Distributors (1.6%):
Kroger Co. (b)(c)                                  10,000               543

Food Processing & Packaging (0.7%):
Chiquita Brands International, Inc.                14,000               140

J.M. Smucker Co., Class A                           5,000               108

                                                                        248

Forest Products --
  Lumber & Paper (1.9%):
Mead Corp.                                         16,000               669

Health Care (4.0%):
Gliatech, Inc. (b)                                 10,500               239

Invacare Corp.                                     34,000               786

Omnicare, Inc.                                     15,000               361

                                                                      1,386

Insurance (7.1%):
Cincinnati Financial Corp.                          9,450               382

Ohio Casualty Corp. (c)                            18,000               668

Progressive Corp.                                   6,000               860

State Auto Financial Corp.                         53,000               537

                                                                      2,447

Machine Tools (3.0%):
Lincoln Electric Holding, Inc.                     30,000               619

Milacron, Inc.                                     17,000               391

Monarch Machine Tool Co.                            5,000                39

                                                                      1,049

Manufacturing --
Capital Goods (8.6%):
Commercial Intertech Corp.                         16,000               205

Gorman-Rupp Co.                                    35,000               543

Gradall Industries, Inc. (b)                       10,000               160

Parker-Hannifin Corp.                              21,000               985

Robbins & Myers, Inc.                              14,000               302

Thor Industries, Inc.                              25,000               755

                                                                      2,950

Manufacturing -- Miscellaneous (1.5%):
Essef Corp. (b)                                    27,220           $   531

Media (3.0%):
Jacor Communications, Inc. (b)                      3,000               241

Scripps (E.W.) Co., Class A (c)                    16,000               800

                                                                      1,041

Medical Supplies (0.1%):
STERIS Corp. (b)                                    2,000                36

Metals -- Fabrication (2.2%):
Amcast Industrial Corp.                            15,000               251

Brush Wellman, Inc.                                 6,000                90

RTI International Metals (b)(c)                    10,000               133

Timken Co.                                         13,000               291

                                                                        765

Mining (1.0%):
Cleveland-Cliffs, Inc.                              5,500               219

Oglebay Norton Co.                                  6,000               135

                           354

Oil & Gas Exploration,
  Production & Services (3.3%):
USX -- Marathon Group                              37,000             1,156

Paint, Varnishes, Enamels (1.8%):
Sherwin-Williams Co.                               20,000               623

Real Estate Investment Trusts (1.7%):
Developers Divers Realty                           16,000               253

Health Care REIT, Inc.                             14,000               329

                                                                        582

Restaurants (1.5%):
Bob Evans Farms, Inc.                              10,000               183

Wendy's International, Inc. (c)                    12,000               325

                                                                        508

Retail -- Specialty Stores (3.5%):
Jo-Ann Stores Inc., Class A (b)                     9,000               145

Jo-Ann Stores Inc., Class B (b)                     9,000               109

Limited, Inc. (c)                                  15,000               656

OfficeMax, Inc. (b)                                20,000               203

Value City Department Stores, Inc. (b)             10,000                86

                                                                      1,199

Rubber & Rubber Products (2.6%):
Cooper Tire & Rubber Co. (c)                       13,000               285

Goodyear Tire & Rubber Co. (c)                     11,000               629

                                                                        914

Security Services (0.1%):
Kroll-O' Gara Co. (b)                               2,000           $    48

Software & Computer Services (2.2%):
Reynolds & Reynolds Co., Class A                   33,000               753

Steel (1.4%):
Cold Metal Products, Inc. (b)                       7,000                14

Shiloh Industries, Inc. (b)                        25,000               343

Worthington Industries, Inc.                        8,000               111

                                                                        468

Utilities -- Electric (7.0%):
American Electric Power Co.                        19,000               787

CINergy Corp. (c)                                  20,000               596

DPL, Inc.                                          58,000             1,037

                                                                      2,420

Utilities -- Telecommunications (2.2%):
Cincinnati Bell, Inc.                              33,000               747

Total Common Stocks (Cost $17,896)                                   34,673

Securities Purchased With Cash Collateral (9.1%)

Short Term Securities (9.1%):
General American Funding
  Agreement, 5.10%, 3/29/00                       $ 1,531             1,531

AIM Short Term Prime
  Money Market Fund                                   672               672

AIM Liquid Assets
  Money Market Fund                                   939               939

Total Securities Purchased With Cash Collateral (Cost $3,142)         3,142

Total Investments (Cost $21,037) (a) -- 109.5%                       37,815

Liabilities in excess of other assets -- (9.5%)                      (3,274)

TOTAL NET ASSETS -- 100.0%                                          $34,541

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                         $17,353
    Unrealized depreciation                                            (575)
    Net unrealized appreciation                                     $16,778

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 1999.

See notes to financial statements.

The Victory Portfolios                               Schedule of Investments
Small Company Opportunity Fund                                April 30, 1999
(Amounts in Thousands, Except Shares)                            (Unaudited)

                                                 Shares or
                                                 Principal         Market
Security Description                             Amount            Value

Commercial Paper (4.3%)

Associates Corp., N.A.,
4.95%, 5/3/99                                    $  8,490          $  8,490

Total Commercial Paper (Cost $8,490)                                  8,490

Common Stocks (95.6%)

Aerospace/Defense (0.2%):
EDO Corp.                                          54,000               371

Airlines (1.6%):
Comair Holdings, Inc.                             147,000             3,243

Apparel (1.8%):
Gildan Activewear, Inc., Class A (b)              100,000             1,344

UniFirst Corp.                                    124,000             2,162

                                                                      3,506

Apparel -- Footwear (0.7%):
Timberland Co. (b)                                 20,000             1,385

Automotive Parts (2.6%):
Borg-Warner Automotive, Inc.                       25,000             1,419

Intermet Corp.                                     80,000             1,180

Wynn's International, Inc.                        151,000             2,529

                                                                      5,128

Banks (8.1%):
Andover Bancorp, Inc.                              85,000             2,614

GBC Bancorp (c)                                    82,000             1,450

HUBCO, Inc.                                        73,172             2,588

M & T Bank Corp.                                    4,000             2,236

Mercantile Bankshares Corp.                        61,125             2,262

National City Bancorp (b)                          60,000             1,245

Vermont Financial Services Corp.                   35,000             1,078

Zions Bancorp                                      40,000             2,667

                                                                     16,140

Beverages (0.3%):
Hansen Natural Corp. (b)                          100,000               538

Brokerage Services (2.2%):
Knight/Trimark Group, Inc. (b) (c)                 28,000             4,289

Building Materials (3.0%):
Florida Rock Industries, Inc.                      24,000               825

Lone Star Industries, Inc. (c)                     20,000               714

Southdown, Inc.                                    48,000             3,075

Thomas Industries, Inc.                            70,000             1,391

                                                                      6,005

Chemicals (1.9%):
Cambrex Corp.                                     100,000             2,562

Ferro Corp.                                        45,000             1,246

                                                                      3,808

Commercial Services (3.9%):
ABM Industries, Inc.                              112,000          $  3,401

Affiliated Computer
  Services, Inc. (b) (c)                           70,000             2,678

Convergys Corp. (b)                                50,000               931

NCO Group, Inc. (b)                                20,000               653

                                                                      7,663

Computers & Peripherals (3.6%):
BindView Development Corp. (b)                     50,000             1,075

Computer Network Technology
  Corp. (b)                                        90,000             1,682

Kronos, Inc. (b)                                   28,500               969

MTS Systems Corp.                                 156,000             1,804

National Computer Systems, Inc.                    25,000               700

Progress Software Corp. (b)                        35,000               796

                                                                      7,026

Construction & Housing (2.5%):
D.R. Horton, Inc.                                  82,000             1,584

NCI Building Systems, Inc. (b)                     94,000             2,261

Toll Brothers, Inc. (b)                            50,000             1,069

                                                                      4,914

Cosmetics & Related (0.1%):
Stephan Co.                                        44,000               215

Data Processing/
  Management (0.7%):
Data Processing Resources Corp. (b)               115,000             1,452

Distribution/Wholesale (3.3%):
Advanced Marketing Services, Inc.                  99,400             1,541

Hughes Supply, Inc.                               108,000             2,511

Savoir Technology Group, Inc. (b) (c)             264,000             2,376

                                                                      6,428

Electronic & Electrical --
  General (3.8%):
CTS Corp.                                          60,500             3,229

Energy Conversion Devices, Inc. (b)                 3,900                33

Jabil Circuit, Inc. (b) (c)                        23,000             1,071

LSI Industries, Inc.                              119,000             2,380

Tweeter Home Entertainment

Group, Inc. (b)                                    30,000               889

                                                                      7,602

Electronic Components/
  Instruments (3.6%):
C&D Technologies, Inc.                            100,000             2,581

Cable Design Technologies Corp. (b)               131,000             1,949

Encore Wire Corp. (b)                              39,000               429

Technitrol, Inc.                                   75,000             2,194

                                                                      7,153

Engineering, Industrial
  Construction (1.2%):
URS Corp. (b)                                     106,000          $  2,445

Entertainment (1.1%):
Anchor Gaming (b) (c)                              45,000             2,126

Environmental Control (0.7%):
Met-Pro Corp.                                      55,000               639

Tetra Tech, Inc. (b)                               33,000               799

                                                                      1,438

Financial Services (4.8%):
AmeriCredit Corp. (b)                             155,000             2,566

DVI, Inc. (b)                                     135,000             1,915

Old Kent Financial Corp.                           42,000             1,985

Raymond James Financial, Inc.                      80,000             1,725

TCF Financial Corp. (c)                            50,000             1,450

                                                                      9,641

Food Processing & Packaging (0.4%):
Balance Bar Co. (b)                               100,000               700

Food Production --
  Diversified (1.0%):
Michael Foods, Inc.                                83,000             1,899

Health Care (2.6%):
Capital Senior Living Corp. (b)                    80,000               790

Renal Care Group, Inc. (b) (c)                     22,600               472

Universal Health Services, Inc. (b) (c)            76,000             3,938

                                                                      5,200

Housing (1.0%):
Lennar Corp.                                       43,000             1,040

M.D.C. Holdings, Inc.                              49,000               962

                                                                      2,002

Industrial Goods & Services (0.4%):
White Cap Industries, Inc. (b)                     65,000               788

Insurance (1.1%):
ARM Financial Group, Inc., Class A                150,000             2,081

Insurance -- Multi-Line (4.1%):
Fremont General Corp.                             134,000             2,680

HCC Insurance Holdings, Inc.                      127,000             2,683

Protective Life Corp. (c)                          69,700             2,731

                                                                      8,094

Insurance -- Property, Casualty,
  Health (0.3%):
Unico American Corp.                               50,000               506

Machinery -- Diversified (2.5%):
Cascade Corp.                                      32,000               428

Esterline Technologies Corp. (b)                  125,000             1,766

Gehl Co. (b)                                       44,000               803

Gleason Corp.                                      30,000          $    512

United Dominion Industries Ltd.                    62,000             1,480

                                                                      4,989

Medical Equipment & Supplies (2.0%):
Cooper Cos., Inc. (b) (c)                         105,000             1,653

Empi, Inc. (b)                                     55,000             1,231

West Pharmaceutical Services, Inc.                 30,000               992

                                                                      3,876

Medical Labs & Testing
  Services (0.3%):
Pharmaceutical Product
  Development, Inc. (c)                            20,000               583

Medical Services (0.8%):
HEALTHSOUTH Corp. (b)                              60,000               806

Prime Medical Services, Inc. (b)                  102,000               733

                                                                      1,539

Metals -- Fabrication (4.3%):
Mueller Industries, Inc. (b)                      105,000             3,307

Quanex Corp.                                       37,000               946

Reliance Steel & Aluminum Co.                      80,000             2,915

TransTechnology Corp.                              71,000             1,362

                                                                      8,530

Mobile Homes (1.1%):
Coachmen Industries, Inc.                         112,000             2,114

Oil & Gas Exploration,
  Production & Services (2.5%):
Atwood Oceanics, Inc. (b)                          69,700             2,431

Eagle Geophysical, Inc. (b)                        91,000               523

SEACOR SMIT, Inc. (b) (c)                          20,000             1,059

World Fuel Services Corp.                          70,000               879

                                                                      4,892

Paper Products (2.1%):
Mail-Well, Inc. (b) (c)                           315,000             4,115

Pharmaceuticals (0.9%):
Alpharma, Inc., Class A (c)                        40,000             1,180

Barr Laboratories, Inc. (b)                        20,000               601

                                                                      1,781

Publishing (0.6%):
Merrill Corp.                                      80,000             1,190

Real Estate (0.4%):
LNR Property Corp.                                 43,000               844

Real Estate Investment Trusts (0.5%):
National Golf Properties, Inc.                     40,000             1,005

Recreational Vehicles (0.8%):
Thor Industries, Inc. (c)                          50,000             1,513

Restaurants (0.5%):
O'Charley's, Inc. (b)                              65,000            $  906

Retail (1.7%)
BJ's Wholesale Club, Inc. (b)                     128,000             3,400

Retail -- Drug Stores (0.3%):
Duane Reade, Inc. (b) (c)                          20,000               536

Savings & Loans (2.4%):
ITLA Capital Corp. (b)                            150,000             2,363

Roslyn Bancorp, Inc.                              135,300             2,469

                                                                      4,832

Services (0.5%):
ServiceMaster Co.                                  51,150               972

Software & Computer
  Services (1.7%):
Acclaim Entertainment, Inc. (b)                   105,000               683

Keane, Inc. (b) (c)                                75,000             1,860

Visio Corp. (b)                                    30,000               810

                                                                      3,353

Staffing (1.0%):
On Assignment, Inc. (b)                            20,000               606

Personnel Group of America, Inc. (b)              150,000             1,369

                                                                      1,975

Telecommunications (1.7%):
International FiberCom, Inc. (b)                  140,000               901

InterVoice, Inc. (b)                               50,000               498

Vertex Communications Corp. (b)                   131,000             2,048

                                                                      3,447

Textile Manufacturing (0.6%):
Interface, Inc.                                   160,000             1,130

Tools & Hardware
  Manufacturing (1.2%):
Applied Power Inc., Class A                        75,000             2,367

Transportation Leasing
  & Trucking (2.6%):
Forward Air Corp. (b)                             166,000             3,694

USFreightways Corp. (c)                            40,000             1,500

                                                                      5,194

Total Common Stocks (Cost $150,732)                                 188,869

Securities Purchased With Cash Collateral (10.1%)

Short Term Securities (5.0%):
General American
  Funding Agreement,
  5.10%, 3/29/00                                 $  4,816          $  4,816

AIM Short Term Prime
  Money Market Fund                                 2,116             2,116

AIM Liquid Assets
  Money Market Fund                                 2,954             2,954

                                                                      9,886

Repurchase Agreements (5.1%):
Morgan Stanley Dean Witter,
  5.04%, 5/3/99
  (Collateralized by $10,679
  Oglethorpe Power,
  6.97%, 6/30/11,
  market value $11,082)                            10,000            10,000

                                                                     10,000

Total Securities Purchased
With Cash Collateral (Cost $19,886)                                  19,886

Total Investments (Cost $179,108) (a) -- 110.0%                     217,245

Liabilities in excess of other assets -- (10.0%)                    (19,736)

TOTAL NET ASSETS -- 100.0%                                         $197,509

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                        $ 52,384
    Unrealized depreciation                                         (14,247)
    Net unrealized appreciation                                    $ 38,137

(b) Non-income producing securities.

(c) All or a portion of this security was loaned as of April 30, 1999.

See notes to financial statements.

The Victory Portfolios                             Schedules of Investments
International Growth Fund                                    April 30, 1999
(Amounts in Thousands, Except Shares)                           (Unaudited)

                                                                   Shares or
                                              Principal            Market
Security Description                          Amount               Value

Commercial Paper (0.1%)

United States (0.1%):

Financial Services (0.1%):
Associates Corp.,
  4.95%, 5/3/99                               $       206          $    206

Total Commercial Paper (Cost $206)                                      206

Common Stocks (95.5%)

Argentina (0.2%):

Oil & Gas Exploration,
  Production & Services (0.2%):
YPF SA, ADR                                        10,000               420

Total Argentina                                                         420

Australia (2.6%):

Banks (0.4%):
National Australia Bank Ltd.                       33,220               648

Beverages (0.3%):
Foster's Brewing Group Ltd.                       179,550               525

Leisure -- Recreation, Gaming (0.8%):
Aristocrat Leisure Ltd.                           225,000             1,442

Publishing (0.8%):
Publishing & Broadcasting Ltd.                    193,810             1,305

Utilities --
Telecommunications (0.3%):
Telstra Corp. Ltd., ADR                             4,000               432

Total Australia                                                       4,352

Brazil (0.1%):

Food Distributors, Supermarkets
  & Wholesalers (0.1%):
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar, ADR                         10,000               175

Utilities --
  Telecommunications (0.0%):
Telecomunicacoes Brasileriras SA, ADR               6,000                 0

Total Brazil                                                            175

Britain (16.1%):

Aerospace/Defense (0.5%):
British Aerospace PLC                             104,953               786

Banks (1.5%):
Lloyds TSB Group PLC                              160,000             2,577

Catering (0.6%):
Compass Group PLC                                 102,200             1,033

Newspapers (0.7%):
Pearson PLC                                        51,600             1,096

Oil & Gas Exploration,
  Production & Services (2.1%):
British Petroleum Co. PLC                         182,000             3,452

Pharmaceuticals (4.2%):
Glaxo Wellcome PLC                                128,000          $  3,780

SmithKline Beecham PLC                            262,067             3,468

                                                                      7,248

Retail (1.2%):
Kingfisher PLC                                    130,000             1,949

Telecommunications (2.5%):
Vodafone Group PLC                                225,000             4,123

Telecommunications --
  Equipment (0.4%):
Energis PLC (b)                                    25,300               690

Utilities --
Telecommunications (2.4%):
British Telecommunications PLC                    245,889             4,129

Total Britain                                                        27,083

Canada (2.4%):

Diversified (0.6%):
Bombadier, Inc., Class B                           70,000             1,086

Mining (0.1%):
Franco-Nevada Mining Corp. Ltd.                    12,000               232

Oil-Integrated Companies (0.9%):
Suncor Energy, Inc.                                36,500             1,460

Telecommunications (0.8%):
Northern Telecom Ltd.                              19,000             1,292

Total Canada                                                          4,070

Chile (0.2%):

Chemicals -- Specialty (0.1%):
Sociedad Quimica y Minera
  de Chile SA                                       7,700               284

Utilities -- Electric (0.1%):
Empresa Nacional de Electricidad
SA, ADR                                             4,800                67

Enersis SA, ADR                                     1,965                38

                                                                        105

Total Chile                                                             389

Estonia (0.1%):

Utilities -- Telecommunications (0.1%):
As Eesti Telekom GDR (b)                           10,340               218

Total Estonia                                                           218

Finland (1.9%):

Telecommunication Services (0.0%):
Sonera Group Oyj                                    1,000                20

Telecommunications -- Equipment (1.9%):
Nokia OYJ, Class A                                 41,460             3,200

Total Finland                                                         3,220

France (10.4%):

Automobile Parts (0.4%):
Valeo SA                                            7,200          $    609

Banks (0.7%):
Banque Nationale de Paris                          13,860             1,150

Beverages (0.1%):
LVMH Moet-Hennessy Louis Vuitton                      520               140

Computer Services (0.5%):
Cap Gemini SA                                       5,000               765

Cosmetics & Related (1.2%):
L'OREAL                                             3,260             2,090

Diversified (1.5%):
Vivendi                                            11,490             2,689

Electronic & Electrical --
  General (1.1%):
Legrand SA                                          3,680               880

Rexel                                              12,000               996

                                                                      1,876

Food Distributors, Supermarkets
  & Wholesalers (0.2%):
Carrefour Supermarche SA                              470               373

Insurance (1.1%):
AXA SA                                             13,720             1,774

Machinery & Engineering (0.5%):
Sidel                                               7,200               868

Oil-Integrated Companies (1.2%):
Total SA, Class B                                  14,960             2,051

Pharmaceuticals (0.6%):
Synthelabo                                          5,200             1,065

Retail -- Department Stores (1.2%):
Pinault-Printemps-Redoute SA                       11,845             1,967

Telecommunications (0.1%):
Alcatel                                             1,308               161

Total France                                                         17,578

Germany (5.2%):

Automobiles (2.0%):
DaimlerChrysler AG (b)                             27,957             2,764

Volkswagen AG                                       2,000               142

Volkswagen AG, Preferred (b)                       10,800               454

                                                                      3,360

Banks (0.5%):
Dresdner Bank AG                                   20,750               896

Chemicals -- General (0.1%):
BASF AG                                             2,700               118

Insurance (1.2%):
Allianz AG, Registered                              6,245             1,992

Manufacturing -- Miscellaneous (0.1%):
Siemens AG                                          2,120               157

Retail (0.7%):
Douglas Holding AG                                 22,500          $  1,036

Douglas Holding AG-New (b)                          1,450                67

                                                                      1,103

Software & Computer Services (0.5%):
SAP AG                                              1,800               577

SAP AG, Preferred                                     590               222

                                                                        799

Utilities -- Electric (0.1%):
Veba AG                                             4,532               249

Total Germany                                                         8,674

Greece (0.6%):

Banks (0.1%):
Alpha Credit Bank                                   1,440               103

Ergo Bank SA                                        1,280               112

                                                                        215

Building Materials (0.0%):
Titan Cement Co. SA                                 1,000                77

Commercial Banking (0.4%):
National Bank of Greece SA                          7,956               544

Utilities -- Telecommunications (0.1%):
Hellenic Telecommunications
  Organization SA                                  10,000               233

Total Greece                                                          1,069

Hong Kong (2.0%):

Banks (0.4%):
Hang Seng Bank                                     58,900               697

Diversified (0.1%):
Hutchison Whampoa Ltd.                             23,000               206

Financial Services (0.5%):
Guoco Group Ltd. (b)                              307,000               810

Gas & Electric Utility (0.1%):
Hong Kong & China Gas                             156,000               219

Real Estate (0.3%):
Sun Hung Kai Properties Ltd.                       49,000               430

Telecommunications (0.6%):
Hong Kong Telecom Ltd.                            349,600               941

Total Hong Kong                                                       3,303

Hungary (0.1%):

Utilities -- Telecommunications (0.1%):
Matav Rt.                                          37,000               206

Total Hungary                                                           206

India (0.5%):

Automobiles (0.2%):
Tata Engineering & Locomotiv GDR                  100,000               328

Tobacco & Tobacco Products (0.3%):
ITC Ltd. GDR                                       18,400          $    522

Total India                                                             850

Ireland (2.3%):

Banks (1.4%):
Allied Irish Banks PLC                            144,900             2,343

Building Materials (0.8%):
CRH PLC                                            69,380             1,365

Financial Services (0.1%):
Irish Life & Permanent PLC                          7,119               103

Total Ireland                                                         3,811

Israel (0.2%):

Food Distributors, Supermarkets
  & Wholesalers (0.0%):
Blue Square -- Israel Ltd. ADR                        333                 5

Investment Company (0.1%):
Koor Industries Ltd.                                  880                95

Retail (0.0%):
Blue Square Chain Investments and
  Properties Ltd. (b)                               3,800                56

Telecommunications (0.1%):
ECI Telecom Ltd.                                    2,800               104

Total Israel                                                            260

Italy (7.2%):

Banks (1.0%):
Banca Commerciale Italiana                        194,400             1,602

Building Materials (0.0%):
Italcementi SpA                                    17,200                84

Financial Services (1.4%):
San Paolo-IMI SpA                                 156,263             2,348

Insurance (1.2%):
Alleanza Assicurazioni SpA                         14,850               178

Assicurazioni Generali                             46,120             1,798

Istituto Nazionale delle Assicurazioni             38,000               101

                                                                      2,077

Oil-Integrated Companies (0.4%):
ENI SpA                                           100,000               659

Utilities -- Telecommunications (3.2%):
Telecom Italia Mobile SpA                         440,500             2,627

Telecom Italia SpA                                162,410             1,730

Telecom Italia SpA-RNC                            184,139               992

                                                                      5,349

Total Italy                                                          12,119

Japan (19.9%):

Automobiles (0.6%):
Toyota Motor Corp.                                 36,000             1,022

Banks (0.2%):
Bank of Tokyo-Mitsubishi Ltd.                      21,000               310

Brewery (1.4%):
Kirin Brewery Co. Ltd.                            205,000          $  2,319

Chemicals -- General (0.1%):
Sekisui Chemical Co. Ltd.                          15,000               100

Computers & Peripherals (1.4%):
Canon, Inc.                                        47,000             1,150

Fujitsu Ltd.                                       74,000             1,268

                                                                      2,418

Construction (0.9%):
Sekisui House Ltd.                                140,000             1,568

Cosmetics & Related (0.9%):
Kao Corp.                                          60,000             1,523

Electronic & Electrical --
  General (3.5%):
Fanuc Ltd.                                         26,200             1,141

Matsushita Electric Industrial Co. Ltd.            66,000             1,255

Murata Manufacturing Co. Ltd.                      20,000             1,144

Nippon Electric Glass Co. Ltd.                     71,000               940

Sharp Corp.                                       110,000             1,291

                                                                      5,771

Financial Services (0.8%):
Takefuji Corp.                                     17,000             1,410

Insurance (0.7%):
Tokio Marine & Fire Insurance Co.                 105,000             1,224

Medical Equipment (1.0%):
Terumo Corp.                                       78,000             1,699

Pharmaceuticals (1.6%):
Fujisawa Pharmaceutical Co. Ltd.                   19,000               312

Sankyo Co. Ltd.                                    48,000             1,007

Takeda Chemical Industries                         30,000             1,305

                                                                      2,624

Photography (0.7%):
Fuji Photo Film                                    33,000             1,247

Retail (2.0%):
Aoyamma Trading Co. Ltd.                            6,600               184

Ito-Yokado Co. Ltd.                                25,000             1,535

Seven-Eleven Japan Co. Ltd.                        18,000             1,537

                                                                      3,256

Rubber -- Tires (0.0%):
Bridgestone Corp.                                   3,000                80

Security Services (0.5%):
Secom Co. Ltd.                                      9,000               879

Utilities -- Electric (0.1%):
Tokyo Electric Power                                8,400               179

Utilities -- Telecommunications (3.5%):
Nippon Telegraph & Telephone                          179             1,950

NTT Data Corp.                                        182             1,441

NTT Mobile Communications
  Network, Inc.                                        41          $  2,403

                                                                      5,794

Total Japan                                                          33,423

Malaysia (0.3%):

Automobiles (0.3%):
Oriental Holdings Berhad                          275,000               466

Total Malaysia                                                          466

Mexico (0.6%):

Conglomerates (0.1%):
ALFA SA de CV, Class A                             55,250               218

Financial Services (0.3%):
Grupo Financiero Banamex Accival
  SA de CV, Class B (b)                           200,000               510

Retail (0.2%):
Controladora Comercial Mexicana
  SA de CV                                        278,500               292

Total Mexico                                                          1,020

Netherlands (5.9%):

Banks (1.2%):
ING Groep N.V.                                     33,035             2,038

Computers & Peripherals (1.2%):
CMG PLC                                            55,700             1,535

Equant N.V. (b)                                     5,600               509

                                                                      2,044

Consumer Products (0.1%):
Unilever N.V. CVA                                   1,688               116

Electronic & Electrical --
  General (0.9%):
STMicroelectronics N.V. (b)                        14,000             1,460

Food Distributors, Supermarkets
  & Wholesalers (0.0%):
Koninklijke Ahold N.V.                                900                33

Insurance (1.0%):
Aegon N.V.                                         15,624             1,500

Fortis (NL)                                         3,000               107

                                                                      1,607

Newspapers (0.0%):
VNU N.V.                                            1,510                61

Oil-Integrated Companies (1.5%):
Royal Dutch Petroleum Co.                          25,000             1,458

Royal Dutch Petroleum Co. ADR                      17,500             1,027

                                                                      2,485

Telecommunications -- Equipment (0.0%):
Koninklijke KPN N.V.                                1,278                53

Total Netherlands                                                     9,897

New Zealand (0.4%):

Newspapers (0.2%):
Independent Newspapers Ltd.                        70,400          $    304

Telecommunications (0.2%):
Telecom Corp. of New Zealand Ltd.                  62,000               323

Total New Zealand 627

Philippines (0.2%):

Banks (0.2%):
Bank of Phillippine Islands                       115,000               363

Total Philippines                                                       363

Poland (0.4%):

Banks (0.3%):
Bank Handlowy Wronki w
Warszawie (b)                                       6,520                79

Bank Przemyslowo-Handlowy SA                          350                18

Bank Rozwoju Eksportu SA                            3,370                75

Bank Slaski SA                                      1,700                77

Big Bank Gdanski SA                                73,900               130

Wielkopolski Bank Kredytowy SA                     15,517                85

                                                                        464

Electronic & Electrical -- General (0.1%):
Electrim Spolka SA                                 11,400               136

Food Processing & Packaging (0.0%):
Agros Holdings SA                                     900                 6

Retail (0.0%):
Amica Wronki SA (b)                                 5,300                34

Rubber -- Tires (0.0%):
Debica SA                                           2,400                30

Stomil Olsztyn SA                                   2,800                13

                                                                         43

Software & Computer
  Services (0.0%):
Softbank SA                                         1,430                44

Total Poland                                                            727

Portugal (0.2%):

Banks (0.1%):
Banco Commercial Portugues SA                       4,072               116

Building Materials (0.1%):
Cimpor-Cimentos de Portugal, SGPS SA                3,460                95

Food Distributors, Supermarkets
  & Wholesalers (0.0%):
Jeronimo Martins, SGPS SA                           1,895                62

Retail (0.0%):
Sonae Investimentos SGPS SA                         2,040                73

Total Portugal                                                          346

Singapore (0.4%):

Real Estate (0.2%):
City Developments Ltd.                             57,000          $    380

Shipbuilding (0.2%):
Keppel Corp.                                      105,000               300

Total Singapore                                                         680

South Africa (0.5%):

Electronic & Electrical --
  General (0.3%):
Datatec Ltd.                                       28,250               456

Metals & Mining (0.2%):
Gold Fields of South Africa Ltd.                  190,000               366

Total South Africa                                                      822

South Korea (0.9%):

Banks (0.3%):
Shinhan Bank GDR (b)                               22,900               547

Electronic & Electrical --
  General (0.6%):
Samsung Electronics GDR                            21,904               935

Total South Korea                                                     1,482

Spain (3.7%):

Banks (1.6%):
Banco Bilbao Vizcaya SA                             9,900               148

Banco Santander SA                                 66,004             1,436

Corporacion Bancaria de Espana SA                  45,000             1,060

                                                                      2,644

Utilities -- Electric (0.7%):
Endesa SA                                          52,490             1,168

Utilities -- Telecommunications (1.4%):
Telefonica de Espana                               51,066             2,396

Total Spain                                                           6,208

Sweden (0.9%):

Telecommunications --
  Equipment (0.9%):
Telefonaktiebolaget LM Ericsson,
  Class B                                          55,475             1,461

Total Sweden                                                          1,461

Switzerland (7.7%):

Banks (1.5%):
Credit Suisse Group, Registered                       944               188

UBS AG, Registered                                  6,780             2,306

                                                                      2,494

Chemicals -- Specialty (0.4%):
Clariant AG                                         1,200               615

Commercial Services (0.8%):
Adecco SA (b)                                       2,650             1,339

Insurance (1.8%):
Zurich Allied AG                                    4,578          $  2,956

Pharmaceuticals (3.2%):
Novartis AG, Registered                             1,178             1,728

Roche Holding AG                                      318             3,747

                                                                      5,475

Total Switzerland                                                    12,879

Taiwan (0.7%):

Computers & Peripherals (0.4%):
Asustek Computer, Inc. GDR (b)                     65,000               680

Transportation -- Marine (0.3%):
Evergreen Marine Corp. GDR                         38,200               494

Total Taiwan                                                          1,174

Turkey (0.7%):

Appliances (0.1%):
Arcelik AS                                      3,540,000               140

Banks (0.5%):
Akbank TAS                                      2,383,006                76

Turkiye Garanti Bankasi AS (b)                  4,446,250               202

Yapi ve Kredi Bankasi AS                       16,536,722               397

                                                                        675

Brewery (0.0%):
Ege Biracilik ve Malt Sanayi SA                   687,000                70

Financial Services (0.0%):
Haci Omer Sabanci Holding AS                    2,265,000                62

Food Distributors, Supermarkets
  & Wholesalers (0.1%):
Migros Turk TAS                                    73,650               102

Steel (0.0%):
Eregli Demir ve Celik Fabrikalari
  TAS (b)                                       4,255,000                78

Total Turkey                                                          1,127

Total Common Stocks (Cost $132,118)                                 160,499

Convertible Bonds (1.1%)

Banks (0.6%):
Mitsubishi Bank International
  Finance Bermuda,
  3.00%, 11/30/02                             $       943             1,033

Financial Services (0.5%):
Bell Atlantic Financial Services,
  5.75%, 4/1/03, Convertible into
  shares of Telecom New Zealand                       750               806

Total Convertible Bonds (Cost $1,693)                                 1,839

Rights (0.0%)

Greece (0.0%):

Banks (0.0%):
National Bank of Greece
  Rights (b)                                        7,956          $     26

Total Greece                                                             26

Spain (0.0%):

Utilities -- Telecommunications (0.0%):
Telefonica de Espana Rights (b)                    51,066                47

Total Spain                                                              47

Total Rights (Cost $0)                                                   73

Total Investments (Cost $134,017) (a) -- 96.7%                      162,617

Other assets in excess of liabilities -- 3.3%                         5,599

TOTAL NET ASSETS -- 100.0%                                         $168,216

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                                         $30,987
    Unrealized depreciation                                          (2,387)
    Net unrealized appreciation                                     $28,600

(b) Non-income producing securities.

ADR -- American Depository Receipts
GDR -- Global Depository Receipts

At April 30, 1999, the Fund's open forward foreign currency contracts were as follows:

                                                Unrealized
                      Delivery     Contract     Market        Appreciation/
Currency              Date         Value        Value         Depreciation

Short Contracts:
British Pound         5/7/99       $   52       $   52        $(0)
Euro Dollar           5/3/99           55           56         (1)
Hong Kong
  Dollar              5/3/99          944          944         (0)
Japanese Yen          5/7/99        1,987        1,985          2

Total Short
Contracts                          $3,038       $3,037        $ 1


See notes to financial statements.

                                        Statements of Assets and Liabilities
The Victory Portfolios                                        April 30, 1999
(Amounts in Thousands, Except Per Share Amounts)                 (Unaudited)

                                                                     Ohio           Small
                                       Established    Special        Regional       Company        International
                                       Value          Value          Stock          Opportunity    Growth
                                       Fund           Fund           Fund           Fund           Fund

ASSETS:
Investments, at value
  (Cost $317,153; $258,487;
  $21,037; $169,108 & $134,017)        $521,943       $285,785       $37,815        $207,245       $162,617
Repurchase agreements at
  amortized cost                             --         13,000            --          10,000             --

        Total                           521,943        298,785        37,815         217,245        162,617

Cash                                         --             --            --              --             13
Foreign currency (cost $83)                  --             --            --              --             83
Interest and dividends receivable           154            375            38              68            299
Receivable for capital shares issued         30              4             1               1              9
Receivable from brokers for
  investments sold                           --          2,227            --             270          5,274
Reclaims receivble                           --             --            --              --            234
Other                                       353             26            10              55             55
        Total Assets                    522,480        301,417        37,864         217,639        168,584

LIABILITIES:
Payable to Custodian                        398             --            82              31             --
Payable for capital shares redeemed          --            282            23              --             86
Payable to brokers for
  investments purchased                      --            938            32              --             --
Payable for return of
  collateral received                        --         25,650         3,142          19,886             --
Accrued expenses and other payables:
    Investment advisory fees                442            197            19              77            191
    Administration fees                       8              5             1              18              3
    Custodian fees                           13              4             1              13             35
    Accounting fees                           1              1             1               4              4
    Transfer agent fees                      22             36            11              22             12
    Shareholder service
      fees -- Class A                        --             49             6               4              5
    Shareholder service and
      12b-1 fees -- Class B                  --              1             1              --             --
    12b-1 fees -- Class G                   187             --            --              59             14
    Other                                    22             35             4              16             18

        Total Liabilities                 1,093         27,198         3,323          20,130            368

NET ASSETS:

Capital                                 291,307        239,164        12,185         168,447        133,211
Undistributed (distributions in
  excess of) net investment income         (135)           148             1            (118)          (491)
Net unrealized appreciation/
  depreciation from investments         204,790         27,298        16,778          38,137         25,694
Net unrealized appreciation/
  depreciation from translation
  of assets and liabilities in
  foreign currencies                         --             --            --              --          2,878
Accumulated undistributed net
  realized gains (losses) from
  investment and foreign
  currency transactions                  25,425          7,609         5,577          (8,957)         6,924

        Net Assets                     $521,387       $274,219       $34,541        $197,509       $168,216

Net Assets
    Class A                                  --       $272,551       $33,576        $ 66,408       $133,603
    Class B                                  --          1,668           965              --            547
    Class G                            $521,387             --            --         131,101         34,066

        Total                          $521,387       $274,219       $34,541        $197,509       $168,216

Outstanding units of beneficial
  interest (shares)
    Class A                                  --         20,218         1,762           2,960          9,210
    Class B                                  --            126            52              --             39
    Class G                              14,939             --            --           5,843          2,349

        Total                            14,939         20,344         1,814           8,803         11,598

Net asset value
    Redemption price per share

    Redemption price per
      share -- Class A                                $  13.48       $ 19.05        $  22.44       $  14.51
    Offering and redemption price
      per share -- Class G             $  34.90                                     $  22.43       $  14.50

    Offering and redemption price
      per share -- Class B<F1>                        $  13.18       $ 18.64                       $  14.00

Maximum sales charge                        N/A           5.75%         5.75%           5.75%          5.75%

Maximum offering price per share
  (100%/(100%-maximum sales charge)
  of net asset value adjusted to
  nearest cent) -- Class A                            $  14.30       $ 20.21        $  23.81       $  15.40

<F1> Redemption price per Class B share varies based on length of time held.


See notes to financial statements.

                                                    Statements of Operations
The Victory Portfolios               For the Six Months Ended April 30, 1999
(Amounts in Thousands)                                           (Unaudited)

                                                                     Ohio           Small
                                       Established    Special        Regional       Company        International
                                       Value          Value          Stock          Opportunity    Growth
                                       Fund<F1>       Fund           Fund           Fund<F1>       Fund

Investment Income:
Interest income                        $    44        $   91         $    3         $     31       $    137
Dividend income                            154         3,023            424               96            825
Securities Lending                          --            33              1               --             --
Foreign tax withholding                     --            --             --               (1)           (69)

    Total Income                           198         3,147            428              126            893

Expenses:
Investment advisory fees                   210         1,540            142               94            779
Administration fees                         49           228             28               23            106
Shareholder service fees
  -- Class A                                --           380             45               13            165
Shareholder service fees
  and 12b-1 fees -- Class B                 --             9              5               --              2
12b-1 fees -- Class G                      205            --             --               51             14
Accounting fees                              8            44             24                8             34
Custodian fees                               7            43              8                5            129
Legal and audit fees                         4            17              3                1              8
Trustees' fees and expenses                 --             4              1               --              2
Transfer agent fees                         24            69             20               14             47
Registration and filing fees                --            17              7                2             17
Printing fees                                3             8              2                1              2
Other                                        3            21              2                1              7

Total Expenses                             513         2,380            287              213          1,312

Expenses voluntarily reduced               (29)         (154)           (19)             (31)           (53)

    Expenses before reimbursement
      from distributor                     484         2,226            268              182          1,259
    Expenses reimbursed by distributor     (27)           (7)            (5)              --             (9)

    Net Expenses                           457         2,219            263              182          1,250
Net Investment Income                     (259)          928            165              (56)          (357)

Realized/Unrealized Gains
  (Losses) from Investments
  and Foreign Currencies:
Net realized gains (losses)
  from investment transactions             243         7,631          5,576           (1,143)         7,501
Net realized (loss) from foreign
  currency transactions                     --            --             --               --           (236)
Net change in unrealized appreciation/
  depreciation from investments         53,656           873         (4,248)          16,229         13,005
Change in unrealized appreciation/
  depreciation from translation of
  assets and liabilities in
  foreign currencies                        --            --             --               --            (26)
Net realized/unrealized gains
  (losses) from investments
  and foreign currencies:               53,899         8,504          1,328           15,086         20,244
Change in net assets resulting
  from operations                      $53,640        $9,432         $1,493          $15,030        $19,887

<F1> For the period April 1, 1999 through April 30, 1999.

See notes to financial statements.

The Victory Portfolios                   Statements of Changes in Net Assets
(Amounts in Thousands)                                           (Unaudited)

                                            Established                     Special                   Ohio Regional
                                             Value Fund                    Value Fund                   Stock Fund

                                       One                           Six                           Six
                                       Month          Year           Months         Year           Months         Year
                                       Ended          Ended          Ended          Ended          Ended          Ended
                                       April 30,      March 31,      April 30,      October 31,    April 30,      October 31,
                                       1999           1999           1999           1998           1999           1998

From Investment Activities:
Operations:
    Net investment income (loss)       $   (259)      $   4,759      $     928      $   2,335      $    165       $    386
    Net realized gains/(losses) from
        investment transactions             243          41,202          7,631         14,148         5,576          4,989
    Net change in unrealized
      appreciation/depreciation
      from investments                   53,656         (54,160)           873        (63,870)       (4,248)        (6,979)

Change in net assets resulting
  from operations                        53,640          (8,199)         9,432        (47,387)        1,493         (1,604)

Distributions to Shareholders:
    From net investment income
        Class A                              --              --         (1,152)        (2,264)         (171)          (380)
        Class G                              --          (4,946)            --             --            --             --
    From net realized gains from
      investment transactions               --          (30,865)       (14,036)       (31,840)       (4,989)        (4,773)

    Change in net assets from
      distributions to shareholders          --         (35,811)       (15,188)       (34,104)       (5,160)        (5,153)

Capital Transactions:
    Proceeds from shares issued           4,434         315,787         28,270         97,620         2,395          9,121
    Dividends reinvested                     --          34,887         12,701         28,316         3,531          3,575
    Cost of shares redeemed             (15,671)       (394,935)      (109,894)      (117,227)      (10,372)       (17,693)

Change in net assets from
  capital transactions                  (11,237)        (44,261)       (68,923)         8,709        (4,446)        (4,997)

Change in net assets                     42,403         (88,271)       (74,679)       (72,782)       (8,113)       (11,754)

Net Assets:
    Beginning of period                 478,984         567,255        348,898        421,680        42,654         54,408

    End of period                      $521,387       $ 478,984      $ 274,219      $ 348,898      $ 34,541       $ 42,654

Share Transactions:
    Issued                                  133          10,251          2,075          6,190           130            399
    Reinvested                               --           1,130            957          1,813           188            163
    Redeemed                               (476)        (12,812)        (8,266)        (7,706)         (569)          (807)

Change in shares                           (343)         (1,431)        (5,234)           297          (251)          (245)

See notes to financial statements.

The Victory Portfolios                   Statements of Changes in Net Assets
(Amounts in Thousands)                                           (Unaudited)

                                                Small Company                International
                                              Opportunity Fund                Growth Fund

                                            One                           Six
                                            Month          Year           Months         Year
                                            Ended          Ended          Ended          Ended
                                            April 30,      March 31,      October 31,    October 31,
                                            1999           1999           1998           1998

From Investment Activities:
Operations:

    Net investment income (loss)            $    (56)      $    622       $    (357)     $     602
    Net realized gains/(losses) from
      investment transactions                 (1,143)        (7,458)          7,501          8,282
    Net realized (losses) from foreign
      currency transactions                       --             --            (236)        (4,180)
    Net change in unrealized appreciation/
      depreciation from investments           16,229        (37,144)         16,369           (563)
    Net change in unrealized appreciation/
      depreciation from translation of
      assets and liabilities in foreign
      currencies                                  --             --              --          3,830
Change in net assets resulting
from operations                               15,030        (43,980)         23,277          7,971

Distributions to Shareholders:
    From net investment income
        Class A                                   --             --              --           (431)
        Class G                                   --           (890)             --             --
    From net realized gains from
      investment transactions
        Class A                                   --             --          (4,776)        (5,849)
        Class G                                   --         (6,817)             --             --

Change in net assets from
  distributions to shareholders                   --         (7,707)         (4,776)        (6,280)

Capital Transactions:
    Proceeds from shares issued                4,823        163,831         120,099        191,985
    Proceeds from shares issued in
      connection with acquisition                 --         70,516          29,074             --
    Dividends reinvested                          --          7,587           4,467          4,034
    Cost of shares redeemed                  (12,692)      (175,583)       (138,768)      (169,240)

Change in net assets from
  capital transactions                        (7,869)        66,351          14,872         26,779

Change in net assets                           7,161         14,664          33,373         28,470

Net Assets:
    Beginning of period                      190,348        175,684         134,843        106,373
    End of period                           $197,509      $ 190,348       $ 168,216      $ 134,843

Share Transactions:
    Issued                                       273          6,944           8,582         14,295
    Issued in connection with acquisition         --          3,124           2,363             --
    Reinvested                                    --            305             228            325
    Redeemed                                    (662)        (7,479)         (9,798)       (12,387)

Change in shares                                (389)         2,894           1,375          2,233


See notes to financial statements.

The Victory Portfolios                                  Financial Highlights

                                                                 Established Value Fund

                             One Month      Year           Year           Year           Year           11 Months      Year
                             Ended          Ended          Ended          Ended          Ended          Ended          Ended
                             April 30,      March 31,      March 31,      March 31,      March 31,      March 31,      April 30,
                             1999           1999<F2>       1998           1997           1996           1995           1994
                             (Unaudited)

Net Asset Value,
  Beginning of Period        $  31.34       $  33.94       $  28.83       $  27.57       $  23.38       $  22.52       $  21.38

Investment Activities
    Net investment
      income (loss)             (0.01)          0.29           0.46           0.44           0.44           0.38           0.26
    Net realized and
      unrealized gains
      (losses) from
      investments                3.57          (0.71)          7.70           3.62           5.19           1.52           2.10

    Total from
      Investment Activities      3.56          (0.42)          8.16           4.06           5.63           1.90           2.36

Distributions
    Net investment income          --          (0.30)         (0.48)         (0.45)         (0.43)         (0.37)         (0.22)
    Net realized gains             --          (1.88)         (2.57)         (2.35)         (1.01)         (0.66)         (1.00)

Total Distributions                --          (2.18)         (3.05)         (2.80)         (1.44)         (1.03)         (1.22)

Net Asset Value,
  End of Period              $  34.90       $  31.34       $  33.94       $  28.83       $  27.57       $  23.39       $  22.52

Total Return
  (excludes sales charges)      11.36%<F3>     (1.01)%        29.67%         15.14%         24.84%          8.85%<F3>     11.30%

Ratios/Supplemental Data:
Net Assets,
  End of Period (000)        $521,387       $478,984       $567,255       $429,726       $366,417       $277,370       $253,292
Ratio of
  expenses to average
  net assets<F5>                 1.10%<F4>      1.09%          1.10%          1.12%          1.15%          1.20%<F4>      1.22%
Ratio of net
  investment income
  to average net
  assets<F5>                    (0.62)%<F4>     0.92%          1.44%          1.57%          1.70%          1.87%<F4>      1.15%
Ratio of
  expenses to average
  net assets<F1>                 1.25%<F4>      <F6>           <F6>           <F6>           <F6>           <F6>           <F6>
Ratio of net
  investment income
  to average net assets<F1>      (0.77)%<F4>    <F6>           <F6>           <F6>           <F6>           <F6>           <F6>
Portfolio turnover                   2%           37%            20%            31%            18%            24%            38%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2> Effective April 1, 1999, the Gradison Established Value Fund became the Victory Established Value Fund.
     Financial highlights prior to April 1, 1999 represent the Gradison Established Value Fund.
<F3> Not annualized.
<F4> Annualized.
<F5> On April 1, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the
     Fund at a maximum of 1.10% until at least April 1, 2001.
<F6> There were no fee reductions during the period.


See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                          Special Value Fund

                                                             Class A Shares

                                            Six Months     Year           Year           Year
                                            Ended          Ended          Ended          Ended
                                            April 30,      October 31,    October 31,    October 31,
                                            1999           1998           1997           1996<F5>
                                            (Unaudited)

Net Asset Value, Beginning of Period        $  13.64       $  16.68       $  14.15       $  12.15

Investment Activities
    Net investment income (loss)                0.04           0.09           0.10           0.12
    Net realized and unrealized
      gains (losses) on investments             0.43          (1.79)          3.50           2.33

        Total from Investment Activities        0.47          (1.70)          3.60           2.45

Distributions
    Net investment income                      (0.05)         (0.09)         (0.12)         (0.11)
    In excess of net investment income            --             --             --             --
    Net realized gains                         (0.58)         (1.25)         (0.95)         (0.34)

        Total Distributions                    (0.63)         (1.34)         (1.07)         (0.45)

Net Asset Value, End of Period              $  13.48       $  13.64       $  16.68       $  14.15

Total Return (excludes sales charges)           3.57%<F3>    (11.22)%        27.05%         20.60%

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $272,551       $346,962       $420,020       $289,460
Ratio of expenses to average
  net assets                                    1.40%          1.37%          1.37%          2.69%<F4>
Ratio of net investment income
  (loss) to average net assets                  0.61%<F4>      0.56%          0.65%          0.88%
Ratio of expenses to average
  net assets<F1>                                1.53%<F4>      1.51%          <F8>           1.40%
Ratio of net investment income
  (loss) to average net assets<F1>              0.51%<F4>      0.45%          <F8>           0.85%
Portfolio turnover<F7>                            19%            44%            39%            55%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Not annualized.
<F4> Annualized.
<F5> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.
<F6> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for
     Class B Shares for the Period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 9.66%.
<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8> There were no voluntary fee reductions during the period.


See notes to financial statements.

The Victory Portfolios                                   Financial Highlights

                                                                       Special Value Fund

                                                           Class B Shares

                                                                                      March 1,                      December 3,
                                         Six Months     Year           Year           1996           Year           1993
                                         Ended          Ended          Ended          through        Ended          through
                                         April 30,      October 31,    October 31,    October 31,    October 31,    October 31,
                                         1999           1998           1997           1996<F5>       1995           1994<F2>
                                         (Unaudited)

Net Asset Value, Beginning of Period     $13.38         $ 16.49        $14.09         $12.89         $  10.49       $  10.00

Investment Activities
    Net investment income (loss)          (0.07)          (0.08)        (0.04)          0.01             0.15           0.11
    Net realized and unrealized
      gains (losses) on investments        0.45           (1.78)         3.41           1.23             1.71           0.48

        Total from Investment Activities   0.38           (1.86)         3.37           1.24             1.86           0.59

Distributions
    Net investment income                    --              --            --          (0.01)           (0.15)         (0.10)
    In excess of net investment income       --              --         (0.02)         (0.03)              --            --
    Net realized gains                    (0.58)          (1.25)        (0.95)            --            (0.05)           --

        Total Distributions               (0.58)          (1.25)        (0.97)         (0.04)           (0.20)        (0.10)

Net Asset Value, End of Period           $13.18         $ 13.38        $16.49         $14.09         $  12.15      $  10.49

Total Return (excludes sales charges)      2.93%<F3>     (12.32)%       25.41%         19.80%<F6>       18.01%         5.92%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)          $1,668          $1,936        $1,660          $ 386         $194,700      $118,600
Ratio of expenses to average
  net assets                               1.43%<F4>       2.65%         2.66%          2.51%<F4>        1.04%         1.00%<F4>
Ratio of net investment income
  (loss) to average net assets            (0.64)%<F4>     (0.68)%       (0.62)%        (0.31)%<F4>       1.35%         1.23%<F4>
Ratio of expenses to average
  net assets<F1>                           2.79%<F4>       3.02%         3.63%          3.75%<F4>        1.30%         1.49%<F4>
Ratio of net investment income
  (loss) to average net assets<F1>        (0.74)%<F4>     (1.05)%       (1.59)%        (1.55)%<F4>       1.09%         0.74%<F4>
Portfolio turnover<F7>                       19%             44%           39%            55%              39%           18%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Not annualized.
<F4> Annualized.
<F5> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.
<F6> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for
     Class B Shares for the Period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 9.66%.
<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8> There were no voluntary fee reductions during the period.


See notes to financial statements.

The Victory Portfolios                                  Financial Highlights

                                                        Ohio Regional Stock Fund

                                                             Class A Shares

                                            Six Months     Year           Year           Year
                                            Ended          Ended          Ended          Ended
                                            April 30,      October 31,    October 31,    October 31,
                                            1999           1998           1997           1996<F2>
                                            (Unaudited)

Net Asset Value, Beginning of Period        $ 20.67        $ 23.56        $ 17.95        $ 15.94

Investment Activities
    Net investment income (loss)               0.09           0.18           0.14           0.14
    Net realized and unrealized
      gains (losses) from investments          0.80          (0.80)          5.96           2.62

        Total from Investment Activities       0.89          (0.62)          6.10           2.76

Distributions
    Net investment income                     (0.09)         (0.17)         (0.14)         (0.14)
    In excess of net investment income           --             --             --             --
    Net realized gains                        (2.42)         (2.10)         (0.35)         (0.36)
    In excess of net realized gains              --             --             --          (0.25)

        Total Distributions                   (2.51)         (2.27)         (0.49)         (0.75)

Net Asset Value, End of Period              $ 19.05        $ 20.67        $ 23.56        $ 17.95

Total Return (excludes sales charges)          4.52%<F6>     (3.13)%        34.61%         17.79%

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $33,576        $41,653        $53,703        $45,294
Ratio of expenses to average net assets        1.36%<F4>      1.26%          1.26%          1.39%
Ratio of net investment income
  (loss) to average net assets                 0.90%<F4>      0.76%          0.67%          0.79%
Ratio of expenses to average
  net assets<F1>                               1.46%<F4>      1.37%          1.26%          1.40%
Ratio of net investment income
  (loss) to average net assets<F1>             0.80%<F4>      0.65%          0.67%          0.78%
Portfolio turnover<F5>                            1%             6%             8%             6%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntaryfee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.
<F3> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 9.03%.
<F4> Annualized.
<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F6> Not annualized.


See notes to financial statements.

The Victory Portfolios                                  Financial Highlights

                                                                      Ohio Regional Stock Fund

                                                          Class B Shares

                                                                                      March 1,
                                         Six Months     Year           Year           1996           Year           Year
                                         Ended          Ended          Ended          through        Ended          Ended
                                         April 30,      October 31,    October 31,    October 31,    October 31,    October 31,
                                         1999           1998           1997           1996<F2>       1995           1994
                                         (Unaudited)

Net Asset Value, Beginning of Period     $20.30         $23.28         $17.87         $16.43         $14.56         $    --

Investment Activities
    Net investment income (loss)          (0.02)         (0.11)         (0.14)         (0.03)          0.17            0.18
    Net realized and unrealized
      gains (losses) from investments      0.78          (0.77)          5.90           1.51           2.13           15.08

        Total from Investment Activities   0.76          (0.88)          5.76           1.48           2.30           15.26

Distributions
    Net investment income                    --             --             --             --          (0.17)          (0.17)
    In excess of net investment income       --             --             --          (0.04)         (0.01)             --
    Net realized gains                    (2.42)         (2.10)         (0.35)            --          (0.65)          (0.53)
    In excess of net realized gains          --             --             --             --          (0.09)             --

        Total Distributions               (2.42)         (2.10)         (0.35)         (0.04)         (0.92)           (0.70)

Net Asset Value, End of Period           $18.64         $20.30         $23.28         $17.87        $ 15.94          $ 14.56

Total Return (excludes sales charges)      3.89%<F6>     (4.33)%        32.71%         16.95%<F3>     16.93%            3.96%

Ratios/Supplemental Data:
Net Assets, End of Period (000)           $ 965         $1,001         $  705         $  326        $39,048          $33,965
Ratio of expenses to average net assets    2.60%<F4>      2.52%          2.65%          2.61%<F4>      1.20%            1.04%
Ratio of net investment income
  (loss) to average net assets            (0.36)%<F4>    (0.54)%        (0.76)%        (0.60)%<F4>     1.13%            1.27%
Ratio of expenses to average
  net assets<F1>                           3.74%<F4>      3.59%          4.25%          3.50%<F4>      1.24%            1.27%
Ratio of net investment income
  (loss) to average net assets<F1>        (1.50)%<F4>    (1.61)%        (2.36)%        (1.49)%<F4>     1.09%            1.04%
Portfolio turnover<F5>                        1%             6%             8%             6%            11%              14%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntaryfee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.
<F3> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 9.03%.
<F4> Annualized.
<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F6> Not annualized.


See notes to financial statements.

The Victory Portfolios                                  Financial Highlights

                                                      Small Company Opportunity Fund

                                                 Class A Shares              Class G Shares

                                            One                           One
                                            Month          March 26,      Month          Year
                                            Ended          1999 to        Ended          Ended
                                            April 30,      March 31,      April 30,      March 31,
                                            1999           1999<F2><F3>   1999           1999<F3>
                                            (Unaudited)

Net Asset Value,
  Beginning of Period                       $ 20.71        $ 20.23        $  20.71       $  27.89
Investment Activities
    Net investment income                        --             --              --           0.10
    Net realized and unrealized
      gains (losses) on investments            1.73           0.48            1.72          (6.06)

        Total from Investment Activities       1.73           0.48            1.72          (5.96)

Distributions
    Net investment income                        --             --              --          (0.14)
    Net realized gains                           --             --              --          (1.08)

        Total Distributions                      --             --              --          (1.22)

Net Asset Value, End of Period              $ 22.44        $ 20.71        $  22.43       $  20.71

Total Return (excludes sales charges)          8.35%<F5>      2.37%<F5>       8.31%<F5>    (22.08)%

Ratios/Supplemental Data:
Net Assets, End of Period (000)             $66,408        $64,587        $131,101       $125,761
Ratio of expenses to average
  net assets<F4>                               1.01%<F6>      0.98%<F6>       1.26%<F6>      1.30%<F6>
Ratio of net investment income
  (loss) to average net assets<F4>            (0.19)%<F6>     1.50%<F6>      (0.45)%<F6>     0.41%
Ratio of expenses to average
  net assets<F1>                               1.24%<F6>      1.19%<F6>       1.48%<F6>      1.30%
Ratio of net investment income
  (loss) to average net assets<F1>            (0.42)%<F6>     1.29%<F6>      (0.63)%<F6>     0.41%
Portfolio turnover <F7>                           1%            30%              1%            30%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund.
     Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.
<F4> Effective March 26, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 1.30% until at least April 1, 2001. The Adviser has also agreed to waive its management fee for
     Class A shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.
<F5> Not annualized
<F6> Annualized
<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8> There were no fee reductions during the period.


See notes to financial statements.

The Victory Portfolios                                  Financial Highlights

                                                        Small Company Opportunity Fund

                                                                 Class G Shares

                                       Year           Year           Year           11 Months      Year
                                       Ended          Ended          Ended          Ended          Ended
                                       March 31,      March 31,      March 31,      March 31,      April 30,
                                       1998           1997           1996           1995           1994

Net Asset Value,
  Beginning of Period                  $  22.77       $  22.26       $18.10         $18.35         $17.55
Investment Activities
    Net investment income                  0.23           0.20         0.19           0.13           0.08
    Net realized and unrealized
      gains (losses) on investments        8.72           2.51         4.73           0.18           1.59

        Total from Investment
          Activities                       8.95           2.71         4.92           0.31           1.67

Distributions
    Net investment income                 (0.27)         (0.17)       (0.18)         (0.12)         (0.07)
    Net realized gains                    (3.56)         (2.04)       (0.58)         (0.44)         (0.80)

        Total Distributions               (3.83)         (2.21)       (0.76)         (0.56)         (0.87)

Net Asset Value, End of Period         $  27.89       $  22.77       $22.26         $18.10         $18.35

Total Return (excludes sales charges)     42.02%         12.46%       28.00%          1.75%          9.75%

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $175,684       $114,451       $  103         $   85         $   83
Ratio of expenses to average
  net assets<F4>                           1.31%          1.36%        1.41%          1.37%          1.38%
Ratio of net investment income
  (loss) to average net assets<F4>         0.86%          0.90%        0.95%          0.84%          0.47%
Ratio of expenses to average
  net assets<F1>                           <F8>           <F8>         <F8>           <F8>           <F8>
Ratio of net investment income
  (loss) to average net assets<F1>         <F8>           <F8>         <F8>           <F8>           <F8>
Portfolio turnover <F7>                      42%            35%          24%            32%            40%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund.
     Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.
<F4> Effective March 26, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 1.30% until at least April 1, 2001. The Adviser has also agreed to waive its management fee for
     Class A shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.
<F5> Not annualized
<F6> Annualized
<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8> There were no fee reductions during the period.


See notes to financial statements.

The Victory Portfolios                                  Financial Highlights

                                                                   International Growth Fund

                                                         Class A Shares                                Class B Shares

                                       Six                                                         Six
                                       Months         Year           Year           Year           Months         Year
                                       Ended          Ended          Ended          Ended          Ended          Ended
                                       April 30,      October 31,    October 31,    October 31,    April 30,      October 31,
                                       1999           1998           1997           1996<F3>       1999           1998
                                       (Unaudited)                                                 (Unaudited)
Net Asset Value,
  Beginning of Period                  $  13.19       $  13.31       $  13.01       $  12.33       $12.82         $13.07

Investment Activities
    Net investment income (loss)          (0.04)          0.07<F2>       0.09           0.08        (0.05)         (0.13)
    Net realized and unrealized
      gains (losses) from
      investments and
      foreign currencies                   1.84           0.65           0.67           0.62         1.71           0.66

        Total from
          Investment Activities            1.80           0.72           0.76           0.70         1.66           0.53

Distributions
    Net investment income                    --          (0.06)         (0.01)         (0.02)          --             --
    Net realized gains                    (0.48)         (0.78)         (0.45)            --        (0.48)         (0.78)
    Tax return of capital                    --             --             --             --           --             --

        Total Distributions               (0.48)         (0.84)         (0.46)         (0.02)       (0.48)         (0.78)

Net Asset Value, End of Period         $  14.51       $  13.19       $  13.31       $  13.01       $14.00         $12.82

Total Return
  (excludes sales charges)                13.75%<F8>      5.79%          6.04%          5.65%       13.04%<F8>      4.44%
Ratios/Supplemental Data:
Net Assets, End of Period (000)        $133,603       $134,491       $106,189       $121,517       $  547         $  352
Ratio of expenses to
  average net assets<F11>                  1.75%<F6>      1.71%          1.69%          1.73%        3.07%<F6>      2.98%
Ratio of net investment income
  (loss) to average net assets<F11>       (0.50)%<F6>     0.55%          0.63%          0.64%       (1.70)%<F6>    (0.80)%
Ratio of expenses to
  average net assets<F1>                   1.90%<F6>      1.82%          1.69%          1.75%        6.19%<F6>      6.44%
Ratio of net investment income
  (loss) to average net assets<F1>        (0.65)%<F6>     0.44%          0.63%          0.62%       (4.82)%<F6>    (4.26)%
Portfolio turnover<F7>                       42%            86%           116%           178%          42%            86%

<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Calculated using average shares for the period.
<F3>  Effective March 1, 1996, the Fund designated the existing shares as Class
      A Shares and commenced offering Class B Shares.
<F4>  Effective June 5, 1995, the Victory Foreign Markets Portfolio merged into the
      International Growth Fund. Financial highlights for the periods prior to
      June 5, 1995 represent the International Growth Portfolio.
<F5>  Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period
      March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 1.11%.
<F6>  Annualized.
<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8>  Not Annualized.
<F9>  Period from commencement of operations.
<F10> Effective March 26, 1999, the Gradison International Fund merged into the Victory
      International Growth Fund.
<F11> On March 26, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 2.00% until at least
      April 1, 2001. The Adviser has also agreed to waive its management fee for Class A and Class B shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.

See notes to financial statements.

The Victory Portfolios                                  Financial Highlights

                                                            International Growth Fund

                                                                                                   Class G
                                                          Class B Shares                           Shares

                                                      March 1,
                                       Year           1996           Year           Year           March 26,
                                       Ended          through        Ended          Ended          1999 to
                                       October 31,    October 31,    October 31,    October 31,    April 30,
                                       1997           1996<F3>       1995<F4>       1994           1999<F9><F10>
                                       (Unaudited)
Net Asset Value,
  Beginning of Period                  $12.93         $12.79         $  13.32       $ 11.93        $ 13.73

Investment Activities
    Net investment income (loss)        (0.06)            --             0.05         (0.01)            --
    Net realized and unrealized
      gains (losses) from
      investments and
      foreign currencies                 0.65           0.14            (0.42)         1.40           0.77

        Total from
          Investment Activities          0.59           0.14            (0.37)         1.39           0.77

Distributions
    Net investment income                  --             --               --            --             --
    Net realized gains                  (0.45)            --            (0.55)           --             --
    Tax return of capital                  --             --            (0.07)           --             --

        Total Distributions             (0.45)            --            (0.62)           --             --

Net Asset Value, End of Period         $13.07         $12.93         $  12.33       $ 13.32        $ 14.50

Total Return
  (excludes sales charges)               4.68%          4.89%<F5>       (2.50)%       11.65%          5.61%<F8>
Ratios/Supplemental Data:
Net Assets, End of Period (000)        $  184         $  118         $106,477       $81,307        $34,066
Ratio of expenses to
  average net assets<F11>                3.07%          2.91%<F6>        1.53%         1.48%          1.96%<F6>
Ratio of net investment income
  (loss) to average net assets<F11>     (0.68)%        (0.10)%<F6>       0.75%        (0.51)%        (0.32)%<F6>
Ratio of expenses to
  average net assets<F1>                10.01%          6.46%<F6>        1.65%         1.83%          2.14%<F6>
Ratio of net investment income
  (loss) to average net assets<F1>      (7.62)%        (3.65)%<F6>       0.63%        (0.86)%        (0.50)%<F6>
Portfolio turnover<F7>                    116%           178%              68%           51%            42%

<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
<F2>  Calculated using average shares for the period.
<F3>  Effective March 1, 1996, the Fund designated the existing shares as Class
      A Shares and commenced offering Class B Shares.
<F4>  Effective June 5, 1995, the Victory Foreign Markets Portfolio merged into the
      International Growth Fund. Financial highlights for the periods prior to
      June 5, 1995 represent the International Growth Portfolio.
<F5>  Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period
      March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 1.11%.
<F6>  Annualized.
<F7>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F8>  Not Annualized.
<F9>  Period from commencement of operations.
<F10> Effective March 26, 1999, the Gradison International Fund merged into the Victory
      International Growth Fund.
<F11> On March 26, 1999, the adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 2.00% until at least
      April 1, 2001. The Adviser has also agreed to waive its management fee for Class A and Class B shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.


See notes to financial statements.

                                                    Statements of Cash Flows
The Victory Portfolios               For the Six Months Ended April 30, 1999
(Amounts in Thousands)                                           (Unaudited)

                                                                Diversified    Special
                                                 Value          Stock          Value
                                                 Fund           Fund           Fund

Increase (decrease) in cash
Cash Flows from Operating Activities:

Net increase in net assets from operations       $     435      $     1,827    $     928
Adjustments to reconcile net increase
  in net assets from operations to net
  cash used in operating activities:
        Purchase of investment securities         (929,853)      (3,341,402)    (521,624)
        Proceeds from disposition of
          investment securities                    942,387        3,337,764      604,458
        Increase/decrease in collateral
          for securities loaned                     (5,840)         (33,888)     (18,943)
        Increase/decrease in dividends
          and interest receivable                      (78)            (104)         178
        Increase/decrease in payable upon
          return of securities loaned                5,840           33,888      (18,943)
        Increase/decrease in accrued expenses           98              162          (78)

    Net cash used in operating activities           12,989           (1,753)      83,862

Cash Flows from Financing Activities:
Proceeds from shares sold                           49,724          216,094       28,282
Payment on shares redeemed                         (56,729)        (180,208)    (109,657)
Cash distributions paid                             (5,984)         (33,667)      (2,487)

    Net cash provided by financing activities      (12,989)           2,219      (83,862)

Cash:
    Beginning balance                                   --                2           --
    Ending balance                               $      --      $       468    $      --

<F1> Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $80,846, $167,392 and $12,701.


See notes to financial statements.

                                               Notes to Financial Statements
The Victory Portfolios                                        April 30, 1999
                                                                 (Unaudited)

1. Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 32 active funds. The accompanying financial statements and financial highlights are those of the U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Limited Term Income Fund, Intermediate Income Fund, Fund for Income, Government Mortgage Fund, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Balanced Fund, Convertible Securities Fund, Real Estate Investment ("REI") Fund, Value Fund, Lakefront Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Ohio Regional Stock Fund, International Growth Fund, Small Company Opportunity Fund (previously the Special Growth Fund) (collectively, the "Funds").

The U.S. Government Obligations Fund is authorized to issue two classes of shares: Investor Shares and Select Shares. The National Municipal Bond Fund, New York Tax-Free Fund, Balanced Fund, Special Value Fund and Ohio Regional Stock Fund are authorized to issue two classes of shares: Class A Shares and Class B Shares. The Fund for Income, Ohio Municipal Bond Fund and Small Company Opportunity Fund are authorized to issue two classes of shares: Class A Shares and Class G Shares. The Diversified Stock Fund and International Growth Fund are authorized to issue three classes of shares: Class A Shares, Class B Shares and Class G Shares. The Established Value Fund is authorized to issue Class G Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The U.S. Government Obligations Fund and the Prime Obligations Fund seek to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. The Limited Term Income Fund seeks to provide income consistent with limited fluctuation of principal. The Intermediate Income Fund and the Investment Quality Bond Fund seek to provide a high level of income. The Government Mortgage Fund seeks to provide a high level of current income consistent with safety of principal. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The New York Tax-Free Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to produce a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax. The Convertible Securities Fund seeks to provide a high level of current income together with long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Diversified Stock Fund and the Growth Fund seek to provide long term growth of capital. The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund and the Ohio Regional Stock Fund seek to provide capital appreciation. The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk. The Lakefront Fund seeks to provide long-term growth of capital and income. The REI Fund seeks to provide total return through investments in real estate-related securities.


2. Reorganizations:

The Trust entered an Agreement and Plan of Reorganization and Termination (the "Agreement") with the Gradison Custodian Trust, the Gradison-McDonald Municipal Custodian Trust and the Gradison Growth Trust (collectively, the "Gradison Trusts"). Each Gradison Trust was registered as an open-end investment management company under the 1940 Act. Pursuant to the Agreement, all of the assets and liabilities of the Gradison Government Income Fund, Gradison Ohio Tax-Free Income Fund, Gradison Growth and Income Fund, Gradison Established Value Fund, Gradison International Fund and the Gradison Opportunity Value Fund (collectively, the "Gradison Funds") were transferred individually to separate Funds of the Trust in exchange for Class G shares, a new class of shares issued in connection with the reorganization, of the corresponding Fund. The Gradison Government Income Fund transferred its assets and liabilities to the Victory Fund for Income. The Gradison Ohio Tax-Free Income Fund transferred its assets and liabilities to the Victory Ohio Municipal Bond Fund. The Gradison Growth and Income Fund transferred its assets and liabilities to the Victory Diversified Stock Fund. The Gradison Established Value Fund transferred its assets and liabilities to the Victory Established Value Fund. The Gradison International Fund transferred its assets and liabilities to the Victory International Growth Fund. The Gradison Opportunity Value Fund transferred its assets and liabilities to the Victory Special Growth Fund. Concurrent with the reorganization, the Victory Special Growth Fund was renamed the Victory Small Company Opportunity Fund. Immediately prior to these transfers, the Victory Fund for Income and Victory Small Company Opportunity Fund each effected a reverse stock split to adjust the net asset value per share to equal the net asset value per share of the Gradison Government Income Fund and the Gradison Opportunity Value Fund, respectively. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 26, 1999 for the Victory Fund for Income, Victory Ohio Municipal Bond Fund, Victory Diversified Stock Fund, Victory International Growth Fund and the Victory Small Company Opportunity Fund, and on April 1, 1999 for the Victory Established Value Fund (the "Effective Date(s) of the Reorganization"), following approval by shareholders of the Gradison Funds at a special shareholder meeting held on March 5, 1999.

For accounting purposes as a result of the reorganization, the historical basis of assets and liabilities of the Victory Fund for Income, Victory Ohio Municipal Bond Fund, Victory Diversified Stock Fund, Victory Established Value Fund, Victory International Growth Fund and Victory Small Company Opportunity Fund is that of the Gradison Government Income Fund, Victory Ohio Municipal Bond Fund, Victory Diversified Stock Fund, Gradison Established Value fund, Victory International Growth Fund and Gradison Opportunity Value Fund, respectively.

The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation immediately before and after the reorganization:

                                            Before                        After
                                        Reorganization                    Reorganization

                                  Gradison            Victory             Victory
                                  Government          Fund for            Fund for
                                  Income Fund         Income              Income

Class A Shares (000)                    --              3,314                2,426
Class G Shares (000)                    --                 --               12,352

Total Shares (000)                  12,352              3,314               14,778

Class A Net Assets (000)                --            $31,894             $ 31,894
Class G Net Assets (000)                --                 --              162,313

Total Net Assets (000)            $162,313            $31,894             $194,207

Net Asset Value                   $  13.14                 --                   --
Class A Shares                          --            $  9.62             $  13.14
Class G Shares                          --                 --             $  13.14

Unrealized Appreciation/
  (Depreciation) (000)            $    440            $  (190)            $    250



                                             Before                       After
                                         Reorganization                   Reorganization

                                  Gradison            Victory             Victory
                                  Ohio                Ohio                Ohio
                                  Tax-Free            Municipal           Municipal
                                  Fund                Bond Fund           Bond Fund

Class A Shares (000)                    --              7,059                7,059
Class G Shares (000)                    --                 --               10,429

Total Shares (000)                   8,885              7,059               17,488

Class A Net Assets (000)                --            $83,257             $ 83,257
Class G Net Assets (000)                --                 --              122,932

Total Net Assets (000)            $122,932            $83,257             $206,189

Net Asset Value                   $  13.84                 --                   --
Class A Shares                          --            $ 11.79             $  11.79
Class G Shares                          --                 --             $  11.79

Unrealized Appreciation (000)     $  4,805            $ 4,677             $  9,482


                                             Before                       After
                                         Reorganization                   Reorganization

                                  Gradison            Victory             Victory
                                  Growth &            Diversified         Diversified
                                  Income              Stock               Stock
                                  Fund                Fund                Fund

Class A Shares (000)                   --                 58,119              58,119
Class B Shares (000)                   --                  3,883               3,883
Class G Shares (000)                   --                     --               4,456

Total Shares (000)                  2,620                 62,002              66,458

Class A Net Assets (000)               --             $  996,070          $  996,070
Class B Net Assets (000)               --                 65,343              65,343
Class G Net Assets (000)               --                     --              76,373

Total Net Assets (000)            $76,373             $1,061,413          $1,137,786

Net Asset Value                   $ 29.15                     --                  --
Class A Shares                         --             $    17.14          $    17.14
Class B Shares                         --             $    16.83          $    16.83
Class G Shares                         --                     --          $    17.14

Unrealized Appreciation (000)     $16,342             $  156,843          $  173,185


                                            Before                        After
                                        Reorganization                    Reorganization

                                  Gradison            Victory             Victory
                                  Established         Established         Established
                                  Value               Value               Value
                                  Fund                Fund                Fund

Class G Shares (000)                    --            N/A                   15,233
Total Shares (000)                  15,233            N/A                   15,233

Class G Net Assets (000)                --            N/A                 $479,568
Total Net Assets (000)            $479,568            N/A                 $479,568

Net Asset Value                   $  31.48            N/A                       --
Class G Shares                          --            N/A                 $  31.48

Unrealized Appreciation (000)     $153,283            N/A                 $153,283


                                              Before                      After
                                          Reorganization                  Reorganization

                                                      Victory             Victory
                                  Gradison            International       International
                                  International       Growth              Growth
                                  Fund                Fund                Fund

Class A Shares (000)                   --                9,551               9,551
Class B Shares (000)                   --                   39                  39
Class G Shares (000)                   --                   --               2,363

Total Shares (000)                  1,848                9,590              11,953

Class A Net Assets (000)               --             $131,095            $131,095
Class B Net Assets (000)               --                  515                 515
Class G Net Assets (000)               --                   --              32,440

Total Net Assets (000)            $32,440             $131,610            $164,050

Net Asset Value                   $ 17.56                   --                  --
Class A Shares                         --             $  13.73            $  13.73
Class B Shares                         --             $  13.26            $  13.26
Class G Shares                         --                   --            $  13.73

Unrealized Appreciation (000)     $ 3,364             $ 17,987            $ 21,351

                                            Before                        After
                                        Reorganization                    Reorganization

                                  Gradison            Victory             Victory
                                  Opportunity         Special             Special
                                  Value               Growth              Growth
                                  Fund                Fund                Fund

Class A Shares (000)                    --              5,824                3,124
Class G Shares (000)                    --                 --                6,003

Total Shares (000)                   6,003              5,824                9,127

Class A Net Assets (000)                --            $63,184             $ 63,184
Class G Net Assets (000)                --                 --              121,427

Total Net Assets (000)            $121,427            $63,184             $184,611

Net Asset Value                   $  20.23                 --                   --

Class A Shares                          --            $ 10.85             $  20.23
Class G Shares                          --                 --             $  20.23

Unrealized Appreciation/
  (Depreciation) (000)            $ 20,262            $(2,393)            $ 17,869



The Trust entered an Agreement and Plan of Reorganization with The SBSF Funds, Inc. d/b/a Key Mutual Funds pursuant to which all of the assets and liabilities of each Key Mutual Fund transferred to a Fund of the Victory Portfolios in exchange for shares of the corresponding Fund. The SBSF Fund transferred its assets and liabilities to the Victory Diversified Stock Fund. The Key Stock Index Fund transferred its assets and liabilities to the Victory Stock Index Fund. The SBSF Capital Growth Fund transferred its assets and liabilities to the Victory Special Growth Fund. The SBSF Convertible Securities Fund transferred its assets and liabilities to the Victory Convertible Securities Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 16, 1998 for the Victory Diversified Stock, Victory Stock Index, and Victory Special Growth funds and March 23, 1998 for the Victory Convertible Securities Fund, following approval by shareholders of SBSF Funds, Inc. d/b/a Key Mutual Funds at a special shareholder meeting held on March 6, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:


                                             Before                       After
                                         Reorganization                   Reorganization

                                  SBSF                Victory             Victory
                                  Convertible         Convertible         Convertible
                                  Securities          Securities          Securities
                                  Fund                Fund                Fund

Shares (000)                         8,557            --                     8,557
Net Assets (000)                  $120,143            --                  $120,143
Net Asset Value                   $  14.04            --                  $  14.04
Unrealized Appreciation (000)     $ 15,775            --                  $ 15,775



                                              Before                     After
                                          Reorganization                 Reorganization

                                                     Victory             Victory
                                                     Diversified         Diversified
                                  SBSF               Stock Fund          Stock Fund
                                  Fund               (Class A)           (Class A)

Shares (000)                        5,825               47,409              52,135
Net Assets (000)                  $86,317             $865,944            $952,261
Net Asset Value                   $ 14.82             $  18.27            $  18.27
Unrealized Appreciation (000)     $24,319             $215,899            $240,218



                                            Before                        After
                                        Reorganization                    Reorganization

                                  Key                 Victory             Victory
                                  Stock Index         Stock               Stock
                                  Fund                Index Fund          Index Fund

Shares (000)                        3,286               28,599              30,871
Net Assets (000)                  $46,866             $589,611            $636,477
Net Asset Value                   $ 14.26             $  20.62            $  20.62
Unrealized Appreciation (000)     $ 8,966             $189,225            $198,191


                                             Before                       After
                                         Reorganization                   Reorganization

                                  SBSF                Victory             Victory
                                  Capital             Special             Special
                                  Growth Fund         Growth Fund         Growth Fund

Shares (000)                        3,454                7,340               9,821
Net Assets (000)                  $35,309             $104,465            $139,774
Net Asset Value                   $ 10.22             $  14.23            $  14.23
Unrealized Appreciation (000)     $ 4,227             $ 15,458            $ 19,685


3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund (collectively "the money market funds") are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature within 397 days, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Investments of the Limited Term Income Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Convertible Securities Fund, Balanced Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund, and the REI Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translation:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Balanced Fund and the International Growth Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Trust isolates that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Repurchase Agreements:

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Trust's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Forward Currency Contracts:

A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Futures Contracts:

The Balanced Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Ohio Regional Stock Fund, International Growth Fund, and Lakefront Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Trust may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Trust the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Trust to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of April 30, 1999, the Funds had outstanding "when issued" purchase commitments, with a corresponding amount of assets segregated, as follows (amounts in thousands):

      Investment Quality Bond            $1,153  (0.7% of net assets)

These amounts are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities.

Securities Lending:

The U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Limited Term Income Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, Convertible Securities Fund, Balanced Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund and the REI Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. In accordance with GAAP, a statement of cash flows is presented if a Fund recorded collateral assets exceeding 10% of average net assets during the year. Under this guideline, a statement of cash flows is presented for Diversified Stock Fund, Special Value Fund, and Value Fund. The following Funds had securities with the following market values on loan as of April 30, 1999 (amounts in thousands):

                                                       Market Value of
                                                      Loaned Securities

      U.S. Government Obligations Fund                    $153,642
      Prime Obligations Fund                                30,002
      Financial Reserves Fund                               50,578
      Limited Term Income Fund                              14,484
      Intermediate Income Fund                              56,401
      Investment Quality Bond Fund                          21,351
      Balanced Fund                                         64,370
      Convertible Securities Fund                           11,473
      Value Fund                                            54,827
      Diversified Stock Fund                               212,426
      Stock Index Fund                                     104,606
      Growth Fund                                           37,299
      Special Value Fund                                    25,402
      Ohio Regional Stock Fund                               3,198
      Small Company Opportunity Fund                        10,101

The loaned securities were fully collateralized by cash, and short-term securities purchased with such cash collateral, as of April 30, 1999.

As disclosed in the Schedule of Investments the Victory Value Fund invested cash collateral in a Merrill Lynch Repurchase Agreement with an interest rate of 4.97% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal     Description                               Market Value

$2,000        Banco de Credito, CP, 6/29/99             $ 1,984
   800        Block Financial Corp., CP, 5/6/99             799
   625        Capital Credit Corp., 4.90%, 6/30/99          620
   700        Coca Cola Co., CP, 6/28/99                    695
   800        Delaware Funding Corp., CP, 5/11/99           799
   920        Diageo, CP, 7/1/99                            912
   625        Dorada Finance, Inc., CP, 6/30/99             620
   407        Enterprise Funding, CP, 5/10/99               407
   830        Falcon Asset Securities, CP, 5/27/99          827
   400        Quincy Capital Corp., CP, 5/6/99              400
   723        Trident Capital Corp., 4.88%, 5/17/99         721
   700        Trident Capital Corp., CP, 5/13/99            698
   587        Triple A Funding Corp., CP, 5/18/99           585
   756        Windmill Funding, CP, 5/18/99                 754

                                                        $10,821

As disclosed in the Schedule of Investments the Victory Balanced Fund invested cash collateral in Goldman Sachs Group, L.P. Repurchase Agreement with an interest rate of 5.04% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal   Description                                   Market Value

$  700      Carolina Power & Light Co., 5.88%, 1/15/04    $  709
    48      City of Naples, 7.52%, 7/15/06                    51
   282      Conoco, Inc., 6.35%, 4/15/09                     282
   925      Conoco, Inc., 6.95%, 4/15/29                     921
 2,023      Heller Financial, Inc., 6.44%, 10/6/02         2,060
 3,600      Hutchison Whampoa Financial, 6.99%, 8/1/37     3,593
 1,000      PEFCO, 6.90%, 1/31/03                          1,064

                                                          $8,680

As disclosed in the Schedule of Investments the Victory Investment Quality Bond Fund invested cash collateral in a Merrill Lynch Repurchase Agreement with an interest rate of 4.97% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal     Description                                 Market Value

$420          Barton Capital Corp., CP, 6/21/99           $  417
 763          C.S.C. Enterprises, CP, 6/10/99                759
 400          CIBA Specialty Chemical Co., CP, 6/4/99        398
 450          Coca Cola Co., CP, 6/4/99                      448
 712          Dorada Finance, Inc., CP, 6/14/99              708
 544          Enterprise Funding Corp., CP, 6/4/99           541
 617          Enterprise Funding Corp., CP, 6/18/99          613
 514          GMAC, CP, 6/4/99                               512
 300          Motorola, CP, 6/4/99                           299
 723          Southland Corp., CP, 7/27/99                   714

                                                          $5,409

As disclosed in the Schedule of Investments the Victory Growth Fund invested cash collateral in a Merrill Lynch Repurchase Agreement with an interest rate of 4.97% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal     Description                               Market Value

$633          Charta Corp., CP, 6/2/99                    $  630
 425          Enterprise Funding Corp., CP, 6/14/99          423
 765          Ford Motor, CP, 7/15/99                        757
 945          Johnson & Johnson, CP, 10/10/99                923
 500          K2 USA, LLC, CP, 6/2/99                        498
 750          K2 USA, LLC, CP, 8/2/99                        741
 750          LG&E Capital Corp., CP, 6/7/99                 746
 700          Sigma Finance, Inc., CP, 10/25/99              683

                                                          $5,401

As disclosed in the Schedule of Investments the Victory Stock Index Fund invested cash collateral in a Nations Bank Repurchase Agreement with an interest rate of 5.08% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal     Description                               Market Value

$1,284        Finova Capital Corp., 6.75%, 3/9/09         $ 1,316
   875        Finova Capital Corp., 6.13%, 3/15/04            875
 1,500        KN Energy, Inc., 6.80%, 3/1/08                1,558
 6,825        Key Corp., 7.50%, 6/15/06                     7,485
 4,000        Loral Corp., 7.00%, 9/15/23                   4,058
 1,000        Occidental Petroleum, 7.38%, 11/15/08         1,052
 5,000        Occidental Petroleum, 6.50%, 4/1/05           4,907
 1,000        ProLogis Trust, 7.10%, 4/15/08                  999
 3,421        Waste Management, Inc., 6.13%, 7/15/11        3,498

                                                          $25,750

As disclosed in the Schedule of Investments the Victory Stock Index Fund invested cash collateral in a Goldman Sachs Group, L.P. Repurchase Agreement with an interest rate of 5.04% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal     Description                                 Market Value

$2,599        Atlantic Richfield Co., 5.90%, 4/15/09      $ 2,579
 1,740        Bank of America Corp., 9.50%, 6/1/04          2,074
 4,000        Boeing Co., 7.95%, 8/15/24                    4,652
 2,700        Corning, Inc., 6.85%, 3/1/29                  2,725
 1,723        City of Naples, 7.52%, 7/15/06                1,846
 1,175        Farmers Insurance, 8.63%, 5/1/24              1,397
 4,050        Heller Financial, Inc., 6.44%, 10/6/02        4,124
 1,065        PEFCO, 7.90%, 3/31/00                         1,099
 4,173        Province de Quebec, 7.50%, 7/15/23            4,697
   201        Public Service Electric & Gas Co.,
                6.00%, 5/1/00                                 207

                                                          $25,400

As disclosed in the Schedule of Investments the Victory Diversified Stock Fund invested cash collateral in a Nations Bank Repurchase Agreement with an interest rate of 5.08% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal     Description                                  Market Value

$ 8,425       AMVESCAP PLC, 6.60%, 5/15/05                    $ 8,617
  1,000       CSX Corp., 6.25%, 10/15/08                          988
 11,000       Computer Associates Intl., 6.38%, 4/15/05        10,754
  8,935       Computer Associates Intl., 6.25%, 4/15/03         8,813
  5,000       Empresa Nacional de Electricidad,
                8.50%, 4/1/09                                   5,294
  3,420       Empresa Nacional de Electricidad,
                7.75%, 7/15/08                                  3,468
  8,216       Finova Capital Corp., 6.75%, 3/9/09               8,417

                                                              $46,350

As disclosed in the Schedule of Investments the Victory Diversified Stock Fund invested cash collateral in a Morgan Stanley Dean Witter Repurchase Agreement with an interest rate of 5.04% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal     Description                                  Market Value

$ 2,950       AFLAC, Inc., 6.50%, 4/15/09                    $ 2,946
     10       Chesapeake & Potomac, 8.30%, 8/1/31                 12
 19,075       Coastal Corp., 8.75%, 5/15/99                   19,860
  1,365       Coca-Cola Enterprises, 7.88%, 2/1/02             1,468
  2,500       IBM, 8.38%, 11/1/19                              3,095
  6,585       Merrill Lynch, CP, 6/30/99                      19,031
  3,700       Morgan Stanley Dean Witter, CP, 4/2/06           3,636
    600       Norsk Hydro, 6.80%, 1/15/28                        583
  5,000       Province de Quebec, 7.00%, 1/30/07               5,370

                                                             $56,001

As disclosed in the Schedule of Investments the Victory Diversified Stock Fund invested cash collateral in a Salomon Corp. Repurchase Agreement with an interest rate of 5.04% and a maturity date of 5/3/99 which was collateralized by the following securities (amounts in thousands):

Principal     Description                                  Market Value

$6,300        Albertson's, Inc., 7.75%, 6/15/26              $ 7,150
 6,935    Ford Motor, 7.00%, 9/25/01                           7,146
 5,000    Lowe's Corp., 6.50%, 3/15/29                         4,796
 4,500    Lowe's Corp., 7.11%, 5/15/37                         4,938
 5,000    Monsanto Co., 5.88%, 12/1/08                         4,864
 5,475    Tele-Communications, Inc., 10.13%, 8/1/01            5,992
 4,653    Tele-Communications, Inc., 8.25%, 1/15/03            5,029
 3,219    United Utilities, 6.88%, 8/15/28                     3,130

                                                             $43,045

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly for the Convertible Securities Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund, and the REI Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Income Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, and Balanced Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

All expenses in connection with Lakefront and REI's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by those Funds. Such expenses are being amortized over a period of five years commencing with the respective inception dates.


4. Purchases and Sales of Securities:

Purchases (excluding securities acquired through the reorganization described in Note 2 -- Reorganization above) and sales of securities (excluding short-term securities) for the period ended April 30, 1999 were as follows (amounts in thousands):

                                              Purchases        Sales

      Limited Term Income Fund                $ 93,128       $ 93,457
      Intermediate Income Fund                 364,752        366,367
      Fund for Income                           32,010         28,887
      Government Mortgage Fund                 158,454        160,362
      Investment Quality Bond Fund             356,082        364,733
      National Municipal Bond Fund              27,224         25,794
      New York Tax-Free Fund                       976          4,004
      Ohio Municipal Bond Fund                  56,233         56,236
      Balanced Fund                            429,089        427,256
      Convertible Securities Fund               28,314         52,836
      REI Fund                                   1,712          2,951
      Value Fund                                92,614         99,776
      Lakefront Fund                               207            242
      Diversified Stock Fund                   484,067        517,757
      Stock Index Fund                         104,523          8,847
      Growth Fund                               84,332         55,797
      Established Value Fund                     8,564         15,354
      Special Value Fund                        59,275        139,782
      Ohio Regional Stock Fund                     402          9,485
      International Growth Fund                 59,905         78,136
      Small Company Opportunity Fund             2,388          6,261

5. Related Party Transactions:

Investment advisory services are provided to all the Funds by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Lakefront Capital Investors, Inc. serves as a sub-adviser for the Lakefront Fund, and, effective May 15, 1998, Indocam International Investment Services, S.A. serves as a sub-adviser for the International Growth Fund. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The Adviser, and not the Trust, pays sub-advisory fees as applicable. KeyTrust Company of Ohio, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for all the Funds except the U.S. Government Obligations Funds (Investor Shares), Financial Reserves Fund and Stock Index Fund. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced.

BISYS Fund Services (the "Administrator" or the "Distributor," as applicable), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Trust and, during the period October 23, 1998 through the Effective Dates of the Reorganizations, as distributor for the Gradison Trusts. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of each Fund's average daily net assets up to $300 million, 0.12% of each Fund's average daily net assets between $300 million and $600 million, and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive distribution services fees computed at the annual rate of 0.75% of the average daily net assets of Class B Shares of the National Municipal Bond Fund, the New York Tax-Free Fund, the Balanced Fund, the Diversified Stock Fund, the Special Value Fund, the Ohio Regional Stock Fund and the International Growth Fund. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of 0.25% of the average daily net assets of the Class G shares of the Fund for Income, Ohio Municipal Bond Fund, Diversified Stock Fund, Established Value Fund, Small Company Opportunity Fund and the International Growth Fund. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Distributor may also receive a fee for general distribution services and for its assistance in selling Class G shares of the Funds. This fee is computed and paid at an annual rate of 0.25% of the average daily net assets of the Class G shares of the Fund for Income, Ohio Municipal Bond Fund, Diversified Stock Fund, Established Value Fund, Small Company Opportunity Fund and the International Growth Fund.

In addition, the Distributor is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended April 30, 1999, the Distributor received approximately $982,000 from commissions earned on sales of shares of the variable net asset value funds, a portion of which the Distributor reallowed to dealers of the Funds' shares including approximately $962,000 to affiliates of the Funds. BISYS also serves the Funds and, during the period March 1, 1999 through the Effective Dates of the Reorganization, served the Gradison Funds, as Mutual Fund Accountant and receives a fee for these services under the terms of a fund accounting agreement.

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund for Income, the Ohio Municipal Bond Fund, the Diversified Stock Fund, the Established Value Fund, the International Growth Fund and the Small Company Opportunity Fund at a maximum of 0.89%, 0.91%, 1.44%, 1.10%, 2.00% and 1.30% of average daily net assets, respectively, until at least April 1, 2001. Further, the Adviser has agreed to waive its management fee for Class A and Class B shares, as applicable, of those Funds to the same extent the fee is waived for Class G shares of the corresponding Fund until at least April 1, 2001. Effective May 3, 1999, the Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Lakefront Fund to 1.50% of average daily net assets, until at least February 29, 2000 and to 2.00% of average daily net assets, until at least February 28, 2009.

Additional information regarding related party transactions is as follows for the six months ended April 30, 1999:

                                                                 Investment
                                             Advisory            Administration
                                               Fees              Fees

                                      Percentage
                                      of Average    Voluntary    Voluntary
                                      Daily         Fee          Fee
                                      Net Assets    Reductions   Reductions
                                                    (000)        (000)

U.S. Government Obligations Fund      0.35%         $ --         $ --
Prime Obligations Fund                0.35%           --           --
Financial Reserves Fund               0.50%           --           --
Tax-Free Money Market Fund            0.35%           --           --
Ohio Municipal Money Market Fund      0.50%          559           --
Limited Term Income Fund              0.50%           53           --
Intermediate Income Fund              0.75%          344           --
Fund for Income                       0.50%           21           17
Government Mortgage Fund              0.50%           60           --
Investment Quality Bond Fund          0.75%          203           --
National Municipal Bond Fund          0.55%          111           --
New York Tax-Free Fund                0.55%           24            9
Ohio Municipal Bond Fund              0.60%          113           --
Balanced Fund                         1.00%          533           --
Convertible Securities Fund           0.75%           --           --
Real Estate Investment Fund           1.00%           63           --
Value Fund                            1.00%          158           --
Lakefront Fund                        1.00%            3           --
Diversified Stock Fund                0.65%          304           --
Stock Index Fund                      0.60%          448          468
Growth Fund                           1.00%          144           --
Established Value Fund                0.65%           29           --
Special Value Fund                    1.00%          154           --
Ohio Regional Stock Fund              0.75%           19           --
Small Company Opportunity Fund        1.00%           16           15
International Growth Fund             1.10%           53           --

Prior to the Effective Dates of the Reorganization, investment advisory services were provided to the Gradison Funds by McDonald & Company Securities, Inc. ("McDonald"), pursuant to investment advisory agreements between the Gradison Funds and McDonald under substantially the same terms as the Funds' investment advisory agreement described above, except that the Gradison International Fund paid McDonald a fee computed and accrued daily and paid monthly based upon the daily net assets of that fund at the annual rate of 1.00% on the first $100 million, 0.90% on the next $150 million, 0.80% of the next $250 million and 0.75% of net assets in excess of $500 million for acting as its investment adviser. Blairlogie Capital Management ("Blairlogie") served as sub-advisor to the Gradison International Fund prior to the Effective Date of the Reorganization. Transfer agent services, including dividend disbursing, fund accounting services and administrative services were provided by McDonald prior to the Effective Dates of the Reorganization, pursuant to the terms of a Transfer Agency, Accounting Services and Administrative Services agreement between certain of the Gradison Funds and McDonald. Under the terms of those agreements, the Gradison Established Value Fund, the Gradison Growth & Income Fund, the Gradison Opportunity Value Fund and the Gradison International Fund paid McDonald a monthly fee for transfer agent and administrative services at an annual rate of $18.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Gradison Ohio Tax-Free Income Fund paid $24.00 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. Under the terms of a Data Processing Agreement with McDonald, the Gradison Government Income Fund paid McDonald a monthly fee at an annual rate of $8.25 per shareholder non-zero balance account for data processing services provided to that fund. The Gradison Established Value, Gradison Growth & Income, Gradison Opportunity Value and Gradison International Funds paid fund accounting fees to McDonald under substantially the same terms as the Funds. Under the terms of an Expense Reimbursement Agreement, McDonald agreed to reimburse expenses to the Gradison Growth & Income and Gradison International Funds to the extent such expenses exceeded 1.50% and 2.00% of average daily net assets, respectively, prior to the Effective Dates of the Reorganization. Prior to the Effective Dates of the Reorganization, officers of the Gradison Funds were also officers of McDonald.

6. Capital Share Transactions:

Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):

                                             U.S. Government Obligations Fund

                                            Six Months          Year
                                            Ended               Ended
                                            April 30,           October 31,
                                            1999                1998

Capital and Share Transactions:
Investor Shares:
Proceeds from shares issued                    557,889           1,048,740
Dividends reinvested                                 9                  22
Cost of shares redeemed                       (641,645)           (933,795)

Total                                          (83,747)            114,967

Select Shares:
Proceeds from shares issued                  1,509,002           3,183,081
Dividends reinvested                            28,926              57,576
Cost of shares redeemed                     (1,401,740)         (2,874,230)

Total                                          136,188             366,427


                                                   Fund For Income

                                              Four Months         Year
                                              Ended               Ended
                                              April 30,           December 31,
                                              1999                1998

Capital Transactions:
Class A Shares:
Proceeds from shares issued                   $    609                  --
Proceeds from shares issued
  in connection with acquisition                32,095                  --
Dividends reinvested                               110                  --
Cost of shares redeemed                         (2,104)                 --

Total                                         $ 30,710                  --

Class G Shares:
Proceeds from shares issued                   $ 20,739            $ 52,319
Proceeds from shares issued
  in connection with acquisition                    --                  --
Dividends reinvested                             2,844               7,552
Cost of shares redeemed                        (20,186)            (57,385)

Total                                         $  3,397            $  2,486

Share Transactions:
Class A Shares:
Issued                                              46                  --
Issued in connection with acquisition            2,426                  --
Reinvested                                           8                  --
Redeemed                                          (159)                 --

Total                                            2,321                  --

Class G Shares:
Issued                                           1,570               3,958
Issued in connection with acquisition               --                  --
Reinvested                                         216                 572
Redeemed                                        (1,530)             (4,338)

Total                                              256                 192

                                     National Municipal
                                         Bond Fund              New York Tax-Free Fund        Ohio Municipal Bond Fund

                                  Six Months     Year           Six Months     Year           Six Months     Year
                                  Ended          Ended          Ended          Ended          Ended          Ended
                                  April 30,      October 31,    April 30,      October 31,    April 30,      October 31,
                                  1999           1998           1999           1998           1999           1998

Capital Transactions:
Class A Shares:
Proceeds from shares issued       $ 8,635        $ 16,834       $ 2,183        $ 5,992        $ 10,369       $ 16,324
Dividends reinvested                1,449           1,607           242            596             752            917
Cost of shares redeemed            (9,163)        (20,804)       (5,455)        (4,006)         (8,852)       (14,725)

Total                             $   921        $ (2,363)      $(3,030)       $ 2,582        $  2,269       $  2,516

Class B Shares:
Proceeds from shares issued       $   634        $    646       $   388        $ 1,103              --             --
Dividends reinvested                   91              61            58            122              --             --
Cost of shares redeemed              (232)           (688)         (354)          (548)             --             --

Total                             $   493        $     19       $    92        $   677              --             --

Class G Shares:
Proceeds from shares issued            --              --            --             --        $  3,745             --
Proceeds from shares issued
  in connection with acquisition       --              --            --             --         118,155             --
Dividends reinvested                   --              --            --             --             437             --
Cost of shares redeemed                --              --            --             --          (4,175)            --

Total                                  --              --            --             --        $118,162             --

Share Transactions:
Class A Shares:
Issued                                808           1,576           172            470             871          1,377
Reinvested                            136             150            19             47              63             78
Redeemed                             (856)         (1,932)         (427)          (315)           (745)        (1,243)

Total                                  88            (206)         (236)           202             189            212

Class B Shares:
Issued                                 59              60            30             87              --             --
Issued in connection
  with acquisition                     --              --            --             --              --             --
Reinvested                              9               6             5             10              --             --
Redeemed                              (22)            (65)          (28)           (43)             --             --

Total                                  46               1             7             54              --             --

Class G Shares:
Issued                                 --              --            --             --             319             --
Issued in connection
  with acquisition                     --              --            --             --          10,429             --
Reinvested                             --              --            --             --              38             --
Redeemed                               --              --            --             --            (354)            --

Total                                  --              --            --             --          10,432             --


                                      Balanced Fund              Diversified Stock Fund         Special Value Fund

                                  Six Months     Year           Six Months     Year           Six Months     Year
                                  Ended          Ended          Ended          Ended          Ended          Ended
                                  April 30,      October 31,    April 30,      October 31,    April 30,      October 31,
                                  1999           1998           1999           1998           1999           1998

Capital Transactions:

Class A Shares:
Proceeds from shares issued       $ 28,507       $ 93,069       $ 134,952      $ 339,630      $  28,115      $  96,571
Dividends reinvested                28,359         25,674         156,810         69,826         12,623         28,184
Cost of shares redeemed            (31,741)       (65,050)       (172,677)      (319,480)      (109,429)      (116,764)

Total                             $ 25,125       $ 53,693       $ 119,085      $  89,976      $ (68,691)     $   7,991

Class B Shares:
Proceeds from shares issued       $  3,419       $  2,906       $  11,699      $  19,452      $     155      $   1,049
Dividends reinvested                   468            243          10,399          3,412             78            132
Cost of shares redeemed               (779)          (435)         (3,694)        (4,782)          (465)          (463)

Total                             $  3,108       $  2,714       $  18,404      $  18,082      $    (232)     $     718

Class G Shares:
Proceeds from shares issued             --             --       $   7,566             --             --             --
Proceeds from shares issued
  in connection with acquisition        --             --          60,016             --             --             --
Dividends reinvested                    --             --              --             --             --             --
Cost of shares redeemed                 --             --          (1,836)            --             --             --

Total                                   --             --       $  65,746             --             --             --

Share Transactions:
Class A Shares:
Issued                               1,907          6,530           7,993         20,330          2,064          6,124
Reinvested                           1,939          1,880          10,219          4,198            951          1,804
Redeemed                            (2,136)        (4,599)        (10,188)       (17,944)        (8,230)        (7,676)

Total                                1,710          3,811           8,024          6,584         (5,215)           252

Class B Shares:
Issued                                 230            203             711          1,088             11             66
Reinvested                              32             18             690            208              6              9
Redeemed                               (52)           (30)           (223)          (271)           (36)           (30)

Total                                  210            191           1,178          1,025            (19)            45

Class G Shares:
Issued                                  --             --             424             --             --             --
Issued in connection
  with acquisition                      --             --           4,456             --             --             --
Reinvested                              --             --              --             --             --             --
Redeemed                                --             --            (104)            --             --             --

Total                                   --             --           4,776             --             --             --




                                                                   Small Company
                                   Ohio Regional Stock Fund       Opportunity Fund             International Growth Fund

                                  Six Months     Year           One Month      Year           Six Months     Year
                                  Ended          Ended          Ended          Ended          Ended          Ended
                                  April 30,      October 31,    April 30,      March 31,      April 30,      October 31,
                                  1999           1998           1999           1998           1999           1998

Capital Transactions:
Class A Shares:
Proceeds from shares issued       $  2,383       $  8,735       $   139        $  71,034      $ 119,295      $191,799
Dividends reinvested                 3,413          3,503            --               --          4,452         4,023
Cost of shares redeemed            (10,287)       (17,668)       (4,383)            (609)      (137,895)     (169,227)

Total                             $ (4,491)      $ (5,430)      $(4,244)       $  70,425      $ (14,148)    $  26,595

Class B Shares:
Proceeds from shares issued       $     10       $    386            --               --      $     161     $     186
Dividends reinvested                   119             72            --               --             15            11
Cost of shares redeemed                (84)           (25)           --               --            (16)          (13)

Total                             $     45       $    433            --               --      $     160     $     184

Class G Shares:
Proceeds from shares issued             --             --       $ 4,684        $ 163,313      $     643            --
Proceeds from shares issued
  in connection with acquisition        --             --            --               --         29,074            --
Dividends reinvested                    --             --            --            7,587             --            --
Cost of shares redeemed                 --             --        (8,309)        (174,974)          (857)           --

Total                                   --             --       $(3,625)       $  (4,074)     $  28,860            --

Share Transactions:
Class A Shares:
Issued                                 130            382            55            3,150          8,525        14,282
Reinvested                             182            160            --               --            227           324
Redeemed                              (565)          (806)         (215)             (30)        (9,737)      (12,386)

Total                                 (253)          (264)         (160)           3,120           (985)        2,220

Class B Shares:
Issued                                   1             17            --               --             12            13
Reinvested                               6              3            --               --              1             1
Redeemed                                (5)            (1)           --               --             (1)           (1)

Total                                    2             19            --               --             12            13

Class G Shares:
Issued                                  --             --           218            6,918             45            --
Issued in connection
  with acquisition                      --             --            --               --          2,363            --
Reinvested                              --             --            --              305             --            --
Redeemed                                --             --          (447)          (7,449)           (60)           --

Total                                   --             --          (229)            (226)         2,348            --



7. Concentration of Credit Risk:

The Ohio Municipal Money Market Fund, New York Tax-Free Fund, and Ohio Municipal Bond Fund invest primarily in municipal debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes, and the Ohio Regional Stock Fund invests in equity securities issued by companies domiciled in Ohio. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within those states than are other types of funds which are not geographically concentrated to the same extent.

8. Voting Results of a Special Meeting of the Gradison Fund Shareholders (Unaudited):

A Special Meeting of Shareholders of the Gradison Funds was held on March 5, 1999. At the meeting, shareholders voted on the following matters with the following results as indicated below:

Proposal 1

To approve an Agreement and Plan of Reorganization and Termination pursuant to which the Gradison Funds will transfer all of their assets and liabilities solely in exchange (the "Exchange") for Class G Shares of the corresponding Victory Fund, as described above, under Reorganizations. The Gradison Government Income Fund will distribute Class G shares of the Victory Fund for Income received in the Exchange to its shareholders in an amount equal in net asset value to the shares of the Gradison Government Income Fund held by such shareholders as of the date of the exchange, after which the Gradison Government Income Fund will be terminated. The Gradison Ohio Tax-Free Income Fund will distribute Class G shares of the Victory Ohio Municipal Bond Fund received in the Exchange to its shareholders in an amount equal in net asset value to the shares of the Gradison Ohio Income Tax-Free Fund held by such shareholders as of the date of the exchange, after which the Gradison Ohio Tax-Free Income Fund will be terminated. The Gradison Growth & Income Fund will distribute Class G shares of the Victory Diversified Stock Fund received in the Exchange to its shareholders in an amount equal in net asset value to the shares of the Gradison Growth & Income Fund held by such shareholders as of the date of the exchange, after which the Gradison Growth & Income Fund will be terminated. The Gradison Established Value Fund will distribute Class G shares of the Victory Established Value Fund received in the exchange to its shareholders in an amount equal in net asset value to the shares of the Gradison Established Value Fund held by such shareholders as of the date of the exchange, after which the Gradison Established Value Fund will be terminated. The Gradison International Fund will distribute Class G shares of the Victory International Growth Fund received in the Exchange to its shareholders in an amount equal in net asset value to the shares of the Gradison International Fund held by such shareholders as of the date of the exchange, after which the Gradison International Fund will be terminated. The Gradison Opportunity Value Fund will distribute Class G shares of the Victory Small Company Opportunity Fund received in the Exchange to its shareholders in an amount equal in net asset value to the shares of the Gradison Opportunity Value Fund held by such shareholders as of the date of the exchange, after which the Gradison Opportunity Value Fund will be terminated.

                                            For           Against     Abstain

Gradison Government Income Fund             6,214,681      77,025     298,638
Gradison Ohio Tax-Free Income Fund          5,030,214      86,171     564,500
Gradison Growth & Income Fund               1,221,905      21,962      91,427
Gradison Established Value Fund             9,150,642     220,771     392,960
Gradison International Fund                   968,785      19,521     127,248
Gradison Opportunity Value Fund             3,401,280     146,661     165,906

Proposal 2

To approve a new Investment Advisory Agreement between each respective Gradison Trust, on behalf of each of the Gradison Funds, and McDonald Investments, Inc. because the merger of McDonald's corporate parent with KeyCorp caused the previous agreement to terminate.

                                            For           Against     Abstain

Gradison Government Income Fund             6,226,902      84,278     281,293
Gradison Ohio Tax-Free Income Fund          5,230,950      48,062     401,873
Gradison Growth & Income Fund               1,221,805      20,081      93,408
Gradison Established Value Fund             9,013,177     209,306     393,279
Gradison International Fund                   970,690      19,848     125,017
Gradison Opportunity Value Fund             3,384,334     156,140     166,780

Proposal 3

To approve a new Investment Sub-Advisory Agreement between the McDonald Investments Inc. and Blairlogie Capital Management because the merger of McDonald's corporate parent with KeyCorp and the unrelated sale of a controlling interest in Blairlogie caused the previous agreement to terminate.

                                            For           Against     Abstain

Gradison International Fund                 1,071,189      18,670      25,696


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The Victory Funds                                                Bulk Rate
127 Public Square                                               U.S. Postage
OH-01-27-1612                                                       PAID
Cleveland, Ohio 44114                                          Cleveland, OH
                                                               Permit No. 469


                                    LOGO (R)
                                  Victory Funds

Call Victory at:                                 Or Call Gradison McDonald at:
800-539-FUND (800-539-3863)                       800-869-5999 or 513-579-5999

                                                             1VF-SEMI-AR  6/99